SPARTAN(REGISTERED TRADEMARK) TOTAL MARKET INDEX
SPARTAN EXTENDED MARKET INDEX
SPARTAN INTERNATIONAL INDEX
FUNDS

SEMIANNUAL REPORT

AUGUST 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE              3    NED JOHNSON ON INVESTING
                                      STRATEGIES.



SPARTAN TOTAL MARKET INDEX FUND  4    PERFORMANCE

                                 5    FUND TALK: THE SUB-ADVISER'S
                                      OVERVIEW

                                 6    INVESTMENT CHANGES

                                 7    INVESTMENTS

                                 35   FINANCIAL STATEMENTS



SPARTAN EXTENDED MARKET INDEX    37   PERFORMANCE
FUND

                                 38   FUND TALK: THE SUB-ADVISER'S
                                      OVERVIEW

                                 39   INVESTMENT CHANGES

                                 40   INVESTMENTS

                                 80   FINANCIAL STATEMENTS



SPARTAN INTERNATIONAL INDEX      82   PERFORMANCE
FUND

                                 83   FUND TALK: THE SUB-ADVISER'S
                                      OVERVIEW

                                 84   INVESTMENT CHANGES

                                 85   INVESTMENTS

                                 95   FINANCIAL STATEMENTS



NOTES                            97   NOTES TO THE FINANCIAL
                                      STATEMENTS.

PROXY VOTING RESULTS             100




Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(Photograph of Edward C. Johnson 3d.)

DEAR SHAREHOLDER:

In late August, just days after making what many market observers felt would be the final interest-rate hike of 1999, Federal Reserve Board Chairman Alan Greenspan re-ignited fears of further increases, calling the continued rise of stocks "inexplicable." He also indicated that stock movements would play a larger role in future monetary policy deliberations. In response, equity and bond markets retreated from solid gains earned earlier in the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN TOTAL MARKET INDEX FUND
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

SPARTAN TOTAL MARKET INDEX      7.39%          39.69%       37.21%

Wilshire 5000                   7.37%          38.87%       35.27%

Growth & Income Funds Average   7.09%          31.14%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 5000 Index - a market capitalization-weighted index of approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ. To measure how the fund's performance stacked up against its peers, you can compare it to the Growth & Income Funds Average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 936 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999   PAST 1 YEAR  LIFE OF FUND

SPARTAN TOTAL MARKET INDEX      39.69%       18.99%

Wilshire 5000                   38.87%       18.07%

Growth & Income Funds Average   31.14%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Spartan Total Mkt Index     Wilshire 5000
             00397                       WA006
  1997/11/05      10000.00                    10000.00
  1997/11/30      10128.00                    10030.36
  1997/12/31      10320.90                    10215.72
  1998/01/31      10397.14                    10271.23
  1998/02/28      11147.53                    11018.99
  1998/03/31      11717.35                    11570.45
  1998/04/30      11828.92                    11707.79
  1998/05/31      11509.33                    11396.26
  1998/06/30      11921.97                    11795.86
  1998/07/31      11654.97                    11537.41
  1998/08/31       9822.37                     9740.66
  1998/09/30      10489.87                    10376.94
  1998/10/31      11294.92                    11148.95
  1998/11/30      12006.92                    11850.99
  1998/12/31      12801.00                    12609.36
  1999/01/31      13254.10                    13072.95
  1999/02/28      12776.51                    12599.06
  1999/03/31      13303.08                    13085.27
  1999/04/30      13937.51                    13712.45
  1999/05/31      13634.52                    13412.23
  1999/06/30      14338.77                    14106.56
  1999/07/31      13863.81                    13654.28
  1999/08/31      13720.51                    13527.30
IMATRL PRASUN   SHR__CHT 19990831 19990913 085459 R00000000000025

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by August 31, 1999, the value of the investment would have been $13,721 - a 37.21% increase on the initial investment. For comparison, look at how the Wilshire 5000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $13,527 - a 35.27% increase.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

SPARTAN TOTAL MARKET INDEX FUND
FUND TALK: THE SUB-ADVISER'S OVERVIEW

(photograph of Dean Barr)

The following is an interview with Dean Barr, who oversees the Spartan Total Market Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund.

Q. HOW DID THE FUND PERFORM, DEAN?

A. For the six- and 12-month periods that ended August 31, 1999, the fund returned 7.39% and 39.69%, respectively (figures do not include the purchase fee, which was discontinued on April, 28, 1999). During that time, fund performance compared well against the Wilshire 5000 Index, which returned 7.37% and 38.87%, respectively. The fund also compares its performance against the growth & income funds average, as tracked by Lipper Inc., which returned 7.09% and 31.14% during the same six- and 12-month periods.

Q. HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE
SIX-MONTH PERIOD?

A. In early March of this year, encouraging economic conditions in the U.S., characterized by strong growth, low inflation and a passive Federal Reserve Board, flashed a green light for investors. However, after almost three months of strong gains, the green light turned into a cautionary yellow signal when the Fed shifted its monetary policy to a tightening bias on May 18. Despite the more hostile monetary environment and erosion in large-cap growth stock prices, the market held on to its gains, and broadened out to include cyclical and value-oriented securities. While the market churned, but generally rallied back after periods of weakness, fears of inflation were re-ignited amid an ever-tightening labor market, soaring trade deficit and richly valued stock prices. As a result, the market posted mixed results during the last three months of the period. On June 30 the Fed increased the federal funds rate from 4.75% to 5.00%. The markets were caught off guard, however, as the Fed shifted its monetary policy stance from a tightening bias to neutral. While the equity market rallied in response to this more accommodating monetary stance, the celebration was short-lived following a larger-than-expected increase in the employment-cost index. Further weakness followed the Fed's decision to raise the federal funds rate another quarter percentage point to 5.25% on August 24.

Q. LET'S TURN TO SOME OF THE FUND'S MARKET SECTORS, STARTING WITH
TECHNOLOGY, THE LARGEST WEIGHTING FOR THE FUND AND THE INDEX . . .

A. In general, technology stocks fared better than the overall market during the period. However, the sector did experience its share of setbacks and volatility. Despite intermittent periods of weakness amid interest-rate worries and concerns about high valuations, shares of industry leaders such as Microsoft, IBM, Cisco and Intel held up well during the period.

Q. COMBINED, FINANCE AND UTILITY STOCKS REPRESENTED APPROXIMATELY 26% OF THE INDEX AND THE FUND. HOW DID THESE SECTORS PERFORM?

A. Financial stocks rebounded in the first and second quarters of 1999 following a global economic crisis in the fall of 1998. As the period came to a close, however, the sector suffered a sharp drop in its prices. One factor was the widespread fear that the economy was growing too fast and that the Federal Reserve would continue to raise interest rates. On the other hand, most utility stocks provided a positive contribution to the fund, as the demand for telecommunications services continued to grow at an impressive rate. Despite some weakness late in the period, stocks such as MCI WorldCom, Ameritech and Bell Atlantic turned in solid performances.

Q. YOU MENTIONED SOME STOCKS THAT HELPED THE FUND. WHICH STOCKS HURT
PERFORMANCE?

A. Philip Morris and Compaq were the primary detractors from total return. Shares of Philip Morris continued to suffer amid investors' concerns with persistent litigation costs. Investors sold off shares of Compaq early in the period amid lower earnings estimates and the company's weak growth outlook. Also, its future earnings growth looked dim due to intense competition, which slackened demand for its PCs.

Q. WHAT'S YOUR OUTLOOK?

A. I think it is likely that the current monetary squeeze will persist over the next six months as the global economic recovery gathers steam, and the Fed acts to rein in domestic growth and potential inflation. While the bull market is still intact and there are positive forces at work, most notably the ongoing mergers and acquisitions boom and productivity gains, there are some near-term hurdles for the market to overcome. The deteriorating monetary environment, a cloudy earnings outlook and lofty stock prices are causes for short-term concern.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 2.

NOTE TO SHAREHOLDERS: At a meeting held on September 15, 1999, after the period covered in this report, shareholders approved a new sub-advisory agreement among the fund, Fidelity Management & Research Co., and Bankers Trust.

(checkmark) FUND FACTS

GOAL: total return that corresponds to that of the Wilshire 5000 Index

FUND NUMBER: 397

TRADING SYMBOL: FSTMX

START DATE: November 5, 1997

SIZE: as of August 31, 1999, more than
$475 million

SUB-ADVISER: Bankers Trust, since inception

SPARTAN TOTAL MARKET INDEX FUND

INVESTMENT CHANGES

TOP TEN STOCKS AS OF AUGUST
31, 1999

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS IN
                                                      THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                3.5                     2.9

General Electric Co.           2.7                     2.5

Intel Corp.                    2.0                     1.5

International Business         1.7                     1.2
Machines Corp.

Cisco Systems, Inc.            1.6                     1.2

Wal-Mart Stores, Inc.          1.4                     1.5

Lucent Technologies, Inc.      1.4                     1.0

Exxon Corp.                    1.4                     1.2

Merck & Co., Inc.              1.2                     1.5

Citigroup, Inc.                1.1                     1.0

TOP TEN MARKET SECTORS AS OF
AUGUST 31, 1999

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS IN
                                                      THESE MARKET SECTORS 6
                                                      MONTHS AGO

TECHNOLOGY                     23.7                    19.0

FINANCE                        15.2                    16.2

UTILITIES                      10.6                    10.6

HEALTH                         10.2                    11.0

NONDURABLES                    6.3                     6.6

RETAIL & WHOLESALE             5.6                     6.1

MEDIA & LEISURE                5.1                     5.6

ENERGY                         4.9                     3.8

INDUSTRIAL MACHINERY  &        4.5                     4.3
EQUIPMENT

BASIC INDUSTRIES               3.3                     3.3


PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN TOTAL MARKET INDEX FUND

INVESTMENTS AUGUST 31, 1999 (UNAUDITED)

Showing Percentage of Net Assets

COMMON STOCKS - 98.0%

                                 SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.6%

AEROSPACE & DEFENSE - 1.3%

AAR Corp.                         850                    $ 18,169

Advanced Aerodynamics &           600                     1,388
Structures, Inc. Class A (a)

Alliant Techsystems, Inc. (a)     1,308                   95,484

AlliedSignal, Inc.                18,000                  1,102,500

Aviall, Inc. (a)                  2,800                   31,150

BE Aerospace, Inc. (a)            1,500                   25,969

Boeing Co.                        33,200                  1,504,375

Cordant Technologies, Inc.        1,000                   41,375

Goodrich (B.F.) Co.               5,162                   190,671

Harsco Corp.                      1,200                   33,225

Kellstrom Industries, Inc. (a)    800                     8,212

Lockheed Martin Corp.             17,300                  640,100

Northrop Grumman Corp.            3,100                   224,750

Orbital Sciences Corp. (a)        1,700                   37,719

Precision Castparts Corp.         1,900                   67,450

Rockwell International Corp.      5,400                   319,275

Textron, Inc.                     6,000                   484,500

United Technologies Corp.         15,471                  1,023,020

Wyman-Gordon Co. (a)              2,100                   38,588

                                                          5,887,920

DEFENSE ELECTRONICS - 0.2%

Litton Industries, Inc. (a)       2,300                   147,200

Raytheon Co. Class B              12,400                  844,750

Stanford Telecommunications,      100                     2,875
Inc. (a)

                                                          994,825

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            8,300                   522,900

Halter Marine Group, Inc. (a)     800                     4,250

Newport News Shipbuilding,        3,100                   97,456
Inc.

                                                          624,606

TOTAL AEROSPACE & DEFENSE                                 7,507,351

BASIC INDUSTRIES - 3.3%

CHEMICALS & PLASTICS - 1.7%

Air Products & Chemicals,         6,600                   224,400
Inc.

Airgas, Inc. (a)                  100                     1,313

Albemarle Corp.                   1,340                   23,199

Arch Chemicals, Inc.              100                     1,969

Ashland, Inc.                     2,200                   84,838

Atmi, Inc. (a)                    100                     3,300

Avery Dennison Corp.              5,100                   279,863

Bush Boake Allen, Inc. (a)        500                     13,031

Cabot Corp.                       1,900                   43,819

Crompton & Knowles Corp.          2,000                   35,000

Cytec Industries, Inc. (a)        1,300                   30,306

Dexter Corp.                      2,100                   76,519

Dow Chemical Co.                  8,000                   909,000

E.I. du Pont de Nemours and       32,785                  2,077,749
Co.



                                 SHARES                  VALUE (NOTE 1)

Eastman Chemical Co.              2,200                  $ 102,163

Engelhard Corp.                   7,300                   145,544

Ethyl Corp.                       400                     2,125

FMC Corp. (a)                     1,000                   58,250

Fuller (H.B.) Co.                 400                     24,100

Geon Co.                          1,900                   56,763

Georgia Gulf Corp.                1,000                   18,188

Great Lakes Chemical Corp.        1,800                   74,138

Hanna (M.A.) Co.                  500                     6,844

Hercules, Inc.                    5,500                   179,094

IMC Global, Inc.                  6,800                   108,375

International Specialty           1,900                   17,931
Products, Inc. (a)

Lubrizol Corp.                    3,000                   76,125

Lyondell Chemical Co.             2,900                   42,231

Medical Manager Corp. (a)         1,637                   97,402

Millennium Chemicals, Inc.        4,100                   94,300

Minerals Technologies, Inc.       1,400                   69,300

Monsanto Co.                      21,000                  862,313

Nalco Chemical Co.                3,200                   164,400

NL Industries, Inc.               900                     10,856

OM Group, Inc.                    500                     19,688

PPG Industries, Inc.              7,200                   432,450

Praxair, Inc.                     6,200                   291,400

Rohm & Haas Co.                   8,496                   317,538

Schulman (A.), Inc.               1,000                   17,938

Scotts Co. Class A (a)            500                     19,844

Sealed Air Corp. (a)              3,660                   215,025

Solutia, Inc.                     3,900                   78,000

Terra Industries, Inc.            400                     900

Union Carbide Corp.               5,700                   324,188

USEC, Inc.                        6,500                   70,281

Valhi, Inc.                       3,400                   38,463

Valspar Corp.                     1,300                   47,206

W.R. Grace & Co. (a)              2,100                   40,163

Wellman, Inc.                     100                     1,681

Witco Corp.                       1,700                   27,519

                                                          7,957,032

IRON & STEEL - 0.1%

AK Steel Holding Corp.            4,700                   98,700

Allegheny Teledyne, Inc.          4,829                   90,242

Armco, Inc. (a)                   3,300                   22,688

Bethlehem Steel Corp. (a)         3,904                   30,012

Birmingham Steel Corp.            1,100                   8,044

Cleveland-Cliffs, Inc.            300                     9,619

LTV Corp.                         1,500                   8,625

Mueller Industries, Inc. (a)      1,000                   31,000

National Steel Corp. Class B      1,800                   14,625

NS Group, Inc. (a)                800                     9,500

Nucor Corp.                       3,400                   158,313

Oregon Steel Mills, Inc.          700                     7,656

Quanex Corp.                      400                     10,400

Steel Dynamics, Inc. (a)          500                     9,000

Titan International, Inc.         600                     6,675

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - CONTINUED

USX-U.S. Steel Group              3,400                  $ 91,800

WHX Corp. (a)                     500                     4,406

Worthington Industries, Inc.      7,500                   112,500

                                                          723,805

METALS & MINING - 0.4%

AFC Cable Systems, Inc. (a)       1,700                   73,100

Alcoa, Inc.                       11,400                  736,013

ASARCO, Inc.                      1,300                   27,138

Belden, Inc.                      800                     18,750

Brush Wellman, Inc.               100                     1,700

Cable Design Technology Corp.     850                     17,903
(a)

Commonwealth Industries, Inc.     500                     7,188

Commscope, Inc. (a)               3,000                   103,313

Cyprus Amax Minerals Co.          5,300                   89,769

Encore Wire Corp. (a)             400                     3,800

Freeport-McMoRan Copper &         7,000                   112,438
Gold, Inc. Class B

General Cable Corp.               1,100                   15,950

International FiberCom, Inc.      3,000                   22,500
(a)

Kaiser Aluminum Corp. (a)         1,400                   12,513

Martin Marietta Materials,        1,400                   63,875
Inc.

Olin Corp.                        3,000                   42,563

Phelps Dodge Corp.                3,800                   212,563

Reynolds Metals Co.               3,600                   227,925

Ryerson Tull, Inc.                711                     13,465

Superior Telecom, Inc.            500                     13,156

Titanium Metals Corp.             4,200                   35,963

Tremont Corp.                     200                     4,250

                                                          1,855,835

PACKAGING & CONTAINERS - 0.2%

Ball Corp.                        2,200                   98,863

Bemis Co., Inc.                   1,500                   56,906

Corning, Inc.                     7,600                   505,400

Crown Cork & Seal Co., Inc.       7,500                   199,219

Owens-Illinois, Inc. (a)          4,500                   111,375

Sonoco Products Co.               2,950                   70,063

Tupperware Corp.                  1,700                   38,356

                                                          1,080,182

PAPER & FOREST PRODUCTS - 0.9%

American Bank Note                100                     225
Holographics, Inc. (a)

American Business Products,       400                     6,000
Inc.

American Pad & Paper Co. (a)      100                     122

Boise Cascade Corp.               2,400                   87,300

Bowater, Inc.                     4,700                   252,038

Caraustar Industries, Inc.        900                     20,419

Champion International Corp.      4,200                   231,000

Chesapeake Corp.                  300                     10,144

Consolidated Papers, Inc.         2,500                   66,563

Fort James Corp.                  8,000                   258,000



                                 SHARES                  VALUE (NOTE 1)

Georgia-Pacific Corp.             6,700                  $ 277,213

Georgia-Pacific Corp. (Timber     5,200                   125,125
Group)

International Paper Co.           12,770                  600,988

Kimberly-Clark Corp.              19,442                  1,106,979

Louisiana-Pacific Corp.           4,500                   83,250

Mail-Well, Inc. (a)               1,500                   21,375

Mead Corp.                        4,800                   179,100

Pentair, Inc.                     1,300                   59,150

Potlatch Corp.                    800                     30,900

Rayonier, Inc.                    900                     37,350

Smurfit-Stone Container Corp.     3,698                   78,351
(a)

Temple-Inland, Inc.               1,600                   99,200

The St. Joe Co.                   800                     18,700

Trex Co., Inc. (a)                1,400                   29,138

Westvaco Corp.                    3,000                   78,563

Weyerhaeuser Co.                  6,100                   343,125

Willamette Industries, Inc.       3,200                   126,800

Workflow Management, Inc. (a)     3,000                   39,750

                                                          4,266,868

TOTAL BASIC INDUSTRIES                                    15,883,722

CONSTRUCTION & REAL ESTATE -
1.8%

BUILDING MATERIALS - 0.5%

American Standard Companies,      3,600                   147,600
Inc. (a)

Ameron International Corp.        100                     4,575

Armstrong World Industries,       1,200                   58,275
Inc.

Centex Construction Products,     700                     26,906
Inc.

Crane Co.                         1,700                   40,906

Dal-Tile International, Inc.      1,800                   15,975
(a)

Fastenal Co.                      1,500                   75,188

Ferro Corp.                       1,050                   25,200

Flowserve Corp.                   1,100                   17,394

Fortune Brands, Inc.              4,900                   183,750

Hussmann International, Inc.      1,400                   23,800

Industrial Holdings, Inc. (a)     100                     425

Johns Manville Corp.              4,700                   67,563

Lafarge Corp.                     1,100                   30,250

Lone Star Industries, Inc.        700                     24,063

Masco Corp.                       14,000                  396,375

Mobile Mini, Inc. (a)             2,300                   41,975

Owens-Corning                     2,100                   59,063

ROHN Industries, Inc. (a)         2,300                   3,953

RPM, Inc.                         3,025                   40,270

Sherwin-Williams Co.              8,400                   204,750

Southdown, Inc.                   1,176                   59,388

T.J. International, Inc.          500                     14,563

Tecumseh Products Co. Class A     1,800                   102,600

Texas Industries, Inc.            600                     19,200

USG Corp.                         3,100                   151,900

Vulcan Materials Co.              5,100                   217,388

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

BUILDING MATERIALS - CONTINUED

Watsco, Inc. Class A              850                    $ 11,900

York International Corp.          2,800                   115,150

                                                          2,180,345

CONSTRUCTION - 0.2%

American Homestar Corp. (a)       800                     3,800

Avatar Holdings, Inc. (a)         300                     6,075

Beazer Homes USA, Inc. (a)        400                     8,875

Butler Manufacturing Co.          200                     5,563

California Coastal                13,700                  113,025
Communities, Inc. (a)

Centex Corp.                      1,800                   50,625

Clayton Homes, Inc.               4,275                   40,613

D.R. Horton, Inc.                 4,525                   65,895

Del Webb Corp.                    500                     10,875

Dominion Homes, Inc. (a)          300                     1,988

Emcor Group, Inc. (a)             1,900                   40,494

Engle Homes, Inc.                 300                     3,094

Fleetwood Enterprises, Inc.       3,300                   67,238

Granite Construction, Inc.        900                     22,500

Kaufman & Broad Home Corp.        1,200                   24,525

NCI Building Systems, Inc. (a)    500                     9,156

NVR, Inc. (a)                     1,200                   69,300

Oakwood Homes Corp.               1,400                   8,488

Pulte Corp.                       3,500                   80,938

Standard Pacific Corp.            1,400                   15,663

Toll Brothers, Inc. (a)           3,100                   62,775

Vistana, Inc. (a)                 800                     12,500

Walter Industries, Inc. (a)       1,800                   22,275

                                                          746,280

ENGINEERING - 0.1%

Able Telcom Holding Corp. (a)     600                     5,288

AdForce, Inc.                     2,100                   33,994

Apogee Enterprises, Inc.          800                     6,600

DSP Group, Inc. (a)               1,400                   53,900

EG & G, Inc.                      1,300                   41,356

Fluor Corp.                       2,800                   115,850

Foster Wheeler Corp.              1,200                   15,525

ICF Kaiser International,         300                     150
Inc. (a)

IDM Environmental Corp. (a)       10                      50

MasTec, Inc. (a)                  100                     2,794

Morrison Knudsen Corp. (a)        100                     1,075

Probusiness Services, Inc. (a)    400                     10,700

Service Experts, Inc. (a)         2,100                   23,625

Sylvan Learning Systems (a)       3,900                   77,513

                                                          388,420

REAL ESTATE - 0.0%

Bluegreen Corp. (a)               900                     4,838

BridgeStreet Accomodations,       400                     1,775
Inc. (a)

Catellus Development Corp. (a)    6,100                   83,494

CB Richard Ellis Services,        800                     10,000
Inc. (a)

Fairfield Communities, Inc.       3,200                   41,600
(a)



                                 SHARES                  VALUE (NOTE 1)

Insignia Financial Group,         733                    $ 7,284
Inc. (a)

Merry Land Properties, Inc.       50                      241
(a)

Pierce Leahy Corp. (a)            100                     2,138

Stewart Enterprises, Inc.         13,200                  71,362
Class A

Trammell Crow Co. (a)             2,900                   41,325

Vornado Operating Co. (a)         60                      382

                                                          264,439

REAL ESTATE INVESTMENT TRUSTS
- 1.0%

Alexander's, Inc. (a)             100                     8,044

Alexandria Real Estate            200                     5,863
Equities, Inc.

AMB Property Corp.                2,600                   55,900

American Health Properties,       700                     13,825
Inc.

Amli Residential Properties       500                     10,375
Trust (SBI)

Apartment Investment &            4,031                   165,271
Management Co. Class A

Archstone Communities Trust       4,900                   104,738

Arden Realty Group, Inc.          1,700                   39,631

Avalonbay Communities, Inc.       2,000                   70,500

Boston Properties, Inc.           4,400                   146,575

Boykin Lodging Co.                500                     6,875

Bradley Real Estate, Inc.         700                     13,388
(SBI)

Brandywine Realty Trust           100                     1,794

BRE Properties, Inc. Class A      400                     10,100

Camden Property Trust (SBI)       1,275                   35,381

Capstead Mortgage Corp.           800                     3,650

CarrAmerica Realty Corp.          1,500                   34,500

Colonial Properties Trust         700                     19,031
(SBI)

Cornerstone Properties, Inc.      2,600                   41,438

Crescent Real Estate Equities     8,400                   174,300
Co.

Developers Diversified Realty     3,000                   44,813
Corp.

Duke Realty Investments, Inc.     7,300                   163,794

Equity Inns, Inc.                 1,400                   12,250

Equity Office Properties Trust    12,040                  307,773

Equity Residential Properties     6,130                   269,720
Trust (SBI)

FelCor Lodging Trust, Inc.        7,368                   132,164

First Industrial Realty           1,500                   38,438
Trust, Inc.

First Union Real Estate           1,440                   7,740
Equity & Mortgage
Investments (a)

Gables Residential Trust (SBI)    200                     4,788

General Growth Properties,        3,800                   126,350
Inc.

Glenborough Realty Trust,         1,100                   19,044
Inc.

Glimcher Realty Trust (SBI)       700                     10,675

Highwoods Properties, Inc.        3,800                   94,288

Hospitality Properties Trust      2,300                   61,813
(SBI)

Host Marriott Corp.               14,500                  134,125

HRPT Properties Trust             8,200                   113,775

Imperial Credit Commercial        1,100                   12,031
Mortgage Investment Corp.

Indymac Mortgage Holdings,        9,700                   130,344
Inc.

JDN Realty Corp.                  650                     13,650

Kilroy Realty Corp.               900                     20,644

Kimco Realty Corp.                3,200                   119,200

Liberty Property Trust (SBI)      4,900                   120,050

Mack-Cali Realty Corp.            4,000                   113,500

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

The Meditrust Companies           13,496                 $ 120,620
(paired shares)

MeriStar Hospitality Corp.        1,400                   23,625

Mills Corp.                       800                     15,350

Nationwide Health Properties,     1,900                   29,569
Inc.

New Plan Excel Realty Trust       7,400                   140,138

Ocwen Asset Investment Corp.      700                     3,019

Pinnacle Holdings, Inc.           600                     15,113

Post Properties, Inc.             1,200                   49,050

Prentiss Properties Trust         1,100                   24,956
(SBI)

Price Enterprises, Inc.           784                     6,076

Prison Realty Corp.               6,750                   88,172

ProLogis Trust                    10,100                  198,213

Public Storage, Inc.              7,400                   192,400

Reckson Associates Realty         1,300                   26,975
Corp.

Redwood Trust, Inc.               300                     4,219

Rouse Co. (The)                   4,400                   100,100

Simon Property Group, Inc.        8,800                   224,400

Spieker Properties, Inc.          4,400                   168,300

Starwood Financial Trust          1,200                   33,600

Sunstone Hotel Investors,         100                     900
Inc.

Thornburg Mortgage Asset          400                     3,675
Corp.

Trinet Corporate Realty           1,400                   34,213
Trust, Inc.

United Dominion Realty Trust,     3,100                   35,650
Inc.

Ventas, Inc.                      1,400                   5,338

Vornado Realty Trust              5,300                   180,863

Walden Residential                700                     13,169
Properties, Inc.

Westfield America, Inc.           400                     5,800

Wyndham International, Inc.       5,312                   18,924
Class A (a)

                                                          4,794,575

TOTAL CONSTRUCTION & REAL                                 8,374,059
ESTATE

DURABLES - 2.8%

AUTOS, TIRES, & ACCESSORIES -
1.7%

Aftermarket Technology Corp.      700                     6,300
(a)

Arvin Industries, Inc.            2,200                   78,650

AutoNation, Inc. (a)              27,000                  349,313

AutoZone, Inc. (a)                4,400                   104,775

Aviation Sales Co. (a)            1,600                   49,600

Bandag, Inc.                      500                     16,625

Barrett Resources Corp. (a)       900                     32,456

Borg-Warner Automotive, Inc.      1,600                   75,800

Boyds Wheels, Inc. (a)            4,800                   1,350

Breed Technologies, Inc. (a)      1,000                   688

Casey's General Stores, Inc.      2,500                   33,438

Cooper Tire & Rubber Co.          2,200                   41,800

Copart, Inc. (a)                  800                     17,500

CSK Auto Corp. (a)                900                     21,375

Cummins Engine Co., Inc.          1,300                   77,025



                                 SHARES                  VALUE (NOTE 1)

Dana Corp.                        7,056                  $ 307,377

Danaher Corp.                     3,671                   215,671

Delphi Automotive Systems         22,123                  414,806
Corp.

Dura Automotive Systems, Inc.     1,683                   43,548
 Class A (a)

Eaton Corp.                       3,200                   313,600

Federal Signal Corp.              1,400                   29,313

Federal-Mogul Corp.               5,400                   246,375

Ford Motor Co.                    40,400                  2,105,850

General Motors Corp.              21,400                  1,415,075

Gentex Corp. (a)                  2,000                   38,250

Genuine Parts Co.                 5,200                   150,150

Getty Petroleum Marketing,        100                     338
Inc. (a)

Goodyear Tire & Rubber Co.        5,900                   331,138

Intermet Corp.                    400                     4,612

Johnson Controls, Inc.            3,100                   211,963

Kroll-O'Gara Co. (a)              2,100                   40,294

Lear Corp. (a)                    1,900                   76,356

Mascotech, Inc.                   1,400                   24,150

McLaren Automotive Group,         500                     1,563
Inc. (a)

Meritor Automotive, Inc.          3,200                   69,800

Miller Industries, Inc. (a)       1,800                   4,613

Navistar International Corp.      1,700                   82,663
(a)

O'Reilly Automotive, Inc. (a)     2,300                   87,975

OmniQuip International, Inc.      2,200                   45,513

Oshkosh Truck Co. Class B         2,100                   70,613

PACCAR, Inc.                      3,600                   198,450

Pep Boys-Manny, Moe & Jack        2,400                   34,950

Sonic Automotive, Inc. (a)        3,200                   38,600

SPX Corp. (a)                     1,372                   116,277

Standard Products Co.             600                     20,775

Tower Automotive, Inc. (a)        3,400                   68,000

TRW, Inc.                         5,500                   299,750

Ugly Duckling Corp. (a)           100                     694

United Auto Group, Inc. (a)       200                     2,525

Wabash National Corp.             700                     14,700

                                                          8,033,022

CONSUMER DURABLES - 0.4%

Ballantyne of Omaha, Inc.         100                     756

Blyth Industries, Inc. (a)        2,800                   79,275

Department 56, Inc. (a)           2,200                   61,600

Dupont Photomasks, Inc. (a)       800                     42,900

Libbey, Inc.                      800                     24,500

Minnesota Mining &                14,500                  1,370,250
Manufacturing Co.

SAF T LOK, Inc. (a)               4,700                   7,931

Samsonite Corp. (a)               446                     2,592

Snap-On, Inc.                     2,000                   67,625

Sola International, Inc. (a)      700                     11,113

                                                          1,668,542

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.              4,200                   221,025

Boston Acoustics, Inc.            100                     1,800

General Motors Corp. Class H      4,700                   242,050
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

DURABLES - CONTINUED

CONSUMER ELECTRONICS -
CONTINUED

Harman International              600                    $ 25,500
Industries, Inc.

Maytag Corp.                      3,900                   244,238

Movado Group, Inc.                400                     10,650

Odetics, Inc. Class B (a)         400                     4,550

Recoton Corp. (a)                 600                     4,725

Sunbeam Corp.                     500                     3,094

U.S. Industries, Inc.             1,600                   25,800

Universal Electronics, Inc.       1,300                   31,200
(a)

Whirlpool Corp.                   2,600                   183,788

                                                          998,420

HOME FURNISHINGS - 0.2%

Bassett Furniture Industries,     300                     6,113
Inc.

Ethan Allen Interiors, Inc.       2,100                   61,294

Furniture Brands                  3,600                   72,225
International, Inc. (a)

Heilig-Meyers Co.                 1,400                   7,438

Knoll, Inc. (a)                   800                     21,400

La-Z-Boy, Inc.                    900                     19,744

Leggett & Platt, Inc.             5,800                   128,325

Linens'n Things, Inc. (a)         2,200                   75,350

Miller (Herman), Inc.             3,300                   77,756

Newell Rubbermaid, Inc.           11,601                  475,641

Restoration Hardware, Inc. (a)    1,000                   7,875

Steelcase, Inc. Class A           3,200                   46,600

                                                          999,761

TEXTILES & APPAREL - 0.3%

Active Apparel Group, Inc. (a)    1,000                   2,625

Ashworth, Inc. (a)                400                     1,875

BEBE Stores, Inc. (a)             2,100                   50,400

Bluefly, Inc. (a)                 800                     7,300

Brown Shoe Co., Inc.              500                     8,688

Burlington Industries, Inc.       500                     2,844
(a)

Collins & Aikman Corp.            900                     4,781

Columbia Sportswear Co. (a)       600                     10,763

Donna Karan International,        700                     5,775
Inc. (a)

Global Sports, Inc. (a)           800                     16,400

Interface, Inc. Class A           3,100                   26,931

Jones Apparel Group, Inc. (a)     8,151                   211,417

K-Swiss, Inc. Class A             1,200                   37,650

Kellwood Co.                      1,200                   28,650

Liz Claiborne, Inc.               1,900                   69,825

Madden Steven Ltd. (a)            700                     8,269

Mohawk Industries, Inc. (a)       400                     9,050

Nautica Enterprises, Inc. (a)     2,900                   38,969

NIKE, Inc. Class B                8,500                   393,125

North Face, Inc. (a)              1,800                   15,750

Pacific Sunwear of                900                     20,925
California, Inc. (a)

Polo Ralph Lauren Corp. Class     4,000                   77,500
A (a)

Reebok International Ltd. (a)     1,700                   20,081

Russell Corp.                     1,400                   23,450

Saucony, Inc. (a)                 1,700                   28,688



                                 SHARES                  VALUE (NOTE 1)

Shaw Industries, Inc.             3,688                  $ 73,760

Sport-Haley, Inc. (a)             100                     494

Springs Industries, Inc.          400                     15,025
Class A

Stride Rite Corp.                 1,400                   12,163

Tarrant Apparel Group (a)         2,700                   39,488

Timberland Co. Class A (a)        400                     28,750

Unifi, Inc. (a)                   1,900                   25,650

Vans, Inc. (a)                    600                     6,975

VF Corp.                          6,000                   216,000

Warnaco Group, Inc. Class A       1,500                   33,000

WestPoint Stevens, Inc. Class     2,200                   52,800
A

Wolverine World Wide, Inc.        1,200                   13,575

                                                          1,639,411

TOTAL DURABLES                                            13,339,156

ENERGY - 4.9%

ENERGY SERVICES - 0.8%

Atwood Oceanics, Inc. (a)         400                     12,600

Baker Hughes, Inc.                9,550                   324,700

BJ Services Co. (a)               2,000                   68,500

CAL Dive International, Inc.      500                     18,813
(a)

Diamond Offshore Drilling,        5,800                   221,850
Inc.

ENSCO International, Inc.         3,200                   68,200

Global Industries Ltd. (a)        3,700                   41,394

Global Marine, Inc. (a)           5,000                   88,750

Halliburton Co.                   13,900                  644,613

Helmerich & Payne, Inc.           1,500                   41,344

Key Energy Group, Inc. (a)        9,900                   46,406

Marine Drilling Companies,        1,500                   23,813
Inc. (a)

Maverick Tube Corp. (a)           2,600                   45,988

McDermott International, Inc.     1,800                   40,613

Nabors Industries, Inc. (a)       4,800                   129,600

Noble Drilling Corp. (a)          3,700                   91,113

Oceaneering International,        600                     12,038
Inc. (a)

Offshore Logistics, Inc. (a)      700                     8,181

Parker Drilling Co. (a)           2,900                   14,500

Patterson Energy, Inc. (a)        2,500                   33,594

Pool Energy Services Co. (a)      1,200                   31,650

Pride International, Inc. (a)     3,000                   44,625

R&B Falcon Corp. (a)              9,280                   119,480

Rowan Companies, Inc. (a)         2,500                   46,563

Schlumberger Ltd.                 19,672                  1,313,106

SEACOR SMIT, Inc. (a)             900                     46,744

Smith International, Inc. (a)     1,400                   65,363

Tidewater, Inc.                   2,000                   65,000

Transocean Offshore, Inc.         4,800                   163,200

Tuboscope, Inc. (a)               1,400                   20,388

Varco International, Inc. (a)     2,000                   24,750

Zapata Corp.                      1,100                   6,531

                                                          3,924,010

OIL & GAS - 4.1%

Amerada Hess Corp.                2,800                   173,775

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

American International            100                    $ 88
Petroleum Corp. (a)

Anadarko Petroleum Corp.          4,200                   142,800

Apache Corp.                      4,900                   222,950

Atlantic Richfield Co.            10,200                  896,963

Belco Oil & Gas Corp. (a)         1,100                   7,563

Bellwether Exploration Co. (a)    100                     438

Benton Oil & Gas Co. (a)          1,200                   3,075

Buckeye Partners LP               700                     19,250

Burlington Resources, Inc.        7,900                   330,319

Cabot Oil & Gas Corp. Class A     800                     15,250

Chevron Corp.                     22,200                  2,047,950

Coastal Corp. (The)               6,000                   259,875

Comstock Resources, Inc. (a)      1,100                   5,088

Conoco, Inc.:

Class A                           8,200                   219,350

Class B                           15,089                  405,517

Cooper Cameron Corp. (a)          700                     29,138

Devon Energy Corp.                4,039                   156,006

EEX Corp. (a)                     1,433                   6,807

Enron Oil & Gas Co.               6,900                   164,738

Evergreen Resources, Inc. (a)     1,900                   46,194

Exxon Corp.                       83,600                  6,593,950

Friede Goldman International,     600                     7,350
Inc. (a)

Frontier Oil Corp. (a)            100                     800

Gothic Energy Corp. (a)           200                     106

Gulf Island Fabrication, Inc.     300                     3,863
(a)

Harken Energy Corp. (a)           4,800                   8,100

Houston Exploration Co. (a)       700                     14,875

IRI International Corp. (a)       1,500                   7,031

KCS Energy, Inc.                  800                     750

Kerr-McGee Corp.                  3,570                   199,920

Louis Dreyfus Natural Gas         3,100                   67,813
Corp. (a)

Mobil Corp.                       26,100                  2,671,988

Murphy Oil Corp.                  3,400                   172,550

National Energy Group, Inc.       500                     35
(a)

National-Oilwell, Inc. (a)        1,700                   28,900

Newfield Exploration Co. (a)      1,300                   39,488

Noble Affiliates, Inc.            2,300                   71,300

Nuevo Energy Co. (a)              700                     12,250

Occidental Petroleum Corp.        9,900                   214,706

Panaco, Inc. (a)                  100                     88

Patina Oil & Gas Corp.            100                     894

Pennzoil-Quaker State Co.         4,992                   69,264

Phillips Petroleum Co.            9,800                   499,800

Pioneer Natural Resources Co.     3,300                   37,538

Pogo Producing Co.                1,200                   25,050

Range Resources Corp.             1,200                   6,600

Resource America, Inc. Class A    2,300                   23,000

Santa Fe Snyder Corp. (a)         8,500                   82,875

Seven Seas Petroleum, Inc. (a)    1,700                   4,675



                                 SHARES                  VALUE (NOTE 1)

St. Mary Land & Exploration       300                    $ 7,950
Co.

Stone Energy Corp. (a)            1,400                   74,550

Sunoco, Inc.                      4,400                   143,275

Swift Energy Co. (a)              600                     7,575

Tesoro Petroleum Corp. (a)        3,600                   65,025

Texaco, Inc.                      19,500                  1,238,250

Titan Exploration, Inc. (a)       1,200                   6,600

Tom Brown, Inc. (a)               1,100                   18,081

Tosco Corp.                       4,400                   112,200

Ultramar Diamond Shamrock         4,600                   120,175
Corp.

UNIFAB International, Inc. (a)    100                     863

Union Pacific Resources           7,100                   127,356
Group, Inc.

Unocal Corp.                      9,700                   406,188

USX-Marathon Group                8,900                   277,013

Valero Energy Corp.               1,700                   36,125

Vastar Resources, Inc.            4,100                   273,163

Veritas DGC, Inc. (a)             1,600                   28,600

Vintage Petroleum, Inc.           1,700                   24,331

Weatherford International,        7,080                   252,225
Inc. (a)

                                                          19,238,238

TOTAL ENERGY                                              23,162,248

FINANCE - 15.2%

BANKS - 5.8%

Abigail Adams National            200                     2,650
Bancorp, Inc.

Advanta Corp.                     2,600                   51,188

Allegiant Bancorp, Inc.           100                     925

Amcore Financial, Inc.            3,900                   85,313

American Pacific Bank of          800                     2,800
Oregon  Class B (a)

AmSouth Bancorp.                  9,175                   200,703

Associated Banc-Corp.             3,725                   131,306

Atlantic Bank & Trust Co. (a)     1,000                   15,125

BancWest Corp.                    1,966                   82,203

Bank of America Corp.             58,972                  3,567,806

Bank of New York Co., Inc.        23,800                  850,850

Bank One Corp.                    38,367                  1,539,476

BankBoston Corp.                  11,300                  524,744

Banknorth Group, Inc.             2,700                   78,300

BB&T Corp.                        8,004                   268,134

BT Financial Corp.                300                     7,050

Capital One Financial Corp.       7,500                   283,125

Carolina First Corp.              800                     17,500

CCB Financial Corp.               1,100                   51,975

Centura Banks, Inc.               900                     41,681

Chase Manhattan Corp.             28,300                  2,368,356

City National Corp.               3,200                   106,200

CNB Bancshares, Inc.              2,413                   137,843

Colonial Bancgroup, Inc.          400                     4,950

Comerica, Inc.                    7,200                   374,850

Commerce Bancshares, Inc.         3,040                   112,290

Community First Bankshares,       4,100                   84,178
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Compass Bancshares, Inc.          7,050                  $ 187,266

Cullen Frost Bankers, Inc.        5,200                   135,850

Fifth Third Bancorp               10,601                  702,316

First American Corp.              6,117                   245,445

First Security Corp.              8,700                   188,681

First Tennessee National          5,000                   160,000
Corp.

First Union Corp.                 34,605                  1,436,108

First Virginia Banks, Inc.        1,400                   61,950

Firstar Corp.                     24,246                  650,096

Firstmerit Corp.                  5,300                   139,291

Fulton Financial Corp.            137                     2,629

Hibernia Corp. Class A            5,600                   72,450

Hudson United Bancorp             3,885                   123,592

Huntington Bancshares, Inc.       6,611                   197,917

Imperial Bancorp                  1,404                   23,868

J.P. Morgan & Co., Inc.           5,400                   697,613

KeyCorp                           17,000                  493,000

Keystone Financial, Inc.          1,800                   47,813

M&T Bank Corp.                    212                     98,368

Marshall & Ilsley Corp.           4,900                   286,956

Mellon Bank Corp.                 20,500                  684,188

Mercantile Bancorp, Inc.          7,100                   391,831

Mercantile Bankshares Corp.       4,200                   137,550

National City Corp.               23,420                  646,978

National Commmerce Bancorp        5,800                   122,888

North Fork Bancorp, Inc.          5,278                   95,664

Northern Trust Corp.              4,600                   390,138

Pacific Century Financial         2,400                   44,550
Corp.

Peoples Heritage Financial        7,432                   124,951
Group, Inc.

PNC Financial Corp.               12,400                  648,675

Popular, Inc.                     2,600                   71,663

Provident Financial Group,        1,300                   54,438
Inc.

R&G Financial Corp. Class B       200                     3,250

Regions Financial Corp.           10,158                  358,704

Republic of New York Corp.        4,700                   326,063

Riggs National Corp.              800                     14,900

Seacoast Financial Services       838                     9,323
Corp.

Silicon Valley Bancshares (a)     1,400                   31,413

SouthTrust Corp.                  7,900                   278,969

State Street Corp.                4,500                   269,438

Summit Bancorp                    4,900                   163,538

SunTrust Banks, Inc.              12,528                  805,707

Synovus Finanical Corp.           5,500                   103,813

Trustmark Corp.                   600                     13,838

U.S. Bancorp                      25,580                  789,783

Union Planters Corp.              5,287                   223,045

UnionBanCal Corp.                 5,400                   207,225

United Bankshares, Inc.           1,200                   30,825

US Trust Corp.                    900                     74,813

UST Corp.                         3,741                   113,633



                                 SHARES                  VALUE (NOTE 1)

Valley National Bancorp           341                    $ 8,866

Wachovia Corp.                    8,263                   647,613

Wells Fargo & Co.                 55,200                  2,197,650

West Coast Bancorp                200                     3,450

Westamerica Bancorp.              3,700                   118,169

Western Bancorp                   2,200                   87,450

Whitney Holding Corp.             100                     3,775

Wilmington Trust Corp.            900                     45,000

Zions Bancorp                     3,768                   187,458

                                                          27,473,955

CREDIT & OTHER FINANCE - 2.6%

Aames Financial Corp.             3,500                   4,375

Actrade International Ltd.        500                     6,625

Allied Capital Corp.              4,500                   101,672

Allstate Financial Corp. (a)      700                     744

American Express Co.              15,100                  2,076,250

AmeriCredit Corp. (a)             3,500                   44,844

AMRESCO, Inc.                     7,100                   47,481

Arcadia Financial Ltd. (a)        1,100                   6,256

Associates First Capital          24,210                  830,706
Corp. Class A

Cash America International,       400                     2,875
Inc.

CIT Group, Inc. Class A           4,600                   109,538

Citigroup, Inc.                   115,553                 5,134,886

Coast Federal Litigation          200                     263
Contingent Payment Rights
Trust rights 12/31/00 (a)

Concord EFS, Inc. (a)             5,350                   198,619

Consumer Portfolio Services,      2,400                   2,625
Inc. (a)

ContiFinancial Corp. (a)          1,800                   2,363

Countrywide Credit                5,300                   170,263
Industries, Inc.

Credit Acceptance Corp. (a)       1,300                   7,638

Doral Financial Corp.             1,200                   16,650

Equitable Companies (The),        8,100                   500,175
Inc.

Finet.Com, Inc. (a)               4,400                   11,688

Finova Group, Inc.                3,400                   129,200

First Alliance Corp. (a)          400                     1,200

First Charter Corp.               3,200                   69,600

First Sierra Financial, Inc.      1,700                   18,700
(a)

Fleet Financial Group, Inc.       20,730                  825,313

Franchise Mortgage Acceptance     1,000                   8,563
Co. (a)

Greenpoint Financial Corp.        3,120                   80,730

Heller Financial, Inc. Class A    2,864                   65,514

Household International, Inc.     17,419                  657,567

IMC Mortgage Co. (a)              400                     20

Imperial Credit Industries (a)    1,200                   6,525

Life Financial Corp. (a)          200                     1,100

Long Beach Financial Corp. (a)    3,000                   45,188

MBNA Corp.                        25,300                  624,594

Metris Companies, Inc.            1,090                   30,043

MFN Financial Corp. (a)           8                       71

MFN Financial Corp.:

warrants 3/23/02 (a)              10                      11

warrants 3/23/03 (a)              10                      9

warrants 3/23/04 (a)              10                      8

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

NextCard, Inc. (a)                3,100                  $ 75,950

Old Kent Financial Corp.          3,087                   121,937

Providian Financial Corp.         4,350                   337,669

Resource Bancshares Mortgage      905                     5,430
Group, Inc.

Rock Financial Corp.              400                     7,000

Southern Pacific Funding          600                     48
Corp. (a)

                                                          12,388,526

FEDERAL SPONSORED CREDIT - 0.8%

Fannie Mae                        35,600                  2,211,650

Freddie Mac                       24,000                  1,236,000

SLM Holding Corp.                 6,350                   280,591

                                                          3,728,241

INSURANCE - 4.0%

20th Century Industries, Inc.     1,400                   26,250

Aetna, Inc.                       5,600                   435,400

AFLAC, Inc.                       9,600                   431,400

Alfa Corp.                        100                     1,694

Allmerica Financial Corp.         1,700                   96,050

Allstate Corp.                    27,800                  912,188

Ambac Financial Group, Inc.       2,100                   110,906

American Annuity Group, Inc.      1,300                   28,681

American Financial Group,         1,700                   50,150
Inc.

American General Corp.            9,929                   704,959

American Heritage Life            3,000                   94,125
Investment Corp.

American International Group,     52,682                  4,882,963
Inc.

American National Insurance       100                     7,000
Co.

Amerus Life Holdings, Inc.        867                     20,916

Aon Corp.                         11,050                  368,794

Argonaut Group, Inc.              600                     15,150

ARM Financial Group, Inc.         600                     150
Class A

Atlantic American Corp. (a)       100                     363

Berkley (W.R.) Corp.              1,100                   25,025

Berkshire Hathaway, Inc.          52                      3,338,400
Class A (a)

Blanch E.W. Holdings, Inc.        1,400                   92,750

Capital Re Corp.                  1,200                   14,550

Chicago Title Corp.               1,900                   86,094

ChoicePoint, Inc. (a)             400                     26,325

Chubb Corp. (The)                 6,964                   398,254

CIGNA Corp.                       7,100                   637,669

Cincinnati Financial Corp.        4,900                   194,163

CNA Financial Corp. (a)           5,200                   189,150

Commerce Group, Inc.              600                     13,350

Conseco, Inc.                     8,940                   214,560

Delphi Financial Group, Inc.      1,432                   50,836
Class A

Enhance Financial Services        1,100                   22,550
Group, Inc.

Erie Indemnity Co. Class A        300                     8,100

Everest Reinsurance Holdings,     3,200                   88,800
Inc.

Fidelity National Financial,      851                     13,084
Inc.

Financial Security Assurance      2,100                   105,131
Holdings Ltd.



                                 SHARES                  VALUE (NOTE 1)

First American Financial          1,200                  $ 17,850
Corp.

First Health Group Corp. (a)      4,300                   92,719

FPIC Insurance Group, Inc. (a)    3,300                   57,338

Fremont General Corp.             2,100                   20,869

Frontier Insurance Group,         1,830                   22,189
Inc.

Gallagher (Arthur J.) & Co.       200                     10,925

Harleysville Group, Inc.          100                     1,944

Hartford Financial Services       8,800                   399,850
Group, Inc.

Hartford Life, Inc. Class A       2,100                   91,219

HCC Insurance Holdings, Inc.      1,500                   21,938

Healthcare Recoveries, Inc.       400                     1,525
(a)

Healthplan Services Corp.         500                     3,125

Horace Mann Educators Corp.       1,700                   51,213

HSB Group, Inc.                   900                     33,469

INSpire Insurance Solutions,      800                     7,850
Inc. (a)

Jefferson-Pilot Corp.             4,900                   327,075

LandAmerica Financial Group,      400                     9,250
Inc.

Lincoln National Corp.            7,900                   370,313

Loews Corp.                       4,500                   353,250

Marsh & McLennan Companies,       10,150                  739,047
Inc.

MBIA, Inc.                        4,393                   227,887

MEDE AMERICA Corp. (a)            2,600                   59,475

Medical Assurance, Inc. (a)       300                     7,538

Mercury General Corp.             1,600                   48,400

MGIC Investment Corp.             4,700                   204,156

Nationwide Financial              2,600                   94,900
Services, Inc.  Class A

Ohio Casualty Corp.               2,400                   36,900

Old Republic International        4,050                   62,775
Corp.

Orion Capital Corp.               2,300                   110,975

Penncorp Financial Group,         2,600                   813
Inc. (a)

PMI Group, Inc.                   5,250                   223,125

Presidential Life Corp.           600                     10,800

Progressive Corp.                 2,000                   204,000

Protective Life Corp.             1,886                   56,109

Radian Group, Inc.                2,666                   123,469

Reinsurance Group of America,     1,000                   32,000
Inc.

Reliance Group Holdings, Inc.     3,400                   16,150

Reliastar Financial Corp.         2,600                   117,163

SAFECO Corp.                      6,400                   228,000

Selective Insurance Group,        200                     3,563
Inc.

St. Paul Companies, Inc. (The)    9,706                   311,199

Stewart Information Services      400                     8,325
Corp.

Torchmark Corp.                   4,100                   116,850

Transatlantic Holdings, Inc.      800                     57,700

Travelers Property Casualty       3,600                   127,800
Corp.  Class A

UICI (a)                          1,400                   36,838

Unitrin, Inc.                     2,000                   71,875

UnumProvident Corp.               7,393                   266,610

Vesta Insurance Group Corp.       900                     4,331

                                                          19,208,614

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

FINANCE - CONTINUED

SAVINGS & LOANS - 0.6%

Ambanc Holding Co., Inc.          300                    $ 4,781

Astoria Financial Corp.           4,375                   143,828

Bank Plus Corp. (a)               1,100                   5,019

Bank United Corp. Class A         3,100                   106,369

BankUnited Financial Corp.        500                     4,781
Class A (a)

Bay View Capital Corp.            500                     8,156

Bedford Bancshares, Inc.          300                     4,313

BSB Bancorp, Inc.                 100                     2,494

CFS Bancorp, Inc.                 800                     8,550

Charter One Financial, Inc.       8,309                   194,483

Commercial Federal Corp.          3,750                   87,188

Dime Bancorp, Inc.                3,300                   60,638

Golden State Bancorp, Inc. (a)    3,836                   76,960

Golden West Financial Corp.       2,800                   254,275

Independence Community Bank       3,300                   40,838
Corp.

Net.B@nk, Inc. (a)                2,800                   65,100

Ocwen Financial Corp. (a)         1,900                   12,706

People's Bank                     300                     7,875

Provident Bancshares Corp.        735                     17,732

Queens County Bancorp, Inc.       900                     24,750

Reliance BanCorp, Inc.            300                     10,369

Republic Security Financial       1,800                   17,213
Corp.

Roslyn Bancorp, Inc.              7,860                   133,620

Sovereign Bancorp, Inc.           11,894                  119,312

St. Paul Bancorp, Inc.            3,600                   78,300

Sterling Financial Corp. (a)      100                     1,575

TCF Financial Corp.               5,000                   141,250

USABancShares, Inc. (a)           3,900                   37,781

Washington Federal, Inc.          3,921                   93,614

Washington Mutual, Inc.           22,840                  725,170

Webster Financial Corp.           5,468                   147,294

Westernbank Puerto Rico           1,400                   16,800

                                                          2,653,134

SECURITIES INDUSTRY - 1.4%

4 Kids Entertainment, Inc. (a)    1,050                   67,528

Acacia Research Corp. (a)         400                     3,000

Affiliated Managers Group,        100                     2,669
Inc. (a)

Alliance Capital Management LP    3,300                   86,006

American Capital Strategies       300                     5,194
Ltd.

Ameritrade Holding Corp.          4,800                   97,800
Class A (a)

Bear Stearns Companies, Inc.      5,095                   212,079

Donaldson Lufkin & Jenrette,      6,800                   325,125
Inc. - DLJdirect

E*Trade Group, Inc. (a)           7,200                   180,000

Edwards (A.G.), Inc.              4,900                   123,113

Everen Capital Corp.              2,000                   60,750

Franklin Resources, Inc.          9,000                   323,438

Friedman, Billings, Ramsey        2,500                   17,188
Group, Inc. Class A (a)

Goldman Sachs Group, Inc.         3,600                   215,325

Hambrecht & Quist Group (a)       1,800                   68,738



                                 SHARES                  VALUE (NOTE 1)

Investment Technology Group,      776                    $ 21,146
Inc.

JB Oxford Holdings, Inc. (a)      400                     3,425

Jefferies Group, Inc.             1,900                   47,025

Kansas City Southern              4,300                   199,144
Industries, Inc.

Knight/Trimark Group, Inc.        2,400                   78,600
Class A (a)

Leap Wireless International,      2,800                   48,650
Inc. (a)

Legg Mason, Inc.                  1,600                   61,100

Lehman Brothers Holdings,         3,200                   172,000
Inc.

Macrovision Corp. (a)             1,600                   53,500

Market Guide, Inc. (a)            300                     4,950

Merrill Lynch & Co., Inc.         12,100                  902,963

Meyerson & Co., Inc. (a)          1,900                   7,541

Morgan Stanley Dean Witter &      19,200                  1,647,600
Co.

National Discount Brokers         1,200                   36,675
Group, Inc. (a)

Nvest LP                          100                     2,244

PaineWebber Group, Inc.           5,050                   198,213

PIMCO Advisors Holdings LP        3,767                   132,787
unit

Pioneer Group, Inc. (a)           1,000                   15,063

Price (T. Rowe) Associates,       5,500                   170,156
Inc.

Raymond James Financial, Inc.     1,450                   28,366

Schwab (Charles) Corp.            27,300                  1,078,350

Security Capital Group, Inc.      2,000                   28,125
Class B (a)

Siebert Financial Corp.           1,500                   26,438

Southwest Securities Group,       990                     33,413
Inc.

United Asset Management Corp.     2,800                   54,775

Waddell & Reed Financial,         1,979                   44,899
Inc. Class A

Wit Capital Group, Inc. (a)       2,000                   38,750

                                                          6,923,851

TOTAL FINANCE                                             72,376,321

HEALTH - 10.2%

DRUGS & PHARMACEUTICALS - 6.7%

Advanced Tissue Sciences,         1,500                   5,531
Inc. (a)

Alexion Pharmaceuticals, Inc.     200                     2,675
(a)

Algos Pharmaceutical Corp. (a)    500                     4,156

Alkermes, Inc. (a)                900                     33,413

Allergan Specialty                15                      184
Therapeutics, Inc. Class A
(a)

Allergan, Inc.                    2,700                   269,663

Alpharma, Inc. Class A            2,300                   77,913

ALZA Corp. Class A. (a)           4,420                   222,658

American Home Products Corp.      43,700                  1,813,550

Amgen, Inc. (a)                   17,000                  1,414,188

Andrx Corp. (a)                   1,100                   79,063

Anesta Corp. (a)                  1,800                   20,700

Arqule, Inc. (a)                  400                     2,075

Aviron (a)                        1,700                   47,706

AXYS Pharmaceuticals, Inc. (a)    1,835                   7,684

Barr Laboratories, Inc. (a)       800                     27,600

Bausch & Lomb, Inc.               1,600                   105,700

Bio-Technology General Corp.      1,900                   19,356
(a)

Biogen, Inc. (a)                  4,500                   345,375

Biomatrix, Inc. (a)               1,800                   35,325

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

BioTime, Inc. (a)                 400                    $ 5,125

Bristol-Myers Squibb Co.          67,500                  4,750,313

Cambrex Corp.                     800                     21,500

Catalytica, Inc. (a)              500                     7,844

Celgene Corp. (a)                 600                     10,238

Cell Genesys, Inc. (a)            1,400                   12,425

Centocor, Inc. (a)                3,000                   179,625

Cephalon, Inc. (a)                200                     3,788

Chattem, Inc. (a)                 400                     9,650

Chirex, Inc. (a)                  1,400                   42,350

Chiron Corp. (a)                  8,100                   260,213

Columbia Laboratories, Inc.       1,300                   8,288
(a)

COR Therapeutics, Inc. (a)        800                     17,450

Coulter Pharmaceutical, Inc.      500                     9,969
(a)

Creative Biomolecules, Inc.       100                     363
(a)

Curative Health Services,         1,000                   5,500
Inc. (a)

Cytyc Corp. (a)                   200                     6,750

Dura Pharmaceuticals, Inc. (a)    4,000                   53,250

Duramed Pharmaceuticals, Inc.     2,000                   20,500
(a)

EntreMed, Inc. (a)                500                     10,438

Enzo Biochem, Inc. (a)            705                     16,259

Enzon, Inc. (a)                   1,200                   40,500

Forest Laboratories, Inc. (a)     7,600                   368,600

GelTex Pharmaceuticals, Inc.      2,000                   27,000
(a)

Genzyme Corp.                     483                     3,140

Genzyme Corp.:

(General Division)                3,600                   203,175

(Molecular Oncology) (a)          918                     4,131

Geron Corp. (a)                   900                     9,731

Gilead Sciences, Inc. (a)         1,505                   117,296

Gliatech, Inc. (a)                300                     6,056

Guilford Pharmaceuticals,         300                     4,050
Inc. (a)

Hemispherx Biopharma, Inc. (a)    800                     4,900

Herbalife International, Inc.     433                     5,196
Class A

Hollis-Eden Pharmaceutcals,       1,300                   17,225
Inc. (a)

Human Genome Sciences, Inc.       1,700                   115,706
(a)

ICN Pharmaceuticals, Inc.         2,200                   45,650

ICOS Corp. (a)                    2,300                   73,169

IDEC Pharmaceuticals Corp. (a)    1,100                   139,769

Idexx Laboratories, Inc. (a)      1,200                   20,400

IGEN International, Inc. (a)      400                     9,500

Imclone Systems, Inc. (a)         1,100                   31,900

Immunex Corp. (a)                 4,900                   329,831

Incyte Pharmaceuticals, Inc.      1,700                   48,238
(a)

Inhale Therapeutic Systems,       1,100                   36,231
Inc. (a)

International Isotopes, Inc.      100                     750
(a)

Isis Pharmaceuticals Co. (a)      1,000                   10,125

Jones Pharma, Inc.                2,850                   77,128

King Pharmaceuticals, Inc. (a)    2,500                   86,563

Kos Pharmaceuticals, Inc. (a)     900                     5,231

Ligand Pharmaceuticals, Inc.      900                     6,075
Class B (a)



                                 SHARES                  VALUE (NOTE 1)

Lilly (Eli) & Co.                 37,100                 $ 2,768,588

MacroChem Corp. (a)               4,700                   32,166

Matrix Pharmaceutical, Inc.       6,200                   22,088
(a)

Medicis Pharmaceutical Corp.      750                     20,438
Class A (a)

Medimmune, Inc. (a)               2,200                   227,013

Merck & Co., Inc.                 80,600                  5,415,313

Microvision, Inc. (a)             1,300                   21,288

Millennium Pharmaceuticals,       2,200                   129,663
Inc. (a)

Mylan Laboratories, Inc.          6,000                   118,875

Nature's Sunshine Products,       100                     975
Inc.

NBTY, Inc. (a)                    4,900                   39,813

NeoRX Corp. (a)                   700                     1,378

NeoTherapeutics, Inc. (a)         300                     2,794

Organogenesis, Inc. (a)           950                     7,600

PAREXEL International Corp.       1,800                   17,775
(a)

PathoGenesis Corp. (a)            900                     15,750

PE Corp. (Celera Genomics         3,959                   113,821
Group) (a)

Pfizer, Inc.                      132,700                 5,009,425

Pharmaceutical Product            1,900                   38,475
Development, Inc. (a)

Pharmacyclics, Inc. (a)           400                     11,300

PharmaPrint, Inc. (a)             300                     1,444

Protein Design Labs, Inc.         600                     15,975

Pure World, Inc.                  330                     1,196

Quintiles Transnational Corp.     7,466                   267,376
(a)

Rexall Sundown, Inc. (a)          5,200                   65,000

Roberts Pharmaceutical Corp.      2,500                   67,031
(a)

Sangstat Medical Corp. (a)        1,800                   37,125

Schering-Plough Corp.             51,600                  2,712,225

Scios, Inc. (a)                   2,400                   8,850

Sepracor, Inc. (a)                1,600                   119,800

Serologicals Corp. (a)            3,450                   21,994

Sigma-Aldrich Corp.               5,100                   164,475

SkyePharma PLC rights             100                     0
12/31/99 (a)

SonoSight, Inc. (a)               333                     9,241

Sugen, Inc. (a)                   1,500                   46,875

Technical Chemicals &             100                     116
Products, Inc. (a)

Texas Biotechnology Corp. (a)     100                     394

Theragenics Corp. (a)             1,300                   12,756

Transkaryotic Therapies, Inc.     1,200                   47,250
(a)

Trimeris, Inc. (a)                1,200                   29,475

Twinlab Corp. (a)                 1,200                   10,612

Ventana Medical Systems, Inc.     1,700                   27,200
(a)

Vertex Pharmaceuticals, Inc.      800                     22,200
(a)

Vical, Inc. (a)                   400                     5,350

ViroPharma, Inc. (a)              2,300                   39,963

Vivus, Inc. (a)                   4,700                   15,128

Warner-Lambert Co.                30,100                  1,994,125

Watson Pharmaceuticals, Inc.      4,539                   162,837
(a)

XOMA Ltd. (a)                     6,500                   29,656

Zonagen, Inc. (a)                 600                     2,400

                                                          31,786,226

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 3.0%

Abbott Laboratories               53,900                 $ 2,337,913

Acuson Corp. (a)                  900                     14,175

ADAC Laboratories (a)             1,900                   11,163

ALARIS Medical, Inc. (a)          2,200                   7,288

AmeriSource Health Corp.          3,500                   90,344
Class A (a)

Arthrocare Corp. (a)              700                     25,069

Bacou USA, Inc. (a)               600                     10,800

Ballard Medical Products          1,200                   29,400

Bard (C.R.), Inc.                 1,600                   74,600

Baxter International, Inc.        11,100                  744,394

Becton, Dickinson & Co.           10,200                  286,875

Bergen Brunswig Corp. Class A     3,827                   59,079

Bindley Western Industries,       888                     14,874
Inc.

Bio-Rad Laboratories, Inc.        100                     2,663
Class A (a)

Bio-Vascular, Inc. (a)            1,000                   2,875

Biomet, Inc.                      5,200                   185,900

Boston Scientific Corp. (a)       12,300                  417,431

BriteSmile, Inc. (a)              2,800                   26,250

Cardinal Health, Inc.             9,868                   629,085

Closure Medical Corp. (a)         1,400                   19,950

Coherent, Inc. (a)                700                     13,256

Colorado Medtech, Inc. (a)        2,000                   38,250

CONMED Corp. (a)                  1,500                   42,000

Cooper Companies, Inc.            100                     2,394

Cyberonics, Inc. (a)              700                     12,994

Cygnus, Inc. (a)                  100                     1,169

Datascope Corp.                   500                     15,625

Dentsply International, Inc.      3,700                   91,806

Eclipse Surgical Technologies     300                     4,313
(a)

Guidant Corp.                     9,500                   557,531

Haemonetics Corp. (a)             800                     15,650

Heartport, Inc. (a)               1,300                   3,006

Henry Schein, Inc. (a)            1,300                   22,181

Hillenbrand Industries, Inc.      1,900                   54,150

Hologic, Inc. (a)                 500                     2,469

I-Stat Corp. (a)                  100                     1,063

Imatron, Inc. (a)                 1,500                   1,875

Interpore International (a)       1,100                   7,081

Invacare Corp.                    2,800                   52,325

Johnson & Johnson                 46,700                  4,775,075

KeraVision, Inc. (a)              900                     14,175

LaserSight, Inc. (a)              1,700                   21,038

Mallinckrodt, Inc.                2,100                   67,331

McKesson HBOC, Inc.               7,957                   247,662

Medtronic, Inc.                   19,184                  1,501,148

Mentor Corp.                      600                     14,025

Millipore Corp.                   2,600                   98,150

MiniMed, Inc. (a)                 800                     72,750

NCS HealthCare, Inc. (a)          1,000                   3,625

Neoprobe Corp. (a)                100                     53

Novoste Corp. (a)                 500                     10,969



                                 SHARES                  VALUE (NOTE 1)

Oakley, Inc. (a)                  2,300                  $ 14,088

Ocular Sciences, Inc. (a)         2,600                   42,738

OEC Medical Systems, Inc. (a)     2,100                   72,450

Omnicare, Inc.                    7,200                   69,300

Osteotech, Inc. (a)               2,050                   42,281

Pall Corp.                        3,700                   73,538

Patterson Dental Co. (a)          2,600                   106,600

Perclose, Inc. (a)                1,100                   58,231

Perrigo Co. (a)                   3,000                   23,813

PLC Systems, Inc. (a)             400                     1,225

Priority Healthcare Corp. (a)     1,897                   53,353

PSS World Medical, Inc. (a)       3,700                   33,069

Quigley Corp. (a)                 700                     3,456

Resmed, Inc. (a)                  1,100                   30,525

Respironics, Inc. (a)             500                     4,969

Sabratek Corp. (a)                1,500                   5,813

Schick Technologies, Inc. (a)     1,800                   3,825

Sonus Pharmaceuticals, Inc.       200                     738
(a)

Spacelabs Medical, Inc. (a)       500                     7,750

St. Jude Medical, Inc. (a)        2,472                   89,610

Steris Corp. (a)                  2,000                   25,125

Stryker Corp.                     2,700                   155,588

Summit Technology Inc. (a)        900                     14,400

Sunrise Technologies, Inc. (a)    6,600                   28,050

Sybron International, Inc. (a)    3,000                   77,250

Techne Corp. (a)                  1,100                   34,100

Thermo Cardiosystems, Inc. (a)    1,200                   10,050

Uromed Corp. (a)                  20                      24

Varian Medical Systems, Inc.      1,000                   21,625

VISX, Inc. (a)                    1,800                   162,900

Wesley Jessen Visioncare,         1,600                   49,100
Inc. (a)

Xomed Surgical Products, Inc.     1,350                   79,397
(a)

Zila, Inc. (a)                    4,300                   13,572

Zoll Medical Corp. (a)            2,100                   52,763

                                                          14,216,583

MEDICAL FACILITIES MANAGEMENT
- 0.5%

Advance Paradigm, Inc. (a)        400                     21,200

American Healthcorp, Inc. (a)     100                     669

American HomePatient, Inc. (a)    1,300                   1,138

AmeriPath, Inc. (a)               900                     8,438

Amsurg Corp. Class A (a)          9                       66

Apria Healthcare Group, Inc.      1,400                   23,625
(a)

ARV Assisted Living, Inc. (a)     100                     306

Beverly Enterprises, Inc. (a)     1,000                   5,000

Carematrix Corp. (a)              2,800                   22,750

Columbia/HCA Healthcare Corp.     18,400                  453,100

Covance, Inc. (a)                 3,800                   61,038

Coventry Health Care, Inc. (a)    300                     3,019

Foundation Health Systems,        3,500                   44,625
Inc. Class A (a)

Genesis Health Ventures, Inc.     1,700                   4,356
(a)

HCR Manor Care, Inc. (a)          3,300                   64,556

Health Management Associates,     13,750                  110,000
Inc. Class A (a)

HEALTHSOUTH Corp. (a)             10,219                  83,668

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

Humana, Inc. (a)                  4,600                  $ 41,688

IMPATH, Inc. (a)                  300                     8,175

Innovative Clinical Solutions     200                     244
Ltd. (a)

Integrated Health Services,       2,200                   6,738
Inc. (a)

Laser Vision Centers, Inc. (a)    1,600                   38,300

LCA-Vision, Inc. (a)              2,700                   18,056

Lifepoint Hospitals, Inc. (a)     4,163                   28,621

Lincare Holdings, Inc.            3,800                   100,225

Mariner Post-Acute Network,       5,100                   2,869
Inc. (a)

Medical Resources, Inc. (a)       66                      93

Medquist, Inc. (a)                2,200                   76,588

Mid-Atlantic Medical              1,600                   13,500
Services, Inc. (a)

NovaCare, Inc. (a)                300                     338

Orthodontic Centers of            3,900                   63,375
America, Inc. (a)

Oxford Health Plans, Inc. (a)     2,300                   35,650

PacifiCare Health Systems,        1,100                   66,000
Inc.  Class A (a)

Pediatrix Medical Group (a)       1,300                   19,419

Phycor, Inc. (a)                  1,800                   7,313

Province Healthcare Co. (a)       600                     9,450

Quest Diagnostics, Inc. (a)       900                     23,794

Quorum Health Group, Inc. (a)     8,100                   71,381

Renal Care Group, Inc. (a)        3,750                   71,719

Res-Care, Inc. (a)                2,400                   45,300

Sun Healthcare Group, Inc. (a)    2,900                   957

Sunrise Assisted Living, Inc.     2,300                   57,356
(a)

Tenet Healthcare Corp. (a)        8,700                   151,706

Total Renal Care Holdings,        2,267                   18,278
Inc. (a)

Triad Hospitals, Inc. (a)         4,763                   53,286

Trigon Healthcare, Inc. (a)       3,100                   112,569

United HealthCare Corp.           5,600                   340,550

Universal Health Services,        2,700                   90,113
Inc. Class B (a)

Urologix, Inc. (a)                1,000                   3,625

US Oncology, Inc. (a)             482                     4,941

Wellpoint Health Networks,        1,900                   138,463
Inc. (a)

                                                          2,628,234

TOTAL HEALTH                                              48,631,043

HOLDING COMPANIES - 0.0%

Leucadia National Corp.           1,300                   27,544

Triarc Companies, Inc. Class      775                     16,275
A (a)

                                                          43,819

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.5%

ELECTRICAL EQUIPMENT - 3.4%

Adaptive Broadband Corp. (a)      600                     19,125

Adtran, Inc. (a)                  2,100                   80,063

Advanced Lighting                 1,000                   8,125
Technologies, Inc. (a)

Allen Telecom, Inc. (a)           900                     7,594



                                 SHARES                  VALUE (NOTE 1)

American Power Conversion         8,000                  $ 140,500
Corp. (a)

AMETEK, Inc.                      1,000                   20,813

Andrea Electronics Corp. (a)      500                     3,563

Anicom, Inc. (a)                  100                     619

ANTEC Corp. (a)                   2,300                   104,794

Avid Technology, Inc. (a)         1,600                   20,200

BMC Industries, Inc.              900                     11,081

Cymer, Inc. (a)                   2,000                   69,875

Emerson Electric Co.              15,943                  998,430

General Electric Co.              112,703                 12,657,956

General Instrument Corp. (a)      5,000                   245,938

Genlyte Group, Inc. (a)           300                     7,350

Grainger (W.W.), Inc.             4,400                   191,675

Harris Corp.                      2,200                   57,750

Honeywell, Inc.                   4,600                   522,100

Hubbell, Inc. Class B             3,100                   120,319

Hughes Supply, Inc.               600                     13,950

IEC Electronics Corp. (a)         100                     313

L-3 Communications Holdings,      1,400                   55,563
Inc. (a)

Littelfuse, Inc. (a)              800                     15,900

MagneTek, Inc. (a)                1,000                   9,250

Oak Industries, Inc. (a)          1,500                   47,063

Omnipoint Corp. (a)               1,600                   64,800

Ortel Corp. (a)                   300                     5,531

Pinnacle Systems (a)              1,600                   52,200

Powerwave Technologies, Inc.      1,600                   67,900
(a)

Rofin Sinar Technologies,         300                     1,950
Inc. (a)

Roper Industries, Inc.            800                     28,650

Scientific-Atlanta, Inc.          2,200                   112,750

Sensormatic Electronics Corp.     9,700                   113,369
(a)

SLI, Inc. (a)                     350                     8,575

Smith (A.O.) Corp. Class B        750                     20,344

Spectrian Corp. (a)               800                     11,800

Teleflex, Inc.                    1,100                   51,150

Thomas & Betts Corp.              1,700                   76,500

ViewCast.com, Inc. (a)            3,200                   21,800

Zoltek Companies, Inc. (a)        800                     6,150

                                                          16,073,378

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

AGCO Corp.                        4,000                   41,250

Allied Products Corp.             800                     3,700

Applied Industrial                700                     10,544
Technologies, Inc.

Applied Power, Inc. Class A       2,500                   76,563

Astec Industries, Inc. (a)        600                     20,325

BOLDER Technologies Corp. (a)     400                     3,675

Briggs & Stratton Corp.           800                     48,700

Brooks Automation, Inc. (a)       400                     8,700

Case Corp.                        3,400                   167,875

Caterpillar, Inc.                 14,200                  804,075

Cooper Industries, Inc.           4,600                   238,625

CUNO, Inc. (a)                    400                     8,250

Deere & Co.                       9,300                   361,538

Dover Corp.                       9,900                   383,006

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

DT Industries, Inc.               300                    $ 2,138

Exide Corp.                       1,000                   11,063

Flow International Corp. (a)      600                     6,450

FSI International, Inc. (a)       1,000                   6,438

Harnischfeger Industries,         14,500                  20,844
Inc.

Hirsch International Corp.        900                     1,575
Class A (a)

Ibis Technology Corp. (a)         1,000                   32,000

Illinois Tool Works, Inc.         7,800                   607,913

Ingersoll-Rand Co.                6,500                   413,563

Ionics, Inc. (a)                  500                     14,625

ITT Industries, Inc.              4,000                   135,250

JLG Industries, Inc.              2,200                   39,050

JLK Direct Distribution, Inc.     300                     2,456
Class A (a)

Kaydon Corp.                      900                     27,619

Kennametal, Inc.                  2,300                   60,950

Manitowoc Co., Inc.               750                     27,797

Mark IV Industries, Inc.          2,500                   49,531

Milacron, Inc.                    600                     10,800

MSC Industrial Direct, Inc.       2,700                   25,819
(a)

Nordson Corp.                     600                     29,494

Parker-Hannifin Corp.             3,100                   135,625

Plasma-Therm, Inc. (a)            100                     328

PRI Automation, Inc. (a)          1,700                   48,663

Robotic Vision Systems, Inc.      100                     397
(a)

SpeedFam-IPEC, Inc. (a)           2,442                   24,115

The Stanley Works                 2,400                   63,300

Stewart & Stevenson Services,     1,000                   11,875
Inc.

Tenneco, Inc.                     6,300                   126,788

Terex Corp. (a)                   2,300                   61,813

Timken Co.                        1,300                   22,831

Tyco International Ltd.           1                       101

UCAR International, Inc. (a)      1,400                   34,125

Ultratech Stepper, Inc. (a)       1,000                   13,375

Valmont Industries, Inc.          700                     11,113

Varian Semiconductor              3,500                   79,625
Equipment Associates, Inc.
(a)

Veeco Instruments, Inc. (a)       1,500                   50,344

                                                          4,386,619

POLLUTION CONTROL - 0.2%

Allied Waste Industries, Inc.     3,325                   42,394
(a)

Aquagenix, Inc. (a)               100                     22

Casella Waste Systems, Inc.       1,100                   18,700
Class A (a)

Flanders Corp. (a)                300                     825

Ogden Corp.                       1,500                   34,125

Republic Services, Inc. Class     5,100                   55,463
A (a)

Safety-Kleen Corp. (a)            2,560                   32,640

Tetra Tech, Inc. (a)              2,625                   42,164



                                 SHARES                  VALUE (NOTE 1)

Waste Connections, Inc. (a)       1,900                  $ 40,969

Waste Management, Inc.            21,252                  463,559

                                                          730,861

TOTAL INDUSTRIAL MACHINERY &                              21,190,858
EQUIPMENT

MEDIA & LEISURE - 5.1%

BROADCASTING - 2.2%

5Th Avenue Channel Corp. (a)      700                     1,881

Adelphia Communications Corp.     1,200                   74,400
 Class A (a)

American Tower Corp. Class A      4,300                   97,825
(a)

AMFM, Inc. (a)                    8,489                   418,083

BHC Communications, Inc.          600                     78,900
Class A

Cablevision Systems Corp.         3,100                   217,000
Class A (a)

CAIS Internet, Inc.               3,700                   44,863

CBS Corp. (a)                     23,200                  1,090,400

CD Radio, Inc. (a)                700                     22,706

Century Communications Corp.      2,100                   97,913
Class A (a)

Chris-Craft Industries, Inc.      1,030                   52,144

Citadel Communications Corp.      2,200                   81,675
(a)

Clear Channel Communications,     11,639                  815,457
Inc. (a)

Comcast Corp. Class A             23,800                  776,475
(special)

Cox Communications, Inc.          19,701                  732,631
Class A (a)

Cox Radio, Inc. Class A (a)       800                     42,400

Cumulus Media, Inc. (a)           400                     11,150

E.W. Scripps Co. Class A          2,100                   100,800

EchoStar Communications Corp.     1,000                   83,625
 Class A (a)

Emmis Broadcasting                1,400                   79,100
Communications Corp. Class A
(a)

Hearst-Argyle Television,         1,527                   38,652
Inc. (a)

Hispanic Broadcasting Corp.       2,200                   164,450
(a)

Infinity Broadcasting Corp.       5,200                   140,725
Class A

Jones Intercable, Inc. Class      1,900                   83,363
A (a)

MediaOne Group, Inc.              21,500                  1,413,625

Metro One Telecommunications,     1,000                   14,000
Inc. (a)

Metromedia International          2,200                   13,750
Group, Inc. (a)

NorthPoint Communication          4,300                   113,681
Holdings, Inc.

NTL, Inc. (a)                     2,900                   284,744

PanAmSat Corp. (a)                500                     18,469

Paxson Communications Corp.       1,700                   24,438
(a)

Pegasus Communications Corp.      500                     21,000
(a)

Radio One, Inc. (a)               1,400                   58,363

Sinclair Broadcast Group,         3,500                   56,875
Inc.  Class A (a)

TCI Satellite Entertainment,      6,000                   21,375
Inc.  Class A (a)

Time Warner, Inc.                 40,000                  2,372,500

TV Guide, Inc. (a)                2,200                   61,050

UnitedGlobalCom, Inc. (a)         900                     65,925

Univision Communications,         2,400                   177,000
Inc.  Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

USA Networks, Inc. (a)            3,712                  $ 166,576

ValueVision International,        2,300                   54,913
Inc. (a)

Westwood One, Inc. (a)            1,000                   38,375

Young Broadcasting, Inc.          1,200                   72,225
Class A (a)

                                                          10,395,502

ENTERTAINMENT - 1.1%

Alliance Gaming Corp. (a)         28                      179

American Bingo & Gaming Corp.     2,100                   2,231
(a)

American Classic Voyages Co.      500                     10,188
(a)

American Coin Merchandising,      100                     406
Inc. (a)

AMF Bowling, Inc. (a)             2,000                   8,000

Bally Total Fitness Holding       700                     22,444
Corp. (a)

Brilliant Digital                 500                     1,813
Entertainment, Inc. (a)

Carmike Cinemas, Inc. Class A     200                     2,700
(a)

Carnival Corp.                    22,500                  1,005,469

Cedar Fair LP (depository         100                     2,181
unit)

Disney (Walt) Co.                 69,200                  1,920,300

Family Golf Centers, Inc. (a)     2,700                   3,375

Fox Entertainment Group, Inc.     9,600                   221,400

Hollywood Entertainment Corp.     1,300                   17,631
(a)

Image Entertainment, Inc. (a)     700                     3,194

International Speedway Corp.      1,300                   66,219
Class A

K-Tel International, Inc. (a)     500                     2,766

King World Productions, Inc.      4,100                   156,313
(a)

Kushner Locke Co. (a)             1,500                   6,375

Mandalay Resort Group (a)         5,000                   102,500

MGM Grand, Inc. (a)               1,101                   54,087

Park Place Entertainment          11,500                  130,094
Corp.

Pixar (a)                         1,300                   44,281

Platinum Entertainment, Inc.      500                     2,406
(a)

Premier Parks, Inc. (a)           2,200                   72,050

Rentrak Corp. (a)                 600                     3,131

SFX Entertainment, Inc. Class     1,500                   61,781
A (a)

Speedway Motorsports, Inc. (a)    1,200                   44,775

Ticketmaster Online               1,800                   46,125
CitySearch, Inc.

Viacom, Inc. Class B              22,500                  946,406
(non-vtg.) (a)

Visual Data Corp. (a)             100                     913

Zomax, Inc. (a)                   2,000                   45,625

                                                          5,007,358

LEISURE DURABLES & TOYS - 0.2%

Adams Golf, Inc. (a)              400                     1,188

Arctic Cat, Inc.                  1,000                   9,438

Authentic Fitness Corp.           100                     1,731

Brunswick Corp.                   2,700                   69,019

Callaway Golf Co.                 3,900                   38,756

Champion Enterprises, Inc. (a)    1,500                   12,750

Coachmen Industries, Inc.         300                     4,744

Coleman, Inc. (a)                 300                     2,756

Harley-Davidson, Inc.             4,300                   234,350



                                 SHARES                  VALUE (NOTE 1)

Hasbro, Inc.                      9,750                  $ 238,266

JAKKS Pacific, Inc. (a)           1,300                   39,325

K2, Inc.                          700                     6,388

Mattel, Inc.                      14,416                  307,241

National R.V. Holdings, Inc.      300                     7,238
(a)

Polaris Industries, Inc.          900                     32,344

Silicon Gaming, Inc. (a)          100                     29

T-HQ, Inc. (a)                    300                     9,488

West Marine, Inc. (a)             600                     5,363

                                                          1,020,414

LODGING & GAMING - 0.2%

Anchor Gaming (a)                 800                     38,875

Aztar Corp. (a)                   400                     3,675

Boyd Gaming Corp. (a)             300                     1,613

Championship Auto Racing          1,900                   63,056
Teams, Inc. (a)

Extended Stay America, Inc.       2,800                   25,200
(a)

Florida Panthers Holdings,        100                     994
Inc.  Class A (a)

Gtech Holdings Corp. (a)          1,200                   30,300

Harrah's Entertainment, Inc.      1,900                   42,750
(a)

Hilton Hotels Corp.               7,500                   91,875

International Game Technology     4,300                   75,250

Interstate Hotels Corp. (a)       127                     460

Lodgian, Inc. (a)                 300                     1,313

Marriott International, Inc.      6,900                   236,325
Class A

Mirage Resorts, Inc. (a)          8,800                   114,950

Prime Hospitality Corp. (a)       1,900                   17,694

Promus Hotel Corp. (a)            4,800                   139,500

Starwood Hotels & Resorts         7,583                   180,570
Worldwide, Inc.

Station Casinos, Inc. (a)         300                     6,075

Suburban Lodges of America,       200                     1,238
Inc. (a)

Sunterra Corp. (a)                500                     6,594

Trump Hotels & Casino             700                     3,456
Resorts, Inc. (a)

WMS Industries, Inc. (a)          1,300                   14,138

                                                          1,095,901

PUBLISHING - 0.7%

American Greetings Corp.          3,100                   85,831
Class A

Applied Graphics                  860                     7,740
Technologies, Inc. (a)

Banta Corp.                       1,200                   28,200

Belo (A.H.) Corp. Class A         3,200                   60,600

Central Newspapers, Inc.          800                     33,850
Class A

Dow Jones & Co., Inc.             2,700                   135,675

Gannet, Inc.                      10,600                  720,138

Gibson Greetings, Inc. (a)        400                     1,575

Harcourt General, Inc.            2,100                   92,006

Harte Hanks Communications,       1,200                   26,925
Inc.

Hollinger International, Inc.     6,900                   74,175
Class A

Houghton Mifflin Co.              900                     42,975

Journal Register Co. (a)          300                     4,613

Knight-Ridder, Inc.               4,000                   215,750

Lee Enterprises, Inc.             1,300                   37,294

The McClatchy Co. Class A         1,300                   44,931

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

McGraw-Hill Companies, Inc.       8,600                  $ 444,513

Meredith Corp.                    1,500                   52,031

New York Times Co. (The)          5,400                   210,938
Class A

Penton Media, Inc.                3,000                   41,250

PRIMEDIA, Inc. (a)                3,200                   44,200

Reader's Digest Association,      3,000                   93,750
Inc.  Class A (non-vtg.)

Scholastic Corp. (a)              500                     19,813

Times Mirror Co. Class A          3,800                   219,450

Tribune Co.                       4,900                   457,231

Washington Post Co. Class B       300                     161,700

John Wiley & Sons, Inc. Class     1,800                   29,250
A

Ziff-Davis, Inc. (a)              3,000                   46,313

                                                          3,432,717

RESTAURANTS - 0.7%

Applebee's International,         2,500                   77,656
Inc.

Avado Brands, Inc.                800                     5,500

Bob Evans Farms, Inc.             4,800                   97,800

Boston Chicken, Inc. (a)          400                     140

Brinker International, Inc.       5,900                   141,600
(a)

Buca, Inc.                        300                     3,525

Buffets, Inc. (a)                 4,700                   52,581

CBRL Group, Inc.                  6,400                   84,000

CEC Entertainment, Inc. (a)       750                     20,906

Cheesecake Factory, Inc. (a)      1,250                   37,813

CKE Restaurants, Inc.             1,711                   13,795

Darden Restaurants, Inc.          4,000                   62,500

Dave & Busters, Inc. (a)          1,700                   19,975

Einstein/Noah Bagel Corp. (a)     100                     72

Fine Host Corp. (a)               500                     150

Foodmaker, Inc. (a)               1,200                   27,675

Landry's Seafood Restaurants,     1,500                   12,750
Inc. (a)

Lone Star Steakhouse Saloon       7,800                   59,475
(a)

McDonald's Corp.                  45,100                  1,866,013

O Charleys, Inc. (a)              150                     2,306

Outback Steakhouse, Inc. (a)      2,200                   65,175

Papa John's International,        2,500                   99,375
Inc. (a)

Planet Hollywood                  500                     125
International, Inc.  Class A
(a)

Prandium, Inc. (a)                1,100                   451

Rainforest Cafe, Inc. (a)         1,350                   8,859

Rare Hospitality                  1,700                   33,469
International, Inc. (a)

Ryan's Family Steak Houses,       1,200                   11,625
Inc. (a)

Schlotzskys, Inc. (a)             100                     956

Sodexho Marriott Services,        3,800                   53,675
Inc. (a)

Sonic Corp. (a)                   550                     16,844

Starbucks Corp. (a)               8,200                   187,575



                                 SHARES                  VALUE (NOTE 1)

Tricon Global Restaurants,        5,900                  $ 239,688
Inc. (a)

Wendy's International, Inc.       5,000                   140,000

                                                          3,444,049

TOTAL MEDIA & LEISURE                                     24,395,941

NONDURABLES - 6.3%

AGRICULTURE - 0.1%

Delta & Pine Land Co.             1,100                   31,144

Northland Cranberries, Inc.       200                     1,344
Class A

Pioneer Hi-Bred                   9,000                   352,125
International, Inc.

                                                          384,613

BEVERAGES - 1.9%

Anheuser-Busch Companies,         17,200                  1,324,400
Inc.

Beringer Wine Estates             1,300                   54,113
Holdings, Inc. Class B (a)

Brown-Forman Corp. Class B        1,100                   64,625

Canandaigua Wine, Inc. Class      1,500                   86,813
A (a)

Celestial Seasonings, Inc. (a)    200                     3,975

Coca-Cola Co. (The)               85,300                  5,102,006

Coca-Cola Enterprises, Inc.       12,400                  352,625

Coors (Adolph) Co. Class B        1,000                   57,063

M & F Worldwide Corp. (a)         100                     856

Mondavi (Robert) Corp. Class      500                     17,281
A (a)

Pepsi Bottling Group, Inc.        4,500                   85,219

PepsiCo, Inc.                     52,500                  1,791,563

Whitman Corp.                     2,300                   38,381

                                                          8,978,920

FOODS - 1.6%

Agribrands International,         240                     11,670
Inc. (a)

American Italian Pasta Co.        500                     14,000
Class A (a)

Archer-Daniels-Midland Co.        25,861                  336,193

Balance Bar Co. (a)               100                     544

Bestfoods                         11,400                  560,025

Campbell Soup Co.                 16,200                  715,838

Chiquita Brands                   800                     5,300
International, Inc.

ConAgra, Inc.                     13,900                  340,550

Corn Products International,      2,600                   84,663
Inc.

Dean Foods Co.                    2,600                   104,650

Dole Food Co., Inc.               1,900                   47,856

Earthgrains Co.                   3,100                   74,788

Flowers Industries, Inc.          7,200                   113,850

Gardenburger, Inc. (a)            400                     2,800

General Mills, Inc.               6,400                   536,000

Heinz (H.J.) Co.                  12,800                  597,600

Hershey Foods Corp.               4,100                   219,606

Hormel Foods Corp.                2,100                   84,525

IBP, Inc.                         5,800                   133,038

International Home Foods,         2,200                   44,000
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

NONDURABLES - CONTINUED

FOODS - CONTINUED

International Multifoods          600                    $ 13,613
Corp.

Interstate Bakeries Corp.         5,100                   122,081

Keebler Foods Co. (a)             4,800                   143,100

Kellogg Co.                       12,900                  458,756

Lancaster Colony Corp.            3,850                   126,569

Lance, Inc.                       800                     10,400

McCormick & Co., Inc.             4,100                   131,200
(non-vtg.)

Michael Foods, Inc.               700                     19,381

Nabisco Group Holdings Corp.      13,700                  243,175

Nabisco Holdings Corp. Class A    3,800                   149,388

Quaker Oats Co.                   5,800                   387,513

Ralcorp Holdings, Inc.            880                     14,410

Ralston Purina Co.                9,500                   261,250

Sara Lee Corp.                    31,600                  701,125

Smithfield Foods, Inc. (a)        1,400                   41,125

Suiza Foods Corp. (a)             2,500                   79,688

Sysco Corp.                       9,500                   309,938

Tyson Foods, Inc.                 6,600                   106,013

Universal Foods Corp.             4,000                   84,500

Vlasic Foods International,       1,550                   11,431
Inc. (a)

Wrigley (Wm.) Jr. Co.             4,500                   352,406

                                                          7,794,558

HOUSEHOLD PRODUCTS - 1.9%

Alberto-Culver Co. Class B        300                     7,631

Aptargroup, Inc.                  1,000                   25,750

Avon Products, Inc.               10,000                  438,750

BioShield Technologies, Inc.      2,000                   22,125
(a)

Block Drug Co., Inc. Class A      600                     24,113

Brady (W.H.) Co. Class A          700                     21,000

Clorox Co.                        9,558                   432,500

Colgate-Palmolive Co.             21,500                  1,150,250

Dial Corp.                        3,100                   86,025

Enamelon, Inc. (a)                200                     213

Estee Lauder Companies, Inc.      5,200                   238,875

French Fragrances, Inc. (a)       400                     3,050

Gillette Co.                      37,300                  1,739,113

International Flavors &           3,900                   158,925
Fragrances, Inc.

Premark International, Inc.       1,800                   59,850

Procter & Gamble Co.              45,000                  4,466,250

Racing Champions Corp. (a)        4,500                   28,828

Revlon, Inc. Class A (a)          600                     12,188

Safeskin Corp. (a)                1,500                   11,906

Ultralife Batteries, Inc. (a)     600                     2,813

USA Detergents, Inc. (a)          300                     1,463

Windmere-Durable Holdings,        700                     10,194
Inc. (a)

York Group, Inc.                  400                     2,400

                                                          8,944,212

TOBACCO - 0.8%

Dimon, Inc.                       1,100                   4,744

General Cigar Holdings, Inc.      300                     1,931
Class A (a)



                                 SHARES                  VALUE (NOTE 1)

Philip Morris Companies, Inc.     81,100                 $ 3,036,181

RJ Reynolds Tobacco Holdings,     6,400                   175,600
Inc.

Schweitzer-Mauduit                500                     6,781
International, Inc.

Universal Corp.                   3,200                   90,800

UST, Inc.                         8,700                   275,681

                                                          3,591,718

TOTAL NONDURABLES                                         29,694,021

PRECIOUS METALS - 0.1%

Battle Mountain Gold Co.          5,300                   9,275

Coeur d'Alene Mines Corp. (a)     900                     4,106

Echo Bay Mines Ltd. (a)           5,300                   7,102

Homestake Mining Co.              14,400                  122,400

Newmont Mining Corp.              8,845                   180,770

Royal Oak Mines, Inc. (a)         900                     9

Stillwater Mining Co. (a)         1,100                   24,269

                                                          347,931

RETAIL & WHOLESALE - 5.6%

APPAREL STORES - 0.5%

Abercrombie & Fitch Co. Class     4,374                   152,543
A (a)

American Eagle Outfitters,        2,500                   98,125
Inc. (a)

AnnTaylor Stores Corp. (a)        600                     19,875

Cato Corp. Class A                800                     10,750

Charming Shoppes, Inc. (a)        9,300                   51,731

Chicos Fas, Inc. (a)              300                     6,656

Childrens Place Retail            1,100                   34,788
Stores, Inc. (The) (a)

Claire's Stores, Inc.             3,900                   73,369

Dress Barn, Inc. (a)              1,000                   15,063

Filene's Basement Corp. (a)       300                     272

Footstar, Inc. (a)                900                     29,250

Gap, Inc.                         28,125                  1,100,391

Goody's Family Clothing (a)       1,100                   10,141

Gymboree Corp. (a)                900                     4,669

iTurf, Inc. (a)                   2,000                   24,500

Just for Feet, Inc. (a)           6,200                   25,188

Limited, Inc. (The)               5,776                   218,766

Men's Wearhouse, Inc. (The)       3,300                   68,063
(a)

Paul Harris Stores, Inc. (a)      100                     494

Payless ShoeSource, Inc. (a)      1,800                   89,775

Ross Stores, Inc.                 1,300                   54,113

Stage Stores, Inc. (a)            700                     5,863

Talbots, Inc.                     900                     27,844

TJX Companies, Inc.               9,100                   262,763

Too, Inc. (a)                     825                     14,489

United Stationers, Inc. (a)       2,600                   58,825

Venator Group, Inc. (a)           4,100                   29,213

Wet Seal, Inc. Class A (a)        1,700                   25,925

                                                          2,513,444

APPLIANCE STORES - 0.0%

Cellstar Corp. (a)                1,500                   7,969

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

DRUG STORES - 0.4%

CVS Corp.                         14,886                 $ 620,560

Duane Reade, Inc. (a)             600                     18,900

Longs Drug Stores Corp.           1,100                   34,581

Perfumania, Inc. (a)              1,300                   4,144

Rite Aid Corp.                    11,200                  207,200

Walgreen Co.                      35,800                  830,113

                                                          1,715,498

GENERAL MERCHANDISE STORES -
2.3%

99 Cents Only Stores (a)          656                     23,616

Ames Department Stores, Inc.      1,700                   49,938
(a)

BJ's Wholesale Club, Inc. (a)     2,900                   81,925

Consolidated Stores Corp. (a)     3,094                   49,891

Cost Plus, Inc. (a)               1,350                   60,075

Dayton Hudson Corp.               14,000                  812,000

Dillards, Inc. Class A            3,100                   72,850

Dollar General Corp.              6,381                   165,906

Dollar Tree Stores, Inc. (a)      3,150                   103,950

Elder Beerman Stores Corp. (a)    500                     3,625

Family Dollar Stores, Inc.        4,900                   96,469

Federated Department Stores,      8,000                   368,000
Inc. (a)

Hot Topic, Inc. (a)               1,200                   32,775

K mart Corp. (a)                  20,000                  251,250

Kohls Corp. (a)                   4,800                   342,000

May Department Stores Co.         13,400                  523,438
(The)

Michaels Stores, Inc. (a)         800                     24,550

Neiman-Marcus Group, Inc. (a)     1,400                   31,150

Nordstrom, Inc.                   4,000                   113,250

Party City Corp. (a)              450                     1,294

Penney (J.C.) Co., Inc.           7,469                   270,751

Saks, Inc. (a)                    4,031                   67,771

Sears, Roebuck & Co.              14,900                  558,750

Shopko Stores, Inc. (a)           2,700                   77,288

Stein Mart, Inc. (a)              1,300                   9,019

Wal-Mart Stores, Inc.             152,800                 6,770,950

                                                          10,962,481

GROCERY STORES - 0.7%

Albertson's, Inc.                 16,059                  769,828

Central Garden & Pet Co. (a)      5,600                   43,400

Fleming Companies, Inc.           4,800                   57,900

Food Lion, Inc. Class A           25,800                  203,981

Great Atlantic & Pacific Tea,     1,200                   42,150
Inc.

Hain Food Group, Inc. (a)         100                     2,625

Hannaford Brothers Co.            2,700                   193,725

Kroger Co. (a)                    29,280                  677,100

Performance Food Group Co. (a)    2,200                   57,269

Richfood Holdings, Inc. Class     4,900                   89,731
A

Safeway, Inc. (a)                 17,500                  814,844

SUPERVALU, Inc.                   7,900                   177,750

U.S. Foodservice (a)              2,954                   61,480

United Natural Foods, Inc. (a)    4,700                   54,050



                                 SHARES                  VALUE (NOTE 1)

Whole Foods Market, Inc. (a)      2,000                  $ 71,875

Wild Oats Markets, Inc. (a)       550                     20,006

Winn-Dixie Stores, Inc.           3,000                   102,000

                                                          3,439,714

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.7%

Action Performance Companies,     1,500                   37,031
Inc. (a)

AgriBioTech, Inc. (a)             1,000                   3,906

Alloy Online, Inc.                4,100                   54,069

Audio Book Club, Inc. (a)         800                     7,750

Barnes & Noble, Inc. (a)          1,300                   30,794

Bed Bath & Beyond, Inc. (a)       5,800                   159,500

Best Buy Co., Inc. (a)            6,600                   463,650

Beyond.com Corp. (a)              900                     15,188

Big Entertainment, Inc. (a)       1,200                   20,850

Boise Cascade Office Products     1,800                   17,325
Corp.

Books-A-Million, Inc. (a)         2,700                   25,313

Borders Group, Inc. (a)           2,300                   30,619

Cannondale Corp. (a)              100                     963

CDnow, Inc. (a)                   864                     12,204

Circuit City Stores, Inc. -       6,100                   262,300
Circuit City Group

Cole National Corp. Class A       500                     3,969
(a)

Corporate Express, Inc. (a)       3,834                   34,147

Costco Wholesale Corp.            7,900                   590,525

Creative Computers, Inc. (a)      500                     2,875

Cyberian Outpost, Inc. (a)        800                     6,550

CyberShop International, Inc.     2,100                   14,700
(a)

Daisytek International Corp.      900                     10,463
(a)

dELiA*s, Inc. (a)                 600                     4,875

E4L, Inc. (a)                     100                     438

Egghead.com, Inc. (a)             900                     6,806

Elcom International, Inc. (a)     5,300                   19,875

eToys, Inc.                       4,000                   174,000

Finish Line, Inc. Class A (a)     1,500                   13,406

Friedmans, Inc. Class A           600                     5,231

Gadzooks, Inc. (a)                500                     3,078

Genesis Direct, Inc. (a)          3,000                   1,219

Good Guys, Inc. (a)               4,600                   27,313

Guitar Center, Inc. (a)           2,300                   17,825

Handleman Co. (a)                 1,200                   15,900

Home Depot, Inc.                  50,000                  3,056,250

IKON Office Solutions, Inc.       3,200                   35,600

ImaginOn, Inc. (a)                1,500                   3,938

Intimate Brands, Inc. Class A     10,160                  391,795

J Jill Group, Inc. (The) (a)      300                     5,025

Lets Talk Cellular &              200                     788
Wireless, Inc. (a)

Lowe's Companies, Inc.            11,532                  521,823

Micro Warehouse, Inc. (a)         1,100                   13,475

Multiple Zones International,     1,100                   5,913
Inc. (a)

Navarre Corp. (a)                 900                     8,466

Newpark Resources, Inc. (a)       2,100                   18,900

Office Depot, Inc. (a)            14,900                  155,519

Officemax, Inc. (a)               7,000                   52,938

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

ONSALE, Inc. (a)                  400                    $ 6,100

PC Connection, Inc. (a)           1,500                   19,031

PEAPOD, Inc. (a)                  1,500                   10,125

Petco Animal Supplies, Inc.       700                     8,750
(a)

PETsMART, Inc. (a)                3,400                   16,363

Pier 1 Imports, Inc.              2,750                   14,953

RoweCom, Inc. (a)                 2,400                   43,200

School Specialty, Inc. (a)        1,200                   14,850

Sharper Image Corp. (a)           1,100                   10,313

Shop At Home, Inc. (a)            700                     6,081

SkyMall, Inc. (a)                 700                     5,338

Spiegel, Inc. Class A (a)         4,100                   36,644

Sports Authority, Inc. (The)      1,300                   4,713
(a)

Staples, Inc. (a)                 16,875                  367,031

Sunglass Hut International,       1,400                   17,675
Inc. (a)

Tandy Corp.                       5,640                   266,490

Tiffany & Co., Inc.               2,000                   105,750

Toys R Us, Inc. (a)               11,800                  162,988

Tweeter Home Entertainment        1,300                   43,713
Group, Inc. (a)

U.S. Office Products Co. (a)      1,363                   5,282

U.S.A. Floral Products, Inc.      1,000                   4,188
(a)

UBid, Inc. (a)                    1,753                   37,032

Valley Media, Inc. (a)            1,700                   20,825

Value America, Inc. (a)           3,100                   32,744

Williams-Sonoma, Inc. (a)         1,600                   62,400

Wilmar Industries, Inc. (a)       2,900                   39,150

Zale Corp. (a)                    2,800                   97,125

                                                          7,823,941

TOTAL RETAIL & WHOLESALE                                  26,463,047

SERVICES - 1.4%

ADVERTISING - 0.3%

Ackerley Group, Inc.              700                     10,675

ADVO, Inc. (a)                    4,100                   80,463

DoubleClick, Inc. (a)             1,100                   109,863

Getty Images, Inc. (a)            1,000                   20,625

HA-LO Industries, Inc. (a)        1,250                   7,578

Interpublic Group of              11,600                  459,650
Companies, Inc.

Lamar Advertising Co. Class A     2,650                   110,638
(a)

Network Event Theater, Inc.       1,300                   32,825
(a)

Newgen Results Corp. (a)          3,400                   33,575

Omnicom Group, Inc.               5,300                   399,488

Outdoor Systems, Inc. (a)         3,275                   105,823

TMP Worldwide, Inc. (a)           1,000                   55,375

Young & Rubicam, Inc.             3,600                   160,650

                                                          1,587,228

EDUCATIONAL SERVICES - 0.1%

Apollo Group, Inc. Class A (a)    4,350                   95,428



                                 SHARES                  VALUE (NOTE 1)

Devry, Inc. (a)                   2,000                  $ 41,750

Education Management Corp. (a)    2,600                   33,638

ITT Educational Services,         2,900                   45,313
Inc. (a)

Strayer Education, Inc.           1,700                   39,844

                                                          255,973

LEASING & RENTAL - 0.1%

AMERCO (a)                        700                     17,588

Avis Rent A Car, Inc. (a)         900                     19,800

Budget Group, Inc. Class A (a)    1,400                   12,338

Caribiner International, Inc.     900                     7,819
(a)

Central Parking Corp.             2,200                   70,675

Crown Castle International        7,000                   105,875
Corp. (a)

Dollar Thrifty Automotive         700                     13,169
Group, Inc. (a)

GATX Corp.                        1,400                   46,725

Hertz Corp. Class A               1,100                   44,344

Mitcham Industries, Inc. (a)      700                     3,041

Neff Corp. (a)                    2,100                   26,250

Rent-A-Center, Inc. (a)           3,000                   66,563

Rent-Way, Inc. (a)                770                     15,881

Ryder Systems, Inc.               2,100                   46,331

Superior Energy Services,         1,200                   7,500
Inc. (a)

United Rentals, Inc. (a)          2,100                   51,319

                                                          555,218

PRINTING - 0.1%

Big Flower Holdings, Inc. (a)     700                     20,213

Bowne & Co., Inc.                 1,100                   15,263

Consolidated Graphics, Inc.       500                     21,125
(a)

Cyrk, Inc. (a)                    600                     2,963

Deluxe Corp.                      3,200                   109,000

Donnelley (R.R.) & Sons Co.       3,800                   119,225

Harland (John H.) Co.             800                     15,900

Paxar Corp. (a)                   1,500                   13,031

Reynolds & Reynolds Co. Class     2,300                   50,313
A

Valassis Communications, Inc.     2,500                   109,375
(a)

Wallace Computer Services,        1,200                   25,650
Inc.

World Color Press, Inc. (a)       1,064                   39,102

                                                          541,160

SERVICES - 0.8%

Abacus Direct Corp. (a)           900                     91,744

ABM Industries, Inc.              600                     13,800

ACNielsen Corp. (a)               2,200                   55,000

Alterra Healthcare Corp. (a)      500                     5,000

Analytical Surveys, Inc. (a)      200                     4,013

APAC Teleservices, Inc. (a)       1,600                   3,800

Assisted Living Concepts,         400                     1,125
Inc. (a)

Billing Information Concepts      1,200                   6,300
Corp. (a)

Block (H&R), Inc.                 4,600                   255,875

Blount International, Inc.        43                      457

Boron LePore & Associates,        600                     3,656
Inc. (a)

Bright Horizons Family            500                     8,875
Solutions, Inc. (a)

Brookdale Living Communities,     100                     1,294
Inc. (a)

Building One Services Corp.       933                     12,129
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - CONTINUED

Cadiz, Inc. (a)                   200                    $ 2,000

Catalina Marketing Corp. (a)      1,200                   108,900

CDI Corp. (a)                     600                     18,075

Cendant Corp. (a)                 21,610                  387,629

Century Business Services,        2,300                   29,756
Inc. (a)

CheckFree Holdings Corp. (a)      1,400                   40,950

Cintas Corp.                      2,741                   140,819

Coinmach Laundry Corp. (a)        300                     3,563

Comps.Com, Inc. (a)               4,600                   27,600

Computer Horizons Corp. (a)       900                     11,700

Convergys Corp. (a)               4,300                   88,688

Correctional Services Corp.       27                      201
(a)

Crestline Capital Corp. (a)       830                     15,718

Day Runner, Inc. (a)              300                     3,263

Dun & Bradstreet Corp.            4,700                   123,081

Ecolab, Inc.                      6,400                   240,400

Fonar Corp.                       200                     206

FYI, Inc. (a)                     400                     13,075

G & K Services, Inc. Class A      500                     20,781

Gartner Group, Inc. Class A       2,300                   48,156

Greg Manning Auctions, Inc.       700                     10,063
(a)

HCIA, Inc. (a)                    100                     1,013

Headway Corporate Resources       300                     1,556
(a)

Interim Services, Inc. (a)        3,820                   70,431

International Telecom Data        700                     5,513
Systems, Inc. (a)

Iron Mountain, Inc. (a)           950                     29,925

iXL Enterprises, Inc. (a)         3,400                   83,725

Jostens, Inc.                     100                     2,013

Kelly Services, Inc. Class A      1,000                   28,125

Labor Ready, Inc. (a)             1,200                   19,275

Lason, Inc. (a)                   1,400                   63,263

Learning Tree International,      700                     8,925
Inc. (a)

Mace Security Intl., Inc. (a)     2,200                   19,113

Manpower, Inc.                    3,400                   91,800

MapQuest.com, Inc. (a)            3,100                   37,394

Marketing Services Group,         500                     5,969
Inc. (a)

Media Arts Group, Inc. (a)        200                     900

Media Metrix, Inc. (a)            1,300                   62,359

Medpartners, Inc. (a)             6,000                   42,000

MemberWorks, Inc. (a)             500                     17,156

Metamor Worldwide, Inc. (a)       3,000                   48,094

Modem Media . Poppe Tyson,        1,500                   48,000
Inc. (a)

Modis Professional Services,      2,500                   39,531
Inc. (a)

National Processing, Inc. (a)     1,600                   13,800

National Service Industries,      1,200                   38,400
Inc.

Navigant Consulting, Inc. (a)     1,150                   50,456

NCO Group, Inc. (a)               1,900                   86,450

NewsEdge Corp. (a)                500                     3,813

NOVA Corp. (a)                    3,357                   87,282

Olsten Corp.                      2,500                   25,625



                                 SHARES                  VALUE (NOTE 1)

Per-Se Technologies, Inc. (a)     2,800                  $ 9,975

Personnel Group of America,       900                     7,538
Inc. (a)

Pre-Paid Legal Services, Inc.     600                     19,238
(a)

Precision Response Corp. (a)      100                     881

Premiere Technologies, Inc.       3,716                   24,270
(a)

Profit Recovery Group             1,350                   51,384
International, Inc. (a)

Protection One, Inc. (a)          100                     350

RCM Technologies, Inc. (a)        200                     2,788

Regis Corp.                       1,100                   21,038

RemedyTemp, Inc. Class A (a)      200                     3,275

Renaissance Worldwide, Inc.       2,000                   9,750
(a)

Robert Half International,        2,600                   68,250
Inc. (a)

Romac International, Inc. (a)     1,127                   8,171

Rural/Metro Corp. (a)             500                     3,938

Service Corp. International       8,952                   123,650

ServiceMaster Co.                 11,050                  182,325

Snyder Communications, Inc.       1,900                   38,713
(a)

SOS Staffing Services, Inc.       300                     1,781
(a)

Sotheby's Holdings, Inc.          1,500                   43,688
Class A

Staffmark, Inc. (a)               900                     8,747

Streamline.com, Inc.              5,500                   40,219

Superior Consultant Holdings      1,300                   29,738
Corp. (a)

Teletech Holdings, Inc. (a)       2,100                   23,363

True North Communications         3,500                   115,281

Veterinary Centers of             2,200                   24,475
America, Inc. (a)

Viad Corp.                        2,800                   83,825

Vision Twenty-One, Inc. (a)       3,700                   18,963

Wackenhut Corrections Corp.       200                     3,788

                                                          3,799,000

TOTAL SERVICES                                            6,738,579

TECHNOLOGY - 23.7%

COMMUNICATIONS EQUIPMENT - 3.5%

3Com Corp. (a)                    10,800                  267,975

ACT Networks, Inc. (a)            300                     2,888

ADC Telecommunications, Inc.      3,800                   140,838
(a)

Advanced Fibre                    800                     13,050
Communications, Inc. (a)

Andrew Corp. (a)                  4,700                   82,250

Applied Signal Technology,        100                     925
Inc.

Aspect Telecommunications         1,400                   15,488
Corp. (a)

Brooktrout Technology, Inc.       1,700                   26,775
(a)

C-Phone Corp. (a)                 500                     688

Cabletron Systems, Inc. (a)       5,100                   85,744

Carrier Access Corp. (a)          1,800                   87,300

Centigram Communications          100                     1,050
Corp. (a)

Checkpoint Systems, Inc. (a)      900                     7,650

Ciena Corp. (a)                   3,500                   122,938

Cisco Systems, Inc. (a)           109,936                 7,455,035

Com21, Inc. (a)                   2,100                   37,800

Comdial Corp. (a)                 100                     850

Davox Corp. (a)                   600                     8,363

DSP Communications, Inc. (a)      1,100                   25,850

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Dycom Industries, Inc. (a)        1,800                  $ 55,575

Executone Information             6,000                   21,750
Systems, Inc. (a)

General DataComm Industries       100                     244
(a)

InterVoice, Inc. (a)              1,087                   14,946

Jabil Circuit, Inc. (a)           2,300                   103,069

Lo Jack Corp. (a)                 600                     5,438

Lucent Technologies, Inc.         104,317                 6,682,808

Metricom, Inc. (a)                2,200                   52,800

Natural MicroSystems Corp. (a)    500                     5,938

Network Equipment                 800                     7,000
Technologies, Inc. (a)

Osicom Technologies, Inc. (a)     400                     3,575

P-Com, Inc. (a)                   1,900                   9,144

Pairgain Technologies, Inc.       700                     7,306
(a)

Periphonics Corp. (a)             1,700                   45,900

PictureTel Corp. (a)              1,300                   7,191

Plantronics, Inc. (a)             1,300                   65,813

Symmetricom, Inc. (a)             600                     5,363

Tekelec (a)                       4,300                   69,338

Tellabs, Inc. (a)                 12,788                  761,685

Terayon Communication             1,700                   61,200
Systems, Inc. (a)

Tut Systems, Inc. (a)             2,000                   49,500

Ultrak, Inc. (a)                  100                     700

VTEL Corp. (a)                    1,000                   4,000

Westell Technologies, Inc.        900                     6,806
Class A (a)

Xircom, Inc. (a)                  1,900                   75,644

                                                          16,506,190

COMPUTER SERVICES & SOFTWARE
- 10.7%

24/7 Media, Inc. (a)              2,300                   78,775

4Front Software                   100                     1,219
International, Inc. (a)

A.D.A.M. Software, Inc. (a)       1,800                   20,925

About.com, Inc. (a)               1,100                   33,894

AboveNet Communications, Inc.     2,500                   84,844
(a)

Acceler8 Technology Corp. (a)     200                     350

Acclaim Entertainment, Inc.       1,800                   12,713
(a)

Activision, Inc. (a)              3,300                   47,850

ACTV, Inc. (a)                    2,300                   25,156

Acxiom Corp. (a)                  3,500                   61,469

Adept Technology, Inc. (a)        100                     850

Adobe Systems, Inc.               1,700                   169,363

Advantage Learning Systems,       800                     17,950
Inc. (a)

Advent Software, Inc. (a)         450                     22,106

Affiliated Computer Services,     1,400                   59,850
Inc.  Class A (a)

Affymetrix, Inc. (a)              1,400                   119,875

AHT Corp. (a)                     1,000                   3,625

Allaire Corp. (a)                 1,300                   65,000

AlphaNet Solutions, Inc. (a)      400                     1,875

Alternative Resources Corp.       700                     4,244
(a)

Amazon.com, Inc. (a)              5,300                   659,188

America Online, Inc. (a)          37,350                  3,410,522

American Management Systems,      2,200                   62,975
Inc. (a)



                                 SHARES                  VALUE (NOTE 1)

American Software, Inc. Class     100                    $ 344
A (a)

Ansoft Corp. (a)                  500                     3,531

AppliedTheory Corp. (a)           800                     10,750

Ardent Software, Inc. (a)         800                     19,000

Ariba, Inc.                       1,100                   152,900

ARIS Corp. (a)                    700                     4,222

Aspect Development, Inc. (a)      1,000                   15,688

Aspen Technology, Inc. (a)        900                     7,706

At Home Corp. Series A (a)        10,600                  425,325

At Plan, Inc.                     2,900                   29,725

audiohighway.com (a)              3,100                   33,325

Autodesk, Inc.                    1,600                   36,800

Automatic Data Processing,        23,100                  908,119
Inc.

Autoweb.Com, Inc.                 3,300                   30,422

Avant! Corp. (a)                  1,200                   16,950

AVT Corp. (a)                     300                     8,475

Aware, Inc. (a)                   700                     23,450

Axent Technolgies, Inc. (a)       780                     9,848

Aztec Technology Partners,        10,800                  16,538
Inc. (a)

Banyan Systems, Inc. (a)          600                     4,650

barnesandnoble.com, Inc.          3,300                   56,306
Class A

Base Ten Systems, Inc. Class      200                     106
A (a)

BEA Systems, Inc. (a)             2,200                   53,075

Bell & Howell Co. (a)             900                     30,150

Bell Industries, Inc. (a)         800                     4,350

BindView Development Corp. (a)    1,300                   27,788

Bisys Group, Inc. (The) (a)       2,000                   95,000

Black Box Corp. (a)               1,500                   68,813

BMC Software, Inc. (a)            7,145                   384,490

Bottomline Technologies, Inc.     1,100                   30,525
(a)

Brio Technology, Inc. (a)         700                     9,888

BroadVision, Inc. (a)             700                     69,694

CACI International, Inc.          100                     2,250
Class A (a)

Cadence Design Systems, Inc.      13,452                  183,284
(a)

Cambridge Technology              1,700                   23,269
Partners, Inc. (a)

Careerbuilder, Inc.               3,600                   26,550

CE Software Holdings, Inc. (a)    400                     2,075

Ceridian Corp. (a)                4,200                   117,600

Ciber, Inc. (a)                   4,300                   78,744

Citrix Systems, Inc. (a)          2,500                   142,500

Clarify, Inc. (a)                 700                     30,800

CMGI, Inc. (a)                    3,000                   251,813

CNET, Inc. (a)                    1,900                   71,369

Command Systems, Inc. (a)         1,300                   2,519

Complete Business Solutions,      1,255                   19,374
Inc. (a)

CompuCom Systems, Inc. (a)        200                     725

CompUSA, Inc. (a)                 2,600                   15,763

Computer Associates               17,600                  994,400
International, Inc.

Computer Concepts Corp. (a)       600                     975

Computer Learning Centers,        400                     1,675
Inc. (a)

Computer Sciences Corp. (a)       6,500                   449,719

Compuware Corp. (a)               11,200                  338,100

Concentric Network Corp. (a)      800                     17,550

Concord Communications, Inc.      900                     33,216
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Concur Technologies, Inc. (a)     2,200                  $ 55,000

ConnectInc.com Co. (a)            2,700                   5,484

Corsair Communictions, Inc.       200                     1,013
(a)

CoStar Group, Inc. (a)            1,400                   40,163

Critical Path, Inc.               2,400                   80,400

Crosswalk.com, Inc. (a)           300                     2,325

CSG Systems International,        3,100                   69,944
Inc. (a)

CustomTracks Corp. (a)            500                     19,188

Cybercash, Inc. (a)               800                     7,000

CyberOptics Corp. (a)             100                     1,606

CyberSource Corp.                 2,400                   76,950

Cylink Corp. (a)                  100                     750

DAOU Systems, Inc. (a)            200                     950

Data Broadcasting Corp. (a)       1,000                   7,500

Data Dimensions, Inc. (a)         200                     656

Data Transmission Network         400                     10,200
Corp. (a)

Datastream Systems, Inc. (a)      700                     8,488

Datatec Systems, Inc. (a)         1,300                   4,306

Dendrite International, Inc.      1,500                   62,438
(a)

Diamond Multimedia Systems,       1,400                   6,913
Inc. (a)

Digi International, Inc. (a)      100                     1,138

DocuCorp International, Inc.      20                      124
(a)

Documentum, Inc. (a)              700                     10,588

drkoop.com, Inc.                  3,100                   52,700

DSET Corp. (a)                    400                     4,800

DST Systems, Inc. (a)             3,110                   206,815

Earthlink Network, Inc. (a)       900                     44,100

EarthWeb, Inc. (a)                1,500                   54,750

eBay, Inc.                        3,900                   489,694

Eclipsys Corp. (a)                4,205                   60,710

Edify Corp. (a)                   2,100                   23,888

eFax.com, Inc. (a)                400                     4,050

Electric Lightwave, Inc.          200                     2,575
Class A (a)

Electronic Arts, Inc. (a)         1,700                   116,663

Electronic Data Systems Corp.     15,800                  886,775

Electronics for Imaging, Inc.     1,500                   87,938
(a)

Engineering Animation, Inc.       700                     11,900
(a)

Epicor Software Corp. (a)         438                     1,643

Equifax, Inc.                     7,200                   219,600

ESPS, Inc. (a)                    4,100                   37,413

Exchange Applications, Inc.       1,700                   50,788
(a)

Exodus Communications, Inc.       2,500                   200,938
(a)

First Data Corp.                  13,200                  580,800

Fiserv, Inc. (a)                  6,000                   184,875

FlashNet Communications, Inc.     2,100                   26,775
(a)

Forte Software, Inc. (a)          100                     2,269

Frontline Communications          1,600                   11,200
Corp. (a)

Galileo International, Inc.       4,500                   218,250

General Magic, Inc. (a)           1,100                   2,681

Genesys Telecommunications        2,200                   64,350
Laboratories, Inc. (a)



                                 SHARES                  VALUE (NOTE 1)

Go2Net, Inc. (a)                  800                    $ 52,000

GoTo.com, Inc. (a)                2,800                   101,500

Great Plains Software, Inc.       1,200                   55,875
(a)

GT Interactive Software Corp.     3,000                   8,813
(a)

Harbinger Corp. (a)               950                     11,400

Health Management Systems,        400                     2,000
Inc. (a)

Healtheon Corp. (a)               3,600                   121,725

Henry (Jack) & Associates,        2,000                   65,000
Inc.

HIE, Inc. (a)                     1,800                   3,600

High Speed Access Corp.           3,300                   86,625

HNC Software, Inc. (a)            1,800                   65,475

Hyperion Solutions Corp. (a)      2,195                   33,611

i2 Technologies, Inc. (a)         1,600                   50,800

IDT Corp. (a)                     2,000                   59,250

IDX Systems Corp. (a)             900                     18,225

IMR Global Corp. (a)              950                     16,209

IMS Health, Inc.                  9,100                   251,388

InfoCure Corp. (a)                2,000                   38,500

Infonautics, Inc. (a)             2,000                   12,000

Information Architects Corp.      1,400                   3,019
(a)

Informix Corp. (a)                1,360                   9,903

Infoseek Corp. (a)                1,800                   54,788

InfoSpace.com, Inc. (a)           2,700                   124,369

Inktomi Corp. (a)                 1,400                   158,725

Inprise Corp. (a)                 1,700                   7,172

Inso Corp. (a)                    1,000                   7,031

Intelligroup, Inc. (a)            3,300                   21,038

International Business            62,300                  7,760,244
Machines Corp.

International Integration,        1,400                   32,200
Inc. (a)

International Network             1,650                   87,759
Services (a)

Internet America, Inc. (a)        1,300                   16,088

Internet Capital Group, Inc.      110                     8,250
(a)

InterVU, Inc. (a)                 300                     9,731

Intuit, Inc. (a)                  1,600                   143,300

ISS Group, Inc. (a)               2,500                   61,719

iVillage, Inc. (a)                2,200                   79,888

J.D. Edwards & Co. (a)            3,100                   56,963

JDA Software Group, Inc. (a)      1,300                   11,619

Keane, Inc. (a)                   2,000                   43,375

Latitude Communications, Inc.     800                     11,150
(a)

Launch Media, Inc. (a)            2,600                   32,013

Learn2.com, Inc. (a)              2,100                   6,563

Legato Systems, Inc. (a)          2,400                   103,350

Level 8 Systems, Inc. (a)         200                     2,163

LHS Group, Inc. (a)               1,400                   46,463

Log On America, Inc. (a)          3,000                   58,313

Lycos, Inc. (a)                   2,400                   97,500

Macromedia, Inc. (a)              1,200                   47,550

Manugistics Group, Inc. (a)       900                     11,250

Mapics, Inc. (a)                  700                     6,038

Marimba, Inc. (a)                 2,300                   63,106

Mentor Graphics Corp. (a)         2,800                   25,113

Mercury Interactive Corp. (a)     2,100                   100,275

Meta Group, Inc. (a)              2,450                   39,813

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

MetaCreations Corp. (a)           100                    $ 625

MicroAge, Inc. (a)                700                     2,209

Micromuse, Inc. (a)               400                     22,850

Microsoft Corp. (a)               176,400                 16,327,752

MicroStrategy, Inc. Class A       1,200                   47,700
(a)

Midway Games, Inc. (a)            239                     3,137

Momentum Business                 52                      400
Applications Inc (a)

Multex.com, Inc. (a)              1,200                   19,950

National Computer Systems,        2,300                   89,700
Inc.

National Data Corp.               1,000                   38,250

National Instrument Corp. (a)     3,150                   94,303

Navidec, Inc. (a)                 900                     9,563

NCR Corp. (a)                     2,800                   122,500

NEON Systems, Inc. (a)            900                     29,588

Net Perceptions, Inc. (a)         2,200                   36,300

Netegrity, Inc. (a)               800                     17,800

NetGravity, Inc. (a)              1,900                   51,300

NetObjects, Inc. (a)              5,200                   27,950

NetSpeak Corp.                    300                     3,788

Network Peripherals, Inc. (a)     1,400                   27,650

Network Solutions, Inc. Class     200                     11,525
A (a)

Networks Associates, Inc. (a)     3,761                   63,467

New Era of Networks, Inc. (a)     900                     15,075

Novell, Inc. (a)                  9,600                   227,400

Oak Technology, Inc. (a)          7,200                   34,200

Object Design, Inc. (a)           500                     1,422

Omega Research, Inc. (a)          1,200                   7,425

OneMain.com, Inc. (a)             2,500                   41,875

OneSource Information             3,500                   28,219
Services, Inc. (a)

OnHealth Network Co. (a)          1,100                   7,425

ONYX Software Corp. (a)           1,600                   25,800

Open Market, Inc. (a)             1,100                   13,338

Oracle Corp. (a)                  48,650                  1,775,725

Parametric Technology Corp.       7,700                   107,800
(a)

Paychex, Inc.                     7,050                   207,534

pcOrder.com, Inc. (a)             1,100                   35,269

Peerless Systems Corp. (a)        200                     2,875

Pegasus Systems, Inc. (a)         700                     25,288

Pegasystems, Inc. (a)             100                     838

PeopleSoft, Inc.                  8,000                   113,000

Peregrine Systems, Inc. (a)       2,800                   92,400

Peritus Software Services,        900                     197
Inc. (a)

Pharmacopeia, Inc. (a)            100                     1,225

Phone.com, Inc.                   1,700                   200,813

Pilot Network Services, Inc.      3,700                   31,219
(a)

Policy Management Systems         1,700                   51,956
Corp. (a)

Polycom, Inc. (a)                 1,700                   62,156

Portal Software, Inc. (a)         1,700                   80,006

Priceline.Com, Inc. (a)           4,300                   292,938

Prodigy Communications Corp.      1,800                   33,413
(a)

Progress Software Corp. (a)       1,600                   49,000



                                 SHARES                  VALUE (NOTE 1)

Proxicom, Inc. (a)                2,400                  $ 109,200

PSINet, Inc. (a)                  1,600                   76,600

QRS Corp. (a)                     1,050                   50,531

Quadramed Corp. (a)               1,300                   11,578

Rainbow Technologies, Inc. (a)    150                     1,800

Rare Medium Group, Inc. (a)       2,300                   21,850

Rational Software Corp. (a)       2,500                   67,656

Razorfish, Inc. (a)               1,700                   47,600

RealNetworks, Inc. (a)            2,200                   179,850

Redback Networks, Inc.            1,100                   118,250

Remedy Corp. (a)                  1,500                   36,750

Sabre Group Holdings, Inc.        1,700                   95,200
Class A (a)

Sagent Technology, Inc. (a)       5,000                   56,875

Sanchez Computer Associates,      1,300                   58,175
Inc. (a)

Sapient Corp. (a)                 700                     51,100

Secure Computing Corp. (a)        900                     2,700

Security Dynamics                 3,100                   73,238
Technologies, Inc. (a)

Security First Technologies       1,300                   48,100
Corp. (a)

SEI Investments Co.               500                     45,969

Shared Medical Systems Corp.      700                     39,331

Siebel Systems, Inc. (a)          2,645                   181,678

Silknet Software, Inc. (a)        1,400                   47,425

Software.com, Inc.                2,800                   127,225

Sportsline USA, Inc. (a)          600                     14,475

SPR, Inc. (a)                     300                     1,313

SPSS, Inc. (a)                    100                     2,369

Spyglass, Inc. (a)                700                     8,313

Stac Software, Inc.               25                      119

Sterling Software, Inc. (a)       2,600                   52,325

Structural Dynamics Research      1,100                   17,738
Corp. (a)

Summit Design, Inc. (a)           1,600                   4,750

SunGard Data Systems, Inc. (a)    5,968                   149,200

Sybase, Inc. (a)                  2,700                   33,750

Sykes Enterprises, Inc. (a)       1,300                   31,200

Symantec Corp. (a)                1,700                   51,000

Synopsys, Inc. (a)                3,165                   177,042

Syntel, Inc. (a)                  1,400                   13,081

Systems & Computer Technology     900                     13,163
Corp. (a)

TCSI Corp. (a)                    2,000                   3,250

Technology Solutions, Inc. (a)    1,850                   22,200

Telescan, Inc. (a)                1,100                   16,088

Telesciences, Inc. (a)            2,300                   2,013

theglobe.com, Inc. (a)            700                     7,700

TheStreet.Com, Inc. (a)           2,000                   35,250

THINK New Ideas, Inc. (a)         200                     2,450

ThrustMaster, Inc. (a)            1,000                   16,125

Tier Technologies, Inc. (a)       3,500                   26,250

Timberline Software Corp.         266                     4,323

Titan Corp. (a)                   4,600                   46,863

Total System Services, Inc.       3,200                   49,600

Transaction Systems               2,800                   82,425
Architects, Inc.  Class A (a)

TSI International Software        2,000                   38,000
Ltd. (a)

TSR, Inc. (a)                     100                     850

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Unicomp, Inc. (a)                 500                    $ 2,125

Unify Corp. (a)                   1,200                   15,600

Unisys Corp. (a)                  8,200                   352,600

Usinternetworking, Inc. (a)       2,200                   33,000

USWEB Corp. (a)                   2,250                   43,875

Vantive Corp. (a)                 900                     7,481

Verio, Inc. (a)                   2,000                   74,375

VeriSign, Inc. (a)                1,400                   151,638

Veritas Software Corp. (a)        5,000                   296,250

Verity, Inc. (a)                  400                     19,500

Vertel Corp. (a)                  100                     234

VerticalNet, Inc. (a)             2,600                   89,700

Viasoft, Inc. (a)                 1,400                   11,988

Vignette Corp. (a)                1,700                   115,281

Visio Corp. (a)                   2,500                   70,625

Visual Networks, Inc. (a)         1,500                   62,250

Walker Interactive Systems,       400                     1,100
Inc. (a)

Wave Systems Corp. Class A (a)    800                     7,750

Wavo Corp. (a)                    1,300                   5,200

WebTrends Corp. (a)               1,900                   58,425

Whittman-Hart, Inc. (a)           3,200                   84,200

Wind River Systems, Inc. (a)      3,950                   62,953

WorldGate Communications,         1,900                   54,744
Inc. (a)

Xybernaut Corp. (a)               800                     1,150

Yahoo!, Inc. (a)                  8,567                   1,263,633

Zitel Corp. (a)                   200                     313

                                                          50,852,776

COMPUTERS & OFFICE EQUIPMENT
- 4.2%

Adaptec, Inc. (a)                 3,100                   120,900

Advanced Digital Information      2,000                   64,500
Corp. (a)

Alpha Microsystems (a)            500                     1,391

Ancor Communications, Inc. (a)    1,500                   39,750

Apex, Inc. (a)                    2,800                   92,925

Apple Computer, Inc. (a)          6,300                   411,075

Applied Digital Solutions,        200                     363
Inc. (a)

Applied Magnetics Corp. (a)       200                     188

Auspex Systems, Inc. (a)          800                     8,850

CDW Computer Centers, Inc. (a)    1,300                   57,688

CHS Electronics, Inc. (a)         1,900                   4,513

Comdisco, Inc.                    4,300                   90,569

Compaq Computer Corp.             57,261                  1,327,739

Computer Network Technology       800                     12,650
Corp. (a)

Comverse Technology, Inc. (a)     2,847                   222,066

Concurrent Computer Corp. (a)     3,700                   26,709

Copper Mountain Networks,         1,200                   140,400
Inc.

Cybex Corp. (a)                   1,600                   43,800

Data General Corp. (a)            900                     16,594

Dell Computer Corp. (a)           87,000                  4,246,688

Diebold, Inc.                     3,300                   87,863

Digital Lightwave, Inc. (a)       200                     1,388

Digital River, Inc. (a)           2,600                   62,563



                                 SHARES                  VALUE (NOTE 1)

Dot Hill Systems Corp. (a)        300                    $ 1,688

Echelon Corp. (a)                 3,100                   22,281

EMC Corp. (a)                     34,200                  2,052,000

Emulex Corp. (a)                  400                     27,575

Encad, Inc. (a)                   300                     2,063

Exabyte Corp. (a)                 100                     375

Extreme Networks, Inc. (a)        1,400                   89,513

FileNET Corp. (a)                 1,000                   10,375

FOCUS Enhancements, Inc. (a)      100                     100

FVC.com, Inc. (a)                 1,000                   8,750

Gateway, Inc. (a)                 4,900                   474,994

Genicom Corp. (a)                 100                     106

Globix Corp. (a)                  300                     14,419

Hauppauge Digital, Inc. (a)       1,200                   32,175

Hewlett-Packard Co.               34,552                  3,640,917

HMT Technology Corp. (a)          1,200                   4,350

Hutchinson Technology, Inc.       1,600                   43,200
(a)

Imaging Technologies Corp. (a)    3,700                   1,503

Inacom Corp. (a)                  1,400                   13,650

Ingram Micro, Inc. Class A (a)    3,800                   95,950

Insight Enterprises, Inc. (a)     2,450                   74,113

Intergraph Corp. (a)              1,500                   8,344

Interphase Corp. (a)              1,700                   35,700

Intraware, Inc. (a)               1,200                   21,600

Iomega Corp. (a)                  8,100                   27,338

Itron, Inc. (a)                   600                     4,050

Komag, Inc. (a)                   1,500                   4,781

Kronos, Inc. (a)                  1,400                   70,219

Lexmark International Group,      4,900                   385,875
Inc.  Class A (a)

Micron Electronics, Inc. (a)      1,900                   18,406

MICROS Systems, Inc. (a)          600                     20,250

MMC Networks, Inc. (a)            1,600                   49,400

MRV Communications, Inc. (a)      800                     14,750

MTI Technology Corp. (a)          2,100                   46,856

Netopia, Inc. (a)                 400                     11,050

Network Appliance, Inc. (a)       3,000                   197,063

ObjectSoft Corp. (a)              3,500                   3,063

Performance Technologies,         1,400                   45,238
Inc. (a)

Pitney Bowes, Inc.                10,600                  625,400

Planar Systems, Inc. (a)          600                     3,938

Pomeroy Computer Resources,       200                     2,663
Inc. (a)

Programmer's Paradise, Inc.       1,200                   11,400
(a)

Proxim, Inc. (a)                  300                     14,625

Quantum Corp.:

DLT & Storage Systems (a)         3,826                   70,064

Hard Disk Drive (a)               9,413                   67,068

Radisys Corp. (a)                 200                     7,700

Read-Rite Corp. (a)               1,000                   5,625

Safeguard Scientifics, Inc.       900                     60,525
(a)

SanDisk Corp. (a)                 1,300                   109,688

Scan-Optics, Inc. (a)             300                     919

ScanSource, Inc. (a)              2,200                   65,175

SCI Systems, Inc. (a)             2,000                   99,625

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

SCM Microsystems, Inc. (a)        600                    $ 25,200

Seagate Technology, Inc. (a)      7,000                   232,313

SED International Holdings,       100                     263
Inc. (a)

Sequent Computer Systems,         3,800                   66,975
Inc. (a)

Silicon Graphics, Inc. (a)        5,400                   61,763

Splash Technology Holdings,       500                     3,125
Inc. (a)

Sun Microsystems, Inc. (a)        26,100                  2,074,950

Symbol Technologies, Inc.         2,650                   92,253

Syquest Technology, Inc. (a)      1,100                   33

Take-Two Interactive              1,700                   15,459
Software, Inc. (a)

Tech Data Corp. (a)               2,600                   96,363

Telxon Corp.                      1,200                   10,050

Tidel Technologies, Inc. (a)      600                     1,163

Trident Microsystems, Inc. (a)    500                     4,563

UniView Technologies Corp. (a)    6,700                   9,213

UNOVA, Inc. (a)                   300                     4,519

Western Digital Corp. (a)         15,800                  96,775

Xerox Corp.                       24,100                  1,150,775

Zebra Technologies Corp. (a)      180                     8,460

Zebra Technologies Corp.          2,000                   94,000
Class A (a)

                                                          19,847,882

ELECTRONIC INSTRUMENTS - 0.5%

Anadigics, Inc. (a)               500                     17,875

Analogic Corp.                    400                     13,400

Applied Materials, Inc. (a)       12,200                  866,963

Barringer Technologies, Inc.      300                     1,678
(a)

Beckman Coulter, Inc.             2,500                   118,438

Cerprobe Corp. (a)                100                     669

Cholestech Corp. (a)              100                     588

Chromatics Color Sciences         500                     3,969
International, Inc. (a)

Cohu, Inc.                        300                     12,825

Credence Systems Corp. (a)        600                     25,800

Electro Scientific                400                     16,000
Industries, Inc. (a)

Helix Technology, Inc.            200                     5,650

KLA-Tencor Corp. (a)              3,300                   207,281

Kulicke & Soffa Industries,       700                     14,394
Inc. (a)

LAM Research Corp. (a)            1,100                   62,081

LTX Corp. (a)                     3,800                   49,400

Optical Coating Laboratories,     800                     61,400
Inc.

PE Corp. (Biosystems Group)       3,338                   229,696

Reliability, Inc. (a)             100                     375

Sawtek, Inc. (a)                  1,200                   39,675

Silicon Valley Group, Inc. (a)    600                     7,125

Smart Modular Technologies,       2,900                   60,356
Inc. (a)

Tektronix, Inc.                   1,200                   39,900

Teradyne, Inc. (a)                2,400                   163,350

Thermo Electron Corp. (a)         4,600                   73,025

Thermo Instrument Systems,        800                     8,900
Inc. (a)

Trimble Navigation Ltd. (a)       700                     7,919

Varian, Inc. (a)                  1,500                   23,813



                                 SHARES                  VALUE (NOTE 1)

Waters Corp. (a)                  2,400                  $ 158,250

Zygo Corp. (a)                    200                     2,150

                                                          2,292,945

ELECTRONICS - 4.6%

3Dfx Interactive, Inc. (a)        1,992                   22,161

8X8, Inc. (a)                     1,100                   4,469

Aavid Thermal Technologies,       300                     6,825
Inc. (a)

Act Manufacturing, Inc. (a)       100                     2,044

Actel Corp. (a)                   1,500                   23,531

Advanced Micro Devices, Inc.      4,200                   86,888
(a)

Alliance Semiconductor Corp.      4,000                   44,750
(a)

Alpine Group, Inc. (a)            600                     9,825

Altera Corp. (a)                  5,900                   248,538

American Xtal Technology,         1,500                   37,313
Inc. (a)

Amkor Technology, Inc. (a)        6,900                   121,613

Analog Devices, Inc. (a)          4,600                   236,900

Anaren Microwave, Inc. (a)        100                     2,688

Applied Micro Circuits Corp.      1,100                   101,475
(a)

Arrow Electronics, Inc. (a)       2,800                   55,650

Artesyn Technologies, Inc. (a)    2,400                   52,650

Atmel Corp. (a)                   2,900                   114,006

Avnet, Inc.                       2,300                   101,775

AVX Corp.                         2,000                   59,875

Bel Fuse, Inc. Class A (a)        100                     3,363

Brightpoint, Inc. (a)             1,500                   5,297

Broadcom Corp. Class A (a)        1,500                   193,125

Burr-Brown Corp. (a)              1,000                   38,125

C-Cube Microsystems, Inc. (a)     1,400                   38,938

Cidco, Inc. (a)                   700                     9,713

Cirrus Logic, Inc. (a)            1,300                   14,544

Conexant Systems, Inc.            3,950                   283,906

Cree Research, Inc. (a)           800                     27,050

CTS Corp.                         2,400                   114,300

Cypress Semiconductor Corp.       5,300                   122,563
(a)

Dallas Semiconductor Corp.        1,800                   90,900

Digital Microwave Corp. (a)       1,715                   23,474

DII Group, Inc. (a)               1,900                   67,331

E Tek Dynamics, Inc. (a)          2,800                   158,725

Electroglas, Inc. (a)             600                     11,550

ESS Technology, Inc. (a)          1,300                   16,413

Etec Systems, Inc. (a)            1,600                   70,400

Exar Corp. (a)                    100                     3,650

Gatefield Corp. (a)               20                      129

General Semiconductor, Inc.       800                     7,850
(a)

GlobeSpan, Inc. (a)               1,500                   90,750

Hadco Corp. (a)                   400                     16,625

Harmonic, Inc. (a)                900                     113,400

hi/fn, Inc.                       925                     111,636

Innovex, Inc.                     600                     8,325

Integrated Device Technology,     2,700                   52,650
Inc. (a)

Integrated Silicon Solution       100                     1,081
(a)

Intel Corp.                       114,489                 9,409,565

International Rectifier Corp.     1,600                   25,800
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

JDS Uniphase Corp. (a)            2,400                  $ 254,550

KEMET Corp. (a)                   1,100                   28,394

Kent Electronics Corp. (a)        900                     15,244

Lattice Semiconductor Corp.       1,400                   86,275
(a)

Linear Technology Corp.           5,100                   320,981

LSI Logic Corp. (a)               4,207                   238,747

Maker Communications, Inc.        1,600                   37,800

Marshall Industries (a)           500                     18,344

Maxim Integrated Products,        11,300                  760,631
Inc. (a)

Methode Electronics, Inc.         1,100                   19,800
Class A

Micrel, Inc. (a)                  600                     45,975

Micro Linear Corp. (a)            100                     500

Microchip Technology, Inc. (a)    1,400                   76,650

Micron Technology, Inc. (a)       8,200                   611,413

Microsemi Corp. (a)               100                     725

MIPS Technologies, Inc. (a)       1,800                   61,650

Molex, Inc.                       3,850                   123,441

Motorola, Inc.                    20,200                  1,863,450

National Semiconductor Corp.      4,900                   138,119
(a)

NeoMagic Corp. (a)                1,000                   8,125

NVIDIA Corp. (a)                  3,300                   92,813

Photronics, Inc. (a)              700                     16,713

Pioneer Standard Electronics,     1,300                   18,363
Inc.

Power Integrations, Inc. (a)      900                     61,144

QLogic Corp. (a)                  1,800                   156,713

Rambus, Inc. (a)                  1,100                   106,700

Reptron Electronics, Inc. (a)     100                     466

RF Micro Devices, Inc. (a)        3,400                   149,388

S3, Inc. (a)                      4,500                   45,000

Sanmina Corp. (a)                 1,618                   121,350

SDL, Inc. (a)                     1,500                   122,813

Semtech Corp. (a)                 1,000                   70,063

Sipex Corp. (a)                   1,500                   26,531

Solectron Corp. (a)               8,500                   665,125

Standard Microsystems Corp.       500                     4,125
(a)

Sterling Commerce, Inc. (a)       2,800                   53,550

Storage Technology Corp. (a)      4,100                   86,100

Telcom Semiconductor, Inc. (a)    700                     9,538

Texas Instruments, Inc.           26,500                  2,174,656

Transwitch Corp. (a)              1,350                   67,078

Triquint Semiconductor, Inc.      1,200                   63,450
(a)

Videoserver, Inc. (a)             200                     1,600

Vishay Intertechnology, Inc.      4,412                   94,582
(a)

Vitesse Semiconductor Corp.       2,100                   142,800
(a)

World Access, Inc. (a)            3,634                   45,198

Xilinx, Inc. (a)                  4,400                   307,725

Zoran Corp. (a)                   400                     13,300

                                                          21,891,852

PHOTOGRAPHIC EQUIPMENT - 0.2%

Eastman Kodak Co.                 12,100                  888,594

Imation Corp. (a)                 2,700                   76,106



                                 SHARES                  VALUE (NOTE 1)

In Focus Systems, Inc. (a)        2,600                  $ 41,600

Polaroid Corp.                    3,700                   100,363

                                                          1,106,663

TOTAL TECHNOLOGY                                          112,498,308

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.3%

AHI Services, Inc. (a)            600                     17,475

AirTran Holdings, Inc. (a)        1,900                   10,509

Alaska Air Group, Inc. (a)        2,500                   108,125

America West Holding Corp.        2,200                   42,900
Class B (a)

AMR Corp. (a)                     5,200                   304,850

Atlantic Coast Airlines           2,500                   49,688
Holdings (a)

Atlas Air, Inc. (a)               950                     25,888

Cheap Tickets, Inc. (a)           1,700                   62,900

Comair Holdings, Inc.             4,725                   99,816

Continental Airlines, Inc.        1,800                   73,463
Class B (a)

Delta Air Lines, Inc.             5,800                   294,713

Great Lakes Aviation Ltd. (a)     200                     550

Mesa Air Group, Inc. (a)          200                     1,375

Midway Airlines Corp. (a)         100                     700

Midwest Express Holdings,         400                     10,800
Inc. (a)

Navigant International, Inc.      700                     5,513
(a)

Northwest Airlines Corp.          2,300                   67,850
Class A (a)

Preview Travel, Inc. (a)          400                     6,650

SkyWest, Inc.                     1,500                   30,188

Southwest Airlines Co.            14,062                  234,660

Transportation World              2,700                   10,631
Airlines, Inc. (a)

Travel Services                   1,000                   12,938
International, Inc. (a)

UAL Corp. (a)                     2,800                   181,475

US Airways Group, Inc. (a)        1,900                   58,544

                                                          1,712,201

RAILROADS - 0.4%

ABC Rail Products Corp. (a)       100                     1,419

Burlington Northern Santa Fe      18,600                  539,400
Corp.

CSX Corp.                         6,200                   270,863

Norfolk Southern Corp.            14,300                  374,481

Transportation Technologies       200                     3,100
Industries, Inc. (a)

Trinity Industries, Inc.          2,800                   87,850

Union Pacific Corp.               8,300                   404,106

Wisconsin Central                 3,800                   60,563
Transportation Corp. (a)

                                                          1,741,782

SHIPPING - 0.0%

Alexander & Baldwin, Inc.         1,300                   31,444

Hvide Marine, Inc. (a)            300                     159

Marine Transport Corp. (a)        10                      35

OMI Corp. (a)                     100                     206

Trico Marine Services, Inc.       600                     4,800
(a)

                                                          36,644

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

TRUCKING & FREIGHT - 0.2%

Air Express International         2,200                  $ 53,763
Corp.

Airborne Freight Corp.            1,500                   37,781

American Freightways Corp. (a)    300                     6,300

Arkansas Best Corp. (a)           300                     3,750

Asche Transportation              500                     2,063
Services, Inc. (a)

C.H. Robinson Worldwide, Inc.     3,000                   94,500

CNF Transportation, Inc.          1,400                   54,513

Consolidated Freightways          800                     8,650
Corp. (a)

Eagle USA Airfreight, Inc. (a)    1,200                   33,600

Expeditors International of       2,600                   84,013
Washington, Inc.

FDX Corp. (a)                     8,460                   359,021

Fritz Companies, Inc. (a)         1,000                   11,375

Hunt (J.B.) Transport             1,200                   17,775
Services, Inc.

Landstar System, Inc. (a)         300                     11,100

M.S. Carriers, Inc. (a)           400                     11,400

Roadway Express, Inc.             500                     10,531

Swift Transportation Co.,         1,850                   38,503
Inc. (a)

US Xpress Enterprises, Inc.       600                     6,375
(a)

USFreightways Corp.               2,200                   106,700

Werner Enterprises, Inc.          1,400                   29,619

XTRA Corp. (a)                    300                     13,594

Yellow Corp. (a)                  700                     11,113

                                                          1,006,039

TOTAL TRANSPORTATION                                      4,496,666

UTILITIES - 10.6%

CELLULAR - 0.8%

Advanced Radio Telecom Corp.      200                     2,188
(a)

Aerial Communications, Inc.       1,000                   15,750
(a)

ALLTEL Corp.                      11,565                  782,083

Associated Group, Inc. Class      1,500                   84,188
A (a)

Cellnet Data Systems, Inc. (a)    400                     2,788

CoreComm Ltd. (a)                 300                     15,375

Geotek Communications, Inc.       1,200                   22
(a)

LCC International, Inc. (a)       200                     1,550

Nextel Communications, Inc.       9,300                   537,656
Class A (a)

Paging Network, Inc. (a)          3,500                   10,828

Powertel, Inc. (a)                1,700                   62,900

Price Communications Corp.        3,465                   71,249

QUALCOMM, Inc.                    5,000                   960,938

SkyTel Communications, Inc.       3,800                   75,288
(a)

Sprint Corp. Series 1 (PCS        14,200                  848,450
Group)

Telephone & Data Systems,         2,200                   153,175
Inc.

United States Cellular Corp.      2,100                   118,256
(a)

VoiceStream Wireless Corp. (a)    2,800                   115,500

Western Wireless Corp. Class A    2,500                   96,719

                                                          3,954,903

ELECTRIC UTILITY - 2.5%

AES Corp. (a)                     7,600                   461,225



                                 SHARES                  VALUE (NOTE 1)

Allegheny Energy, Inc.            4,000                  $ 135,000

Alliant Energy Corp.              5,200                   150,475

Ameren Corp.                      3,300                   132,206

American Electric Power Co.,      9,400                   341,338
Inc.

Avista Corp.                      7,200                   124,200

Bangor Hydro-Electric Co.         200                     3,288

BEC Energy                        1,400                   60,463

Black Hills Corp.                 400                     9,900

Calpine Corp. (a)                 1,200                   108,750

Carolina Power & Light Co.        2,700                   98,213

Central & South West Corp.        11,000                  248,875

Cinergy Corp.                     4,900                   148,838

Citizens Utilities Co. Class B    11,725                  128,975

CMP Group, Inc.                   3,900                   103,594

CMS Energy Corp.                  3,400                   134,513

Conectiv, Inc.                    6,750                   144,703

Consolidated Edison, Inc.         6,700                   294,800

Constellation Energy Corp.        4,400                   130,350

Dominion Resources, Inc.          8,600                   397,750

DPL, Inc.                         9,350                   177,066

DQE, Inc.                         2,200                   85,113

DTE Energy Co.                    4,100                   161,694

Duke Energy Corp.                 14,300                  822,250

Eastern Utilities Associates      1,700                   50,894

Edison International              10,200                  258,825

Energy East Corp.                 5,900                   147,500

Entergy Corp.                     10,000                  298,125

FirstEnergy Corp.                 6,857                   195,853

Florida Progress Corp.            5,900                   276,563

FPL Group, Inc.                   7,400                   399,600

GPU, Inc.                         3,700                   126,263

Illinova Corp.                    4,600                   146,625

IPALCO Enterprises, Inc.          2,600                   54,438

Kansas City Power & Light Co.     1,700                   40,906

KTI, Inc. (a)                     300                     2,438

LG&E Energy Corp.                 3,800                   87,400

MidAmerican Energy Holdings       1,800                   51,525
Co. (a)

Minnesota Power, Inc.             2,800                   49,875

Montana Power Co.                 3,900                   120,656

New Century Energies, Inc.        5,300                   191,463

New England Electric System       1,800                   93,938

Niagara Mohawk Holdings, Inc.     5,700                   86,213
(a)

NiSource, Inc.                    4,000                   95,000

Northeast Utilities (a)           11,900                  208,994

Northern States Power Co.         4,400                   103,675

Northwestern Corp.                400                     9,900

OGE Energy Corp.                  2,400                   56,400

PacifiCorp                        12,900                  263,644

PECO Energy Co.                   6,400                   260,000

PG&E Corp.                        15,000                  454,688

Pinnacle West Capital Corp.       2,900                   110,200

Potomac Electric Power Co.        3,300                   87,450

PP&L Resources, Inc.              4,510                   126,280

Public Service Co. of New         6,300                   118,519
Mexico

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Public Service Enterprise         6,300                  $ 258,300
Group, Inc.

Puget Sound Power & Light Co.     2,500                   59,219

Reliant Energy, Inc.              7,100                   196,581

SCANA Corp.                       3,100                   77,500

Sierra Pacific Resources          1,253                   30,542

Southern Co.                      27,500                  744,219

TECO Energy, Inc.                 4,000                   84,000

Texas Utilities Co.               12,000                  485,250

Unicom Corp.                      9,200                   355,350

Utilicorp United, Inc.            2,700                   62,606

Wisconsin Energy Corp.            3,400                   83,088

                                                          11,614,084

GAS - 0.9%

AGL Resources, Inc.               200                     3,613

Columbia Energy Group             3,800                   224,438

Consolidated Natural Gas Co.      4,500                   286,594

Contour Energy Co. (a)            660                     1,114

CTG Resources, Inc.               300                     10,744

Dynegy, Inc.                      4,400                   103,400

Eastern Enterprises Co.           2,600                   116,838

El Paso Energy Corp.              3,400                   124,313

Energen Corp.                     900                     16,988

Enron Corp.                       22,600                  946,375

Equitable Resources, Inc.         2,100                   77,175

K N Energy, Inc.                  5,900                   120,213

KeySpan Corp.                     6,792                   200,364

MCN Energy Group, Inc.            3,000                   53,625

Midcoast Energy Resources,        3,100                   54,638
Inc.

National Fuel Gas Co.             500                     23,531

NICOR, Inc.                       1,500                   58,031

Northwest Natural Gas Co.         3,400                   85,000

Ocean Energy, Inc. (a)            4,728                   47,871

ONEOK, Inc.                       1,200                   37,275

Questar Corp.                     7,500                   141,563

Sempra Energy                     11,102                  247,713

Sonat, Inc.                       3,200                   115,600

Southwest Gas Corp.               500                     13,938

Southwestern Energy Co.           800                     7,150

UGI Corp.                         4,300                   98,631

Washington Gas Light Co.          1,300                   34,694

Western Resources, Inc.           2,000                   47,750

WICOR, Inc.                       4,000                   117,000

Williams Companies, Inc.          13,399                  552,709

Yankee Energy System, Inc.        1,800                   73,800

                                                          4,042,688

TELEPHONE SERVICES - 6.4%

Allegiance Telecom, Inc. (a)      3,000                   180,375

Ameritech Corp.                   38,500                  2,430,313



                                 SHARES                  VALUE (NOTE 1)

AT&T Corp.                        108,725                $ 4,892,625

Bell Atlantic Corp.               52,300                  3,203,375

BellSouth Corp.                   66,100                  2,991,025

Caprock Communications Corp.      1,900                   46,788
(a)

CenturyTel, Inc.                  6,275                   246,686

Cincinnati Bell, Inc.             3,900                   72,150

Commonwealth Telephone            500                     21,313
Enterprises, Inc. (a)

COMSAT Corp. Series 1             1,500                   52,125

Covad Communications Group,       1,650                   76,106
Inc.

CTC Communications Corp. (a)      1,400                   21,088

Destia Communications, Inc.       3,800                   60,800

e.spire Communications, Inc.      1,400                   11,200
(a)

Frontier Corp.                    4,900                   205,494

Global TeleSystems Group,         6,400                   206,800
Inc. (a)

GST Telecommunications, Inc.      4,000                   55,000
(a)

GTE Corp.                         34,300                  2,353,838

Hyperion Telecommunications,      900                     16,931
Inc.  Class A (a)

ICG Communications, Inc. (a)      1,500                   31,125

Intermedia Communications,        3,600                   93,600
Inc. (a)

ITC DeltaCom, Inc. (a)            1,600                   42,200

IXC Communications, Inc. (a)      1,000                   35,125

Level 3 Communications, Inc.      11,200                  669,200
(a)

Mastech Corp. (a)                 3,500                   60,594

MCI WorldCom, Inc. (a)            63,642                  4,820,882

McLeodUSA, Inc. Class A (a)       5,800                   193,575

Metromedia Fiber Network,         4,400                   129,525
Inc.  Class A (a)

MGC Communications, Inc. (a)      600                     13,800

NetMoves Corp. (a)                1,300                   8,450

Network Access Solutions          6,600                   94,050
Corp. (a)

NEXTLINK Communications, Inc.     1,800                   90,675
 Class A (a)

NorthEast Optic Network, Inc.     2,600                   93,600
(a)

Pacific Gateway Exchange,         1,800                   36,675
Inc. (a)

Primus Telecommunications         961                     22,584
Group, Inc. (a)

Qwest Communications              23,740                  682,525
International, Inc. (a)

RCN Corp. (a)                     2,700                   113,400

Rhythms NetConnections, Inc.      2,000                   76,500
(a)

SBC Communications, Inc.          66,105                  3,173,040

Source Media, Inc. (a)            400                     3,287

Sprint Corp. (FON Group)          30,300                  1,344,563

STAR Telecommunications, Inc.     1,905                   10,954
(a)

TALK.com, Inc. (a)                3,800                   39,188

TALK.com, Inc. rights 2/28/00     85                      0
(a)

Teligent, Inc. Class A (a)        900                     56,756

Time Warner Telecom, Inc.         2,400                   64,800

Transaction Network Services,     1,500                   65,813
Inc. (a)

U.S. WEST, Inc.                   18,979                  991,653

U.S. LEC Corp. Class A (a)        400                     13,000

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Viatel, Inc. (a)                  700                    $ 27,081

WinStar Communications, Inc.      1,300                   66,056
(a)

                                                          30,308,308

WATER - 0.0%

American Water Works, Inc.        2,300                   66,988

United Water Resources, Inc.      3,900                   130,650

                                                          197,638

TOTAL UTILITIES                                           50,117,621

TOTAL COMMON STOCKS                                       465,260,691
(Cost $438,497,053)

PREFERRED STOCKS - 0.0%



CONVERTIBLE PREFERRED STOCKS
- 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Kimco Realty Corp. Series D       36                      871
$1.875

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Automatic Common Exchange         1,800                   24,750
Security Trust II (Republic
Industries, Inc.)  $1.55
TRACES

TOTAL CONVERTIBLE PREFERRED                               25,621
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Price Enterprises, Inc.           100                     1,488
Series A $1.40

TOTAL PREFERRED STOCKS                                    27,109
(Cost $28,902)

U.S. TREASURY OBLIGATIONS -
3.2%

                                       PRINCIPAL AMOUNT

U.S. Treasury Bills, yield at          $ 15,436,000           15,289,052
date of purchase 4.55% to
4.86% 9/9/99 to 12/9/99 (c)
(Cost $15,290,205)

CASH EQUIVALENTS - 3.0%

                              SHARES                      VALUE (NOTE 1)

Bankers Trust Institutional    14,416,762                 $ 14,416,762
Daily Asset Fund, 5.28% (b)
(Cost $14,416,762)

TOTAL INVESTMENT PORTFOLIO -                              494,993,614
104.2%  (Cost $468,232,922)

NET OTHER ASSETS - (4.2%)                                 (19,990,542)

NET ASSETS - 100%                                        $ 475,003,072


FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/(LOSS)

PURCHASED

28 S&P 500 Stock  Index  Sept. 1999           $ 9,238,600                 $ 67,232
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
1.9%

SECURITY TYPE ABBREVIATIONS

TRACES  -  Trust Automatic Common
           Exchange Securities

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized daily yield of the fund at period end.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,235,000.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $277,714,115 and $26,628,567, respectively.

The market value of futures contracts opened and closed during the period amounted to $255,467,080 and $256,379,047, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers Trust. The commissions paid to these affiliated firms were $5,753 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $13,937,536. The fund received cash collateral of $14,416,762 which was invested in the Bankers Trust Institutional Daily Asset Fund. The fund also received non-cash collateral of $55,954 which represents U.S. Treasury obligations.

INCOME TAX INFORMATION

At August 31, 1999, the aggregate cost of investment securities for income tax purposes was $469,310,031. Net unrealized appreciation aggregated $25,683,583, of which $58,435,962 related to appreciated investment securities and $32,752,379 related to depreciated investment securities.

SPARTAN TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                 AUGUST 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 494,993,614
value  (cost $468,232,922) -
 See accompanying schedule

Cash                                          245

Receivable for investments                    244,209
sold

Receivable for fund shares                    2,593,989
sold

Dividends receivable                          507,737

Interest receivable                           7,297

Receivable from investment                    14,922
adviser for expense
reductions

 TOTAL ASSETS                                 498,362,013

LIABILITIES

Payable for investments         $ 7,946,950
purchased

Payable for fund shares          809,314
redeemed

Payable for daily variation      39,418
on  futures contracts

Other payables and  accrued      146,497
expenses

Collateral on securities         14,416,762
loaned,  at value

 TOTAL LIABILITIES                            23,358,941

NET ASSETS                                   $ 475,003,072

Net Assets consist of:

Paid in capital                              $ 445,700,688

Undistributed net investment                  2,092,094
income

Accumulated undistributed net                 382,366
realized gain (loss) on
investments

Net unrealized appreciation                   26,827,924
(depreciation) on investments

NET ASSETS, for 14,175,072                   $ 475,003,072
shares outstanding

NET ASSET VALUE, offering                     $33.51
price  and redemption price
per share ($475,003,072
(divided by) 14,175,072
shares)

STATEMENT OF OPERATIONS

                            SIX MONTHS ENDED AUGUST 31,
                                       1999 (UNAUDITED)

INVESTMENT INCOME                          $ 2,079,876
Dividends

Interest                                    420,995

Security lending                            77,649

 TOTAL INCOME                               2,578,520

EXPENSES

Management fee and            $ 467,924
sub-advisory fees

Transfer agent fees            235,722

Accounting fees                81,384

Non-interested trustees'       444
compensation

Registration fees              153,070

Audit                          9,739

Legal                          212

Miscellaneous                  79

 Total expenses before         948,574
reductions

 Expense reductions            (463,255)    485,319

NET INVESTMENT INCOME                       2,093,201

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities         273,084

 Futures contracts             271,462      544,546

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities         10,856,225

 Futures contracts             (4,895)      10,851,330

NET GAIN (LOSS)                             11,395,876

NET INCREASE (DECREASE) IN                 $ 13,489,077
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED AUGUST 31,  YEAR ENDED FEBRUARY 28, 1999
ASSETS                           1999 (UNAUDITED)

Operations Net investment        $ 2,093,201                  $ 1,386,745
income

 Net realized gain (loss)         544,546                      943,115

 Change in net unrealized         10,851,330                   13,636,635
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       13,489,077                   15,966,495
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (409,383)                    (994,904)
From net investment income

 From net realized gain           (409,284)                    (762,761)

 TOTAL DISTRIBUTIONS              (818,667)                    (1,757,665)

Share transactions Net            295,377,271                  199,132,653
proceeds from sales of shares

 Reinvestment of distributions    787,117                      1,689,270

 Cost of shares redeemed          (47,547,924)                 (41,593,739)

 NET INCREASE (DECREASE) IN       248,616,464                  159,228,184
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Trading fees                      431,060                      1,006,563

  TOTAL INCREASE (DECREASE)       261,717,934                  174,443,577
IN NET ASSETS

NET ASSETS

 Beginning of period              213,285,138                  38,841,561

 End of period (including        $ 475,003,072                $ 213,285,138
undistributed net investment
income of $2,092,094 and
$472,562, respectively)

OTHER INFORMATION
Shares

 Sold                             8,745,184                    6,798,202

 Issued in reinvestment of        24,101                       56,636
distributions

 Redeemed                         (1,408,839)                  (1,438,525)

 Net increase (decrease)          7,360,446                    5,416,313


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED AUGUST 31,  YEARS ENDED FEBRUARY 28,
                                 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                  1999                      1998 E

Net asset value, beginning of    $ 31.30                      $ 27.78                   $ 25.00
period

Income from Investment
Operations

Net investment income D           .20                          .41                       .15

Net realized and unrealized       2.07                         3.33                      2.45
gain (loss)

Total from investment             2.27                         3.74                      2.60
operations

Less Distributions

 From net investment income       (.05)                        (.23)                     (.08)

From net realized gain            (.05)                        (.28)                     -

Total distributions               (.10)                        (.51)                     (.08)

Trading fees added to paid in     .04                          .29                       .26
capital

Net asset value, end of period   $ 33.51                      $ 31.30                   $ 27.78

TOTAL RETURN B, C                 7.39%                        14.61%                    11.48%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 475,003                    $ 213,285                 $ 38,842
(000 omitted)

Ratio of expenses to average      .27% A, F                    .27% F                    .25% A, F
net assets

Ratio of net investment           1.15% A                      1.40%                     1.91% A
income to average net assets

Portfolio turnover rate           15% A                        4%                        7% A


A ANNUALIZED B TOTAL RETURNS
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. C
THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN. D
NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD
NOVEMBER 5, 1997
(COMMENCEMENT OF OPERATIONS)
TO FEBRUARY 28, 1998. F FMR
AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

SPARTAN EXTENDED MARKET INDEX FUND
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

SPARTAN EXTENDED MARKET INDEX   10.27%         39.70%       16.85%

Wilshire 4500                   9.58%          37.44%       14.07%

Growth & Income Funds Average   7.09%          31.14%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 4500 Index - a market capitalization-weighted index of approximately 6,500 U.S. equity securities. The Wilshire 4500 includes all the stocks in the Wilshire 5000 except for stocks included in the S&P 500. To measure how the fund's performance stacked up against its peers, you can compare it to the Growth & Income Funds Average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 936 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999   PAST 1 YEAR  LIFE OF FUND

SPARTAN EXTENDED MARKET INDEX   39.70%       8.94%

Wilshire 4500                   37.44%       7.51%

Growth & Income Funds Average   31.14%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Spartan Ext Mkt Index       Wilshire 4500
             00398                       WA008
  1997/11/05      10000.00                    10000.00
  1997/11/30       9860.00                     9736.03
  1997/12/31      10105.01                     9974.27
  1998/01/31       9984.67                     9831.84
  1998/02/28      10738.83                    10583.68
  1998/03/31      11276.38                    11130.96
  1998/04/30      11396.50                    11271.99
  1998/05/31      10862.86                    10745.37
  1998/06/30      11044.78                    10912.78
  1998/07/31      10414.12                    10294.57
  1998/08/31       8364.44                     8299.79
  1998/09/30       9003.20                     8898.95
  1998/10/31       9532.80                     9404.68
  1998/11/30      10163.47                     9989.75
  1998/12/31      11046.24                    10835.18
  1999/01/31      11190.71                    11009.19
  1999/02/28      10596.30                    10410.18
  1999/03/31      11004.96                    10816.49
  1999/04/30      11906.15                    11679.10
  1999/05/31      11833.76                    11577.85
  1999/06/30      12353.27                    12064.46
  1999/07/31      11961.51                    11699.39
  1999/08/31      11684.72                    11408.08
IMATRL PRASUN   SHR__CHT 19990831 19990913 085129 R00000000000025

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by August 31, 1999, the value of the investment would have been $11,685 - a 16.85% increase on the initial investment. For comparison, look at how the Wilshire 4500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $11,407 - a 14.07% increase.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

SPARTAN EXTENDED MARKET INDEX FUND
FUND TALK: THE SUB-ADVISER'S OVERVIEW

(photograph of Dean Barr)

The following is an interview with Dean Barr, who oversees the Spartan Extended Market Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund.

Q. HOW DID THE FUND PERFORM, DEAN?

A. For the six- and 12-month periods that ended August 31, 1999, the fund returned 10.27% and 39.70%, respectively (figures do not include the purchase fee, which was discontinued on April, 28, 1999). During that time, fund performance compared well against the Wilshire 4500 Index, which returned 9.58% and 37.44%, respectively. The fund also compares its performance against the growth & income funds average, as tracked by Lipper Inc., which returned 7.09% and 31.14% during the same six- and 12-month periods, respectively.

Q. HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE
SIX-MONTH PERIOD?

A. At the beginning of March, blissful economic conditions in the U.S., characterized by strong growth, low inflation and a passive Federal Reserve Board, flashed a green light for investors. However, after three months of strong gains, the green light became a cautionary yellow signal when the Fed shifted its monetary policy to a tightening bias on May 18. Despite the more hostile monetary environment, investors shifted assets into smaller-cap stocks, which helped the fund and the Wilshire 4500 Index hold on to earlier gains. During the last three months of the period, the market posted mixed results as all eyes were again on the Fed amid concerns about inflation. On June 30, the Fed increased the federal funds rate from 4.75% to 5.00%. The markets were caught off guard, however, as the Fed shifted its monetary policy stance from a tightening bias to neutral. While the equity market rallied in response to this more accommodating monetary stance, the celebration was short-lived following a larger-than-expected increase in the employment-cost index. Additional market weakness followed the Fed's decision to raise the federal funds rate another quarter percentage point to 5.25% on August 24.

Q. LET'S TURN TO SOME OF THE FUND'S MARKET SECTORS, STARTING WITH
TECHNOLOGY, THE LARGEST WEIGHTING FOR THE FUND AND THE INDEX . . .

A. In general, technology stocks fared better than the overall market during the period. However, the sector did experience its share of setbacks and volatility. Despite intermittent periods of weakness due to interest-rate worries and concerns about high stock valuations, shares of Internet companies such as CMGI, Yahoo! and eBay, which represent a large component of the Wilshire 4500 Index, held up well during the period.

Q. FINANCE AND UTILITY STOCKS REPRESENT APPROXIMATELY 25% OF THE INDEX AND THE FUND. HOW DID THESE SECTORS PERFORM?

A. Financial stocks rebounded in the first and second quarters of 1999 following a global economic crisis in the fall of 1998. As the period came to a close, however, the sector suffered a sharp drop during July and August. One factor was the widespread fear that the economy was growing too fast and that the Federal Reserve would continue to raise interest rates. On the other hand, most utility stocks provided a positive contribution to the fund as the demand for telecommunications services continued to grow at an impressive rate. Despite some weakness late in the period, stocks such as Qwest Communications, Level 3 Communications and Cox Communications turned in positive results.

Q. YOU MENTIONED SOME STOCKS THAT HELPED THE FUND. WHICH STOCKS HURT
PERFORMANCE?

A. Berkshire Hathaway, the fund's largest holding, detracted from total return. Investors generally shunned shares of this stock due to the company's large exposure to property and casualty insurance, which was not viewed as a favorable growth sector. Despite encouraging sales results and a strong fundamental business model, shares of Priceline.com also hurt fund performance. Investors grew concerned about its prospects in the increasingly competitive Internet e-commerce environment.

Q. WHAT'S YOUR OUTLOOK?

A. I think it is likely that the monetary squeeze will persist over the next six months as the global economic recovery gathers steam and the Fed acts to rein in domestic growth and potential inflation. While the bull market is still intact and there are positive forces at work, most notably the ongoing mergers and acquisitions boom and productivity gains, there are some near-term hurdles for the market to overcome. The deteriorating monetary environment, a cloudy earnings outlook and lofty stock prices are causes for short-term concern.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 2.

NOTE TO SHAREHOLDERS: At a meeting held on September 15, 1999, after the period covered in this report, shareholders approved a new sub-advisory agreement among the fund, Fidelity Management & Research Co., and Bankers Trust.

(checkmark) FUND FACTS

GOAL: total return that corresponds to that of the Wilshire 4500 Index

FUND NUMBER: 398

TRADING SYMBOL: FSEMX

START DATE: November 5, 1997

SIZE: as of August 31, 1999, more than
$136 million

SUB-ADVISER: Bankers Trust, since inception

SPARTAN EXTENDED MARKET INDEX FUND

INVESTMENT CHANGES


TOP TEN STOCKS AS OF AUGUST
31, 1999

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS IN
                                                         THESE STOCKS 6 MONTHS AGO

Berkshire Hathaway, Inc.          3.1                     3.8
Class A

Yahoo!, Inc.                      1.2                     1.1

Level 3 Communications, Inc.      0.7                     0.6

Qwest Communications              0.7                     0.8
International, Inc.

Amazon.com, Inc.                  0.7                     0.7

Cox Communications, Inc.          0.6                     0.7
Class A

eBay, Inc.                        0.5                     0.5

Equitable Companies (The), Inc.   0.4                     0.5

At Home Corp. Series A            0.4                     0.5

Biogen, Inc.                      0.4                     0.3

TOP TEN MARKET SECTORS AS OF
AUGUST 31, 1999

                                 % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS IN
                                                         THESE MARKET SECTORS 6
                                                         MONTHS AGO

TECHNOLOGY                        23.2                    19.4

FINANCE                           16.2                    19.1

UTILITIES                         8.5                     8.6

MEDIA & LEISURE                   7.7                     8.0

HEALTH                            7.2                     7.6

CONSTRUCTION & REAL ESTATE        6.5                     7.3

SERVICES                          4.3                     4.7

RETAIL & WHOLESALE                3.8                     4.9

ENERGY                            3.6                     2.4

DURABLES                          3.4                     3.7


PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN EXTENDED MARKET INDEX FUND

INVESTMENTS AUGUST 31, 1999 (UNAUDITED)

Showing Percentage of Net Assets

COMMON STOCKS - 94.8%

                                 SHARES                 VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.7%

AEROSPACE & DEFENSE - 0.4%

AAR Corp.                         850                   $ 18,169

Advanced Aerodynamics &           600                    1,388
Structures, Inc. Class A (a)

Alliant Techsystems, Inc. (a)     808                    58,984

Aviall, Inc. (a)                  2,500                  27,813

BE Aerospace, Inc. (a)            2,100                  36,356

Cordant Technologies, Inc.        1,700                  70,338

Curtiss-Wright Corp.              300                    9,919

Fairchild Corp. Class A (a)       450                    4,106

GenCorp, Inc.                     1,300                  27,950

Harsco Corp.                      2,500                  69,219

Howmet International, Inc. (a)    3,400                  60,775

Kellstrom Industries, Inc. (a)    1,900                  19,505

Moog, Inc. Class A (a)            200                    6,575

OEA, Inc.                         900                    6,300

Orbital Sciences Corp. (a)        1,100                  24,406

Precision Castparts Corp.         1,900                  67,450

Primex Technologies, Inc.         1,500                  31,313

Sequa Corp. Class A (a)           300                    20,288

Simula, Inc. (a)                  100                    538

Sturm Ruger & Co., Inc.           800                    7,700

United Industrial Corp.           100                    931

Wyman-Gordon Co. (a)              1,100                  20,213

                                                         590,236

DEFENSE ELECTRONICS - 0.2%

Alpha Industries, Inc. (a)        600                    34,163

Ashton Technology Group, Inc.     400                    3,688
(a)

Cubic Corp.                       200                    4,800

Ducommun, Inc. (a)                150                    1,800

Flir Systems, Inc. (a)            600                    9,900

Frequency Electronics, Inc.       150                    1,500

Galileo Corp. (a)                 1,200                  20,325

Litton Industries, Inc. (a)       2,400                  153,600

Nichols Research Corp. (a)        600                    12,750

REMEC, Inc. (a)                   1,700                  21,144

Stanford Telecommunications,      1,000                  28,750
Inc. (a)

                                                         292,420

SHIP BUILDING & REPAIR - 0.1%

Dril-Quip, Inc. (a)               400                    11,175

Halter Marine Group, Inc. (a)     2,400                  12,750

Newport News Shipbuilding,        2,400                  75,450
Inc.

                                                         99,375

TOTAL AEROSPACE & DEFENSE                                982,031

BASIC INDUSTRIES - 3.0%

CHEMICALS & PLASTICS - 1.3%

Airgas, Inc. (a)                  1,600                  21,000

Albemarle Corp.                   1,440                  24,930

Arch Chemicals, Inc.              650                    12,797



                                 SHARES                 VALUE (NOTE 1)

Atmi, Inc. (a)                    1,400                 $ 46,200

Bush Boake Allen, Inc. (a)        700                    18,244

Cabot Corp.                       2,100                  48,431

Carbide/Graphite Group, Inc.      200                    2,650
(The) (a)

ChemFirst, Inc.                   600                    15,300

Crompton & Knowles Corp.          4,300                  75,250

Cytec Industries, Inc. (a)        1,400                  32,638

Dexter Corp.                      1,700                  61,944

Ethyl Corp.                       1,200                  6,375

First Years, Inc. (The)           200                    2,163

Foamex International, Inc. (a)    800                    6,575

Fuller (H.B.) Co.                 700                    42,175

Furon Co.                         600                    9,600

General Chemical Group, Inc.      1,000                  3,438

GenTek, Inc.                      400                    4,775

Geon Co.                          1,600                  47,800

Georgia Gulf Corp.                2,500                  45,469

Gundle/SLT Environmental,         100                    413
Inc. (a)

Hanna (M.A.) Co.                  1,700                  23,269

Hawkins Chemicals, Inc.           100                    784

IMC Global, Inc.                  6,280                  100,088

International Specialty           2,200                  20,763
Products, Inc. (a)

Isolyser, Inc. (a)                1,000                  3,906

Ivex Packaging Corp. (a)          500                    7,750

Lamson & Sessions Co. (a)         100                    531

Lubrizol Corp.                    3,100                  78,663

Lydall, Inc. (a)                  500                    5,406

Lyondell Chemical Co.             6,300                  91,744

MacDermid, Inc.                   1,700                  56,313

McWhorter Technologies, Inc.      200                    3,375
(a)

Medical Manager Corp. (a)         1,237                  73,602

Millennium Chemicals, Inc.        4,300                  98,900

Minerals Technologies, Inc.       1,000                  49,500

Mississippi Chemical Corp.        800                    6,050

Myers Industries, Inc.            550                    11,275

NL Industries, Inc.               1,700                  20,506

Oil-Dri Corp. of America          100                    1,500

OM Group, Inc.                    1,600                  63,000

Park Electrochemical Corp.        300                    8,719

Schulman (A.), Inc.               2,600                  46,638

Scotts Co. Class A (a)            1,300                  51,594

Solutia, Inc.                     6,000                  120,000

Spartech Corp.                    800                    22,250

Stepan Co.                        300                    7,369

Synalloy Corp.                    100                    725

Synthetech, Inc. (a)              100                    463

Terra Industries, Inc.            1,900                  4,275

Tredegar Industries, Inc.         1,155                  25,121

Tuscarora Plastics, Inc.          100                    1,225

Uniroyal Technology Corp. (a)     100                    1,006

USEC, Inc.                        6,000                  64,875

Valhi, Inc.                       3,600                  40,725

Valspar Corp.                     1,300                  47,206

Viskase Companies, Inc. (a)       100                    363

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

BASIC INDUSTRIES - CONTINUED

CHEMICALS & PLASTICS -
CONTINUED

Wellman, Inc.                     2,300                 $ 38,669

Witco Corp.                       2,700                  43,706

                                                         1,770,021

IRON & STEEL - 0.4%

Advanced Technical Products,      100                    1,113
Inc. (a)

AK Steel Holding Corp.            1,900                  39,900

Ampco-Pittsburgh Corp.            100                    1,275

Armco, Inc. (a)                   3,500                  24,063

Atchison Casting Corp. (a)        100                    888

Barnes Group, Inc.                200                    3,963

Birmingham Steel Corp.            3,300                  24,131

Carpenter Technology Corp.        1,100                  25,163

Citation Corp. (a)                600                    9,488

Cleveland-Cliffs, Inc.            1,400                  44,888

Cold Metal Products, Inc. (a)     100                    363

Commercial Metals Co.             700                    21,438

Gibraltar Steel Corp.             300                    7,388

Huntco, Inc. Class A              100                    325

Insteel Industries, Inc.          400                    3,575

Keystone Consolidated             100                    538
Industries, Inc. (a)

LTV Corp.                         6,200                  35,650

Material Sciences Corp. (a)       600                    8,025

Mueller Industries, Inc. (a)      1,400                  43,400

National Steel Corp. Class B      1,400                  11,375

Northwest Pipe Co. (a)            100                    1,700

NS Group, Inc. (a)                700                    8,313

Oregon Steel Mills, Inc.          1,000                  10,938

Quanex Corp.                      600                    15,600

Roanoke Electric Steel Corp.      350                    5,950

Rouge Industries, Inc. Class A    500                    3,625

Schnitzer Steel Industries,       100                    1,775
Inc. Class A

SEMX Corp. (a)                    100                    494

Shiloh Industries, Inc. (a)       400                    4,800

SPS Technologies, Inc. (a)        1,000                  39,188

Steel Dynamics, Inc. (a)          3,200                  57,600

Steel Technologies, Inc.          300                    3,488

Sun Hydraulics Corp.              100                    750

Titan International, Inc.         700                    7,788

Webco Industries, Inc. (a)        100                    438

WHX Corp. (a)                     3,100                  27,319

                                                         496,715

METALS & MINING - 0.5%

AFC Cable Systems, Inc. (a)       900                    38,700

Amcol International Corp.         450                    6,525

Belden, Inc.                      1,000                  23,438

Brush Wellman, Inc.               600                    10,200

Cable Design Technology Corp.     850                    17,903
(a)

Castle A.M. & Co.                 400                    5,900

Century Aluminum Co.              2,000                  19,500

Commonwealth Industries, Inc.     1,600                  23,000



                                 SHARES                 VALUE (NOTE 1)

Commscope, Inc. (a)               1,800                 $ 61,988

Encore Wire Corp. (a)             450                    4,275

General Cable Corp.               2,550                  36,975

IMCO Recycling, Inc.              500                    7,875

International FiberCom, Inc.      2,400                  18,000
(a)

Kaiser Aluminum Corp. (a)         2,400                  21,450

Martin Marietta Materials,        2,600                  118,625
Inc.

Matthews International Corp.      500                    13,563
Class A

MAXXAM, Inc. (a)                  200                    11,425

McMoRan Exploration Co. (a)       88                     1,777

Metals USA, Inc. (a)              1,200                  12,750

Olin Corp.                        3,300                  46,819

Olympic Steel, Inc. (a)           500                    2,984

Optical Cable Corp. (a)           1,200                  11,850

Reliance Steel & Aluminum Co.     600                    19,875

RTI International Metals,         300                    2,794
Inc. (a)

Ryerson Tull, Inc.                764                    14,468

Special Metals Corp. (a)          200                    900

Superior Telecom, Inc.            1,331                  35,022

Titanium Metals Corp.             2,900                  24,831

Tremont Corp.                     200                    4,250

Wolverine Tube, Inc. (a)          700                    10,763

                                                         628,425

PACKAGING & CONTAINERS - 0.1%

Alltrista Corp. (a)               100                    2,500

BWAY Corp. (a)                    100                    863

EarthShell Corp. (a)              3,100                  15,016

Gaylord Container Corp. Class     1,700                  13,919
A (a)

Greif Brothers Corp. Class A      700                    16,975

Shorewood Packaging Corp. (a)     900                    13,275

Silgan Holdings, Inc. (a)         500                    9,000

Sonoco Products Co.               5,750                  136,563

U.S. Can Corp. (a)                200                    4,850

                                                         212,961

PAPER & FOREST PRODUCTS - 0.7%

Albany International Corp.        1,025                  16,977
Class A

American Bank Note                600                    1,350
Holographics, Inc. (a)

American Business Products,       500                    7,500
Inc.

American Pad & Paper Co. (a)      400                    488

Bowater, Inc.                     2,800                  150,150

Buckeye Technologies, Inc. (a)    500                    7,938

Caraustar Industries, Inc.        800                    18,150

Chesapeake Corp.                  1,600                  54,100

Consolidated Papers, Inc.         3,400                  90,525

Georgia-Pacific Corp. (Timber     5,100                  122,719
Group)

Glatfelter (P.H.) Co.             1,300                  17,144

Longview Fibre Co.                1,600                  20,700

Mail-Well, Inc. (a)               1,300                  18,525

PalEx, Inc. (a)                   100                    588

Pentair, Inc.                     2,400                  109,200

Pope & Talbot, Inc.               400                    4,875

Precept Business Services,        600                    2,250
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Rayonier, Inc.                    1,200                 $ 49,800

Rock-Tenn Co. Class A             700                    9,888

Smurfit-Stone Container Corp.     4,500                  95,344
(a)

The St. Joe Co.                   2,700                  63,113

Trex Co., Inc. (a)                1,100                  22,894

U.S. Timberlands Co. L P          1,100                  14,025

Wausau-Mosinee Paper Corp.        1,740                  23,925

Workflow Management, Inc. (a)     1,601                  21,213

                                                         943,381

TOTAL BASIC INDUSTRIES                                   4,051,503

CONSTRUCTION & REAL ESTATE -
6.5%

BUILDING MATERIALS - 1.1%

Aaon, Inc. (a)                    100                    1,188

ACX Technologies, Inc. (a)        900                    11,138

Alyn Corp. (a)                    100                    284

American Standard Companies,      3,600                  147,600
Inc. (a)

American Woodmark Corp.           100                    2,713

Ameron International Corp.        100                    4,575

Barnett, Inc. (a)                 600                    4,950

C3, Inc. (a)                      600                    7,388

Carlisle Companies, Inc.          2,000                  80,000

Centex Construction Products,     700                    26,906
Inc.

Continental Materials Corp.       500                    10,250
(a)

Dal-Tile International, Inc.      3,600                  31,950
(a)

Drew Industries, Inc. (a)         100                    1,150

Elcor Corp.                       825                    15,881

Fastenal Co.                      1,700                  85,213

Ferro Corp.                       1,300                  31,200

Florida Rock Industries, Inc.     600                    23,963

Flowserve Corp.                   1,200                  18,975

Giant Cement Holding, Inc. (a)    400                    8,850

Hexcel Corp. (a)                  1,100                  9,213

Hussmann International, Inc.      3,600                  61,200

Industrial Holdings, Inc. (a)     100                    425

ITEQ, Inc. (a)                    300                    675

Johns Manville Corp.              5,400                  77,625

Justin Industries, Inc.           900                    12,853

Lafarge Corp.                     2,200                  60,500

Lilly Industries, Inc. Class A    700                    11,113

Lone Star Industries, Inc.        1,600                  55,000

Mestek, Inc. (a)                  100                    2,100

Mobile Mini, Inc. (a)             1,300                  23,725

Nortek, Inc. (a)                  100                    3,563

Park-Ohio Holdings Corp. (a)      100                    1,550

Penn Engineering &                100                    2,350
Manufacturing  Corp.
(non-vtg.)

Republic Group, Inc.              400                    6,375

Robbins & Myers, Inc.             200                    4,700

Rock of Ages Corp. Class A (a)    600                    4,650



                                 SHARES                 VALUE (NOTE 1)

ROHN Industries, Inc. (a)         2,000                 $ 3,438

RPM, Inc.                         6,225                  82,870

Selas Corp. of America            100                    619

Shaw Group (a)                    100                    2,050

Southdown, Inc.                   1,764                  89,082

T.J. International, Inc.          500                    14,563

Tecumseh Products Co. Class A     1,300                  74,100

Texas Industries, Inc.            1,200                  38,400

Thermo TerraTech, Inc. (a)        200                    1,075

United Dominion Industries        1,479                  34,882
Ltd.

Universal Forest Products,        600                    10,313
Inc.

USG Corp.                         2,800                  137,200

Watsco, Inc. Class A              900                    12,600

West Pharmaceutical Services,     479                    18,022
Inc.

White Cap Industries, Inc. (a)    1,500                  22,313

York International Corp.          2,400                  98,700

                                                         1,492,018

CONSTRUCTION - 0.6%

American Homestar Corp. (a)       500                    2,375

Avatar Holdings, Inc. (a)         1,100                  22,275

Beazer Homes USA, Inc. (a)        300                    6,656

Butler Manufacturing Co.          200                    5,563

California Coastal                13,700                 113,025
Communities, Inc. (a)

Castle & Cooke, Inc. (a)          610                    8,693

Cavalier Homes, Inc.              600                    3,150

Clayton Homes, Inc.               8,875                  84,313

Crossman Communities, Inc. (a)    600                    15,150

D.R. Horton, Inc.                 4,150                  60,434

Del Webb Corp.                    1,200                  26,100

Dominion Homes, Inc. (a)          200                    1,325

Emcor Group, Inc. (a)             1,100                  23,444

Engle Homes, Inc.                 500                    5,156

Granite Construction, Inc.        900                    22,500

Jacobs Engineering Group,         900                    29,700
Inc. (a)

Lennar Corp.                      3,700                  70,300

M.D.C. Holdings, Inc.             1,700                  31,981

M/I Schottenstein Homes, Inc.     200                    3,825

Modtech Holdings, Inc. (a)        425                    3,666

NCI Building Systems, Inc. (a)    1,100                  20,144

NVR, Inc. (a)                     800                    46,200

Oakwood Homes Corp.               1,500                  9,094

Palm Harbor Homes, Inc. (a)       750                    11,484

Robertson Ceco Corp. (a)          100                    875

Ryland Group, Inc.                700                    16,844

Schuler Homes, Inc. (a)           100                    684

Skyline Corp.                     200                    5,550

Southern Energy Homes, Inc.       400                    850
(a)

Standard Pacific Corp.            1,600                  17,900

Toll Brothers, Inc. (a)           2,500                  50,625

U.S. Home Corp. (a)               700                    21,000

Vistana, Inc. (a)                 1,900                  29,688

Walter Industries, Inc. (a)       1,600                  19,800

                                                         790,369

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

ENGINEERING - 0.2%

Able Telcom Holding Corp. (a)     1,700                 $ 14,981

AdForce, Inc.                     1,900                  30,756

Anthony & Sylvan Pools Corp.      30                     236
(a)

Apogee Enterprises, Inc.          800                    6,600

Arguss Holdings, Inc. (a)         100                    1,575

Comfort Systems USA, Inc. (a)     1,200                  16,950

DSP Group, Inc. (a)               900                    34,650

DualStar Technologies Corp.       1,500                  7,688
(a)

Harding Lawson Associates         100                    844
Group, Inc. (a)

ICF Kaiser International,         400                    200
Inc. (a)

IDM Environmental Corp. (a)       70                     350

MasTec, Inc. (a)                  700                    19,556

Morrison Knudsen Corp. (a)        1,000                  10,750

Primark Corp. (a)                 94                     2,362

Probusiness Services, Inc. (a)    450                    12,038

Quanta Services, Inc. (a)         1,900                  42,631

Service Experts, Inc. (a)         1,900                  21,375

Stone & Webster, Inc.             400                    10,275

Sylvan Learning Systems (a)       3,350                  66,581

TransCoastal Marine Services,     1,000                  5,875
Inc. (a)

URS Corp. (a)                     500                    12,375

VSI Holdings, Inc. (a)            100                    413

Xceed, Inc. (a)                   500                    8,906

                                                         327,967

REAL ESTATE - 0.3%

American Realty Trust, Inc.       100                    1,569

Bluegreen Corp. (a)               800                    4,300

BridgeStreet Accomodations,       300                    1,331
Inc. (a)

Catellus Development Corp. (a)    6,500                  88,969

CB Richard Ellis Services,        1,500                  18,750
Inc. (a)

Fairfield Communities, Inc.       3,100                  40,300
(a)

Forest City Enterprises, Inc.     900                    21,938
Class A

Getty Realty Corp.                400                    5,625

Grubb & Ellis Co. (a)             700                    3,500

Homestead Village, Inc. (a)       600                    1,463

Hovnanian Enterprises, Inc.       100                    863
Class A (a)

Insignia Financial Group,         866                    8,606
Inc. (a)

Jones Lang LaSalle, Inc. (a)      2,200                  28,050

Kaiser Ventures, Inc. (a)         100                    1,306

LNR Property Corp.                800                    14,900

Merry Land Properties, Inc.       65                     313
(a)

Newhall Land & Farming Co.        1,400                  31,763

Pierce Leahy Corp. (a)            200                    4,275

ResortQuest International,        1,600                  14,600
Inc. (a)

Silverleaf Resorts, Inc. (a)      100                    669

Stewart Enterprises, Inc.         8,600                  46,494
Class A

Stratus Properties, Inc. (a)      100                    394

Trammell Crow Co. (a)             2,200                  31,350

Trendwest Resorts, Inc. (a)       1,000                  24,750



                                 SHARES                 VALUE (NOTE 1)

Vornado Operating Co. (a)         81                    $ 516

Wellsford Real Properties,        625                    5,742
Inc. (a)

                                                         402,336

REAL ESTATE INVESTMENT TRUSTS
- 4.3%

Alexander's, Inc. (a)             100                    8,044

Alexandria Real Estate            400                    11,725
Equities, Inc.

AMB Property Corp.                3,600                  77,400

American Health Properties,       800                    15,800
Inc.

American Real Estate Partners     200                    1,588
L.P. (a)

Amli Residential Properties       500                    10,375
Trust (SBI)

Annaly Mortgage Management,       100                    956
Inc.

Apartment Investment &            3,417                  140,097
Management Co. Class A

Archstone Communities Trust       7,100                  151,763

Arden Realty Group, Inc.          4,200                  97,913

Associated Estates Realty         700                    6,519
Corp.

Avalonbay Communities, Inc.       3,614                  127,394

Banyan Strategic Realty Trust     100                    538
(SBI)

Bedford Property Investors,       100                    1,775
Inc.

Boston Properties, Inc.           3,700                  123,256

Boykin Lodging Co.                500                    6,875

Bradley Real Estate, Inc.         700                    13,388
(SBI)

Brandywine Realty Trust           900                    16,144

BRE Properties, Inc. Class A      1,200                  30,300

Burnham Pacific Properties,       400                    4,575
Inc.

Camden Property Trust (SBI)       3,151                  87,440

Capital Automotive                800                    10,000

Capstead Mortgage Corp.           1,600                  7,300

CarrAmerica Realty Corp.          3,600                  82,800

CBL & Associates Properties,      900                    22,388
Inc.

Center Trust, Inc.                800                    8,700

CenterPoint Properties Trust      600                    20,138

Chateau Communities, Inc.         900                    26,213

Chelsea GCA Realty, Inc.          500                    17,000

Colonial Properties Trust         2,600                  70,688
(SBI)

Commercial Net Lease Realty,      1,000                  11,563
Inc.

Cornerstone Properties, Inc.      3,800                  60,563

Cousins Properties, Inc.          1,000                  35,875

Crescent Real Estate Equities     6,600                  136,950
Co.

Criimi Mae, Inc.                  1,800                  4,050

Crown America Realty Trust        900                    6,638

Developers Diversified Realty     2,900                  43,319
Corp.

Duke Realty Investments, Inc.     6,328                  141,985

Dynex Capital, Inc.               375                    4,641

Eastgroup Properties, Inc.        500                    9,313

Equity Inns, Inc.                 1,200                  10,500

Equity Office Properties Trust    12,762                 326,229

Equity Residential Properties     6,189                  272,316
Trust (SBI)

Essex Property Trust, Inc.        600                    21,075

Federal Realty Investment         1,300                  28,438
Trust (SBI)

FelCor Lodging Trust, Inc.        5,005                  89,777

First Industrial Realty           1,500                  38,438
Trust, Inc.

First Union Real Estate           1,480                  7,955
Equity & Mortgage
Investments (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Franchise Finance Corp. of        3,600                 $ 78,075
America

Gables Residential Trust (SBI)    1,000                  23,938

General Growth Properties,        2,400                  79,800
Inc.

Glenborough Realty Trust,         1,400                  24,238
Inc.

Glimcher Realty Trust (SBI)       800                    12,200

Great Lakes REIT, Inc.            200                    3,125

Health Care Property              2,600                  67,600
Investors, Inc.

Health Care REIT, Inc.            400                    8,050

Healthcare Realty Trust, Inc.     1,266                  25,716

Highwoods Properties, Inc.        4,200                  104,213

Home Properties of N.Y., Inc.     600                    16,200

Hospitality Properties Trust      4,000                  107,500
(SBI)

Host Marriott Corp.               7,200                  66,600

HRPT Properties Trust             7,900                  109,613

Impac Mortgage Holdings, Inc.     700                    2,975

Imperial Credit Commercial        1,400                  15,313
Mortgage Investment Corp.

Indymac Mortgage Holdings,        2,500                  33,594
Inc.

Innkeepers USA Trust              300                    2,719

IRT Property Co.                  1,000                  9,813

Jameson Inns, Inc.                100                    900

JDN Realty Corp.                  1,100                  23,100

JP Realty, Inc.                   500                    9,688

Kilroy Realty Corp.               900                    20,644

Kimco Realty Corp.                3,000                  111,750

Koger Equity, Inc.                200                    3,450

Konover Property Trust, Inc.      100                    650

Kranzco Realty Trust              100                    1,188

Lexington Corporate               100                    1,119
Properties Trust

Liberty Property Trust (SBI)      3,800                  93,100

LTC Properties, Inc.              200                    2,225

Macerich Co.                      1,500                  37,594

Mack-Cali Realty Corp.            3,300                  93,638

Manufactured Home                 800                    19,500
Communities, Inc.

The Meditrust Companies           9,534                  85,210
(paired shares)

MeriStar Hospitality Corp.        1,454                  24,536

MGI Properties, Inc.              400                    3,700

Mid-America Apartment             700                    15,269
Communities, Inc.

Mills Corp.                       800                    15,350

National Golf Properties,         400                    8,950
Inc.

National Health Investors,        200                    3,550
Inc.

Nationwide Health Properties,     1,400                  21,788
Inc.

New Plan Excel Realty Trust       5,740                  108,701

Ocwen Asset Investment Corp.      600                    2,588

Omega Healthcare Investors,       600                    11,963
Inc.

Pacific Gulf Properties, Inc.     300                    6,563

Pan Pacific Retail                600                    11,138
Properties, Inc.

Parkway Properties, Inc.          100                    3,300

Pennsylvania Real Estate          400                    7,975
Investment Trust

Pinnacle Holdings, Inc.           2,100                  52,894



                                 SHARES                 VALUE (NOTE 1)

Post Properties, Inc.             2,200                 $ 89,925

Prentiss Properties Trust         2,800                  63,525
(SBI)

Price Enterprises, Inc.           757                    5,867

Prime Retail, Inc.                479                    3,593

Prison Realty Corp.               3,925                  51,270

ProLogis Trust                    8,220                  161,318

Public Storage, Inc.              6,572                  170,872

Realty Income Corp.               800                    19,000

Reckson Associates Realty         3,000                  62,250
Corp.

Redwood Trust, Inc.               300                    4,219

Regency Realty Corp.              1,900                  39,900

RFS Hotel Investors, Inc.         900                    10,294

Rouse Co. (The)                   4,200                  95,550

Saul Centers, Inc.                100                    1,544

Shurgard Storage Centers,         900                    22,725
Inc. Class A

Simon Property Group, Inc.        9,100                  232,050

SL Green Realty Corp.             200                    4,163

Smith (Charles E.)                200                    6,863
Residential Realty, Inc.

Sovran Self Storage, Inc.         400                    9,150

Spieker Properties, Inc.          3,800                  145,350

Starwood Financial Trust          2,000                  56,000

Storage USA, Inc.                 900                    26,044

Summit Properties, Inc.           1,100                  21,863

Sun Communities, Inc.             500                    17,875

Sunstone Hotel Investors,         1,300                  11,700
Inc.

Tanger Factory Outlet             100                    2,431
Centers, Inc.

Taubman Centers, Inc.             1,700                  21,675

Thornburg Mortgage Asset          600                    5,513
Corp.

Town & Country Trust              500                    8,688

Trinet Corporate Realty           2,000                  48,875
Trust, Inc.

United Dominion Realty Trust,     6,700                  77,050
Inc.

Universal Health Realty           100                    1,888
Income Trust

Urban Shopping Centers, Inc.      500                    15,344

Ventas, Inc.                      2,000                  7,625

Vornado Realty Trust              4,724                  161,207

Walden Residential                800                    15,050
Properties, Inc.

Washington (SBI)                  700                    11,288

Weingarten Realty Investors       800                    31,750
(SBI)

Western Properties Trust          500                    5,531

Westfield America, Inc.           1,000                  14,500

Winston Hotels, Inc.              500                    4,469

Wyndham International, Inc.       7,215                  25,703
Class A (a)

                                                         5,833,517

TOTAL CONSTRUCTION & REAL                                8,846,207
ESTATE

DURABLES - 3.4%

AUTOS, TIRES, & ACCESSORIES -
1.4%

Aftermarket Technology Corp.      700                    6,300
(a)

Amcast Industrial Corp.           1,000                  15,875

Arvin Industries, Inc.            1,700                  60,775

AutoNation, Inc. (a)              19,500                 252,281

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Aviation Sales Co. (a)            1,300                 $ 40,300

Bandag, Inc.                      800                    26,600

Barrett Resources Corp. (a)       2,000                  72,125

Borg-Warner Automotive, Inc.      1,600                  75,800

Boyds Wheels, Inc. (a)            800                    225

Breed Technologies, Inc. (a)      2,500                  1,719

Casey's General Stores, Inc.      1,700                  22,738

CLARCOR, Inc.                     750                    13,453

Colonels International, Inc.      200                    1,400
(a)

Copart, Inc. (a)                  1,400                  30,625

CSK Auto Corp. (a)                600                    14,250

Discount Auto Parts, Inc. (a)     500                    9,563

Donnelly Corp. Class A            100                    1,625

Dura Automotive Systems, Inc.     1,244                  32,189
 Class A (a)

Evans Systems, Inc. (a)           2,200                  4,056

Federal Signal Corp.              3,100                  64,906

Federal-Mogul Corp.               3,700                  168,813

Gentex Corp. (a)                  2,300                  43,988

Getty Petroleum Marketing,        100                    338
Inc. (a)

Giant Industries, Inc.            100                    1,194

Hayes Lemmerz International,      900                    25,369
Inc. (a)

IMPCO Technologies, Inc. (a)      100                    1,069

Intermet Corp.                    900                    10,378

Keystone Automotive               900                    13,050
Industries, Inc. (a)

Kroll-O'Gara Co. (a)              1,900                  36,456

Lear Corp. (a)                    3,500                  140,656

Lithia Motors, Inc. (a)           900                    18,225

Lufkin Industries, Inc.           200                    3,175

Mascotech, Inc.                   1,400                  24,150

McLaren Automotive Group,         300                    938
Inc. (a)

Meritor Automotive, Inc.          4,000                  87,250

Miller Industries, Inc. (a)       1,500                  3,844

Modine Manufacturing Co.          900                    26,775

Monaco Coach Corp. (a)            600                    17,400

Monro Muffler Brake, Inc. (a)     1,105                  7,528

O'Reilly Automotive, Inc. (a)     1,700                  65,025

OmniQuip International, Inc.      1,700                  35,169

Oshkosh Truck Co. Class B         1,150                  38,669

Raytech Corp. (a)                 100                    425

Simpson Industries, Inc.          600                    7,500

Sonic Automotive, Inc. (a)        2,400                  28,950

Spartan Motors, Inc.              100                    588

SPX Corp. (a)                     1,600                  135,600

Standard Motor Products, Inc.     1,000                  22,500

Standard Products Co.             1,200                  41,550

Strattec Security Corp. (a)       100                    3,494

Superior Industries               1,000                  28,000
International, Inc.

Supreme Industries, Inc.          92                     759
Class A

TBC Corp. (a)                     700                    5,031

Tower Automotive, Inc. (a)        3,100                  62,000



                                 SHARES                 VALUE (NOTE 1)

Ugly Duckling Corp. (a)           200                   $ 1,388

United Auto Group, Inc. (a)       300                    3,788

Wabash National Corp.             700                    14,700

Wynn's International, Inc.        550                    9,900

                                                         1,882,437

CONSUMER DURABLES - 0.3%

Ballantyne of Omaha, Inc.         530                    4,008

Blyth Industries, Inc. (a)        2,800                  79,275

Boyds Collection, Ltd.            3,000                  40,313

Department 56, Inc. (a)           1,400                  39,200

Dupont Photomasks, Inc. (a)       1,000                  53,625

Libbey, Inc.                      700                    21,438

Lifetime Hoan Corp.               100                    825

Mikasa, Inc.                      500                    6,063

Mikohn Gaming Corp. (a)           100                    425

Oneida Ltd.                       450                    10,744

Printrak International, Inc.      100                    706
(a)

SAF T LOK, Inc. (a)               2,100                  3,544

Samsonite Corp. (a)               243                    1,412

Shuffle Master, Inc. (a)          800                    6,900

Simpson Manufacturing Co.         400                    20,600
Ltd. (a)

Sola International, Inc. (a)      1,600                  25,400

                                                         314,478

CONSUMER ELECTRONICS - 0.4%

Boston Acoustics, Inc.            200                    3,600

Fossil, Inc. (a)                  1,725                  53,798

General Motors Corp. Class H      5,300                  272,950
(a)

Harman International              600                    25,500
Industries, Inc.

Movado Group, Inc.                400                    10,650

National Presto Industries,       400                    15,650
Inc.

Odetics, Inc. Class B (a)         400                    4,550

Parkervision, Inc. (a)            1,100                  30,456

Recoton Corp. (a)                 400                    3,150

Royal Appliance Manufacturing     600                    3,600
Co. (a)

Salton, Inc. (a)                  850                    23,694

SRS Labs, Inc. (a)                100                    319

Sunbeam Corp.                     3,300                  20,419

U.S. Industries, Inc.             5,660                  91,268

Universal Electronics, Inc.       700                    16,800
(a)

                                                         576,404

HOME FURNISHINGS - 0.5%

Bassett Furniture Industries,     400                    8,150
Inc.

Bombay Co., Inc. (The) (a)        1,200                  7,425

Bush Industries, Inc. Class       100                    1,306
A.

Ethan Allen Interiors, Inc.       1,300                  37,944

Falcon Products, Inc.             100                    831

Furniture Brands                  3,300                  66,206
International, Inc. (a)

Garden Ridge Corp. (a)            2,400                  15,900

Haverty Furniture Companies,      600                    9,713
Inc.

Heilig-Meyers Co.                 1,800                  9,563

HON Industries, Inc.              1,900                  44,769

Kimball International, Inc.       1,300                  25,106
Class B

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

DURABLES - CONTINUED

HOME FURNISHINGS - CONTINUED

Knoll, Inc. (a)                   1,200                 $ 32,100

La-Z-Boy, Inc.                    1,500                  32,906

Ladd Furniture, Inc. (a)          300                    5,963

Leggett & Platt, Inc.             8,900                  196,913

Linens'n Things, Inc. (a)         1,400                  47,950

Maxim Group, Inc. (a)             600                    3,150

Miller (Herman), Inc.             4,400                  103,675

O'Sullivan Industries             500                    7,875
Holdings, Inc. (a)

Restoration Hardware, Inc. (a)    1,500                  11,813

Rowe Furniture Corp.              100                    900

Select Comfort Corp. (a)          700                    5,119

Steelcase, Inc. Class A           1,800                  26,213

Virco Manufacturing Co.           310                    4,805

                                                         706,295

TEXTILES & APPAREL - 0.8%

Active Apparel Group, Inc. (a)    200                    525

Ashworth, Inc. (a)                600                    2,813

Barry (R G) Corp. (a)             100                    638

BEBE Stores, Inc. (a)             1,300                  31,200

Bluefly, Inc. (a)                 400                    3,650

Brown Shoe Co., Inc.              1,400                  24,325

Burlington Industries, Inc.       2,000                  11,375
(a)

Candies, Inc. (a)                 700                    2,144

Chemfab Corp. (a)                 100                    1,700

Chic By H I S, Inc. (a)           100                    200

Collins & Aikman Corp.            1,800                  9,563

Columbia Sportswear Co. (a)       800                    14,350

Cone Mills Corp. (a)              800                    4,700

Conso International Corp. (a)     100                    563

Converse, Inc. (a)                200                    438

Crown Crafts, Inc.                100                    375

Culp, Inc.                        100                    906

Cutter & Buck, Inc. (a)           1,400                  18,200

Deckers Outdoor Corp. (a)         100                    288

Delta Woodside Industries         800                    2,900

Dixie Group, Inc.                 400                    3,400

Donna Karan International,        700                    5,775
Inc. (a)

Dyersburg Corp.                   100                    47

Florsheim Group, Inc. (a)         100                    463

G-III Apparel Group Ltd. (a)      1,200                  3,450

Galey & Lord, Inc. (a)            400                    1,650

Global Sports, Inc. (a)           800                    16,400

Guilford Mills, Inc.              700                    6,606

Haggar Corp.                      300                    3,713

Hartmarx Corp. (a)                1,100                  4,538

Interface, Inc. Class A           3,100                  26,931

Jason, Inc. (a)                   100                    700

Johnston Industries, Inc. (a)     400                    975

Jones Apparel Group, Inc. (a)     4,601                  119,338

Jos. A. Bank Clothiers, Inc.      100                    500
(a)

K-Swiss, Inc. Class A             900                    28,238



                                 SHARES                 VALUE (NOTE 1)

Kellwood Co.                      1,000                 $ 23,875

Madden Steven Ltd. (a)            1,500                  17,719

Maxwell Shoe, Inc. Class A (a)    500                    4,281

McNaughton Apparel Group,         100                    900
Inc. (a)

Mohawk Industries, Inc. (a)       1,800                  40,725

Mossimo, Inc. (a)                 800                    6,400

Nautica Enterprises, Inc. (a)     2,900                  38,969

North Face, Inc. (a)              500                    4,375

Oshkosh B'Gosh, Inc. Class A      800                    12,900

Oxford Industries, Inc.           100                    2,163

Pacific Sunwear of                900                    20,925
California, Inc. (a)

Phillips-Van Heusen Corp.         900                    7,650

Pillowtex Corp.                   526                    5,753

Pluma, Inc. (a)                   100                    4

Polo Ralph Lauren Corp. Class     2,700                  52,313
A (a)

Polymer Group, Inc. (a)           1,000                  14,000

Quaker Fabric Corp. (a)           850                    4,038

Quiksilver, Inc. (a)              1,250                  21,563

Rocky Shoes Boots, Inc. (a)       100                    725

Saucony, Inc. (a)                 1,100                  18,563

Shaw Industries, Inc.             5,180                  103,600

Sport-Haley, Inc. (a)             100                    494

Stride Rite Corp.                 4,400                  38,225

Superior Uniform Group, Inc.      100                    1,113

Synthetic Industries, Inc. (a)    100                    2,550

Tarrant Apparel Group (a)         1,600                  23,400

Timberland Co. Class A (a)        700                    50,313

Tropical Sportswear               900                    17,775
International Corp. (a)

U.S. Home & Garden, Inc. (a)      2,900                  8,338

Unifi, Inc. (a)                   1,900                  25,650

Vans, Inc. (a)                    1,900                  22,088

Warnaco Group, Inc. Class A       3,664                  80,608

WestPoint Stevens, Inc. Class     3,300                  79,200
A

Wolverine World Wide, Inc.        1,300                  14,706

Worldtex, Inc. (a)                100                    238

                                                         1,119,716

TOTAL DURABLES                                           4,599,330

ENERGY - 3.6%

COAL - 0.1%

Arch Coal, Inc.                   1,300                  17,388

CONSOL Energy, Inc.               5,300                  71,219

                                                         88,607

ENERGY SERVICES - 1.3%

Atwood Oceanics, Inc. (a)         500                    15,750

Aztec Manufacturing Co.           100                    1,138

BJ Services Co. (a)               2,600                  89,050

CAL Dive International, Inc.      500                    18,813
(a)

Carbo Ceramics, Inc.              300                    8,025

Dawson Geophysical Co. (a)        200                    1,950

Diamond Offshore Drilling,        6,000                  229,500
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Eagle Geophysical, Inc. (a)       639                   $ 399

ENSCO International, Inc.         5,200                  110,825

Global Industries Ltd. (a)        5,500                  61,531

Global Marine, Inc. (a)           6,500                  115,375

Input/Output, Inc. (a)            1,600                  11,800

Kaneb Services, Inc. (a)          200                    875

Key Energy Group, Inc. (a)        5,400                  25,313

Layne Christensen Co. (a)         100                    950

Lone Star Technologies, Inc.      700                    14,000
(a)

Marine Drilling Companies,        1,700                  26,988
Inc. (a)

Maverick Tube Corp. (a)           1,500                  26,531

Nabors Industries, Inc. (a)       4,046                  109,242

Noble Drilling Corp. (a)          5,000                  123,125

Oceaneering International,        1,900                  38,119
Inc. (a)

Offshore Logistics, Inc. (a)      2,400                  28,050

Parker Drilling Co. (a)           6,900                  34,500

Patterson Energy, Inc. (a)        2,400                  32,250

Pool Energy Services Co. (a)      1,600                  42,200

Powell Industries, Inc. (a)       100                    850

Pride International, Inc. (a)     3,300                  49,088

R&B Falcon Corp. (a)              7,340                  94,503

RPC Energy Services, Inc.         900                    6,863

SEACOR SMIT, Inc. (a)             1,000                  51,938

Seitel, Inc.                      1,000                  9,750

Smith International, Inc. (a)     1,800                  84,038

Tidewater, Inc.                   3,100                  100,750

Transocean Offshore, Inc.         4,900                  166,600

Tuboscope, Inc. (a)               1,400                  20,388

Unit Corp. (a)                    400                    3,075

UTI Energy Corp. (a)              1,400                  28,000

Varco International, Inc. (a)     2,400                  29,700

Zapata Corp.                      800                    4,750

                                                         1,816,592

INDEPENDENT POWER - 0.0%

Trigen Energy Corp.               100                    1,738

OIL & GAS - 2.2%

American International            100                    88
Petroleum Corp. (a)

APCO Argentina, Inc.              100                    1,900

Basin Exploration, Inc. (a)       1,400                  31,850

Belco Oil & Gas Corp. (a)         1,000                  6,875

Bellwether Exploration Co. (a)    400                    1,750

Benton Oil & Gas Co. (a)          1,100                  2,819

Berry Petroleum Co. Class A       300                    3,938

Bp Prudhoe Bay Royalty Trust      200                    1,888

Brigham Exploration Co. (a)       100                    250

Buckeye Partners LP               800                    22,000

Cabot Oil & Gas Corp. Class A     2,000                  38,125

Carrizo Oil & Gas, Inc. (a)       100                    203

Castle Energy Corp.               300                    5,044

Chesapeake Energy Corp. (a)       2,698                  8,769



                                 SHARES                 VALUE (NOTE 1)

Comstock Resources, Inc. (a)      1,000                 $ 4,625

Conoco, Inc. Class A              9,200                  246,100

Cooper Cameron Corp. (a)          2,800                  116,550

Costilla Energy, Inc. (a)         100                    22

Cross Timbers Oil Co.             3,050                  37,744

Crown Central Petroleum Corp.     100                    775
 Class B (a)

Dailey International, Inc. (a)    100                    98

Denbury Resources, Inc. (a)       400                    1,688

Devon Energy Corp.                3,887                  150,135

Edge Petroleum Corp. (a)          1,200                  7,050

EEX Corp. (a)                     1,400                  6,650

Enron Oil & Gas Co.               7,800                  186,225

Enterprise Products Partners      800                    15,800
LP

Evergreen Resources, Inc. (a)     1,300                  31,606

Forcenergy, Inc. (a)              3,800                  2,850

Forest Oil Corp. (a)              3,000                  44,813

Friede Goldman International,     1,800                  22,050
Inc. (a)

Frontier Oil Corp. (a)            500                    4,000

FX Energy, Inc. (a)               500                    3,531

Gothic Energy Corp. (a)           300                    159

Greka Energy Corp. (a)            16                     200

Gulf Island Fabrication, Inc.     800                    10,300
(a)

Hallwood Energy Corp.             74                     463

Harken Energy Corp. (a)           4,400                  7,425

Holly Corp.                       300                    4,238

Houston Exploration Co. (a)       700                    14,875

HS Resources, Inc. (a)            600                    10,275

Inland Resources, Inc. (a)        100                    75

IRI International Corp. (a)       1,300                  6,094

KCS Energy, Inc.                  700                    656

Key Production Co., Inc. (a)      100                    1,000

Louis Dreyfus Natural Gas         2,700                  59,063
Corp. (a)

Magnum Hunter Resources, Inc.     900                    3,431

Magnum Hunter Resources, Inc.     300                    131
 warrants 7/1/02 (a)

Mallon Resources Corp. (a)        500                    4,031

Markwest Hydrocarbon, Inc. (a)    100                    788

Meridian Resource Corp. (a)       1,500                  7,125

Miller Exploration Co. (a)        600                    1,350

Murphy Oil Corp.                  2,500                  126,875

National Energy Group, Inc.       900                    63
(a)

National-Oilwell, Inc. (a)        3,400                  57,800

Newfield Exploration Co. (a)      2,500                  75,938

Noble Affiliates, Inc.            3,200                  99,200

Nuevo Energy Co. (a)              1,800                  31,500

Panaco, Inc. (a)                  300                    263

Parallel Petroleum Corp. (a)      100                    200

Patina Oil & Gas Corp.            200                    1,788

Penn Virginia Corp.               200                    4,363

Pennzoil-Quaker State Co.         4,866                  67,516

Petroleum Development Corp.       100                    438
(a)

Pioneer Natural Resources Co.     3,300                  37,538

Plains Resources, Inc. (a)        500                    9,563

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Pogo Producing Co.                2,700                 $ 56,363

Range Resources Corp.             1,120                  6,160

Remington Oil & Gas Corp.         400                    2,075

Resource America, Inc. Class A    1,600                  16,000

Santa Fe Snyder Corp. (a)         9,475                  92,381

Seven Seas Petroleum, Inc. (a)    1,200                  3,300

St. Mary Land & Exploration       500                    13,250
Co.

Stone Energy Corp. (a)            1,200                  63,900

Swift Energy Co. (a)              1,900                  23,988

TEPPCO Partners LP                800                    20,500

Tesoro Petroleum Corp. (a)        2,400                  43,350

Titan Exploration, Inc. (a)       4,100                  22,550

Tom Brown, Inc. (a)               2,300                  37,806

Tosco Corp.                       6,900                  175,950

TransMontaigne, Inc. (a)          1,000                  11,875

Ultramar Diamond Shamrock         4,700                  122,788
Corp.

UNIFAB International, Inc. (a)    300                    2,588

Valero Energy Corp.               3,400                  72,250

Vastar Resources, Inc.            4,600                  306,475

Veritas DGC, Inc. (a)             700                    12,513

Vintage Petroleum, Inc.           2,700                  38,644

WD-40 Co.                         700                    17,150

Weatherford International,        3,760                  133,950
Inc. (a)

Western Gas Resources, Inc.       1,700                  29,006

Williams Clayton Energy, Inc.     100                    900
(a)

Wiser Oil Co.                     100                    294

XCL Ltd. (a)                      500                    313

                                                         2,978,854

TOTAL ENERGY                                             4,885,791

FINANCE - 16.2%

BANKS - 4.7%

1st Source Corp.                  531                    15,665

Abigail Adams National            100                    1,325
Bancorp, Inc.

Advanta Corp.                     2,000                  39,375

Alabama National                  100                    2,663
BanCorporation Delaware

Allegiant Bancorp, Inc.           260                    2,405

Amcore Financial, Inc.            2,600                  56,875

American Pacific Bank of          300                    1,050
Oregon  Class B (a)

Area Bankshares Corp.             200                    5,000

Associated Banc-Corp.             3,525                  124,256

Atlantic Bank & Trust Co. (a)     1,200                  18,150

BancorpSouth, Inc.                800                    12,400

BancWest Corp.                    2,110                  88,224

Bank of Granite Corp.             325                    7,028

BankAtlantic Bancorp, Inc.        431                    2,721
(non-vtg.) Class A

Banknorth Group, Inc.             1,490                  43,210



                                 SHARES                 VALUE (NOTE 1)

BOK Financial Corp.               1,424                 $ 30,705

Boston Private Financial          100                    800
Holdings, Inc. (a)

Brenton Banks, Inc.               242                    3,343

BT Financial Corp.                400                    9,400

Carolina First Corp.              800                    17,500

Cathay Bancorp, Inc.              100                    3,988

CCB Financial Corp.               2,300                  108,675

Centura Banks, Inc.               2,000                  92,625

Century South Banks, Inc.         300                    7,031

Chemical Financial Corp.          231                    7,219

Chittenden Corp.                  767                    20,805

Citizens Banking Corp.            2,200                  58,300

City Holding Co.                  111                    2,553

City National Corp.               2,800                  92,925

CNB Bancshares, Inc.              2,050                  117,106

Colonial Bancgroup, Inc.          5,400                  66,825

Commerce Bancorp, Inc.            1,810                  77,830

Commerce Bancshares, Inc.         3,228                  119,234

Community First Bankshares,       3,100                  63,647
Inc.

Community Trust Bancorp, Inc.     310                    6,975

Compass Bancshares, Inc.          5,750                  152,734

Corus Bankshares, Inc.            500                    14,313

CPB, Inc.                         100                    2,306

Cullen Frost Bankers, Inc.        3,400                  88,825

CVB Financial Corp.               165                    4,290

F & M Bancorp., Inc.              410                    13,991

F & M National Corp.              700                    22,050

Fidelity National Corp.           500                    4,188
Georgia

First American Corp.              6,319                  253,550

First BanCorp PR                  900                    18,563

First Citizen Bancshares,         300                    23,475
Inc.

First Commerce Bancshares         100                    2,200

First Commonwealth Financial      590                    14,197
Corp.

First Financial Bancorp Ohio      1,140                  23,584

First Financial Bankshares,       110                    3,355
Inc.

First Midwest Bancorp, Inc.       1,976                  78,793

First Security Corp.              9,626                  208,764

First Tennessee National          6,700                  214,400
Corp.

First United Bancshares, Inc.     200                    3,138

First Virginia Banks, Inc.        2,900                  128,325

Firstmerit Corp.                  5,392                  141,709

FNB Corp. Pennsylvania            215                    5,805

Fulton Financial Corp.            1,545                  29,645

GBC Bancorp                       595                    11,677

Gold Banc Corp., Inc.             500                    6,000

Grand Premier Financial, Inc.     110                    1,403

Greater Bay Bancorp               700                    23,975

Hamilton Bancorp, Inc. (a)        1,100                  26,813

Hancock Holding Co.               100                    3,813

Hibernia Corp. Class A            8,800                  113,850

Hudson United Bancorp             2,557                  81,345

Imperial Bancorp                  1,804                  30,668

Independent Bank Corp.            500                    6,750

International Bancshares          425                    18,753
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Irwin Financial Corp.             700                   $ 16,800

JeffBanks, Inc.                   1,100                  32,725

Jefferson Savings Bancorp,        100                    1,181
Inc.

Keystone Financial, Inc.          3,300                  87,656

M&T Bank Corp.                    324                    150,336

Mahoning National Bancorp,        700                    27,650
Inc.

Marshall & Ilsley Corp.           5,200                  304,525

Mercantile Bankshares Corp.       4,200                  137,550

Merchants New York Bancorp,       100                    3,606
Inc.

MidAmerica Bancorp                103                    2,382

Mississippi Valley                300                    9,300
Bancshares, Inc.

National Bancorp of Alaska,       900                    23,569
Inc.

National City Bancorp.            110                    2,186

National City Bancshares,         505                    12,909
Inc.

National Commmerce Bancorp        5,900                  125,006

National Penn Bancshares,         325                    7,109
Inc.

NBT Bancorp, Inc.                 339                    6,399

New England Community             1,000                  27,438
Bancorp, Inc.

North Fork Bancorp, Inc.          6,657                  120,658

Old National Bancorp              2,932                  87,960

Omega Financial Corp.             200                    6,438

One Valley Bancorp West           1,205                  46,091
Virginia, Inc.

Oriental Financial Group,         433                    10,230
Inc.

Pacific Bank NA                   500                    9,313

Pacific Capital Bancorp           1,500                  46,125

Pacific Century Financial         5,100                  94,669
Corp.

Park National Corp.               300                    28,800

Peoples Bank Corp.                500                    35,438
Indianapolis

Peoples Heritage Financial        5,807                  97,630
Group, Inc.

Pinnacle Banc Group, Inc.         200                    6,000

Popular, Inc.                     7,300                  201,206

Premier Bancshares Corp.          2,500                  41,719

Prime Bancshares, Inc.            1,300                  28,600

Provident Financial Group,        2,400                  100,500
Inc.

R&G Financial Corp. Class B       600                    9,750

Republic Bancorp, Inc.            3,032                  40,932

Republic Bancshares, Inc. (a)     1,100                  16,363

Riggs National Corp.              2,300                  42,838

S & T Bancorp, Inc.               880                    20,405

Seacoast Financial Services       1,077                  11,982
Corp.

Silicon Valley Bancshares (a)     1,800                  40,388

Sky Financial Group, Inc.         3,341                  81,228

Southwest Bancorp Texas, Inc.     2,000                  34,500
(a)

Sterling Bancshares, Inc.         850                    10,200

Susquehanna Bancshares, Inc.      1,100                  18,288

Texas Regional Bancshares,        700                    17,894
Inc.  Class A

TF Financial Corp.                100                    1,750

Triangle Bancorp, Inc.            800                    16,250

Trust Co. of New Jersey           600                    13,313

Trustco Bank Corp.                805                    23,949



                                 SHARES                 VALUE (NOTE 1)

Trustmark Corp.                   2,400                 $ 55,350

UAB Financial Corp.               505                    21,463

UnionBanCal Corp.                 6,500                  249,438

United Bankshares, Inc.           1,870                  48,036

United National Bancorp           110                    2,406

US Trust Corp.                    1,000                  83,125

USBANCORP, Inc. Pennsylvania      600                    8,831

UST Corp.                         2,798                  84,989

Valley National Bancorp           2,814                  73,164

WesBanco, Inc.                    600                    17,100

West Coast Bancorp                1,610                  27,773

Westamerica Bancorp.              2,600                  83,038

Western Bancorp                   1,500                  59,625

Whitney Holding Corp.             300                    11,325

Wilmington Trust Corp.            1,100                  55,000

Zions Bancorp                     4,068                  202,383

                                                         6,527,860

CREDIT & OTHER FINANCE - 1.6%

Aames Financial Corp.             2,200                  2,750

Ace Cash Express, Inc. (a)        100                    1,463

Actrade International Ltd.        1,300                  17,225

Allied Capital Corp.              3,320                  75,011

Allstate Financial Corp. (a)      400                    425

AmeriCredit Corp. (a)             3,900                  49,969

Ampal-American Israel Corp.       100                    538
Class A (a)

AMRESCO, Inc.                     4,000                  26,750

Arcadia Financial Ltd. (a)        2,400                  13,650

Cash America International,       700                    5,031
Inc.

CIT Group, Inc. Class A           7,800                  185,738

Coast Federal Litigation          300                    394
Contingent Payment Rights
Trust rights 12/31/00 (a)

CompuCredit Corp. (a)             900                    16,650

Concord EFS, Inc. (a)             5,200                  193,050

Consumer Portfolio Services,      600                    656
Inc. (a)

ContiFinancial Corp. (a)          1,500                  1,969

Credit Acceptance Corp. (a)       1,500                  8,813

Delta Financial Corp. (a)         500                    3,000

Doral Financial Corp.             1,300                  18,038

Equitable Companies (The),        9,500                  586,625
Inc.

Financial Federal Corp. (a)       500                    9,406

Finet.Com, Inc. (a)               5,400                  14,344

Finova Group, Inc.                3,000                  114,000

First Alliance Corp. (a)          700                    2,100

First Charter Corp.               1,584                  34,452

First Sierra Financial, Inc.      1,500                  16,500
(a)

Franchise Mortgage Acceptance     1,300                  11,131
Co. (a)

Greenpoint Financial Corp.        6,200                  160,425

Heller Financial, Inc. Class A    2,764                  63,227

Home Gold Financial, Inc. (a)     100                    119

IMC Mortgage Co. (a)              1,800                  90

Imperial Credit Industries (a)    1,500                  8,156

InterCept Group, Inc. (a)         800                    18,800

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Investors Financial Services      1,000                 $ 36,625
Corp.

Life Financial Corp. (a)          300                    1,650

Long Beach Financial Corp. (a)    1,700                  25,606

Medallion Financial Corp.         500                    9,906

Metris Companies, Inc.            1,744                  48,069

New Century Financial Corp.       100                    1,688
(a)

NextCard, Inc. (a)                2,400                  58,800

Old Kent Financial Corp.          5,805                  229,298

PMC Capital, Inc.                 100                    863

Resource Bancshares Mortgage      810                    4,860
Group, Inc.

Rock Financial Corp.              1,200                  21,000

Southern Pacific Funding          700                    56
Corp. (a)

Student Loan Corp.                500                    20,000

T&W Financial Corp. (a)           600                    4,163

Triad Guaranty, Inc. (a)          100                    1,950

UniCapital Corp. (a)              1,700                  6,269

WFS Financial, Inc.               500                    10,438

Willis Lease Finance Corp. (a)    100                    1,475

WMF Group Ltd. (The) (a)          33                     128

World Acceptance Corp. (a)        100                    575

WSFS Financial Corp.              300                    4,388

                                                         2,148,302

INSURANCE - 6.3%

20th Century Industries, Inc.     2,500                  46,875

Acceptance Insurance Co.,         400                    5,300
Inc. (a)

Acmat Corp. Class A (a)           100                    1,025

Alfa Corp.                        500                    8,469

Allcity Insurance Co. (a)         300                    2,119

Allmerica Financial Corp.         3,000                  169,500

Ambac Financial Group, Inc.       3,700                  195,406

American Annuity Group, Inc.      1,300                  28,681

American Financial Group,         3,800                  112,100
Inc.

American Heritage Life            1,900                  59,613
Investment Corp.

American National Insurance       700                    49,000
Co.

Amerus Life Holdings, Inc.        834                    20,120

Argonaut Group, Inc.              2,500                  63,125

ARM Financial Group, Inc.         700                    175
Class A

Atlantic American Corp. (a)       400                    1,450

Baldwin & Lyons, Inc. Class B     200                    4,250

Berkley (W.R.) Corp.              2,300                  52,325

Berkshire Hathaway, Inc.          66                     4,237,200
Class A (a)

Blanch E.W. Holdings, Inc.        900                    59,625

Brown & Brown, Inc.               350                    12,513

Capital Re Corp.                  2,200                  26,675

Capitol Transamerica Corp.        300                    4,200

Centris Group, Inc.               200                    1,588

Ceres Group, Inc. (a)             300                    2,363

Chartwell Re Corp.                1,200                  19,200

Chicago Title Corp.               1,400                  63,438



                                 SHARES                 VALUE (NOTE 1)

ChoicePoint, Inc. (a)             400                   $ 26,325

Citizens, Inc. Class A (a)        100                    538

CNA Financial Corp. (a)           7,200                  261,900

CNA Surety Corp.                  1,300                  16,819

Commerce Group, Inc.              1,000                  22,250

Core, Inc. (a)                    400                    3,400

Crawford & Co. Class B            1,500                  18,656

Danielson Holding Corp. (a)       400                    2,625

Delphi Financial Group, Inc.      828                    29,394
Class A

Donegal Group, Inc.               133                    1,297

EMC Insurance Group               200                    2,050

Enhance Financial Services        2,800                  57,400
Group, Inc.

Erie Indemnity Co. Class A        2,000                  54,000

Everest Reinsurance Holdings,     3,100                  86,025
Inc.

Farm Family Holdings, Inc. (a)    100                    3,988

FBL Financial Group, Inc.         1,000                  19,813
Class A

Fidelity National Financial,      852                    13,100
Inc.

Financial Security Assurance      1,900                  95,119
Holdings Ltd.

First American Financial          4,250                  63,219
Corp.

First Health Group Corp. (a)      3,300                  71,156

Foremost Corp. of America         800                    19,000

FPIC Insurance Group, Inc. (a)    1,600                  27,800

Fremont General Corp.             3,600                  35,775

Frontier Insurance Group,         2,150                  26,069
Inc.

Gainsco, Inc.                     400                    2,525

Gallagher (Arthur J.) & Co.       500                    27,313

Guarantee Life Companies,         300                    7,538
Inc.

Harleysville Group, Inc.          400                    7,775

Hartford Life, Inc. Class A       1,600                  69,500

HCC Insurance Holdings, Inc.      1,500                  21,938

Healthcare Recoveries, Inc.       1,300                  4,956
(a)

Healthplan Services Corp.         2,200                  13,750

Highlands Insurance Group,        500                    4,250
Inc. (a)

Hilb, Rogal & Hamilton Co.        400                    9,650

Horace Mann Educators Corp.       2,600                  78,325

HSB Group, Inc.                   2,250                  83,672

Independence Holding Co.          200                    2,250

INSpire Insurance Solutions,      2,100                  20,606
Inc. (a)

Interstate National Dealer        100                    600
Services, Inc. (a)

Investors Title Co.               100                    1,700

LandAmerica Financial Group,      1,500                  34,688
Inc.

Liberty Corp. (The)               592                    28,453

Liberty Financial Companies,      1,500                  38,625
Inc.

Life USA Holding, Inc.            800                    16,450

Markel Corp. (a)                  400                    70,250

MEDE AMERICA Corp. (a)            1,400                  32,025

Medical Assurance, Inc. (a)       541                    13,593

Merchants Group, Inc.             100                    2,325

Mercury General Corp.             3,300                  99,825

Meridian Insurance Group,         120                    2,040
Inc.

MMI Companies, Inc.               500                    6,656

Mobile America Corp.              200                    663

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

MONY Group, Inc.                  2,900                 $ 81,200

Motor Club of America (a)         200                    2,425

National Security Group, Inc.     100                    1,225

Nationwide Financial              1,900                  69,350
Services, Inc.  Class A

Navigators Group, Inc. (a)        200                    2,800

Nymagic, Inc.                     300                    4,144

Ohio Casualty Corp.               4,400                  67,650

Old Guard Group, Inc.             100                    1,394

Old Republic International        7,800                  120,900
Corp.

Orion Capital Corp.               1,600                  77,200

Penn Treaty American Corp. (a)    200                    4,725

Penn-America Group, Inc.          200                    1,875

Penncorp Financial Group,         1,100                  344
Inc. (a)

Philadelphia Consolidated         400                    7,400
Holding Corp. (a)

PICO Holdings, Inc. (a)           100                    2,000

PMA Capital Corp.                 100                    1,981

PMI Group, Inc.                   2,600                  110,500

Point West Capital Corp. (a)      400                    2,050

Presidential Life Corp.           900                    16,200

Protective Life Corp.             3,815                  113,496

Provident American Corp. (a)      800                    14,000

PXRE Corp.                        300                    5,081

Radian Group, Inc.                2,186                  101,239

Reinsurance Group of America,     2,500                  80,000
Inc.

Reinsurance Group of America,     200                    6,050
Inc. (non-vtg.)

Reliance Group Holdings, Inc.     8,900                  42,275

Reliastar Financial Corp.         3,200                  144,200

Risk Capital Holdings, Inc.       500                    7,500
(a)

RLI Corp.                         325                    10,908

SCPIE Holding, Inc.               100                    3,031

Selective Insurance Group,        600                    10,688
Inc.

StanCorp Financial Group,         1,300                  30,794
Inc.

State Auto Financial Corp.        900                    11,250

Stewart Information Services      400                    8,325
Corp.

Symons International Group,       200                    1,300
Inc. (a)

Transatlantic Holdings, Inc.      1,700                  122,613

Travelers Property Casualty       3,500                  124,250
Corp.  Class A

Trenwick Group, Inc.              300                    6,581

UICI (a)                          1,400                  36,838

Unico American Corp.              200                    1,825

United Fire & Casualty Co.        100                    2,306

Unitrin, Inc.                     3,800                  136,563

Vesta Insurance Group Corp.       600                    2,888

Wesco Financial Corp.             200                    58,000

White Mountains Insurance         70                     9,118
Group, Inc.

Zenith National Insurance         500                    10,781
Corp.

                                                         8,583,257



                                 SHARES                 VALUE (NOTE 1)

SAVINGS & LOANS - 1.7%

Alliance Bancorp                  100                   $ 2,150

Ambanc Holding Co., Inc.          200                    3,188

Anchor Bancorp Wisconsin,         800                    13,300
Inc.

Andover Bancorp, Inc.             300                    9,450

Astoria Financial Corp.           3,290                  108,159

Bank Plus Corp. (a)               4,000                  18,250

Bank United Corp. Class A         2,100                  72,056

BankUnited Financial Corp.        2,100                  20,081
Class A (a)

Bay View Capital Corp.            700                    11,419

BSB Bancorp, Inc.                 200                    4,988

Capitol Federal Financial         2,000                  20,250

CFS Bancorp, Inc.                 800                    8,550

Charter One Financial, Inc.       8,822                  206,490

Commercial Federal Corp.          3,695                  85,909

Commonwealth Bancorp, Inc.        2,100                  37,669

Community Savings Bankshares,     700                    8,794
Inc.

Dime Bancorp, Inc.                5,600                  102,900

Dime Community Bancorp, Inc.      948                    20,619

Downey Financial Corp.            510                    10,838

Eagle Bancshares, Inc.            400                    7,650

First Federal Capital Corp.       600                    9,413

First Indiana Corp.               420                    9,660

First Republic Bank (a)           300                    7,706

First Sentinel Bancorp, Inc.      1,391                  12,345

First Washington Bancorp,         410                    7,688
Inc.

Firstfed America Bancorp,         100                    1,363
Inc.

FirstFed Financial Corp. (a)      600                    9,150

Flagstar Bancorp, Inc.            1,000                  19,750

Flushing Financial Corp.          750                    12,469

Golden State Bancorp, Inc. (a)    7,624                  152,957

Harbor Florida Bancshares,        1,000                  12,313
Inc.

Harris Financial, Inc.            1,100                  11,206

Haven Bancorp, Inc.               400                    6,600

Independence Community Bank       4,800                  59,400
Corp.

Interwest Bancorp, Inc.           1,850                  40,700

ISB Financial Corp.               600                    11,475

JSB Financial, Inc.               1,000                  53,125

Klamath First Bancorp, Inc.       248                    3,457

MAF Bancorp., Inc.                1,100                  23,375

MetroWest Bank                    100                    700

Net.B@nk, Inc. (a)                1,800                  41,850

Niagara Bancorp, Inc.             600                    6,225

Northwest Bancorp, Inc.           1,500                  12,469

Ocean Financial Corp.             2,500                  44,688

Ocwen Financial Corp. (a)         1,900                  12,706

People's Bank                     3,200                  84,000

PFF Bancorp, Inc. (a)             2,000                  39,750

Provident Bancshares Corp.        2,461                  59,372

Queens County Bancorp, Inc.       900                    24,750

Reliance BanCorp, Inc.            500                    17,281

Republic Security Financial       4,658                  44,542
Corp.

Roslyn Bancorp, Inc.              5,035                  85,595

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

FINANCE - CONTINUED

SAVINGS & LOANS - CONTINUED

SFS Bancorp, Inc.                 200                   $ 5,000

Sovereign Bancorp, Inc.           10,313                 103,452

St. Paul Bancorp, Inc.            3,500                  76,125

Staten Island Bancorp, Inc.       1,300                  23,319

Sterling Financial Corp. (a)      100                    1,575

TCF Financial Corp.               4,500                  127,125

Telebanc Financial Corp. (a)      900                    21,263

Timberland Bancorp, Inc.          500                    6,313

USABancShares, Inc. (a)           1,500                  14,531

Washington Federal, Inc.          4,057                  96,861

Webster Financial Corp.           3,068                  82,644

Westcorp, Inc.                    800                    11,200

Westernbank Puerto Rico           1,300                  15,600

York Financial Corp.              105                    1,516

                                                         2,297,314

SECURITIES INDUSTRY - 1.9%

4 Kids Entertainment, Inc. (a)    550                    35,372

Acacia Research Corp. (a)         1,400                  10,500

Advest Group, Inc. (The)          300                    5,738

Affiliated Managers Group,        1,600                  42,700
Inc. (a)

Alleghany Corp.                   200                    36,150

Alliance Capital Management LP    6,400                  166,800

American Capital Strategies       1,500                  25,969
Ltd.

American Insured Mortgage
Investors:

Series 86                         100                    569

 Series 88                        100                    788

Ameritrade Holding Corp.          6,600                  134,475
Class A (a)

Atalanta Sosnoff Capital          100                    975
Corp.

Dain Rauscher Corp.               900                    44,663

Donaldson Lufkin & Jenrette,      5,100                  243,844
Inc. - DLJdirect

Duff & Phelps Credit Rating       300                    22,838
Co.

E*Trade Group, Inc. (a)           9,900                  247,500

Eaton Vance Corp.                 1,100                  33,550

Edwards (A.G.), Inc.              4,700                  118,088

Everen Capital Corp.              1,700                  51,638

Federated Investors, Inc.         2,600                  47,775
Class B

Friedman, Billings, Ramsey        1,200                  8,250
Group, Inc. Class A (a)

Gilman & Ciocia, Inc. (a)         200                    2,500

Goldman Sachs Group, Inc.         2,700                  161,494

Hambrecht & Quist Group (a)       1,500                  57,281

Internet Financial Services,      1,100                  11,000
Inc. (a)

Investment Technology Group,      897                    24,443
Inc.

JB Oxford Holdings, Inc. (a)      900                    7,706

Jefferies Group, Inc.             1,300                  32,175

John Nuveen Co. Class A           1,500                  58,594

JWGenesis Financial Corp. (a)     900                    14,794

Knight/Trimark Group, Inc.        4,100                  134,275
Class A (a)

Leap Wireless International,      1,950                  33,881
Inc. (a)

Legg Mason, Inc.                  2,200                  84,013



                                 SHARES                 VALUE (NOTE 1)

Macrovision Corp. (a)             1,200                 $ 40,125

Market Guide, Inc. (a)            400                    6,600

Meyerson & Co., Inc. (a)          1,100                  4,366

Morgan Keegan, Inc.               1,000                  16,938

National Discount Brokers         600                    18,338
Group, Inc. (a)

Nvest LP                          700                    15,706

Olympic Cascade Financial         1,000                  3,438
Corp. (a)

Omega Worldwide, Inc. (a)         66                     289

Phoenix Investment Partners       1,600                  13,800
Ltd.

Pilgrim Capital Corp. (a)         500                    16,188

PIMCO Advisors Holdings LP        2,667                  94,012
Unit

Pioneer Group, Inc. (a)           1,000                  15,063

Price (T. Rowe) Associates,       5,700                  176,344
Inc.

Raymond James Financial, Inc.     2,800                  54,775

Security Capital Group, Inc.      3,600                  50,625
Class B (a)

Siebert Financial Corp.           1,400                  24,675

Southwest Securities Group,       745                    25,144
Inc.

Stifel Financial Corp.            110                    1,031

United Asset Management Corp.     3,600                  70,425

Value Line, Inc.                  300                    11,175

Waddell & Reed Financial,         3,100                  70,331
Inc. Class A

Wit Capital Group, Inc. (a)       1,100                  21,313

                                                         2,651,039

TOTAL FINANCE                                            22,207,772

HEALTH - 7.2%

DRUGS & PHARMACEUTICALS - 4.2%

Aastrom Biosciences, Inc. (a)     100                    166

Abgenix, Inc. (a)                 1,300                  41,763

Abiomed, Inc. (a)                 100                    1,425

Accredo Health, Inc. (a)          1,000                  34,688

Advanced Polymer Systems,         200                    963
Inc. (a)

Advanced Tissue Sciences,         3,000                  11,063
Inc. (a)

Alexion Pharmaceuticals, Inc.     400                    5,350
(a)

Algos Pharmaceutical Corp. (a)    600                    4,988

Alkermes, Inc. (a)                1,500                  55,688

Allergan Specialty                400                    4,900
Therapeutics, Inc. Class A
(a)

Alliance Pharmaceutical Corp.     500                    1,563
(a)

Alpharma, Inc. Class A            1,800                  60,975

Alteon, Inc. (a)                  400                    262

Amylin Pharmaceuticals, Inc.      500                    1,953
(a)

Andrx Corp. (a)                   1,300                  93,438

Anesta Corp. (a)                  900                    10,350

Anika Therapeutics, Inc. (a)      1,100                  6,875

Aphton Corp. (a)                  200                    2,800

Aronex Pharmaceuticals, Inc.      3,200                  18,600
(a)

Arqule, Inc. (a)                  500                    2,594

Atrix Laboratories, Inc. (a)      100                    925

AVI BioPharma, Inc. (a)           100                    319

Aviron (a)                        1,200                  33,675

AXYS Pharmaceuticals, Inc. (a)    1,335                  5,590

Barr Laboratories, Inc. (a)       1,600                  55,200

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Bio-Technology General Corp.      3,700                 $ 37,694
(a)

BioCryst Pharmaceuticals,         1,200                  33,000
Inc. (a)

Biogen, Inc. (a)                  6,300                  483,525

Biomatrix, Inc. (a)               1,700                  33,363

BioReliance Corp. (a)             100                    675

Biosite Diagnostics, Inc. (a)     500                    4,563

BioSource International, Inc.     200                    888
(a)

BioTime, Inc. (a)                 500                    6,406

Biotransplant, Inc. (a)           100                    531

Bone Care International, Inc.     100                    1,000
(a)

Cadus Pharmaceutical Corp. (a)    100                    41

Calypte Biomedical Corp. (a)      1,000                  1,469

Cambrex Corp.                     800                    21,500

Carter-Wallace, Inc.              1,400                  25,025

Catalytica, Inc. (a)              1,000                  15,688

Cel-Sci Corp. (a)                 100                    275

Celgene Corp. (a)                 600                    10,238

Cell Genesys, Inc. (a)            3,000                  26,625

Cell Therapeutics, Inc. (a)       100                    275

Cellegy Pharmaceuticals, Inc.     200                    1,613
(a)

Centocor, Inc. (a)                3,100                  185,613

Cephalon, Inc. (a)                800                    15,150

Cerus Corp. (a)                   900                    23,738

Chattem, Inc. (a)                 400                    9,650

Chirex, Inc. (a)                  1,200                  36,300

Chiron Corp. (a)                  8,600                  276,275

Collagen Corp.                    1,400                  22,750

Collagenex Pharmaceuticals,       500                    5,500
Inc. (a)

Columbia Laboratories, Inc.       1,000                  6,375
(a)

Copley Pharmaceutical, Inc.       800                    8,700
(a)

COR Therapeutics, Inc. (a)        1,600                  34,900

Corixa Corp. (a)                  100                    1,350

Coulter Pharmaceutical, Inc.      1,200                  23,925
(a)

Creative Biomolecules, Inc.       500                    1,813
(a)

Crescendo Pharmaceuticals         1,100                  19,250
Corp. (a)

Cubist Pharmaceuticals, Inc.      1,900                  17,931
(a)

Curative Health Services,         800                    4,400
Inc. (a)

CV Therapeutics, Inc. (a)         1,500                  23,813

Cypros Pharmaceutical Corp.       200                    450
(a)

Cytotherapeutics, Inc. (a)        200                    231

Cytyc Corp. (a)                   500                    16,875

Diacrin, Inc. (a)                 100                    541

Diagnostic Products Corp.         500                    13,000

Diatide, Inc. (a)                 100                    806

Dura Pharmaceuticals, Inc. (a)    3,100                  41,269

Duramed Pharmaceuticals, Inc.     1,200                  12,300
(a)

Embrex, Inc. (a)                  100                    838

Emisphere Technologies, Inc.      100                    1,250
(a)

EntreMed, Inc. (a)                500                    10,438

Enzo Biochem, Inc. (a)            1,810                  41,743

Enzon, Inc. (a)                   1,300                  43,875



                                 SHARES                 VALUE (NOTE 1)

Epitope, Inc. (a)                 100                   $ 738

Epix Medical, Inc. (a)            100                    513

Ergo Science Corp. (a)            100                    125

Forest Laboratories, Inc. (a)     4,100                  198,850

Fuisz Technologies Ltd. (a)       2,300                  15,669

GelTex Pharmaceuticals, Inc.      1,800                  24,300
(a)

Genome Therapeutics Corp. (a)     200                    913

Genzyme Corp.                     519                    3,374

Genzyme Corp.:

 (General Division)               3,300                  186,244

 (Molecular Oncology) (a)         483                    2,174

Genzyme Transgenics Corp. (a)     100                    663

Geron Corp. (a)                   1,300                  14,056

Gilead Sciences, Inc. (a)         1,605                  125,090

Gliatech, Inc. (a)                1,100                  22,206

Guilford Pharmaceuticals,         1,600                  21,600
Inc. (a)

Hauser, Inc. (a)                  25                     138

Hemispherx Biopharma, Inc. (a)    1,100                  6,738

Herbalife International, Inc.     466                    5,592
Class A

Heska Corp. (a)                   600                    1,425

Hollis-Eden Pharmaceutcals,       1,100                  14,575
Inc. (a)

Human Genome Sciences, Inc.       1,200                  81,675
(a)

Hyseq, Inc. (a)                   100                    344

ICN Pharmaceuticals, Inc.         2,500                  51,875

ICOS Corp. (a)                    1,500                  47,719

IDEC Pharmaceuticals Corp. (a)    800                    101,650

Idexx Laboratories, Inc. (a)      2,700                  45,900

IGEN International, Inc. (a)      1,000                  23,750

Ilex Oncology, Inc. (a)           1,400                  24,500

Imclone Systems, Inc. (a)         1,500                  43,500

Immucor, Inc. (a)                 1,300                  18,688

Immune Response Corp. (a)         2,000                  11,187

Immunex Corp. (a)                 6,800                  457,725

Incyte Pharmaceuticals, Inc.      900                    25,538
(a)

Inhale Therapeutic Systems,       1,300                  42,819
Inc. (a)

Interferon Sciences, Inc. (a)     20                     6

International Isotopes, Inc.      200                    1,500
(a)

Interneuron Pharmaceuticals,      600                    900
Inc. (a)

Isis Pharmaceuticals Co. (a)      2,500                  25,313

IVAX Corp. (a)                    5,300                  87,450

Jones Pharma, Inc.                2,100                  56,831

K V Pharmaceutical Co. Class      350                    5,972
A (a)

Kendle International, Inc. (a)    1,200                  12,525

King Pharmaceuticals, Inc. (a)    1,900                  65,788

Kos Pharmaceuticals, Inc. (a)     600                    3,488

KRUG International Corp. (a)      100                    163

LeukoSite, Inc. (a)               1,000                  25,875

Ligand Pharmaceuticals, Inc.      3,500                  23,625
Class B (a)

Liposome, Inc. (a)                1,200                  23,663

Lynx Therapeutics, Inc. (a)       700                    9,056

MacroChem Corp. (a)               700                    4,791

Magainin Pharmaceuticals,         200                    275
Inc. (a)

Martek Biosciences (a)            200                    1,713

Matritech, Inc. (a)               100                    84

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Matrix Pharmaceutical, Inc.       2,700                 $ 9,619
(a)

Maxim Pharmaceuticals, Inc.       100                    788
(a)

Medarex, Inc. (a)                 500                    2,531

Medco Research, Inc. (a)          100                    2,288

Medicis Pharmaceutical Corp.      900                    24,525
Class A (a)

Medimmune, Inc. (a)               2,400                  247,650

Meridian Diagnostics, Inc.        100                    763

MGI Pharma, Inc. (a)              800                    9,500

Microcide Pharmaceuticals,        600                    2,963
Inc. (a)

Microvision, Inc. (a)             1,000                  16,375

Millennium Pharmaceuticals,       1,600                  94,300
Inc. (a)

Miravant Medical Technologies     500                    4,625
(a)

Molecular Biosystems, Inc. (a)    600                    1,275

Mylan Laboratories, Inc.          4,668                  92,485

Myriad Genetics, Inc. (a)         300                    3,525

NaPro BioTherapeutics, Inc.       1,700                  3,931
(a)

Nature's Sunshine Products,       300                    2,925
Inc.

NBTY, Inc. (a)                    5,200                  42,250

Neopath, Inc. (a)                 800                    2,600

NeoRX Corp. (a)                   900                    1,772

Neose Technologies, Inc. (a)      100                    1,425

NeoTherapeutics, Inc. (a)         300                    2,794

Neurogen Corp. (a)                500                    8,063

North American Vaccine, Inc.      700                    4,900
(a)

Northfield Laboratories, Inc.     500                    6,125
(a)

Novavax, Inc. (a)                 100                    394

Noven Pharmaceuticals, Inc.       700                    4,463
(a)

NPS Pharmaceuticals, Inc. (a)     100                    675

Nutraceutical International       600                    2,775
Corp. (a)

Omni Nutraceuticals, Inc. (a)     800                    1,650

ONYX Pharmaceuticals, Inc. (a)    700                    5,688

Organogenesis, Inc. (a)           931                    7,448

Ortec International, Inc. (a)     200                    1,800

OSI Pharmaceuticals, Inc. (a)     200                    1,125

OXiGENE, Inc. (a)                 800                    6,950

PAREXEL International Corp.       2,400                  23,700
(a)

PathoGenesis Corp. (a)            500                    8,750

PE Corp. (Celera Genomics         1,700                  48,875
Group) (a)

Pharmaceutical Product            2,100                  42,525
Development, Inc. (a)

Pharmacyclics, Inc. (a)           1,000                  28,250

PharmaPrint, Inc. (a)             2,300                  11,069

Polymedica Industries, Inc.       100                    2,638
(a)

Protein Design Labs, Inc.         1,400                  37,275

Pure World, Inc.                  440                    1,595

Quintiles Transnational Corp.     4,181                  149,732
(a)

Regeneron Pharmaceuticals,        1,000                  9,500
Inc. (a)

Rexall Sundown, Inc. (a)          3,200                  40,000

Ribozyme Pharmaceuticals,         300                    1,556
Inc. (a)

Roberts Pharmaceutical Corp.      2,000                  53,625
(a)

SafeScience, Inc. (a)             1,200                  25,350



                                 SHARES                 VALUE (NOTE 1)

Sangstat Medical Corp. (a)        1,400                 $ 28,875

Schein Pharmaceutical, Inc.       1,100                  15,263
(a)

Scios, Inc. (a)                   1,500                  5,531

Sepracor, Inc. (a)                1,600                  119,800

Serologicals Corp. (a)            1,750                  11,156

Shaman Pharmaceuticals, Inc.      5                      1
(a)

SICOR, Inc. (a)                   2,700                  10,800

SkyePharma PLC rights             200                    0
12/31/99 (a)

SonoSight, Inc. (a)               1,000                  27,750

Spectrx, Inc. (a)                 100                    813

Sugen, Inc. (a)                   1,000                  31,250

SuperGen, Inc. (a)                1,400                  28,000

Synaptic Pharmaceutical Corp.     500                    3,656
(a)

Technical Chemicals &             100                    116
Products, Inc. (a)

Texas Biotechnology Corp. (a)     300                    1,181

Theragenics Corp. (a)             1,000                  9,813

Thermotrex Corp. (a)              600                    4,538

Titan Pharmaceuticals, Inc.       100                    850
(a)

Transkaryotic Therapies, Inc.     1,200                  47,250
(a)

Triangle Pharmaceuticals,         1,100                  20,213
Inc. (a)

Trimeris, Inc. (a)                1,000                  24,563

Twinlab Corp. (a)                 2,200                  19,456

U.S. Bioscience, Inc. (a)         300                    3,469

V.I. Technologies, Inc. (a)       800                    4,300

Valentis, Inc. (a)                157                    854

Ventana Medical Systems, Inc.     1,500                  24,000
(a)

Vertex Pharmaceuticals, Inc.      1,700                  47,175
(a)

Vical, Inc. (a)                   500                    6,688

ViroPharma, Inc. (a)              1,100                  19,113

Vivus, Inc. (a)                   1,100                  3,541

Weider Nutrition                  400                    1,700
International, Inc.  Class A

XOMA Ltd. (a)                     4,500                  20,531

Zonagen, Inc. (a)                 1,100                  4,400

                                                         5,686,478

MEDICAL EQUIPMENT & SUPPLIES
- 1.9%

Acuson Corp. (a)                  800                    12,600

ADAC Laboratories (a)             1,100                  6,463

Advanced Neuromodulation          100                    869
Systems, Inc. (a)

Aksys Ltd. (a)                    100                    588

ALARIS Medical, Inc. (a)          1,900                  6,294

Allied Healthcare Products,       100                    288
Inc. (a)

American Dental Technologies,     100                    288
Inc. (a)

AmeriSource Health Corp.          2,900                  74,856
Class A (a)

Angeion Corp. (a)                 40                     129

Aradigm Corp. (a)                 100                    909

Arrow International, Inc.         700                    20,300

Arthrocare Corp. (a)              800                    28,650

ATS Medical, Inc. (a)             100                    963

Avitar, Inc. (a)                  2,400                  7,500

Bacou USA, Inc. (a)               600                    10,800

Ballard Medical Products          2,500                  61,250

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Baxter International, Inc.        100                   $ 8
rights 12/31/07 (a)

Bergen Brunswig Corp. Class A     4,925                  76,030

Bindley Western Industries,       810                    13,568
Inc.

Bio-Plexus, Inc. (a)              100                    400

Bio-Rad Laboratories, Inc.        300                    7,988
Class A (a)

Bio-Vascular, Inc. (a)            400                    1,150

Bionx Implants, Inc. (a)          100                    425

Bolle, Inc. (a)                   100                    263

Bradley Pharmaceuticals, Inc.     1,200                  1,350
Class A (a)

BriteSmile, Inc. (a)              1,400                  13,125

Candela Corp. (a)                 900                    12,600

Cardiac Pathways Corp. (a)        20                     73

Cardima, Inc. (a)                 900                    1,575

CardioThoracic Systems, Inc.      1,300                  23,644
(a)

Cell Tech International, Inc.     10                     51
(a)

Chad Therapeutics, Inc. (a)       100                    106

Closure Medical Corp. (a)         1,300                  18,525

CNS., Inc. (a)                    300                    1,088

Coherent, Inc. (a)                800                    15,150

Cohesion Technologies, Inc.       100                    588
(a)

Colorado Medtech, Inc. (a)        1,300                  24,863

Computer Motion, Inc. (a)         400                    4,425

Conceptus, Inc. (a)               100                    147

CONMED Corp. (a)                  1,400                  39,200

Cooper Companies, Inc.            200                    4,788

Cyberonics, Inc. (a)              1,500                  27,844

Cygnus, Inc. (a)                  300                    3,506

Datascope Corp.                   600                    18,750

Dentsply International, Inc.      3,400                  84,363

Diametrics Medical, Inc. (a)      2,500                  14,063

Dianon Systems, Inc. (a)          100                    1,075

Digene Corp. (a)                  100                    1,275

Dionex Corp. (a)                  800                    31,850

E-Z-EM, Inc. Class A (a)          100                    525

Eclipse Surgical Technologies     2,180                  31,338
(a)

EMPI, Inc. (a)                    100                    2,644

Endocardial Solutions, Inc.       100                    963
(a)

Endosonics Corp. (a)              400                    3,325

Fischer Imaging Corp. (a)         100                    131

General Surgical Innovations,     200                    1,406
Inc. (a)

Graham-Field Health Products,     400                    525
Inc. (a)

Guardian Technologies             1,400                  1,663
International, Inc. (a)

Haemonetics Corp. (a)             1,000                  19,563

Heartport, Inc. (a)               800                    1,850

Henry Schein, Inc. (a)            2,800                  47,775

Hillenbrand Industries, Inc.      3,900                  111,150

Hologic, Inc. (a)                 600                    2,963

Horizon Medical Products,         600                    1,950
Inc. (a)

I-Stat Corp. (a)                  100                    1,063



                                 SHARES                 VALUE (NOTE 1)

ICU Medical, Inc. (a)             100                   $ 1,613

Imatron, Inc. (a)                 2,400                  3,000

Innovasive Devices, Inc. (a)      1,700                  11,900

Integrated Surgial Systems,       3,500                  10,719
Inc. (a)

Intermagnetics General Corp.      402                    2,462

Interpore International (a)       500                    3,219

Invacare Corp.                    1,900                  35,506

Iridex Corp. (a)                  100                    463

Kensey Nash Corp. (a)             100                    1,081

KeraVision, Inc. (a)              1,200                  18,900

Laserscope, Inc. (a)              100                    109

LaserSight, Inc. (a)              1,100                  13,613

Lifecore Biomedical, Inc. (a)     100                    1,081

Lunar Corp. (a)                   100                    800

Maxxim Medical, Inc. (a)          400                    9,850

Mentor Corp.                      700                    16,363

Merit Medical Systems, Inc.       100                    650
(a)

Micro Therapeutics, Inc. (a)      100                    1,025

Milestone Scientific, Inc. (a)    200                    150

MiniMed, Inc. (a)                 1,200                  109,125

Minntech Corp.                    100                    1,113

NCS HealthCare, Inc. (a)          2,500                  9,063

Neoprobe Corp. (a)                400                    213

Nexell Therapeutics, Inc. (a)     500                    719

NMT Medical, Inc. (a)             100                    228

Novametrix Medical Systems,       200                    800
Inc. (a)

Novoste Corp. (a)                 1,300                  28,519

Oakley, Inc. (a)                  2,300                  14,088

Ocular Sciences, Inc. (a)         1,700                  27,944

OEC Medical Systems, Inc. (a)     1,200                  41,400

Omnicare, Inc.                    5,600                  53,900

Optical Sensors, Inc. (a)         100                    103

Osteotech, Inc. (a)               1,400                  28,875

Owens & Minor, Inc.               1,100                  12,169

Palomar Medical Technologies,     185                    445
Inc. (a)

Patterson Dental Co. (a)          2,050                  84,050

Perclose, Inc. (a)                800                    42,350

Perrigo Co. (a)                   2,800                  22,225

PharmaNetics, Inc. (a)            100                    650

Photoelectron Corp. (a)           100                    256

PLC Systems, Inc. (a)             600                    1,838

Possis Medical, Inc. (a)          100                    1,031

Premier Laser Systems, Inc.       400                    700
Class A (a)

Priority Healthcare Corp. (a)     1,606                  45,169

Protocol Systems, Inc. (a)        100                    725

PSS World Medical, Inc. (a)       4,675                  41,783

Q-Medical, Inc. (a)               100                    438

Quigley Corp. (a)                 600                    2,963

Radiance Medical Systems,         100                    525
Inc. (a)

Resmed, Inc. (a)                  1,100                  30,525

Respironics, Inc. (a)             1,092                  10,852

Sabratek Corp. (a)                1,200                  4,650

Schick Technologies, Inc. (a)     1,100                  2,338

Scott Technologies, Inc.          1,000                  18,969
Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Sonus Pharmaceuticals, Inc.       700                   $ 2,581
(a)

Spacelabs Medical, Inc. (a)       800                    12,400

Staar Surgical Co. (a)            100                    1,188

Steris Corp. (a)                  2,200                  27,638

Stryker Corp.                     4,200                  242,025

Summit Technology, Inc.           1,081                  17,296

Sunrise Medical, Inc. (a)         800                    5,600

Sunrise Technologies, Inc. (a)    3,700                  15,725

Sybron International, Inc. (a)    5,600                  144,200

Techne Corp. (a)                  900                    27,900

Thermedics, Inc. (a)              1,300                  8,694

Thermo Cardiosystems, Inc. (a)    1,300                  10,888

Thoratec Laboratories Corp.       200                    1,800
(a)

Trex Medical Corp. (a)            1,000                  4,375

Uromed Corp. (a)                  120                    143

Vallen Corp. (a)                  100                    1,413

Varian Medical Systems, Inc.      2,300                  49,738

Vasomedical, Inc. (a)             400                    488

Vidamed, Inc. (a)                 100                    200

Vista Medical Technologies,       100                    56
Inc. (a)

VISX, Inc. (a)                    2,600                  235,300

Vital Signs, Inc.                 300                    6,019

Vivid Technologies, Inc. (a)      400                    1,475

Voxel (a)                         100                    0

Wesley Jessen Visioncare,         1,300                  39,894
Inc. (a)

Xomed Surgical Products, Inc.     850                    49,991
(a)

Zila, Inc. (a)                    1,800                  5,681

Zoll Medical Corp. (a)            1,000                  25,125

                                                         2,616,515

MEDICAL FACILITIES MANAGEMENT
- 1.1%

Advance Paradigm, Inc. (a)        300                    15,900

American Healthcorp, Inc. (a)     100                    669

American HomePatient, Inc. (a)    500                    438

American Medical Securities       500                    4,375
Group, Inc.

AmeriPath, Inc. (a)               700                    6,563

Amsurg Corp. Class A (a)          9                      66

Apria Healthcare Group, Inc.      1,600                  27,000
(a)

ARV Assisted Living, Inc. (a)     100                    306

Beverly Enterprises, Inc. (a)     5,600                  28,000

Cambridge Heart, Inc. (a)         1,200                  4,650

Carematrix Corp. (a)              2,500                  20,313

Centennial Healthcare Corp.       500                    2,000
(a)

Chronimed, Inc. (a)               100                    763

Clintrials Research, Inc. (a)     200                    1,200

Comprehensive Care Corp. (a)      300                    122

Covance, Inc. (a)                 3,800                  61,038

Coventry Health Care, Inc. (a)    1,200                  12,075

Cryolife, Inc. (a)                100                    1,419

Diagnostic Health Services,       600                    225
Inc. (a)

Emeritus Corp. (a)                100                    763

Express Scripts, Inc. Class A     1,400                  94,325
(a)



                                 SHARES                 VALUE (NOTE 1)

Foundation Health Systems,        4,200                 $ 53,550
Inc.  Class A (a)

Genesis Health Ventures, Inc.     1,200                  3,075
(a)

Global Unilabs Clinical           100                    0
Trials Ltd.

Hanger Orthopedic Group, Inc.     200                    2,750
(a)

Health Management Associates,     9,000                  72,000
Inc. Class A (a)

Health Power, Inc. (a)            400                    900

Health Risk Management, Inc.      100                    875
(a)

Home Health Corp. of America,     100                    6
Inc. (a)

Hooper Holmes, Inc.               400                    9,200

IMPATH, Inc. (a)                  400                    10,900

Innovative Clinical Solutions     1,100                  1,341
Ltd. (a)

Integrated Health Services,       1,700                  5,206
Inc. (a)

Laboratory Corp. of America       4,100                  11,788
Holdings (a)

Laser Vision Centers, Inc. (a)    1,600                  38,300

LCA-Vision, Inc. (a)              2,300                  15,381

Lifepoint Hospitals, Inc. (a)     3,500                  24,063

Lincare Holdings, Inc.            1,900                  50,113

LTC Healthcare, Inc. (a)          20                     33

Mariner Post-Acute Network,       3,100                  1,744
Inc. (a)

Matria Healthcare, Inc. (a)       3,000                  17,813

Maxicare Health Plans, Inc.       600                    2,925
(a)

Medical Resources, Inc. (a)       133                    187

MedicalControl, Inc. (a)          400                    3,200

Medquist, Inc. (a)                2,100                  73,106

Mid-Atlantic Medical              1,600                  13,500
Services, Inc. (a)

Monarch Dental Corp. (a)          400                    1,238

Neurocrine Biosciences, Inc.      800                    3,350
(a)

NovaCare, Inc. (a)                1,000                  1,125

Orthodontic Centers of            2,500                  40,625
America, Inc. (a)

Orthologic Corp. (a)              900                    2,250

Oxford Health Plans, Inc. (a)     2,800                  43,400

PacifiCare Health Systems,        2,300                  138,000
Inc.  Class A (a)

Paracelsus Healthcare Corp.       300                    375
(a)

Pediatric Services of             100                    144
America, Inc. (a)

Pediatrix Medical Group (a)       500                    7,469

PHP Healthcare Corp. (a)          200                    18

Phycor, Inc. (a)                  4,000                  16,250

PMR Corp. (a)                     300                    863

Province Healthcare Co. (a)       1,500                  23,625

Psychemedics Corp.                300                    1,406

Quest Diagnostics, Inc. (a)       1,300                  34,369

Quorum Health Group, Inc. (a)     4,700                  41,419

Raytel Medical Corp. (a)          100                    281

RehabCare Group, Inc. (a)         300                    6,281

Renal Care Group, Inc. (a)        3,000                  57,375

Renex Corp. (a)                   100                    531

Res-Care, Inc. (a)                650                    12,269

Response Oncology, Inc. (a)       200                    200

RightCHOICE Managed Care,         200                    2,163
Inc.  Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

Safeguard Health Enterprises,     200                   $ 750
Inc. (a)

SIBIA Neurosciences, Inc. (a)     100                    856

Sierra Health Services, Inc.      800                    9,500
(a)

Specialty Care Network, Inc.      100                    369
(a)

Sun Healthcare Group, Inc. (a)    3,950                  1,304

Sunrise Assisted Living, Inc.     1,700                  42,394
(a)

Syncor International Corp. (a)    1,000                  36,000

Total Renal Care Holdings,        5,100                  41,119
Inc. (a)

TransWorld Healthcare, Inc.       100                    200
(a)

Triad Hospitals, Inc. (a)         3,000                  33,563

Trigon Healthcare, Inc. (a)       2,500                  90,781

UniHolding Corp. (a)              100                    250

United Payors & United            650                    13,041
Providers, Inc. (a)

United Wisconsin Services,        200                    1,413
Inc.

Universal Health Services,        2,200                  73,425
Inc. Class B (a)

Urocor, Inc. (a)                  100                    450

Urologix, Inc. (a)                600                    2,175

US Oncology, Inc. (a)             3,258                  33,395

Vencor, Inc. (a)                  2,400                  192

VisionAmerica, Inc. (a)           1,800                  12,600

                                                         1,522,969

TOTAL HEALTH                                             9,825,962

HOLDING COMPANIES - 0.1%

Leucadia National Corp.           3,000                  63,563

Triarc Companies, Inc. Class      775                    16,275
A (a)

                                                         79,838

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.4%

ELECTRICAL EQUIPMENT - 1.1%

Acme Electric Corp. (a)           100                    488

Adaptive Broadband Corp. (a)      1,100                  35,063

Adtran, Inc. (a)                  1,800                  68,625

Advanced Lighting                 900                    7,313
Technologies, Inc. (a)

Allen Telecom, Inc. (a)           900                    7,594

American Power Conversion         7,600                  133,475
Corp. (a)

American Precision                100                    975
Industries, Inc. (a)

American Superconductor Corp.     600                    7,275
(a)

AMETEK, Inc.                      1,000                  20,813

Andrea Electronics Corp. (a)      400                    2,850

Anicom, Inc. (a)                  2,700                  16,706

Anixter International, Inc.       1,500                  31,594
(a)

ANTEC Corp. (a)                   1,300                  59,231

Avid Technology, Inc. (a)         2,000                  25,250

Baldor Electric Co.               1,266                  22,472

BMC Industries, Inc.              900                    11,081

California Amplifier, Inc. (a)    1,500                  18,750

Comtech Telecommunications        1,200                  11,100
Corp. (a)

Cymer, Inc. (a)                   1,600                  55,900



                                 SHARES                 VALUE (NOTE 1)

Detection Systems, Inc. (a)       100                   $ 1,000

Electric Fuel Corp. (a)           100                    125

Electro Rent Corp. (a)            800                    9,700

Energy Conversion Devices,        100                    1,400
Inc.

Excel Technology, Inc. (a)        400                    5,375

Faroudja, Inc. (a)                600                    1,875

Franklin Electric Co., Inc.       200                    14,100

Genlyte Group, Inc. (a)           400                    9,800

Glenayre Technologies, Inc.       6,000                  18,750
(a)

Globecomm Systems, Inc. (a)       400                    3,650

Hubbell, Inc. Class B             3,700                  143,606

Hughes Supply, Inc.               700                    16,275

IEC Electronics Corp. (a)         100                    313

Information Resources             600                    14,325
Engineering, Inc. (a)

L-3 Communications Holdings,      1,000                  39,688
Inc. (a)

Littelfuse, Inc. (a)              1,800                  35,775

LSI, Industries, Inc.             100                    2,369

MagneTek, Inc. (a)                1,300                  12,025

Oak Industries, Inc. (a)          1,400                  43,925

Omnipoint Corp. (a)               2,000                  81,000

Ortel Corp. (a)                   500                    9,219

Owosso Corp.                      100                    525

Pinnacle Systems (a)              1,400                  45,675

Pittway Corp. Class A             1,100                  36,231

Powerwave Technologies, Inc.      1,100                  46,681
(a)

Rayovac Corp. (a)                 2,000                  47,000

Rofin Sinar Technologies,         400                    2,600
Inc. (a)

Roper Industries, Inc.            900                    32,231

Satcon Technology Corp. (a)       100                    850

Sensormatic Electronics Corp.     4,700                  54,931
(a)

SLI, Inc. (a)                     2,150                  52,675

Smith (A.O.) Corp. Class B        700                    18,988

Spectrian Corp. (a)               1,100                  16,225

STM Wireless, Inc. Class A (a)    100                    294

Technitrol, Inc.                  500                    17,500

Teleflex, Inc.                    2,300                  106,950

Telular Corp. (a)                 75                     192

ThermoSpectra Corp. (a)           100                    1,556

Transcrypt International,         400                    950
Inc. (a)

ViaSat, Inc. (a)                  1,100                  16,294

Vicor Corp. (a)                   1,300                  25,106

ViewCast.com, Inc. (a)            2,000                  13,625

Watkins-Johnson Co.               300                    9,938

Woodhead Industries, Inc.         100                    1,094

Woodward Governor Co.             300                    7,463

Zenith Electronics Corp. (a)      900                    144

Zoltek Companies, Inc. (a)        500                    3,844

                                                         1,560,412

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.0%

Ag-Chem Equipment, Inc. (a)       100                    988

AGCO Corp.                        4,100                  42,281

Alamo Group, Inc.                 100                    925

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Allied Products Corp.             300                   $ 1,388

Applied Industrial                700                    10,544
Technologies, Inc.

Applied Power, Inc. Class A       2,355                  72,122

Astec Industries, Inc. (a)        800                    27,100

Asyst Technologies, Inc. (a)      400                    12,500

Autologic Information             100                    375
International, Inc. (a)

Baldwin Technology Co., Inc.      100                    238
Class A (a)

BOLDER Technologies Corp. (a)     2,100                  19,294

Brooks Automation, Inc. (a)       800                    17,400

Brown & Sharpe Manufacturing      100                    313
Co. Class A (a)

Cascade Corp.                     100                    1,075

Chart Industries, Inc.            150                    638

CMI Corp. Class A                 200                    1,600

Columbus McKinnon Corp.           500                    8,750

Commercial Intertech Corp.        400                    5,000

CTB International Corp. (a)       100                    775

CUNO, Inc. (a)                    800                    16,500

Detroit Diesel Corp.              500                    10,219

Donaldson Co., Inc.               1,300                  25,513

DT Industries, Inc.               400                    2,850

Eco Soil Systems, Inc. (a)        500                    3,469

EMCORE Corp. (a)                  900                    15,975

ESCO Electronics Corp. (trust     100                    1,244
receipt) (a)

Exide Corp.                       800                    8,850

Fansteel, Inc. (a)                100                    488

Farr Co. (a)                      150                    1,425

Fedders Corp.                     1,200                  7,800

Flow International Corp. (a)      800                    8,600

FSI International, Inc. (a)       700                    4,506

Gardner Denver Machinery,         750                    14,391
Inc. (a)

Gasonics International Corp.      100                    1,575
(a)

Gehl Co. (a)                      100                    2,019

Gencor Industries, Inc.           100                    631

Gleason Corp.                     500                    9,375

Global Industrial                 800                    8,900
Technologies, Inc. (a)

Gorman-Rupp Co.                   100                    1,575

Graco, Inc.                       650                    21,897

Greenbrier Companies, Inc.        100                    1,063

Hardinge, Inc.                    250                    3,813

Harnischfeger Industries,         6,400                  9,200
Inc.

Hirsch International Corp.        600                    1,050
Class A (a)

Ibis Technology Corp. (a)         700                    22,400

IDEX Corp.                        2,100                  62,081

Industrial Distribution           100                    488
Group, Inc. (a)

Ionics, Inc. (a)                  500                    14,625

JLG Industries, Inc.              2,300                  40,825

JLK Direct Distributions,         300                    2,456
Inc. Class A (a)

Kaman Corp. Class A               800                    10,450

Kaydon Corp.                      2,200                  67,513



                                 SHARES                 VALUE (NOTE 1)

Kennametal, Inc.                  2,000                 $ 53,000

Key Technology, Inc. (a)          100                    900

Lancer Corp. (a)                  100                    631

Lawson Products, Inc.             300                    6,900

Lincoln Electric Holdings,        1,400                  28,350
Inc.

Lindsay Manufacturing Co.         350                    5,994

Manitowoc Co., Inc.               1,200                  44,475

Mark IV Industries, Inc.          3,100                  61,419

Mattson Technology, Inc. (a)      200                    2,388

Middleby Corp. (a)                100                    575

MSC Industrial Direct, Inc.       2,800                  26,775
(a)

MTS Systems Corp.                 600                    6,600

NN Ball & Roller, Inc.            200                    1,375

Nordson Corp.                     600                    29,494

Osmonics, Inc. (a)                200                    1,838

PEC Israel Economic Corp. (a)     200                    6,838

Plasma-Therm, Inc. (a)            100                    328

Presstek, Inc. (a)                900                    5,513

PRI Automation, Inc. (a)          1,100                  31,488

Recovery Engineering, Inc. (a)    300                    10,444

Regal-Beloit Corp.                600                    13,388

Robotic Vision Systems, Inc.      300                    1,191
(a)

Semitool, Inc. (a)                100                    1,025

Specialty Equipment               600                    13,838
Companies, Inc. (a)

SpeedFam-IPEC, Inc. (a)           2,442                  24,115

Speizman Industries, Inc. (a)     100                    588

Stewart & Stevenson Services,     2,200                  26,125
Inc.

Strategic Distribution, Inc.      200                    450
(a)

Tennant Co.                       400                    13,525

Terex Corp. (a)                   1,800                  48,375

Thermo Fibertek, Inc. (a)         1,900                  12,825

Thermo Sentron, Inc. (a)          100                    1,550

Thomas Industries, Inc.           450                    8,747

Tokheim Corp. (a)                 100                    1,075

Toro Co.                          700                    25,725

Turbochef, Inc. (a)               500                    4,250

UCAR International, Inc. (a)      2,500                  60,938

Ultratech Stepper, Inc. (a)       2,100                  28,088

Valmont Industries, Inc.          900                    14,288

Varian Semiconductor              2,200                  50,050
Equipment Associates, Inc.
(a)

Veeco Instruments, Inc. (a)       1,100                  36,919

Waterlink, Inc. (a)               100                    269

Watts Industries, Inc. Class A    800                    17,600

Western Power & Equipment         100                    238
Corp. (a)

YieldUP International Corp.       1,300                  1,788
(a)

                                                         1,359,367

POLLUTION CONTROL - 0.3%

Aquagenix, Inc. (a)               100                    22

BHA Group Holdings, Inc.          110                    1,004
Class A

Calgon Carbon Corp.               1,300                  8,694

Casella Waste Systems, Inc.       1,600                  27,200
Class A (a)

CET Environmental Services,       100                    56
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - CONTINUED

Earth Sciences, Inc. (a)          800                   $ 200

Flanders Corp. (a)                200                    550

GTS Duratek, Inc. (a)             100                    638

Insituform Technologies, Inc.     1,600                  33,200
Class A (a)

IT Group, Inc. (The) (a)          316                    3,772

Met-Pro Corp.                     100                    1,213

Ogden Corp.                       3,300                  75,075

Recycling Industries, Inc. (a)    200                    10

Republic Services, Inc. Class     6,500                  70,688
A (a)

Safety-Kleen Corp. (a)            3,950                  50,363

Stericycle, Inc. (a)              1,700                  27,094

Tetra Tech, Inc. (a)              2,807                  45,087

TETRA Technologies, Inc. (a)      400                    4,150

ThermoRetec Corp.                 100                    488

U.S. Liquids, Inc. (a)            500                    3,750

U.S. Plastic Lumber Co. (a)       2,500                  26,563

Waste Connections, Inc. (a)       1,700                  36,656

Waste Industries, Inc. (a)        800                    12,000

                                                         428,473

TOTAL INDUSTRIAL MACHINERY &                             3,348,252
EQUIPMENT

MEDIA & LEISURE - 7.7%

BROADCASTING - 3.6%

5Th Avenue Channel Corp. (a)      500                    1,344

Adelphia Communications Corp.     1,900                  117,800
 Class A (a)

Advanced Communication            400                    5,125
Systems, Inc. (a)

American Tower Corp. Class A      5,720                  130,130
(a)

AMFM, Inc. (a)                    8,241                  405,869

Ascent Entertainment Group,       2,200                  29,975
Inc. (a)

BHC Communications, Inc.          700                    92,050
Class A

Cablevision Systems Corp.         4,538                  317,660
Class A (a)

CAIS Internet, Inc.               1,900                  23,038

CD Radio, Inc. (a)                1,300                  42,169

Century Communications Corp.      3,700                  172,513
Class A. (a)

Chris-Craft Industries, Inc.      2,042                  103,376

Citadel Communications Corp.      1,800                  66,825
(a)

Cox Communications, Inc.          22,631                 841,590
Class A (a)

Cox Radio, Inc. Class A (a)       800                    42,400

Cumulus Media, Inc. (a)           900                    25,088

E.W. Scripps Co. Class A          2,800                  134,400

EchoStar Communications Corp.     1,300                  108,713
 Class A (a)

Emmis Broadcasting                1,000                  56,500
Communications Corp. Class A
(a)

Entercom Communications Corp.     400                    14,600

Gaylord Entertainment Co.         1,000                  30,500

Granite Broadcasting Corp. (a)    1,900                  21,375

Hearst-Argyle Television,         2,383                  60,320
Inc. (a)



                                 SHARES                 VALUE (NOTE 1)

HighwayMaster Communications,     400                   $ 587
Inc. (a)

Hispanic Broadcasting Corp.       1,900                  142,025
(a)

Infinity Broadcasting Corp.       3,600                  97,425
Class A

Jones Intercable, Inc. Class      2,000                  87,750
A (a)

LodgeNet Entertainment Corp.      1,200                  17,250
(a)

Metro One Telecommunications,     700                    9,800
Inc. (a)

Metromedia International          2,200                  13,750
Group, Inc. (a)

Nielsen Media Research, Inc.      3,100                  113,731
(a)

NorthPoint Communication          5,800                  153,338
Holdings, Inc.

NTL, Inc. (a)                     3,500                  343,656

PanAmSat Corp. (a)                1,100                  40,631

Paxson Communications Corp.       6,200                  89,125
(a)

Pegasus Communications Corp.      1,000                  42,000
(a)

Radio One, Inc. (a)               1,000                  41,688

Sinclair Broadcast Group,         2,500                  40,625
Inc.  Class A (a)

SpeedUs.com (a)                   1,800                  7,313

TCI Satellite Entertainment,
Inc.:

 Class A (a)                      3,800                  13,538

 Class B (a)                      100                    350

Telscape International, Inc.      200                    1,450
(a)

TV Guide, Inc. (a)                2,700                  74,925

United Television, Inc.           300                    32,400

UnitedGlobalCom, Inc. (a)         1,200                  87,900

Univision Communications,         4,400                  324,500
Inc.  Class A (a)

US Wireless Corp. (a)             1,900                  5,997

USA Networks, Inc. (a)            5,363                  240,665

ValueVision International,        800                    19,100
Inc. (a)

Westwood One, Inc. (a)            1,000                  38,375

Young Broadcasting, Inc.          800                    48,150
Class A (a)

                                                         4,971,404

ENTERTAINMENT - 1.0%

Alliance Gaming Corp. (a)         200                    1,275

AMC Entertainment, Inc. (a)       1,400                  19,600

American Bingo & Gaming Corp.     500                    531
(a)

American Classic Voyages Co.      1,200                  24,450
(a)

American Coin Merchandising,      300                    1,219
Inc. (a)

Ameristar Casinos, Inc. (a)       100                    400

AMF Bowling, Inc. (a)             1,900                  7,600

Bally Total Fitness Holding       700                    22,444
Corp. (a)

Brilliant Digital                 300                    1,088
Entertainment, Inc. (a)

Carmike Cinemas, Inc. Class A     500                    6,750
(a)

Cedar Fair LP (depository         600                    13,088
unit)

Family Golf Centers, Inc. (a)     1,350                  1,688

Fox Entertainment Group, Inc.     6,500                  149,906

Hollywood Entertainment Corp.     1,400                  18,988
(a)

Hollywood Park, Inc. (a)          1,000                  16,938

Image Entertainment, Inc. (a)     800                    3,650

International Speedway Corp.      1,510                  76,916
Class A

Isle Capri Casinos, Inc. (a)      3,400                  32,725

J2 Communications (a)             600                    10,725

K-Tel International, Inc. (a)     500                    2,766

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Kushner Locke Co. (a)             1,000                 $ 4,250

Lakes Gaming, Inc.                350                    3,959

Mandalay Resort Group (a)         5,000                  102,500

Metro-Goldwyn-Mayer, Inc. (a)     5,800                  116,000

MGM Grand, Inc. (a)               1,203                  59,097

Multimedia Games, Inc. (a)        300                    1,650

New Frontier Media, Inc. (a)      1,300                  8,816

On Command Corp. (a)              1,100                  19,800

Park Place Entertainment          15,200                 171,950
Corp.

Pixar (a)                         2,300                  78,344

Platinum Entertainment, Inc.      500                    2,406
(a)

Premier Parks, Inc. (a)           3,800                  124,450

Quintel Communications, Inc.      200                    300
(a)

Rentrak Corp. (a)                 400                    2,088

Scientific Games Holdings         700                    14,219
Corp. (a)

SFX Entertainment, Inc. Class     2,250                  92,672
A (a)

Speedway Motorsports, Inc. (a)    1,300                  48,506

Sports Club Co., Inc. (The)       100                    588
(a)

Ticketmaster Online               1,100                  28,188
CitySearch, Inc.

Todd-AO Corp. Class A             1,300                  18,444

Trimark Holdings, Inc. (a)        100                    369

Vail Resorts, Inc. (a)            1,100                  19,456

Visual Data Corp. (a)             200                    1,825

Zomax, Inc. (a)                   1,000                  22,813

                                                         1,355,437

LEISURE DURABLES & TOYS - 0.5%

Adams Golf, Inc. (a)              900                    2,672

Aldila, Inc. (a)                  900                    1,181

Arctic Cat, Inc.                  900                    8,494

Authentic Fitness Corp.           800                    13,850

Callaway Golf Co.                 4,900                  48,694

Champion Enterprises, Inc. (a)    1,500                  12,750

Coachmen Industries, Inc.         600                    9,488

Coastcast Corp. (a)               300                    3,750

Coleman, Inc. (a)                 1,600                  14,700

Excelsior Henderson               100                    331
Motorcycle Manufacturing Co.
(a)

Harley-Davidson, Inc.             6,300                  343,350

Huffy Corp.                       400                    4,400

JAKKS Pacific, Inc. (a)           1,000                  30,250

K2, Inc.                          500                    4,563

Knickerbocker (L. L.) Co. (a)     200                    10

Marvel Enterprises, Inc. (a)      1,000                  5,438

National R.V. Holdings, Inc.      300                    7,238
(a)

Play By Play Toys &               200                    263
Novelties, Inc. (a)

Polaris Industries, Inc.          1,700                  61,094

PTI Holding, Inc. (a)             100                    184

Rawlings Sporting Goods, Inc.     500                    4,656
(a)

RockShox, Inc. (a)                100                    94

Russ Berrie & Co., Inc.           700                    16,406

Silicon Gaming, Inc. (a)          800                    232



                                 SHARES                 VALUE (NOTE 1)

Steinway Musical Instruments,     200                   $ 4,175
Inc. (a)

T-HQ, Inc. (a)                    800                    25,300

Thor Industries, Inc.             350                    9,406

Toymax International, Inc. (a)    2,300                  20,413

West Marine, Inc. (a)             500                    4,469

Winnebago Industries, Inc.        1,600                  38,300

                                                         696,151

LODGING & GAMING - 0.6%

Anchor Gaming (a)                 400                    19,437

Argosy Gaming Co. (a)             2,100                  28,481

Aztar Corp. (a)                   1,300                  11,944

Boyd Gaming Corp. (a)             1,600                  8,600

Buckhead America Corp. (a)        100                    600

Championship Auto Racing          1,200                  39,825
Teams, Inc. (a)

Choice Hotels International,      2,100                  34,125
Inc. (a)

Churchill Downs, Inc.             1,200                  31,200

Crescent Operating, Inc. (a)      100                    475

Dover Downs Entertainment,        1,300                  19,013
Inc.

Extended Stay America, Inc.       3,100                  27,900
(a)

Florida Panthers Holdings,        500                    4,969
Inc.  Class A (a)

Gtech Holdings Corp. (a)          2,700                  68,175

Hammons (John Q) Hotels, Inc.     100                    425
 Class A (a)

Hospitality Worldwide             100                    263
Services, Inc. (a)

International Game Technology     5,600                  98,000

Interstate Hotels Corp. (a)       170                    616

Lodgian, Inc. (a)                 1,000                  4,375

Marcus Corp.                      950                    11,341

Penn National Gaming, Inc. (a)    200                    1,825

Players International, Inc.       1,200                  9,113
(a)

Prime Hospitality Corp. (a)       1,660                  15,459

Promus Hotel Corp. (a)            4,400                  127,875

ShoLodge, Inc. (a)                100                    525

Starwood Hotels & Resorts         6,900                  164,306
Worldwide, Inc.

Station Casinos, Inc. (a)         800                    16,200

Suburban Lodges of America,       300                    1,856
Inc. (a)

Sunburst Hospitality Corp. (a)    300                    1,819

Sunterra Corp. (a)                2,400                  31,650

Supertel Hospitality, Inc. (a)    100                    1,300

Trump Hotels & Casino             2,900                  14,319
Resorts, Inc. (a)

U.S. Franchise Systems, Inc.      1,200                  19,950
Class A (a)

WMS Industries, Inc. (a)          1,800                  19,575

                                                         835,536

PUBLISHING - 1.1%

Applied Graphics                  760                    6,840
Technologies, Inc. (a)

Banta Corp.                       1,000                  23,500

Belo (A.H.) Corp. Class A         6,800                  128,775

Central Newspapers, Inc.          2,100                  88,856
Class A

Franklin Covey Co. (a)            900                    6,975

Gibson Greetings, Inc. (a)        2,100                  8,269

Harte Hanks Communications,       3,400                  76,288
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

Hollinger International, Inc.     6,600                 $ 70,950
Class A

Houghton Mifflin Co.              1,900                  90,725

IDG Books Worldwide, Inc. (a)     700                    12,031

Individual Investor Group,        900                    2,278
Inc. (a)

Journal Register Co. (a)          1,000                  15,375

Lee Enterprises, Inc.             1,400                  40,163

The McClatchy Co., Class A        2,300                  79,494

Media General, Inc. Class A       1,600                  78,400

Nelson Thomas, Inc.               200                    2,013

Pacific Chemical, Inc. (a)        100                    0

Penton Media, Inc.                1,700                  23,375

Playboy Enterprises, Inc.         1,200                  25,275
Class B (a)

PRIMEDIA, Inc. (a)                4,500                  62,156

Reader's Digest Association,      5,500                  171,875
Inc.  Class A (non-vtg.)

Scholastic Corp. (a)              600                    23,775

Standex International Corp.       400                    9,150

Topps Co., Inc. (a)               3,800                  33,725

Washington Post Co. Class B       500                    269,500

John Wiley & Sons, Inc. Class     2,000                  32,500
A

Ziff-Davis, Inc. (a)              3,700                  57,119

                                                         1,439,382

RESTAURANTS - 0.9%

Applebee's International,         1,900                  59,019
Inc.

ARK Restaurants Corp. (a)         100                    1,075

Avado Brands, Inc.                1,700                  11,688

Benihana, Inc. Class A (a)        100                    1,600

Big Buck Brew & Steakhouse,       100                    163
Inc. (a)

Bob Evans Farms, Inc.             2,800                  57,050

Boston Chicken, Inc. (a)          1,100                  385

Brinker International, Inc.       3,800                  91,200
(a)

Buca, Inc.                        300                    3,525

Buffets, Inc. (a)                 3,500                  39,156

CBRL Group, Inc.                  4,300                  56,438

CEC Entertainment, Inc. (a)       1,900                  52,963

Champps Entertainment, Inc.       100                    250
Delaware (a)

Chart House Enterprises, Inc.     100                    556
(a)

Cheesecake Factory, Inc. (a)      1,600                  48,400

CKE Restaurants, Inc.             4,143                  33,403

Consolidated Products, Inc.       881                    12,775
(a)

Cooker Restaurant Corp.           60                     334

Dave & Busters, Inc. (a)          900                    10,575

Einstein/Noah Bagel Corp. (a)     500                    359

Elxsi Corp. (a)                   100                    1,206

Fine Host Corp. (a)               700                    210

Foodmaker, Inc. (a)               2,800                  64,575

Friendly Ice Cream Corp. (a)      900                    5,428

Frisch's Restaurants, Inc.        100                    1,025

Garden Fresh Restaurant Corp.     100                    1,913
(a)

IHOP Corp. (a)                    600                    13,500



                                 SHARES                 VALUE (NOTE 1)

Il Fornaio America Corp. (a)      100                   $ 1,000

J. Alexanders Corp. (a)           100                    325

Landry's Seafood Restaurants,     1,100                  9,350
Inc. (a)

Lone Star Steakhouse Saloon       4,100                  31,263
(a)

Luby's, Inc.                      800                    10,700

Max & Ermas Restaurants, Inc.     100                    713
(a)

Morrison Management               100                    2,350
Specialists, Inc.

Morton's Restaurant Group,        100                    1,900
Inc. (a)

New World Coffee-Manhattan        150                    253
Bagel, Inc. (a)

NPC International, Inc. (a)       700                    7,919

O Charleys, Inc. (a)              150                    2,306

Outback Steakhouse, Inc. (a)      3,400                  100,725

P. F. Chang's China Bistro,       1,400                  30,800
Inc. (a)

Panera Bread Co. (a)              100                    638

Papa John's International,        1,900                  75,525
Inc. (a)

Piccadilly Cafeterias, Inc.       100                    725

PJ America, Inc. (a)              500                    9,563

Planet Hollywood                  1,800                  450
International, Inc.  Class A
(a)

Prandium, Inc. (a)                2,800                  1,148

Rainforest Cafe, Inc. (a)         3,050                  20,016

Rare Hospitality                  1,300                  25,594
International, Inc. (a)

Ruby Tuesday, Inc.                1,200                  21,750

Ryan's Family Steak Houses,       2,700                  26,156
Inc. (a)

Santa Barbara Restaurant          500                    1,031
Group, Inc. (a)

Sbarro, Inc. (a)                  700                    19,250

Schlotzskys, Inc. (a)             300                    2,869

Shells Seafood Restaurants,       100                    294
Inc. (a)

Sodexho Marriott Services,        3,500                  49,438
Inc. (a)

Sonic Corp. (a)                   1,150                  35,219

Star Buffet, Inc. (a)             100                    488

Starbucks Corp. (a)               7,200                  164,700

Taco Cabana, Inc. Class A (a)     1,800                  16,650

Total Entertainment               100                    150
Restaurant Corp. (a)

Uno Restaurant Corp. (a)          100                    1,200

VICORP Restaurants, Inc. (a)      100                    1,738

                                                         1,242,967

TOTAL MEDIA & LEISURE                                    10,540,877

NONDURABLES - 2.6%

AGRICULTURE - 0.1%

Andersons, Inc.                   100                    1,044

Delta & Pine Land Co.             2,366                  66,987

Fresh America Corp. (a)           500                    5,031

Northland Cranberries, Inc.       700                    4,703
Class A

Tejon Ranch Co.                   400                    12,250

                                                         90,015

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

NONDURABLES - CONTINUED

BEVERAGES - 0.3%

Beringer Wine Estates             1,300                 $ 54,113
Holdings, Inc. Class B (a)

Boston Beer Co., Inc. Class A     500                    3,906
(a)

Buenos Aires Embotelladora SA     26                     0
sponsored ADR Class B (a)

Canandaigua Wine, Inc. Class      1,100                  63,663
A (a)

Celestial Seasonings, Inc. (a)    500                    9,938

Coca-Cola Bottling Co.            200                    11,525
Consolidated

Golden State Vinters, Inc.        500                    3,000
Class B (a)

M & F Worldwide Corp. (a)         300                    2,569

Mondavi (Robert) Corp. Class      900                    31,106
A (a)

National Beverage Corp. (a)       200                    1,675

Pepsi Bottling Group, Inc.        5,600                  106,050

Pepsi-Cola Puerto Rico            100                    569
Bottling Co.  Class B (a)

Whitman Corp.                     5,500                  91,781

                                                         379,895

FOODS - 1.4%

Agribrands International,         600                    29,175
Inc. (a)

American Italian Pasta Co.        700                    19,600
Class A (a)

Aurora Foods, Inc. (a)            1,800                  30,375

Balance Bar Co. (a)               500                    2,719

Ben & Jerry's Homemade, Inc.      100                    1,950
Class A (a)

Bridgford Foods Corp.             110                    1,114

Chiquita Brands                   3,800                  25,175
International, Inc.

Chock Full-O-Nuts Corp. (a)       100                    1,044

Corn Products International,      2,300                  74,894
Inc.

Darling International, Inc.       100                    150
(a)

Dean Foods Co.                    2,400                  96,600

Del Monte Foods Co. (a)           3,300                  49,913

Dole Food Co., Inc.               3,400                  85,638

Dreyer's Grand Ice Cream,         1,200                  20,400
Inc.

Earthgrains Co.                   2,600                  62,725

Flowers Industries, Inc.          5,900                  93,294

Fresh Foods, Inc. (a)             38                     333

Gardenburger, Inc. (a)            700                    4,900

Golden Enterprises                100                    306

Horizon Organic Holding Corp.     700                    8,356
(a)

Hormel Foods Corp.                2,500                  100,625

IBP, Inc.                         5,100                  116,981

Imperial Sugar Co.                262                    1,588

International Home Foods,         4,200                  84,000
Inc. (a)

International Multifoods          700                    15,881
Corp.

Interstate Bakeries Corp.         4,100                  98,144

J & J Snack Food Corp. (a)        100                    2,100

Keebler Foods Co. (a)             4,400                  131,175

Lancaster Colony Corp.            2,650                  87,119

Lance, Inc.                       2,300                  29,900



                                 SHARES                 VALUE (NOTE 1)

McCormick & Co., Inc.             3,500                 $ 112,000
(non-vtg.)

Michael Foods, Inc.               1,600                  44,300

Midwest Grain Products, Inc.      100                    1,000
(a)

Nabisco Holdings Corp. Class A    2,800                  110,075

Opta Food Ingredients, Inc.       100                    334
(a)

Orange-Co., Inc. (a)              100                    606

Pilgrims Pride Corp.              900                    9,563

Pilgrims Pride Corp. Class A      450                    3,656

Ralcorp Holdings, Inc.            1,150                  18,831

Riviana Foods, Inc.               400                    7,650

Sanderson Farms, Inc.             200                    2,125

Smithfield Foods, Inc. (a)        2,500                  73,438

Smucker (J.M.) Co.                500                    11,500

Suiza Foods Corp. (a)             1,947                  62,061

Tasty Baking Co.                  100                    1,188

TCBY Enterprises, Inc.            700                    3,588

Thorn Apple Valley, Inc. (a)      400                    100

Tootsie Roll Industries, Inc.     1,027                  35,111

Tyson Foods, Inc.                 9,720                  156,128

Universal Foods Corp.             2,500                  52,813

Vlasic Foods International,       1,700                  12,538
Inc. (a)

WLR Foods, Inc. (a)               100                    725

Worthington Foods, Inc.           800                    10,500

                                                         2,006,004

HOUSEHOLD PRODUCTS - 0.6%

Aptargroup, Inc.                  2,400                  61,800

BioShield Technologies, Inc.      900                    9,956
(a)

Block Drug Co., Inc. Class A      712                    28,613

Brady (W.H.) Co. Class A          800                    24,000

Church & Dwight Co., Inc.         1,300                  60,450

Cyclopss Corp. (a)                400                    60

Dial Corp.                        4,600                  127,650

Ekco Group, Inc. (a)              100                    681

Enamelon, Inc. (a)                800                    850

Estee Lauder Companies, Inc.      6,000                  275,625

French Fragrances, Inc. (a)       500                    3,813

Nu Skin Enterprises, Inc.         1,000                  10,688
Class A (a)

Paragon Trade Brands, Inc. (a)    100                    31

Playtex Products, Inc. (a)        1,900                  27,669

Premark International, Inc.       3,200                  106,400

Racing Champions Corp. (a)        2,600                  16,656

Revlon, Inc. Class A (a)          1,300                  26,406

Safeskin Corp. (a)                1,700                  13,494

Tristar Corp. (a)                 100                    569

Ultralife Batteries, Inc. (a)     700                    3,281

USA Detergents, Inc. (a)          500                    2,438

Windmere-Durable Holdings,        700                    10,194
Inc. (a)

York Group, Inc.                  500                    3,000

                                                         814,324

TOBACCO - 0.2%

Dimon, Inc.                       1,500                  6,469

General Cigar Holdings, Inc.      700                    4,506
Class A (a)

RJ Reynolds Tobacco Holdings,     5,900                  161,881
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

NONDURABLES - CONTINUED

TOBACCO - CONTINUED

Schweitzer-Mauduit                1,000                 $ 13,563
International, Inc.

Standard Commercial Corp.         100                    406

Universal Corp.                   2,200                  62,425

                                                         249,250

TOTAL NONDURABLES                                        3,539,488

PRECIOUS METALS - 0.0%

Coeur d'Alene Mines Corp. (a)     900                    4,106

Echo Bay Mines Ltd. (a)           6,800                  9,112

Hecla Mining Co. (a)              7,400                  18,500

Royal Oak Mines, Inc. (a)         2,100                  21

Stillwater Mining Co. (a)         1,050                  23,166

                                                         54,905

RETAIL & WHOLESALE - 3.8%

APPAREL STORES - 0.8%

Abercrombie & Fitch Co. Class     4,000                  139,500
A (a)

American Eagle Outfitters,        2,250                  88,313
Inc. (a)

AnnTaylor Stores Corp. (a)        800                    26,500

Baker (J.), Inc.                  600                    4,500

Big Dog Holdings, Inc.            100                    563

Bon-Ton Stores, Inc. (a)          600                    3,038

Braun's Fashions Corp. (a)        1,000                  15,000

Buckle, Inc. (The) (a)            650                    10,969

Burlington Coat Factory           1,500                  24,750
Warehouse Corp.

Catherines Stores Corp. (a)       100                    1,338

Cato Corp. Class A                900                    12,094

Charming Shoppes, Inc. (a)        7,100                  39,494

Chicos Fas, Inc. (a)              800                    17,750

Childrens Place Retail            800                    25,300
Stores, Inc. (The) (a)

Claire's Stores, Inc.             3,200                  60,200

Deb Shops, Inc.                   100                    1,563

Dress Barn, Inc. (a)              900                    13,556

Ellet Brothers, Inc.              100                    697

Factory 2-U Stores, Inc. (a)      200                    5,713

Filene's Basement Corp. (a)       500                    453

Footstar, Inc. (a)                800                    26,000

Genesco, Inc. (a)                 700                    8,313

Global Imaging Systems, Inc.      300                    5,700
(a)

Goody's Family Clothing (a)       1,100                  10,141

Guess, Inc. (a)                   1,900                  25,056

Gymboree Corp. (a)                700                    3,631

Hibbett Sporting Goods, Inc.      400                    6,250
(a)

iTurf, Inc. (a)                   1,400                  17,150

Just for Feet, Inc. (a)           4,100                  16,656

Kenneth Cole Productions,         400                    13,675
Inc.  Class A (a)

Men's Wearhouse, Inc. (The)       2,565                  52,903
(a)



                                 SHARES                 VALUE (NOTE 1)

Paul Harris Stores, Inc. (a)      200                   $ 988

Payless ShoeSource, Inc. (a)      1,900                  94,763

Ross Stores, Inc.                 1,900                  79,088

Shoe Carnival, Inc. (a)           100                    1,163

Stage Stores, Inc. (a)            800                    6,700

Syms Corp. (a)                    300                    2,438

Talbots, Inc.                     1,000                  30,938

Track n Trail, Inc. (a)           100                    238

United Retail Group, Inc. (a)     500                    6,313

United Stationers, Inc. (a)       2,300                  52,038

Urban Outfitters, Inc. (a)        1,400                  39,988

Venator Group, Inc. (a)           4,400                  31,350

Wet Seal, Inc. Class A (a)        1,500                  22,875

Wilsons Leather Experts, Inc.     100                    1,663
(a)

                                                         1,047,309

APPLIANCE STORES - 0.0%

Cellstar Corp. (a)                900                    4,781

DRUG STORES - 0.1%

Drug Emporium, Inc. (a)           1,700                  12,750

Duane Reade, Inc. (a)             1,400                  44,100

Perfumania, Inc. (a)              800                    2,550

                                                         59,400

GENERAL MERCHANDISE STORES -
0.6%

7-Eleven, Inc. (a)                13,600                 28,050

99 Cents Only Stores (a)          1,681                  60,516

Ames Department Stores, Inc.      800                    23,500
(a)

BJ's Wholesale Club, Inc. (a)     3,900                  110,175

Bradlees, Inc. (a)                1,400                  26,338

Cost Plus, Inc. (a)               950                    42,275

Dollar Tree Stores, Inc. (a)      3,300                  108,900

Elder Beerman Stores Corp. (a)    2,400                  17,400

EZCORP, Inc. Class A              100                    525

Factory Card Outlet Corp. (a)     100                    113

Family Dollar Stores, Inc.        6,400                  126,000

Freds, Inc. Class A               325                    4,713

Gottschalks, Inc. (a)             300                    2,663

Hot Topic, Inc. (a)               700                    19,119

Jo-Ann Stores, Inc. Class A       600                    8,213
(a)

Lechters, Inc. (a)                700                    1,531

Mazel Stores, Inc. (a)            100                    888

Michaels Stores, Inc. (a)         1,000                  30,688

Neiman-Marcus Group, Inc. (a)     1,500                  33,375

Party City Corp. (a)              1,450                  4,169

Phar-Mor, Inc. (a)                100                    538

Saks, Inc. (a)                    7,613                  127,994

Service Merchandise, Inc. (a)     2,700                  759

Shopko Stores, Inc. (a)           2,200                  62,975

Stein Mart, Inc. (a)              4,300                  29,831

Value City Department Stores,     700                    8,750
Inc. (a)

                                                         879,998

GROCERY STORES - 0.6%

Central Garden & Pet Co. (a)      3,000                  23,250

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - CONTINUED

Fleming Companies, Inc.           3,100                 $ 37,394

Food Lion, Inc. Class A           24,700                 195,284

Hain Food Group, Inc. (a)         1,300                  34,125

Hannaford Brothers Co.            2,200                  157,850

Hawaiian Natural Water Co.,       100                    59
Inc. (a)

Ingles Markets, Inc. Class A      600                    8,063

Marsh Supermarkets, Inc.          100                    1,300
Class B

Nash-Finch Co.                    400                    3,625

Performance Food Group Co. (a)    1,300                  33,841

Pizza Inn, Inc.                   100                    313

Richfood Holdings, Inc. Class     3,100                  56,769
A

Ruddick Corp.                     1,500                  27,844

Schultz Sav-O Stores, Inc.        100                    1,600

Smart & Final, Inc.               700                    6,781

Synergy Brands, Inc. (a)          1,100                  1,134

U.S. Foodservice (a)              5,610                  116,758

United Natural Foods, Inc. (a)    2,300                  26,450

Weis Markets, Inc.                1,300                  46,069

Whole Foods Market, Inc. (a)      1,700                  61,094

Wild Oats Markets, Inc. (a)       1,050                  38,194

                                                         877,797

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.7%

1-800 CONTACTS, Inc. (a)          300                    6,525

800-JR Cigar, Inc. (a)            200                    2,100

AC Moore Arts & Crafts, Inc.      100                    503
(a)

Action Performance Companies,     1,500                  37,031
Inc. (a)

AgriBioTech, Inc. (a)             1,400                  5,469

Alloy Online, Inc.                1,800                  23,738

Audio Book Club, Inc. (a)         500                    4,844

Barnes & Noble, Inc. (a)          2,100                  49,744

Bed Bath & Beyond, Inc. (a)       5,300                  145,750

Beyond.com Corp. (a)              1,000                  16,875

Big Entertainment, Inc. (a)       800                    13,900

Blair Corp.                       200                    4,100

Blue Rhino Corp. (a)              1,100                  8,663

Boise Cascade Office Products     2,100                  20,213
Corp.

Books-A-Million, Inc. (a)         400                    3,750

Borders Group, Inc. (a)           4,800                  63,900

Brookstone, Inc. (a)              700                    11,725

Building Material Holding         400                    4,450
Corp. (a)

Cameron Ashley Building           100                    969
Products, Inc. (a)

Cannondale Corp. (a)              300                    2,888

CDnow, Inc. (a)                   913                    12,896

Coldwater Creek, Inc. (a)         300                    5,288

Cole National Corp. Class A       500                    3,969
(a)

Corporate Express, Inc. (a)       1,491                  13,279

Creative Computers, Inc. (a)      200                    1,150

Cyberian Outpost, Inc. (a)        2,100                  17,194

CyberShop International, Inc.     200                    1,400
(a)

Daisytek International Corp.      1,200                  13,950
(a)



                                 SHARES                 VALUE (NOTE 1)

Damark International, Inc.        200                   $ 1,600
Class A (a)

dELiA*s, Inc. (a)                 500                    4,063

E4L, Inc. (a)                     300                    1,313

Egghead.com, Inc. (a)             1,000                  7,563

Elcom International, Inc. (a)     2,600                  9,750

Enesco Group, Inc.                500                    8,625

eToys, Inc.                       4,100                  178,350

Fatbrain.com, Inc. (a)            400                    9,625

Finish Line, Inc. Class A (a)     1,400                  12,513

Finlay Enterprises, Inc. (a)      700                    9,625

Friedmans, Inc. Class A           400                    3,487

Gadzooks, Inc. (a)                300                    1,847

Genesis Direct, Inc. (a)          1,700                  691

Good Guys, Inc. (a)               2,500                  14,844

Guitar Center, Inc. (a)           2,500                  19,375

Hancock Fabrics, Inc.             700                    3,500

Handleman Co. (a)                 1,000                  13,250

HomeBase, Inc. (a)                1,200                  5,250

InterTAN, Inc. (a)                1,300                  24,050

Intimate Brands, Inc. Class A     11,530                 444,626

J Jill Group, Inc. (The) (a)      900                    15,075

Land's End, Inc. (a)              1,700                  85,638

Lets Talk Cellular &              400                    1,575
Wireless, Inc. (a)

Lillian Vernon Corp.              300                    3,806

Little Switzerland, Inc. (a)      100                    50

Metal Management, Inc. (a)        600                    900

Micro Warehouse, Inc. (a)         1,100                  13,475

Multiple Zones International,     400                    2,150
Inc. (a)

Musicland Stores Corp. (a)        1,100                  9,350

National Record Mart, Inc. (a)    600                    2,100

Natural Wonders, Inc. (a)         100                    256

Navarre Corp. (a)                 700                    6,584

Newpark Resources, Inc. (a)       2,200                  19,800

Officemax, Inc. (a)               7,500                  56,719

ONSALE, Inc. (a)                  400                    6,100

PC Connection, Inc. (a)           800                    10,150

PEAPOD, Inc. (a)                  800                    5,400

Petco Animal Supplies, Inc.       900                    11,250
(a)

PETsMART, Inc. (a)                8,900                  42,831

Pier 1 Imports, Inc.              3,450                  18,759

Rex Stores Corp. (a)              700                    28,000

RoweCom, Inc. (a)                 1,500                  27,000

School Specialty, Inc. (a)        2,101                  26,000

SCP Pool Corp. (a)                1,150                  26,450

Sharper Image Corp. (a)           700                    6,563

Shop At Home, Inc. (a)            800                    6,950

SkyMall, Inc. (a)                 500                    3,813

Sodak Gaming, Inc. (a)            300                    2,925

Spiegel, Inc. Class A (a)         5,600                  50,050

Sport Supply Group, Inc. (a)      100                    975

Sports Authority, Inc. (The)      5,300                  19,213
(a)

Sterling Vision, Inc. (a)         100                    331

Sunglass Hut International,       2,200                  27,775
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Systemax, Inc. (a)                1,100                 $ 10,244

Tiffany & Co., Inc.               2,700                  142,763

Tractor Supply Co. (a)            1,300                  26,813

Transmedia Network, Inc. (a)      100                    350

Transportation World              3,450                  41,400
Entertainment Corp. (a)

Tweeter Home Entertainment        800                    26,900
Group, Inc. (a)

U.S. Office Products Co. (a)      1,271                  4,925

U.S.A. Floral Products, Inc.      1,000                  4,188
(a)

UBid, Inc. (a)                    1,240                  26,195

Ultimate Electronics, Inc. (a)    800                    14,500

Valley Media, Inc. (a)            1,400                  17,150

Value America, Inc. (a)           3,400                  35,913

Vista Eyecare, Inc. (a)           900                    2,756

Whitehall Jewellers, Inc. (a)     900                    25,313

Williams-Sonoma, Inc. (a)         2,000                  78,000

Wilmar Industries, Inc. (a)       1,400                  18,900

Wolohan Lumber Co.                100                    1,275

Zale Corp. (a)                    2,300                  79,781

                                                         2,365,589

TOTAL RETAIL & WHOLESALE                                 5,234,874

SERVICES - 4.3%

ADVERTISING - 0.6%

Ackerley Group, Inc.              700                    10,675

ADVO, Inc. (a)                    2,100                  41,213

DoubleClick, Inc. (a)             1,600                  159,800

Getty Images, Inc. (a)            1,600                  33,000

HA-LO Industries, Inc. (a)        1,400                  8,487

Lamar Advertising Co. Class A     2,300                  96,025
(a)

Leapnet, Inc. (a)                 900                    1,969

Network Event Theater, Inc.       1,200                  30,300
(a)

Newgen Results Corp. (a)          1,600                  15,800

Outdoor Systems, Inc. (a)         4,075                  131,673

R.H. Donnelley Corp.              2,300                  39,819

TMP Worldwide, Inc. (a)           1,200                  66,450

Young & Rubicam, Inc.             3,100                  138,338

                                                         773,549

EDUCATIONAL SERVICES - 0.2%

Apollo Group, Inc. Class A (a)    3,500                  76,781

Career Education Corp. (a)        1,000                  26,000

Childrens Comprehensive           100                    688
Services, Inc. (a)

Devry, Inc. (a)                   2,200                  45,925

Education Management Corp. (a)    2,600                  33,638

GP Strategies Corp. (a)           100                    781

ITT Educational Services,         1,800                  28,125
Inc. (a)

Prosoft Training.Com (a)          100                    281



                                 SHARES                 VALUE (NOTE 1)

Quest Education Corp. (a)         900                   $ 8,269

Strayer Education, Inc.           1,500                  35,156

Whitman Education Group, Inc.     100                    300
(a)

                                                         255,944

LEASING & RENTAL - 0.5%

Aaron Rents, Inc. Class A         100                    1,688

AMERCO (a)                        700                    17,588

Avis Rent A Car, Inc. (a)         900                    19,800

Budget Group, Inc. Class A (a)    3,200                  28,200

Caribiner International, Inc.     700                    6,081
(a)

Central Parking Corp.             1,150                  36,944

Cort Business Services Corp.      200                    5,013
(a)

Crown Castle International        6,500                  98,313
Corp. (a)

Dollar Thrifty Automotive         1,400                  26,338
Group, Inc. (a)

DVI, Inc. (a)                     100                    1,681

GATX Corp.                        2,900                  96,788

Globe Business Resources,         100                    1,325
Inc. (a)

Hanover Compressor Co. (a)        900                    32,344

Hertz Corp. Class A               2,300                  92,719

Interpool, Inc.                   900                    8,550

Leasing Solutions, Inc. (a)       100                    75

McGrath RentCorp.                 400                    7,437

Mitcham Industries, Inc. (a)      400                    1,737

National Auto Credit, Inc. (a)    400                    360

Neff Corp. (a)                    1,800                  22,500

Rent-A-Center, Inc. (a)           1,900                  42,156

Rent-Way, Inc. (a)                711                    14,664

Superior Energy Services,         3,400                  21,250
Inc. (a)

United Rentals, Inc. (a)          3,885                  94,940

United Road Services, Inc. (a)    600                    2,175

Vari-Lite International, Inc.     100                    113
(a)

                                                         680,779

PRINTING - 0.4%

American Banknote Corp. (a)       300                    38

Big Flower Holdings, Inc. (a)     700                    20,213

Bowne & Co., Inc.                 2,100                  29,138

Cadmus Communications Corp.       100                    1,038

Champion Industries, Inc.         100                    600

Consolidated Graphics, Inc.       1,000                  42,250
(a)

CSS Industries, Inc. (a)          500                    10,375

Cunningham Graphics               400                    5,900
International, Inc. (a)

Cyrk, Inc. (a)                    500                    2,469

Ennis Business Forms, Inc.        100                    888

Harland (John H.) Co.             1,000                  19,875

Merrill Corp.                     1,700                  34,638

Nashua Corp. (a)                  300                    2,944

New England Business Service,     400                    11,300
Inc.

Paxar Corp. (a)                   1,500                  13,031

Reynolds & Reynolds Co. Class     2,500                  54,688
A

Standard Register Co.             800                    21,650

Valassis Communications, Inc.     3,050                  133,438
(a)

Vestcom International, Inc.       500                    1,656
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

SERVICES - CONTINUED

PRINTING - CONTINUED

Wallace Computer Services,        3,000                 $ 64,125
Inc.

World Color Press, Inc. (a)       1,060                  38,955

                                                         509,209

SERVICES - 2.6%

Abacus Direct Corp. (a)           600                    61,163

ABM Industries, Inc.              600                    13,800

ACNielsen Corp. (a)               3,500                  87,500

Administaff, Inc. (a)             100                    1,581

Alterra Healthcare Corp. (a)      600                    6,000

American Retirement Corp. (a)     600                    7,013

Analytical Surveys, Inc. (a)      200                    4,013

Angelica Corp.                    100                    1,238

APAC Teleservices, Inc. (a)       1,600                  3,800

Applied Analytical                100                    738
Industries, Inc. (a)

Assisted Living Concepts,         700                    1,969
Inc. (a)

Berlitz International, Inc.       300                    5,475
(a)

Billing Information Concepts      4,000                  21,000
Corp. (a)

Blount International, Inc.        43                     457

Boron LePore & Associates,        500                    3,047
Inc. (a)

Bright Horizons Family            1,400                  24,850
Solutions, Inc. (a)

Brookdale Living Communities,     300                    3,881
Inc. (a)

Building One Services Corp.       325                    4,225
(a)

Burns International Services      700                    10,981
Corp. (a)

Cadiz, Inc. (a)                   500                    5,000

Capital Senior Living Corp.       600                    4,725
(a)

Carriage Services, Inc. Class     1,700                  19,019
A (a)

Castle Dental Centers, Inc.       100                    375
(a)

Catalina Marketing Corp. (a)      600                    54,450

CDI Corp. (a)                     600                    18,075

Century Business Services,        2,500                  32,344
Inc. (a)

CheckFree Holdings Corp. (a)      2,000                  58,500

Chemed Corp.                      400                    12,150

Cintas Corp.                      4,275                  219,628

Coast Dental Services, Inc.       100                    388
(a)

Coinmach Laundry Corp. (a)        800                    9,500

COMFORCE Corp. (a)                100                    244

Comps.Com, Inc. (a)               1,900                  11,400

Computer Horizons Corp. (a)       1,000                  13,000

Convergys Corp. (a)               6,100                  125,813

Cornell Corrections, Inc. (a)     100                    1,588

Correctional Services Corp.       165                    1,227
(a)

CPI Corp.                         260                    8,450

Craig (Jenny), Inc. (a)           100                    263

Creditrust Corp. (a)              1,000                  26,000

Crestline Capital Corp. (a)       2,170                  41,094

Day Runner, Inc. (a)              400                    4,350

Diamond Technology Partners,      1,000                  33,125
Inc.  Class A (a)

Employee Solutions, Inc. (a)      400                    475

Fonar Corp.                       500                    516

Food Technology Service, Inc.     900                    3,488
(a)



                                 SHARES                 VALUE (NOTE 1)

Forrester Research, Inc. (a)      900                   $ 30,150

FYI, Inc. (a)                     1,400                  45,763

G & K Services, Inc. Class A      1,500                  62,344

Gartner Group, Inc. Class A       3,600                  75,375

General Magnaplate Corp.          100                    319

Gerald Stevens, Inc. (a)          2,700                  31,725

Greg Manning Auctions, Inc.       700                    10,063
(a)

Grow Biz International, Inc.      500                    3,000
(a)

Hagler Bailly, Inc. (a)           900                    6,131

Hall Kinion & Associates,         800                    6,100
Inc. (a)

HCIA, Inc. (a)                    100                    1,013

Headway Corporate Resources       400                    2,075
(a)

Insurance Auto Auctions, Inc.     200                    3,575
(a)

Interim Services, Inc. (a)        4,020                  74,119

International Telecom Data        1,950                  15,356
Systems, Inc. (a)

Iron Mountain, Inc. (a)           2,050                  64,575

iXL Enterprises, Inc. (a)         2,000                  49,250

Judge Group, Inc. (The) (a)       100                    119

Kelly Services, Inc. Class A      1,100                  30,938

Labor Ready, Inc. (a)             1,275                  20,480

Landauer, Inc.                    200                    5,000

Lason, Inc. (a)                   1,300                  58,744

Learning Tree International,      700                    8,925
Inc. (a)

Mac-Gray Corp. (a)                100                    731

Mace Security Intl., Inc. (a)     800                    6,950

Magellan Health Services,         1,100                  10,038
Inc. (a)

Manpower, Inc.                    4,400                  118,800

MapQuest.com, Inc. (a)            2,800                  33,775

Marketing Services Group,         700                    8,356
Inc. (a)

Maximus, Inc. (a)                 600                    20,775

Media Arts Group, Inc. (a)        600                    2,700

Media Metrix, Inc. (a)            600                    28,781

Medialink Worldwide, Inc. (a)     200                    2,925

Medpartners, Inc. (a)             6,700                  46,900

MemberWorks, Inc. (a)             900                    30,881

Metamor Worldwide, Inc. (a)       1,700                  27,253

Modem Media . Poppe Tyson,        900                    28,800
Inc. (a)

Modis Professional Services,      3,400                  53,763
Inc. (a)

National Processing, Inc. (a)     1,700                  14,663

Navigant Consulting, Inc. (a)     1,850                  81,169

NCO Group, Inc. (a)               1,848                  84,084

NewsEdge Corp. (a)                600                    4,575

NFO Worldwide, Inc. (a)           700                    9,188

NOVA Corp. (a)                    3,543                  92,118

Olsten Corp.                      5,300                  54,325

On Assignment, Inc. (a)           1,100                  32,863

Orthalliance, Inc. Class A (a)    100                    631

Per-Se Technologies, Inc. (a)     2,600                  9,263

Personnel Group of America,       1,000                  8,375
Inc. (a)

Pittston Co. (Brinks Group)       2,200                  52,388

Pre-Paid Legal Services, Inc.     1,500                  48,094
(a)

Precision Response Corp. (a)      400                    3,525

Premiere Technologies, Inc.       3,533                  23,075
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - CONTINUED

Prime Medical Services, Inc.      500                   $ 4,469
(a)

Profit Recovery Group             2,300                  87,544
International, Inc. (a)

Promedco Management Co. (a)       100                    381

Protection One, Inc. (a)          2,800                  9,800

RCM Technologies, Inc. (a)        1,300                  18,119

Regis Corp.                       2,800                  53,550

RemedyTemp, Inc. Class A (a)      900                    14,738

Renaissance Worldwide, Inc.       800                    3,900
(a)

Robert Half International,        3,300                  86,625
Inc. (a)

Rollins, Inc.                     1,400                  21,963

Romac International, Inc. (a)     1,440                  10,440

RTW, Inc. (a)                     400                    2,225

Rural/Metro Corp. (a)             2,000                  15,750

SCB Computer Technology, Inc.     800                    4,600
(a)

Seattle FilmWorks, Inc. (a)       700                    2,188

ServiceMaster Co.                 15,950                 263,175

SITEL Corp. (a)                   2,500                  9,844

Snyder Communications, Inc.       2,900                  59,088
(a)

SOS Staffing Services, Inc.       500                    2,969
(a)

Sotheby's Holdings, Inc.          1,800                  52,425
Class A

Source Information Management     1,800                  24,975
Co. (a)

Staff Leasing, Inc. (a)           400                    3,700

Staffmark, Inc. (a)               900                    8,747

StarTek, Inc. (a)                 1,000                  36,750

Streamline.com, Inc.              2,500                  18,281

Superior Consultant Holdings      1,200                  27,450
Corp. (a)

Teletech Holdings, Inc. (a)       1,900                  21,138

Thermolase Corp. (a)              1,300                  2,519

True North Communications         1,400                  46,113

Unifirst Corp.                    400                    6,050

Veterinary Centers of             2,500                  27,813
America, Inc. (a)

Viad Corp.                        3,500                  104,781

Vision Twenty-One, Inc. (a)       2,000                  10,250

Volt Information Sciences,        400                    9,625
Inc. (a)

Wackenhut Corp.                   600                    14,513

Wackenhut Corrections Corp.       600                    11,363

Warrantech Corp. (a)              100                    197

Westaff, Inc. (a)                 550                    3,369

York Research Corp. (a)           200                    1,000

                                                         3,615,248

TOTAL SERVICES                                           5,834,729

TECHNOLOGY - 23.2%

COMMUNICATIONS EQUIPMENT - 0.9%

Ace Communication Corp. (a)       100                    438

ACT Networks, Inc. (a)            400                    3,850

Advanced Fibre                    2,700                  44,044
Communications, Inc. (a)

Applied Innovation, Inc. (a)      100                    400



                                 SHARES                 VALUE (NOTE 1)

Applied Signal Technology,        100                   $ 925
Inc.

Aspect Telecommunications         2,700                  29,869
Corp. (a)

Broadband Technologies, Inc.      500                    1,063
(a)

Brooktrout Technology, Inc.       900                    14,175
(a)

C-Phone Corp. (a)                 600                    825

Carrier Access Corp. (a)          1,200                  58,200

Centigram Communications          300                    3,150
Corp. (a)

Checkpoint Systems, Inc. (a)      1,100                  9,350

Ciena Corp. (a)                   5,100                  179,138

Com21, Inc. (a)                   1,400                  25,200

Comdial Corp. (a)                 100                    850

Coyote Network Systems, Inc.      105                    715
(a)

Data Race, Inc. (a)               700                    1,772

Davox Corp. (a)                   400                    5,575

Digital Link Corp. (a)            100                    913

DSP Communications, Inc. (a)      2,100                  49,350

Dycom Industries, Inc. (a)        750                    23,156

Elcotel, Inc. (a)                 500                    813

Excel Switching Corp. (a)         1,900                  66,263

Executone Information             3,900                  14,138
Systems, Inc. (a)

General DataComm Industries       600                    1,463
(a)

Harmon Industries, Inc.           400                    6,950

IFR Systems, Inc. (a)             150                    628

Inter-Tel, Inc.                   800                    17,100

InterDigital Communication        1,700                  10,306
Corp. (a)

InterVoice, Inc. (a)              2,296                  31,570

ITI Technologies, Inc. (a)        300                    6,938

Jabil Circuit, Inc. (a)           3,300                  147,881

Larscom, Inc. Class A (a)         1,300                  3,006

Lo Jack Corp. (a)                 1,700                  15,406

Metricom, Inc. (a)                1,400                  33,600

Microlog Corp. (a)                100                    178

Natural MicroSystems Corp. (a)    1,700                  20,188

Network Equipment                 2,000                  17,500
Technologies, Inc. (a)

Norstan, Inc. (a)                 100                    900

Objective Communications,         42                     117
Inc. (a)

OSI Systems, Inc. (a)             900                    4,050

Osicom Technologies, Inc. (a)     566                    5,059

P-Com, Inc. (a)                   4,900                  23,581

Pairgain Technologies, Inc.       2,200                  22,963
(a)

Perceptron, Inc. (a)              200                    844

Periphonics Corp. (a)             1,000                  27,000

PictureTel Corp. (a)              3,900                  21,572

Plantronics, Inc. (a)             1,100                  55,688

Premisys Communications, Inc.     2,300                  16,819
(a)

Symmetricom, Inc. (a)             500                    4,469

Tekelec (a)                       3,300                  53,213

Teltrend, Inc. (a)                400                    9,400

Terayon Communication             1,300                  46,800
Systems, Inc. (a)

Thermo Power Corp. (a)            100                    1,175

Tollgrade Communications,         500                    11,688
Inc. (a)

Tut Systems, Inc. (a)             1,100                  27,225

Ultrak, Inc. (a)                  100                    700

Veramark Technologies, Inc.       100                    1,088
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

VTEL Corp. (a)                    1,400                 $ 5,600

Westell Technologies, Inc.        2,100                  15,881
Class A (a)

XETA Corp. (a)                    800                    11,200

Xircom, Inc. (a)                  800                    31,850

Zoom Telephonics, Inc. (a)        100                    403

                                                         1,246,171

COMPUTER SERVICES & SOFTWARE
- 13.3%

24/7 Media, Inc. (a)              1,400                  47,950

3DO Co. (The) (a)                 2,700                  21,769

4Front Software                   400                    4,875
International, Inc. (a)

A.D.A.M. Software, Inc. (a)       700                    8,138

About.com, Inc. (a)               1,000                  30,813

AboveNet Communications, Inc.     1,100                  37,331
(a)

Acceler8 Technology Corp. (a)     400                    700

Acclaim Entertainment, Inc.       3,800                  26,838
(a)

Activision, Inc. (a)              2,100                  30,450

Actuate Software Corp. (a)        1,000                  33,000

ACTV, Inc. (a)                    2,600                  28,438

Acxiom Corp. (a)                  4,460                  78,329

Adept Technology, Inc. (a)        300                    2,550

Advantage Learning Systems,       2,000                  44,875
Inc. (a)

Advent Software, Inc. (a)         900                    44,213

Affiliated Computer Services,     2,700                  115,425
Inc.  Class A (a)

Affymetrix, Inc. (a)              1,000                  85,625

AHT Corp. (a)                     1,200                  4,350

Allaire Corp. (a)                 900                    45,000

AlphaNet Solutions, Inc. (a)      300                    1,406

Alternative Resources Corp.       600                    3,638
(a)

Amazon.com, Inc. (a)              7,000                  870,625

American Management Systems,      2,600                  74,425
Inc. (a)

American Software, Inc. Class     200                    688
A (a)

AMX Corp. (a)                     1,000                  17,625

Anacomp, Inc. (a)                 400                    6,700

Analysts International Corp.      550                    7,356

Ansoft Corp. (a)                  400                    2,825

AnswerThink Consulting Group,     700                    12,950
Inc. (a)

Ansys, Inc. (a)                   100                    944

AppliedTheory Corp. (a)           2,200                  29,563

Applix, Inc. (a)                  1,600                  23,500

Ardent Software, Inc. (a)         1,500                  35,625

AremisSoft Corp. (a)              2,500                  23,750

Ariba, Inc.                       1,700                  236,300

ARIS Corp. (a)                    500                    3,016

Aspect Development, Inc. (a)      1,900                  29,806

Aspen Technology, Inc. (a)        800                    6,850

Asymetrix Learning Systems,       2,500                  15,547
Inc. (a)

At Home Corp. Series A (a)        14,200                 569,775

At Plan, Inc.                     1,300                  13,325

audiohighway.com (a)              1,600                  17,200

Autoweb.Com, Inc.                 2,500                  23,047



                                 SHARES                 VALUE (NOTE 1)

Avant! Corp. (a)                  2,400                 $ 33,900

AVT Corp. (a)                     500                    14,125

Aware, Inc. (a)                   600                    20,100

Axent Technolgies, Inc. (a)       880                    11,110

Aztec Technology Partners,        5,000                  7,656
Inc. (a)

Banyan Systems, Inc. (a)          900                    6,975

barnesandnoble.com, Inc.          2,200                  37,538
Class A

Barra, Inc. (a)                   800                    16,400

Base Ten Systems, Inc. Class      800                    425
A (a)

BEA Systems, Inc. (a)             2,400                  57,900

Bell & Howell Co. (a)             1,800                  60,300

Bell Industries, Inc. (a)         1,100                  5,981

Best Software, Inc. (a)           1,300                  21,450

BindView Development Corp. (a)    1,500                  32,063

Bisys Group, Inc. (The) (a)       1,700                  80,750

Black Box Corp. (a)               1,100                  50,463

Bottomline Technologies, Inc.     1,000                  27,750
(a)

Brio Technology, Inc. (a)         500                    7,063

BroadVision, Inc. (a)             1,000                  99,563

BTG, Inc. (a)                     100                    713

CACI International, Inc.          1,300                  29,250
Class A (a)

Cadence Design Systems, Inc.      9,444                  128,675
(a)

Cambridge Technology              1,900                  26,006
Partners, Inc. (a)

Careerbuilder, Inc.               1,800                  13,275

CareInsite, Inc.                  2,700                  128,925

CCC Information Services          1,000                  9,625
Group, Inc. (a)

CE Software Holdings, Inc. (a)    100                    519

Cerner Corp. (a)                  800                    13,300

Ciber, Inc. (a)                   3,400                  62,263

Citrix Systems, Inc. (a)          3,600                  205,200

Clarify, Inc. (a)                 700                    30,800

Clarus Corp. (a)                  1,100                  13,063

CMGI, Inc. (a)                    4,100                  344,144

CNET, Inc. (a)                    2,800                  105,175

Cognizant Technology              600                    14,475
Solutions Corp. (a)

Command Systems, Inc. (a)         500                    969

Complete Business Solutions,      1,132                  17,475
Inc. (a)

CompuCom Systems, Inc. (a)        700                    2,538

CompUSA, Inc. (a)                 4,500                  27,281

Computer Concepts Corp. (a)       800                    1,300

Computer Learning Centers,        600                    2,513
Inc. (a)

Computer Task Group, Inc.         700                    11,725

Comshare, Inc. (a)                100                    300

Concentric Network Corp. (a)      1,200                  26,325

Concord Communications, Inc.      1,000                  36,906
(a)

Concur Technologies, Inc. (a)     1,600                  40,000

ConnectInc.com Co. (a)            1,300                  2,641

Corsair Communictions, Inc.       400                    2,025
(a)

CoStar Group, Inc. (a)            800                    22,950

Cotelligent, Inc. (a)             600                    2,888

Critical Path, Inc.               2,200                  73,700

Crosswalk.com, Inc. (a)           300                    2,325

CSG Systems International,        3,000                  67,688
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

CustomTracks Corp.                400                   $ 15,350

Cybercash, Inc. (a)               200                    1,750

CyberOptics Corp. (a)             200                    3,213

CyberSource Corp.                 1,500                  48,094

Cylink Corp. (a)                  3,100                  23,250

DAOU Systems, Inc. (a)            200                    950

Data Broadcasting Corp. (a)       1,100                  8,250

Data Dimensions, Inc. (a)         400                    1,312

Data Transmission Network         500                    12,750
Corp. (a)

Datastream Systems, Inc. (a)      1,300                  15,763

Datatec Systems, Inc. (a)         1,100                  3,644

DecisionOne Holdings Corp. (a)    500                    297

Deltek Systems, Inc. (a)          200                    3,025

Dendrite International, Inc.      1,400                  58,275
(a)

Diamond Multimedia Systems,       3,400                  16,788
Inc. (a)

Digi International, Inc. (a)      200                    2,275

Digital Courier Technologies,     900                    5,063
Inc. (a)

DocuCorp International, Inc.      180                    1,114
(a)

Documentum, Inc. (a)              1,000                  15,125

drkoop.com, Inc.                  1,900                  32,300

DSET Corp. (a)                    600                    7,200

DST Systems, Inc. (a)             3,186                  211,869

e-Net, Inc. (a)                   900                    2,925

Earthlink Network, Inc. (a)       1,200                  58,800

EarthWeb, Inc. (a)                900                    32,850

eBay, Inc.                        5,300                  665,481

Eclipsys Corp. (a)                2,610                  37,682

Edify Corp. (a)                   1,300                  14,788

eFax.com, Inc. (a)                400                    4,050

EIS International, Inc. (a)       200                    563

Electric Lightwave, Inc.          1,200                  15,450
Class A (a)

Electronic Arts, Inc. (a)         2,300                  157,838

Electronic Retailing Systems      100                    175
International (a)

Electronics for Imaging, Inc.     2,100                  123,113
(a)

Elite Information Group, Inc.     100                    600
(a)

Engineering Animation, Inc.       400                    6,800
(a)

Epicor Software Corp. (a)         1,035                  3,881

ESPS, Inc. (a)                    2,100                  19,163

Evolving Systems, Inc. (a)        600                    3,075

Excalibur Technologies Corp.      600                    5,550
(a)

Exchange Applications, Inc.       1,100                  32,863
(a)

Exodus Communications, Inc.       3,500                  281,313
(a)

FactSet Research Systems,         450                    20,841
Inc.

Fair, Isaac & Co., Inc.           300                    8,475

Fashionmall.com, Inc.             2,100                  12,469

Firearms Training Systems,        200                    138
Inc. Class A (a)

First Consulting Group, Inc.      900                    11,531
(a)

Firstwave Technologies, Inc.      600                    2,175
(a)

Fiserv, Inc. (a)                  4,650                  143,278

FlashNet Communications, Inc.     1,400                  17,850
(a)



                                 SHARES                 VALUE (NOTE 1)

Flycast Communications Corp.      1,400                 $ 32,375

fonix corp (a)                    1,600                  700

Forte Software, Inc. (a)          1,500                  34,031

Franklin Electronic               100                    525
Publishers (a)

Frontline Communications          600                    4,200
Corp. (a)

Galileo International, Inc.       5,200                  252,200

General Magic, Inc. (a)           1,100                  2,681

Genesys Telecommunications        1,500                  43,875
Laboratories, Inc. (a)

GeoScience Corp. (a)              400                    2,700

Geoworks Corp. (a)                100                    253

Gerber Scientific, Inc.           900                    18,394

Go2Net, Inc. (a)                  1,000                  65,000

GoTo.com, Inc. (a)                2,200                  79,750

Great Plains Software, Inc.       1,000                  46,563
(a)

GT Interactive Software Corp.     2,400                  7,050
(a)

H.T.E., Inc. (a)                  700                    1,794

Harbinger Corp. (a)               2,167                  26,004

Health Management Systems,        500                    2,500
Inc. (a)

Healtheon Corp. (a)               3,600                  121,725

Henry (Jack) & Associates,        1,500                  48,750
Inc.

High Speed Access Corp.           2,700                  70,875

HNC Software, Inc. (a)            1,300                  47,288

Hybrid Networks, Inc. (a)         800                    4,000

Hyperion Solutions Corp. (a)      1,890                  28,941

i2 Technologies, Inc. (a)         2,800                  88,900

IDT Corp. (a)                     1,500                  44,438

IDX Systems Corp. (a)             900                    18,225

Ikos Systems, Inc. (a)            100                    800

ImageMax, Inc. (a)                700                    1,531

iMALL, Inc. (a)                   1,500                  25,969

IMR Global Corp. (a)              1,150                  19,622

Indus International, Inc. (a)     200                    1,025

Infinium Software, Inc. (a)       300                    1,463

InfoCure Corp. (a)                1,400                  26,950

Infonautics, Inc. (a)             900                    5,400

Informatica Corp. (a)             1,000                  56,125

Information Architects Corp.      900                    1,941
(a)

Information Management            1,800                  13,275
Association, Inc. (a)

Information Resources, Inc.       1,000                  10,875
(a)

Informix Corp. (a)                6,520                  47,474

Infoseek Corp. (a)                2,400                  73,050

InfoSpace.com, Inc. (a)           1,700                  78,306

Inktomi Corp. (a)                 2,000                  226,750

Innodata Corp. (a)                400                    13,350

Inprise Corp. (a)                 4,381                  18,482

Inso Corp. (a)                    600                    4,219

Integrated Systems, Inc. (a)      700                    6,956

InteliData Technologies Corp.     2,900                  8,156
(a)

Intelligroup, Inc. (a)            1,700                  10,838

IntelliQuest Information          100                    994
Group, Inc. (a)

International Integration,        1,300                  29,900
Inc. (a)

International Network             2,200                  117,013
Services (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Internet America, Inc. (a)        1,400                 $ 17,325

Internet Capital Group, Inc.      80                     6,000
(a)

InterVU, Inc. (a)                 400                    12,975

IntraNet Solutions, Inc. (a)      1,500                  11,813

Intuit, Inc. (a)                  2,500                  223,906

ISOCOR (a)                        800                    5,500

ISS Group, Inc. (a)               2,000                  49,375

iVillage, Inc. (a)                1,500                  54,469

J.D. Edwards & Co. (a)            4,000                  73,500

JDA Software Group, Inc. (a)      700                    6,256

Keane, Inc. (a)                   2,500                  54,219

Latitude Communications, Inc.     2,000                  27,875
(a)

Launch Media, Inc. (a)            1,800                  22,163

Learn2.com, Inc. (a)              1,000                  3,125

Legato Systems, Inc. (a)          3,252                  140,039

Level 8 Systems, Inc. (a)         400                    4,325

LHS Group, Inc. (a)               2,600                  86,288

Log On America, Inc. (a)          1,200                  23,325

Logility, Inc. (a)                100                    475

Lycos, Inc. (a)                   3,600                  146,250

Macromedia, Inc. (a)              1,400                  55,475

Manhattan Associates, Inc. (a)    1,300                  8,369

Manugistics Group, Inc. (a)       800                    10,000

Mapics, Inc. (a)                  700                    6,038

MapInfo Corp. (a)                 600                    11,625

Marimba, Inc. (a)                 1,500                  41,156

Marketwatch.Com, Inc. (a)         200                    6,100

Melita International Corp. (a)    400                    3,600

Mentor Graphics Corp. (a)         4,600                  41,256

Mercury Computer Systems,         600                    15,600
Inc. (a)

Mercury Interactive Corp. (a)     1,300                  62,075

Meridian Data, Inc. (a)           1,100                  10,381

MessageMedia, Inc. (a)            1,400                  18,638

Meta Group, Inc. (a)              1,200                  19,500

MetaCreations Corp. (a)           300                    1,875

Metro Information Services,       600                    9,638
Inc. (a)

MicroAge, Inc. (a)                2,200                  6,944

Micrografx, Inc. (a)              200                    925

Micromuse, Inc. (a)               500                    28,563

MicroStrategy, Inc. Class A       700                    27,825
(a)

Microware Systems Corp. (a)       100                    144

Midway Games, Inc. (a)            898                    11,786

MindSpring Enterprises, Inc.      2,300                  67,131
(a)

Mpath Interactive, Inc. (a)       2,200                  25,988

MSC Software Corp. (a)            100                    525

Multex.com, Inc. (a)              1,800                  29,925

Mustang Software, Inc. (a)        500                    2,625

Mysoftware Co. (a)                400                    5,425

National Computer Systems,        1,900                  74,100
Inc.

National Data Corp.               2,043                  78,145

National Instrument Corp. (a)     2,625                  78,586



                                 SHARES                 VALUE (NOTE 1)

National Techteam, Inc. (a)       200                   $ 1,075

Navidec, Inc. (a)                 400                    4,250

NCR Corp. (a)                     3,900                  170,625

NEON Systems, Inc. (a)            600                    19,725

Net Perceptions, Inc. (a)         1,300                  21,450

Netegrity, Inc. (a)               700                    15,575

NetGravity, Inc. (a)              1,200                  32,400

NetManage, Inc. (a)               727                    1,727

NetObjects, Inc. (a)              3,700                  19,888

Netplex Group, Inc. (a)           1,700                  4,250

NetSpeak Corp.                    500                    6,313

Network Peripherals, Inc. (a)     1,100                  21,725

Network Solutions, Inc. Class     600                    34,575
A (a)

Networks Associates, Inc. (a)     5,218                  88,054

New Era of Networks, Inc. (a)     2,200                  36,850

Novadigm, Inc. (a)                900                    9,506

Oak Technology, Inc. (a)          4,400                  20,900

Object Design, Inc. (a)           1,000                  2,844

Objective Systems                 500                    1,375
Integrators, Inc. (a)

Omega Research, Inc. (a)          900                    5,569

Omtool Ltd. (a)                   700                    1,575

OneMain.com, Inc. (a)             1,900                  31,825

OneSource Information             1,700                  13,706
Services, Inc. (a)

OnHealth Network Co. (a)          1,200                  8,100

Online System Services, Inc.      400                    3,600
(a)

Ontrack Data International,       300                    1,294
Inc. (a)

Open Market, Inc. (a)             700                    8,488

pcOrder.com, Inc. (a)             700                    22,444

Peerless Systems Corp. (a)        400                    5,750

Pegasus Systems, Inc. (a)         700                    25,288

Pegasystems, Inc. (a)             1,000                  8,375

Peregrine Systems, Inc. (a)       2,200                  72,600

Peritus Software Services,        1,100                  241
Inc. (a)

Perot Systems Corp.               2,800                  58,100

Pervasive Software, Inc. (a)      1,100                  23,375

Pharmacopeia, Inc. (a)            100                    1,225

Phoenix International, Inc.       150                    638
(a)

Phoenix Technologies Ltd. (a)     2,090                  23,382

Phone.com, Inc.                   1,200                  141,750

Physician Computer Network,       200                    25
Inc. (a)

Pilot Network Services, Inc.      1,600                  13,500
(a)

Policy Management Systems         2,100                  64,181
Corp. (a)

Polycom, Inc. (a)                 1,200                  43,875

Portal Software, Inc. (a)         2,900                  136,481

Priceline.Com, Inc. (a)           6,000                  408,750

ProcureNet, Inc. (a)              800                    120

Prodigy Communications Corp.      1,900                  35,269
(a)

Progress Software Corp. (a)       950                    29,094

Project Software &                700                    30,756
Development, Inc. (a)

Proxicom, Inc. (a)                1,600                  72,800

ProxyMed, Inc. (a)                400                    5,375

PSINet, Inc. (a)                  2,600                  124,475

PSW Technologies, Inc. (a)        100                    450

Puma Technology, Inc. (a)         100                    613

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

QAD, Inc. (a)                     1,000                 $ 3,625

QRS Corp. (a)                     450                    21,656

Quadramed Corp. (a)               600                    5,344

Radiant Systems, Inc. (a)         1,400                  27,563

Rainbow Technologies, Inc. (a)    150                    1,800

Rare Medium Group, Inc. (a)       1,600                  15,200

Rational Software Corp. (a)       3,300                  89,306

Razorfish, Inc. (a)               1,700                  47,600

RealNetworks, Inc. (a)            3,000                  245,250

Redback Networks, Inc.            1,700                  182,750

Registry Magic, Inc. (a)          1,000                  2,250

Remedy Corp. (a)                  900                    22,050

Rogue Wave Software, Inc. (a)     500                    2,969

Ross Systems, Inc. (a)            1,000                  2,031

RWD Technologies, Inc. (a)        400                    3,175

Sabre Group Holdings, Inc.        1,400                  78,400
Class A (a)

SAGA Systems, Inc. (a)            900                    10,575

Sagent Technology, Inc. (a)       2,700                  30,713

Sanchez Computer Associates,      1,100                  49,225
Inc. (a)

Santa Cruz Operation, Inc. (a)    3,200                  29,000

Sapient Corp. (a)                 1,400                  102,200

Scient Corp.                      1,200                  75,750

SeaChange International, Inc.     1,000                  17,750
(a)

Secure Computing Corp. (a)        600                    1,800

Security Dynamics                 1,300                  30,713
Technologies, Inc. (a)

Security First Technologies       900                    33,300
Corp. (a)

Segue Software, Inc. (a)          400                    3,475

SEI Investments Co.               500                    45,969

SERENA Software, Inc. (a)         1,700                  23,906

Siebel Systems, Inc. (a)          3,791                  260,394

Silknet Software, Inc. (a)        1,100                  37,263

Simione Central Holdings,         100                    194
Inc. (a)

Smith-Gardner & Assocs, Inc.      2,700                  21,600
(a)

Socrates Technologies Corp.       100                    69
(a)

Software Spectrum, Inc. (a)       300                    5,419

Software.com, Inc.                2,200                  99,963

SOFTWORKS, Inc. (a)               3,100                  20,150

Sportsline USA, Inc. (a)          700                    16,888

SPR, Inc. (a)                     450                    1,969

SPSS, Inc. (a)                    100                    2,369

Spyglass, Inc. (a)                500                    5,938

SS&C Technologies, Inc. (a)       600                    3,525

Stac Software, Inc.               75                     356

Sterling Software, Inc. (a)       3,700                  74,463

Structural Dynamics Research      1,100                  17,738
Corp. (a)

Styleclick.com, Inc. (a)          300                    2,747

Summit Design, Inc. (a)           700                    2,078

SunGard Data Systems, Inc. (a)    6,036                  150,900

Sunquest Information Systems,     200                    3,200
Inc. (a)

Sybase, Inc. (a)                  4,100                  51,250

Sykes Enterprises, Inc. (a)       1,800                  43,200



                                 SHARES                 VALUE (NOTE 1)

Symantec Corp. (a)                1,900                 $ 57,000

Symix Systems, Inc. (a)           1,000                  10,063

Synopsys, Inc. (a)                2,765                  154,667

Syntel, Inc. (a)                  1,200                  11,212

System Software Associates,       1,600                  1,750
Inc. (a)

Systems & Computer Technology     1,000                  14,625
Corp. (a)

Systemsoft Corp. (a)              400                    44

Tangram Enterprise Solutions,     100                    163
Inc. (a)

TCSI Corp. (a)                    800                    1,300

Technology Solutions, Inc. (a)    1,300                  15,600

Telescan, Inc. (a)                800                    11,700

Telesciences, Inc. (a)            700                    613

TenFold Corp. (a)                 2,000                  54,625

Tera Computer Co. (a)             2,300                  12,075

theglobe.com, Inc. (a)            700                    7,700

TheStreet.Com, Inc. (a)           2,000                  35,250

THINK New Ideas, Inc. (a)         300                    3,675

Thinking Tools, Inc. (a)          100                    48

ThrustMaster, Inc. (a)            400                    6,450

Tier Technologies, Inc. (a)       1,600                  12,000

Timberline Software Corp.         400                    6,500

Titan Corp. (a)                   3,173                  32,325

Total System Services, Inc.       7,150                  110,825

Towne Services, Inc. (a)          2,600                  12,025

Track Data Corp. (a)              600                    5,850

Transaction Systems               2,100                  61,819
Architects, Inc.  Class A (a)

TSI International Software        1,800                  34,200
Ltd. (a)

TSR, Inc. (a)                     300                    2,550

Tyler Technologies, Inc. (a)      300                    1,725

Unicomp, Inc. (a)                 300                    1,275

Unify Corp. (a)                   800                    10,400

Unigraphics Solutions, Inc.       600                    20,363
Class A (a)

Usinternetworking, Inc. (a)       2,700                  40,500

USWEB Corp. (a)                   2,750                  53,625

Vantive Corp. (a)                 1,500                  12,469

Verilink Corp. (a)                100                    213

Verio, Inc. (a)                   3,000                  111,563

VeriSign, Inc. (a)                2,100                  227,456

Veritas Software Corp. (a)        7,000                  414,750

Verity, Inc. (a)                  400                    19,500

Versant Corp. (a)                 300                    825

Vertel Corp. (a)                  300                    703

VerticalNet, Inc. (a)             2,000                  69,000

Viant Corp. (a)                   1,400                  53,200

Viasoft, Inc. (a)                 1,900                  16,269

Vignette Corp. (a)                900                    61,031

Visio Corp. (a)                   1,800                  50,850

Visual Networks, Inc. (a)         1,100                  45,650

Walker Interactive Systems,       500                    1,375
Inc. (a)

Wall Data, Inc. (a)               600                    4,350

Wave Systems Corp. Class A (a)    1,300                  12,594

Wavo Corp. (a)                    900                    3,600

Webhire, Inc. (a)                 1,300                  12,838

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

WebTrends Corp. (a)               1,100                 $ 33,825

White Pine Software, Inc. (a)     200                    1,150

Whittman-Hart, Inc. (a)           2,600                  68,413

Wind River Systems, Inc. (a)      2,700                  43,031

WorldGate Communications,         1,400                  40,338
Inc. (a)

Xionics Document                  800                    5,050
Technologies, Inc. (a)

Xybernaut Corp. (a)               900                    1,294

Yahoo!, Inc. (a)                  11,122                 1,640,495

Zitel Corp. (a)                   200                    313

                                                         18,290,266

COMPUTERS & OFFICE EQUIPMENT
- 2.2%

Adaptec, Inc. (a)                 4,200                  163,800

Advanced Digital Information      1,400                  45,150
Corp. (a)

Alpha Microsystems (a)            1,500                  4,172

Amplicon, Inc.                    200                    2,400

Ancor Communications, Inc. (a)    900                    23,850

Apex, Inc. (a)                    1,300                  43,144

Applied Digital Solutions,        5,400                  9,788
Inc. (a)

Applied Magnetics Corp. (a)       300                    281

ATEC Group, Inc. (a)              300                    797

Auspex Systems, Inc. (a)          900                    9,956

Boca Research, Inc. (a)           1,300                  8,450

Boundless Corp. (a)               400                    1,650

Caere Corp. (a)                   500                    4,031

CDW Computer Centers, Inc. (a)    1,600                  71,000

CHS Electronics, Inc. (a)         1,900                  4,513

Coinstar, Inc. (a)                1,400                  32,375

Comdisco, Inc.                    5,700                  120,056

Computer Network Technology       600                    9,488
Corp. (a)

Comverse Technology, Inc. (a)     2,795                  218,010

Concurrent Computer Corp. (a)     3,700                  26,709

Copper Mountain Networks,         1,100                  128,700
Inc.

Cross (A.T.) Co.                  200                    1,000

Cybex Corp. (a)                   1,025                  28,059

Diebold, Inc.                     2,700                  71,888

Digital Lightwave, Inc. (a)       400                    2,775

Digital River, Inc. (a)           1,600                  38,500

Dot Hill Systems Corp. (a)        500                    2,813

Drexler Technology Corp. (a)      100                    763

Dunn Computer Corp. (a)           1,200                  2,288

ECCS, Inc. (a)                    800                    2,950

Echelon Corp. (a)                 1,600                  11,500

Emulex Corp. (a)                  600                    41,363

En Pointe Technologies, Inc.      1,400                  14,875
(a)

Encad, Inc. (a)                   400                    2,750

Equinox Systems, Inc. (a)         1,350                  17,213

Evans & Sutherland Computer       600                    7,988
Corp. (a)

Exabyte Corp. (a)                 700                    2,625

Extreme Networks, Inc. (a)        1,900                  121,481

FileNET Corp. (a)                 1,000                  10,375

FOCUS Enhancements, Inc. (a)      200                    200



                                 SHARES                 VALUE (NOTE 1)

FVC.com, Inc. (a)                 400                   $ 3,500

General Binding Corp.             400                    6,000

Genicom Corp. (a)                 100                    106

Globix Corp. (a)                  500                    24,031

Hauppauge Digital, Inc. (a)       700                    18,769

HMT Technology Corp. (a)          1,400                  5,075

Hunt Corp.                        300                    2,456

Hutchinson Technology, Inc.       900                    24,300
(a)

Identix, Inc. (a)                 900                    7,200

Inacom Corp. (a)                  1,484                  14,469

Ingram Micro, Inc. Class A (a)    3,700                  93,425

Insight Enterprises, Inc. (a)     1,650                  49,913

Intergraph Corp. (a)              4,400                  24,475

Interlink Electronics, Inc.       1,100                  9,625
(a)

Interphase Corp. (a)              800                    16,800

Intraware, Inc. (a)               1,300                  23,400

Iomega Corp. (a)                  8,800                  29,700

Itron, Inc. (a)                   500                    3,375

Javelin Systems, Inc. (a)         1,300                  13,975

Kofax Image Products, Inc. (a)    1,300                  16,331

Komag, Inc. (a)                   1,800                  5,738

Kronos, Inc. (a)                  900                    45,141

Manchester Equipment Co.,         1,900                  5,463
Inc. (a)

Miami Computer Supply Corp.       600                    10,650
(a)

Micron Electronics, Inc. (a)      3,000                  29,063

MICROS Systems, Inc. (a)          600                    20,250

Micros-To-Mainframes, Inc. (a)    1,200                  3,300

Microtouch Systems, Inc. (a)      100                    1,713

MMC Networks, Inc. (a)            1,100                  33,963

MRV Communications, Inc. (a)      800                    14,750

MTI Technology Corp. (a)          1,500                  33,469

Neoware Systems, Inc. (a)         900                    1,533

Netopia, Inc. (a)                 400                    11,050

Network Computing Devices,        400                    2,000
Inc. (a)

ObjectSoft Corp. (a)              1,900                  1,663

ODS Networks, Inc. (a)            200                    913

Overland Data, Inc. (a)           900                    5,400

Par Technology Corp. (a)          100                    806

Performance Technologies,         1,000                  32,313
Inc. (a)

Planar Systems, Inc. (a)          400                    2,625

Pomeroy Computer Resources,       300                    3,994
Inc. (a)

Printronix, Inc. (a)              100                    1,869

Procom Technology, Inc. (a)       100                    663

Proxim, Inc. (a)                  600                    29,250

PSC, Inc. (a)                     200                    1,888

Quantum Corp.:

 DLT & Storage Systems (a)        6,326                  115,845

 Hard Disk Drive (a)              5,963                  42,486

Radisys Corp. (a)                 903                    34,766

Read-Rite Corp. (a)               1,800                  10,125

Safeguard Scientifics, Inc.       1,200                  80,700
(a)

SanDisk Corp. (a)                 1,000                  84,375

Scan-Optics, Inc. (a)             300                    919

ScanSoft, Inc. (a)                125                    363

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

ScanSource, Inc. (a)              1,000                 $ 29,625

SCI Systems, Inc. (a)             2,800                  139,475

SCM Microsystems, Inc. (a)        400                    16,800

SED International Holdings,       100                    263
Inc. (a)

Sequent Computer Systems,         1,500                  26,438
Inc. (a)

SoftNet Systems, Inc. (a)         300                    6,113

Splash Technology Holdings,       500                    3,125
Inc. (a)

Storage Computer Corp. (a)        100                    106

Symbol Technologies, Inc.         4,525                  157,527

Syquest Technology, Inc. (a)      1,700                  51

Take-Two Interactive              2,600                  23,644
Software, Inc. (a)

Tech Data Corp. (a)               1,800                  66,713

Telxon Corp.                      600                    5,025

Tidel Technologies, Inc. (a)      700                    1,356

Transact Technologies, Inc.       100                    650
(a)

Trident Microsystems, Inc. (a)    1,400                  12,775

Trinitech Systems, Inc. (a)       900                    21,600

UniView Technologies Corp. (a)    2,800                  3,850

UNOVA, Inc. (a)                   3,800                  57,238

Valence Technology, Inc. (a)      300                    1,313

Vitech America, Inc.              110                    770

Western Digital Corp. (a)         5,500                  33,688

Zebra Technologies Corp. (a)      270                    12,690

Zebra Technologies Corp.          1,800                  84,600
Class A (a)

                                                         3,071,132

ELECTRONIC INSTRUMENTS - 1.1%

ADE Corp. (a)                     400                    5,400

Aeroflex, Inc. (a)                500                    8,188

Aetrium, Inc. (a)                 100                    700

Anadigics, Inc. (a)               800                    28,600

Analogic Corp.                    400                    13,400

Aurora Biosciences Corp. (a)      200                    2,088

Autocyte, Inc. (a)                100                    425

Barringer Technologies, Inc.      300                    1,678
(a)

Beckman Coulter, Inc.             1,900                  90,013

BTU International, Inc. (a)       100                    494

Catapult Communications Corp.     1,500                  23,063
(a)

Cerprobe Corp. (a)                200                    1,338

Cholestech Corp. (a)              100                    588

Chromatics Color Sciences         1,050                  8,334
International, Inc. (a)

Chromavision Medical Systems,     1,700                  25,288
Inc. (a)

Cognex Corp. (a)                  1,700                  51,319

Cohu, Inc.                        800                    34,200

Credence Systems Corp. (a)        1,200                  51,600

DBT Online, Inc. (a)              600                    18,038

Electro Scientific                400                    16,000
Industries, Inc. (a)

FARO Technologies, Inc. (a)       100                    463

FEI Co. (a)                       100                    750

Fisher Scientific                 1,200                  21,600
International, Inc.

GenRad, Inc. (a)                  1,100                  20,763



                                 SHARES                 VALUE (NOTE 1)

Helix Technology, Inc.            1,500                 $ 42,375

Hurco Companies, Inc. (a)         100                    388

Integral Vision, Inc. (a)         100                    181

Isco, Inc.                        100                    475

Kollmorgen Corp.                  100                    1,138

Kulicke & Soffa Industries,       700                    14,394
Inc. (a)

LAM Research Corp. (a)            1,500                  84,656

LeCroy Corp. (a)                  500                    7,875

LTX Corp. (a)                     2,200                  28,600

Meade Instruments Corp. (a)       1,100                  22,413

Mechanical Technology, Inc.       600                    18,000
(a)

Mesa Laboratories, Inc. (a)       100                    494

Metrika Systems Corp. (a)         100                    725

Molecular Devices Corp. (a)       100                    2,863

Newport Corp.                     100                    1,888

Novellus Systems, Inc. (a)        1,400                  75,513

Optical Coating Laboratories,     800                    61,400
Inc.

PPT Vision, Inc. (a)              100                    413

Quad Systems Corp. (a)            100                    159

Sawtek, Inc. (a)                  1,500                  49,594

SBS Technologies, Inc. (a)        500                    11,813

Schmitt Industries, Inc. (a)      100                    275

Silicon Valley Group, Inc. (a)    1,100                  13,063

Smart Modular Technologies,       2,700                  56,194
Inc. (a)

Teradyne, Inc. (a)                3,500                  238,219

Thermedics Detection, Inc. (a)    100                    931

Thermo Bioanalysis Corp. (a)      800                    14,600

Thermo Instrument Systems,        3,500                  38,938
Inc. (a)

Thermo Optek Corp. (a)            1,600                  13,000

Thermo Vision Corp. (a)           42                     276

Thermoquest Corp. (a)             1,600                  16,600

Trimble Navigation Ltd. (a)       1,200                  13,575

TSI, Inc.                         100                    1,413

Varian, Inc. (a)                  2,600                  41,275

Waters Corp. (a)                  3,000                  197,813

Wireless Telecom Group, Inc.      200                    375
(a)

X-Rite, Inc.                      700                    4,769

Zygo Corp. (a)                    400                    4,300

                                                         1,505,303

ELECTRONICS - 5.6%

3Dfx Interactive, Inc. (a)        2,185                  24,308

8X8, Inc. (a)                     1,000                  4,063

Aavid Thermal Technologies,       400                    9,100
Inc. (a)

Act Manufacturing, Inc. (a)       1,050                  21,459

Actel Corp. (a)                   900                    14,119

Advanced Energy Industries,       800                    27,500
Inc. (a)

Align-Rite International,         100                    1,388
Inc. (a)

Alliance Semiconductor Corp.      2,800                  31,325
(a)

Alpine Group, Inc. (a)            500                    8,188

Altera Corp. (a)                  8,300                  349,638

American Xtal Technology,         1,200                  29,850
Inc. (a)

Amkor Technology, Inc. (a)        4,500                  79,313

Amphenol Corp. Class A (a)        1,200                  56,175

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Analog Devices, Inc. (a)          6,700                 $ 345,050

Anaren Microwave, Inc. (a)        200                    5,375

Applied Digital Access, Inc.      100                    481
(a)

Applied Micro Circuits Corp.      1,000                  92,250
(a)

Applied Science & Technology,     150                    2,888
Inc. (a)

Arrow Electronics, Inc. (a)       5,200                  103,350

Artesyn Technologies, Inc. (a)    2,400                  52,650

Artisan Components, Inc. (a)      1,500                  14,625

ASPEC Technology, Inc. (a)        500                    469

Atmel Corp. (a)                   4,000                  157,250

Audiovox Corp. Class A (a)        1,800                  25,538

Avnet, Inc.                       2,100                  92,925

AVX Corp.                         4,400                  131,725

Bel Fuse, Inc. Class A (a)        200                    6,725

Benchmark Electronics, Inc.       1,200                  44,175
(a)

Brightpoint, Inc. (a)             5,300                  18,716

Broadcom Corp. Class A (a)        1,600                  206,000

Burr-Brown Corp. (a)              1,200                  45,750

C-Cube Microsystems, Inc. (a)     1,600                  44,500

C.P. Clare Corp. (a)              1,800                  11,475

CFM Technologies, Inc. (a)        100                    850

Cidco, Inc. (a)                   1,500                  20,813

Cirrus Logic, Inc. (a)            1,800                  20,138

Conexant Systems, Inc.            3,900                  280,313

Cree Research, Inc. (a)           900                    30,431

CTS Corp.                         1,700                  80,963

Cypress Semiconductor Corp.       3,900                  90,188
(a)

Dallas Semiconductor Corp.        1,000                  50,500

Digital Microwave Corp. (a)       1,930                  26,417

DII Group, Inc. (a)               1,700                  60,244

E Tek Dynamics, Inc. (a)          3,000                  170,063

EFTC Corp. (a)                    1,500                  5,438

Elantec Semiconductor, Inc.       1,000                  18,000
(a)

Electroglas, Inc. (a)             1,600                  30,800

EMS Technologies, Inc. (a)        100                    1,313

ESS Technology, Inc. (a)          1,400                  17,675

Esterline Technologies Corp.      500                    8,188
(a)

Etec Systems, Inc. (a)            1,000                  44,000

Exar Corp. (a)                    900                    32,850

Ferrofluidics Corp. (a)           100                    350

Gatefield Corp. (a)               30                     193

General Semiconductor, Inc.       1,200                  11,775
(a)

GlobeSpan, Inc. (a)               1,100                  66,550

Griffon Corp. (a)                 1,000                  7,125

Hadco Corp. (a)                   1,000                  41,563

Harmonic, Inc. (a)                600                    75,600

hi/fn, Inc.                       576                    69,516

Illinois Superconductor Corp.     1,100                  1,100
(a)

Innotrac Corp. (a)                1,200                  19,350

Innovex, Inc.                     400                    5,550

Integrated Device Technology,     3,237                  63,122
Inc. (a)



                                 SHARES                 VALUE (NOTE 1)

Integrated Silicon Solution       2,600                 $ 28,113
(a)

International Rectifier Corp.     1,700                  27,413
(a)

Intevac, Inc. (a)                 100                    500

Invision Technologies, Inc.       1,300                  5,525
(a)

JDS Uniphase Corp. (a)            3,400                  360,613

Katy Industries, Inc.             100                    1,188

KEMET Corp. (a)                   2,400                  61,950

Kent Electronics Corp. (a)        1,000                  16,938

Kopin Corp. (a)                   1,000                  36,063

Lattice Semiconductor Corp.       700                    43,138
(a)

Linear Technology Corp.           6,400                  402,800

Maker Communications, Inc.        1,500                  35,438

Marshall Industries (a)           1,000                  36,688

Maxim Integrated Products,        5,600                  376,950
Inc. (a)

Maxwell Technologies, Inc. (a)    400                    8,850

MEMC Electronic Materials,        2,500                  49,688
Inc. (a)

Merix Corp. (a)                   400                    4,000

Methode Electronics, Inc.         2,600                  46,800
Class A

Micrel, Inc. (a)                  700                    53,638

Micro Linear Corp. (a)            100                    500

Microchip Technology, Inc. (a)    1,900                  104,025

Microsemi Corp. (a)               400                    2,900

MIPS Technologies, Inc. (a)       1,800                  61,650

Molex, Inc.                       6,075                  194,780

Mylex Corp. (a)                   2,200                  25,438

NeoMagic Corp. (a)                2,700                  21,938

NVIDIA Corp. (a)                  2,100                  59,063

Opti, Inc. (a)                    200                    1,325

Pacific Aerospace &               700                    1,006
Electronics, Inc. (a)

Panda Project, Inc. (a)           100                    14

Parlex Corp. (a)                  100                    1,763

Pericom Semiconductor Corp.       1,300                  20,800
(a)

Photronics, Inc. (a)              700                    16,713

Pioneer Standard Electronics,     2,300                  32,488
Inc.

Plexus Corp. (a)                  1,360                  40,460

PLX Technology, Inc. (a)          1,600                  38,400

Power Integrations, Inc. (a)      600                    40,763

Power-One, Inc. (a)               1,200                  31,725

Praegitzer Industries, Inc.       100                    400
(a)

QLogic Corp. (a)                  1,600                  139,300

Rambus, Inc. (a)                  1,000                  97,000

Ramtron International Corp.       660                    1,629
(a)

Reptron Electronics, Inc. (a)     100                    466

Research Frontiers, Inc. (a)      100                    1,263

RF Micro Devices, Inc. (a)        3,200                  140,600

S3, Inc. (a)                      1,600                  16,000

Sanmina Corp. (a)                 2,272                  170,400

SDL, Inc. (a)                     1,200                  98,250

Semtech Corp. (a)                 700                    49,044

Sheldahl, Inc. (a)                200                    1,288

Silicon Storage Technology,       2,100                  32,813
Inc. (a)

Siliconix, Inc. (a)               300                    13,050

Sipex Corp. (a)                   800                    14,150

Spire Corp. (a)                   100                    325

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Standard Microsystems Corp.       400                   $ 3,300
(a)

Sterling Commerce, Inc. (a)       3,286                  62,845

Storage Technology Corp. (a)      3,500                  73,500

Supertex, Inc. (a)                100                    1,350

Tech-Sym Corp. (a)                600                    11,738

Tegal Corp. (a)                   100                    406

Telcom Semiconductor, Inc. (a)    1,600                  21,800

TII Industries, Inc. (a)          200                    313

Transwitch Corp. (a)              850                    42,234

Triquint Semiconductor, Inc.      550                    29,081
(a)

Triumph Group, Inc. (a)           200                    4,950

Unique Mobility, Inc. (a)         100                    431

Unitrode Corp. (a)                1,800                  73,575

Universal Display Corp. (a)       100                    406

Vari-L, Inc. (a)                  1,500                  14,344

Videoserver, Inc. (a)             500                    4,000

Vishay Intertechnology, Inc.      4,675                  100,220
(a)

Vitesse Semiconductor Corp.       3,100                  210,800
(a)

Voxware, Inc. (a)                 200                    200

World Access, Inc. (a)            2,955                  36,753

Xicor, Inc. (a)                   2,800                  19,600

Xilinx, Inc. (a)                  6,100                  426,619

Zoran Corp. (a)                   800                    26,600

                                                         7,642,408

PHOTOGRAPHIC EQUIPMENT - 0.1%

3D Systems Corp. (a)              500                    2,344

Imation Corp. (a)                 2,300                  64,831

In Focus Systems, Inc. (a)        1,700                  27,200

Panavision, Inc. (a)              205                    1,409

VirtualFund.com, Inc. (a)         100                    144

                                                         95,928

TOTAL TECHNOLOGY                                         31,851,208

TRANSPORTATION - 1.6%

AIR TRANSPORTATION - 0.7%

800 Travel Systems, Inc. (a)      900                    3,038

AHI Services, Inc. (a)            1,400                  40,775

AirTran Holdings, Inc. (a)        5,400                  29,869

Alaska Air Group, Inc. (a)        800                    34,600

America West Holding Corp.        2,000                  39,000
Class B (a)

Atlantic Coast Airlines           1,600                  31,800
Holdings (a)

Atlas Air, Inc. (a)               1,900                  51,775

Cheap Tickets, Inc. (a)           1,400                  51,800

Comair Holdings, Inc.             5,350                  113,019

Continental Airlines, Inc.        3,600                  146,925
Class B (a)

Frontier Airlines, Inc. (a)       1,800                  22,613

Mercury Air Group, Inc. (a)       100                    694

Mesa Air Group, Inc. (a)          600                    4,125

Mesaba Holdings, Inc. (a)         700                    8,663

Midway Airlines Corp. (a)         300                    2,100



                                 SHARES                 VALUE (NOTE 1)

Midwest Express Holdings,         1,550                 $ 41,850
Inc. (a)

Navigant International, Inc.      2,200                  17,325
(a)

Northwest Airlines Corp.          2,900                  85,550
Class A (a)

Preview Travel, Inc. (a)          1,000                  16,625

SkyWest, Inc.                     1,500                  30,188

Transportation World              5,000                  19,688
Airlines, Inc. (a)

Travel Services                   600                    7,763
International, Inc. (a)

UAL Corp. (a)                     2,100                  136,106

World Airways, Inc. (a)           800                    1,100

World Fuel Services Corp.         150                    1,650

                                                         938,641

RAILROADS - 0.1%

ABC Rail Products Corp. (a)       100                    1,419

Florida East Coast Industries     1,000                  36,000

MotivePower Industries, Inc.      2,550                  31,556
(a)

Railtex, Inc. (a)                 300                    4,425

Transportation Technologies       1,000                  15,500
Industries, Inc. (a)

Trinity Industries, Inc.          2,800                  87,850

Westinghouse Air Brake Co.        600                    12,113

Wisconsin Central                 1,600                  25,500
Transportation Corp. (a)

                                                         214,363

SHIPPING - 0.1%

Alexander & Baldwin, Inc.         2,600                  62,888

Gulfmark Offshore, Inc. (a)       100                    1,875

Hvide Marine, Inc. (a)            1,000                  531

International Shipholding         100                    1,169
Corp.

Kirby Corp. (a)                   1,175                  23,500

Marine Transport Corp. (a)        30                     105

OMI Corp. (a)                     300                    619

Trico Marine Services, Inc.       2,900                  23,200
(a)

                                                         113,887

TRUCKING & FREIGHT - 0.7%

Air Express International         2,400                  58,650
Corp.

Airborne Freight Corp.            2,100                  52,894

AirNet Systems, Inc. (a)          400                    3,950

American Freightways Corp. (a)    800                    16,800

Arkansas Best Corp. (a)           2,400                  30,000

Arnold Industries, Inc.           800                    11,400

Asche Transportation              100                    413
Services, Inc. (a)

C.H. Robinson Worldwide, Inc.     2,400                  75,600

Carey International, Inc. (a)     400                    8,700

Celadon Group, Inc. (a)           700                    6,038

Circle International Group,       1,500                  37,125
Inc.

CNF Transportation, Inc.          2,900                  112,919

Consolidated Freightways          1,000                  10,813
Corp. (a)

Covenant Transport, Inc.          600                    10,125
Class A (a)

Dynamex, Inc. (a)                 1,500                  4,406

Eagle USA Airfreight, Inc. (a)    1,800                  50,400

Expeditors International of       2,800                  90,475
Washington, Inc.

Forward Air Corp.                 1,300                  29,250

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

TRUCKING & FREIGHT - CONTINUED

Fritz Companies, Inc. (a)         1,100                 $ 12,513

Frozen Food Express               100                    681
Industries, Inc.

Heartland Express, Inc. (a)       900                    13,388

Hub Group, Inc. Class A (a)       200                    4,625

Hunt (J.B.) Transport             1,100                  16,294
Services, Inc.

Knights Transportation, Inc.      150                    2,250
(a)

Landstar System, Inc. (a)         300                    11,100

M.S. Carriers, Inc. (a)           400                    11,400

Old Dominion Freight Lines,       100                    1,400
Inc. (a)

Pittston Co. (Burlington          600                    5,363
Group)

Roadway Express, Inc.             600                    12,638

Rollins Truck Leasing Corp.       1,750                  18,156

Simon Transportation              500                    2,625
Services, Inc.  Class A (a)

Swift Transportation Co.,         2,050                  42,666
Inc. (a)

Trailer Bridge, Inc. (a)          100                    194

Transit Group, Inc. (a)           100                    475

US Xpress Enterprises, Inc.       600                    6,375
(a)

USA Truck, Inc. (a)               100                    925

USFreightways Corp.               1,600                  77,600

Werner Enterprises, Inc.          1,475                  31,205

XTRA Corp. (a)                    600                    27,188

Yellow Corp. (a)                  800                    12,700

                                                         921,719

TOTAL TRANSPORTATION                                     2,188,610

UTILITIES - 8.5%

CELLULAR - 0.8%

Advanced Radio Telecom Corp.      900                    9,844
(a)

Aerial Communications, Inc.       2,100                  33,075
(a)

American Mobile Satellite         1,100                  21,450
Corp. (a)

Arch Communications Group,        33                     182
Inc. (a)

Arch Communications Group,        172                    0
Inc. warrants 9/1/03

Associated Group, Inc. Class      1,200                  67,350
A (a)

Boston Communications Group,      100                    769
Inc. (a)

Cellnet Data Systems, Inc. (a)    1,500                  10,453

Centennial Cellular Corp. (a)     1,100                  43,038

CoreComm Ltd. (a)                 500                    25,625

General Communications, Inc.      1,600                  9,750
Class A (a)

Geotek Communications, Inc.       2,000                  36
(a)

LCC International, Inc. (a)       1,900                  14,725

Lightbridge, Inc. (a)             100                    1,350

Metrocall, Inc. (a)               1,700                  4,303

PageMart Wireless, Inc. Class     1,100                  7,013
A (a)

Paging Network, Inc. (a)          3,400                  10,519

Powertel, Inc. (a)                1,600                  59,200

Price Communications Corp.        2,415                  49,658

Rural Cellular Corp. Class A      900                    27,563
(a)



                                 SHARES                 VALUE (NOTE 1)

SkyTel Communications, Inc.       3,600                 $ 71,325
(a)

SpectraLink Corp. (a)             2,200                  13,750

Telephone & Data Systems,         2,300                  160,138
Inc.

United States Cellular Corp.      4,400                  247,775
(a)

USCI, Inc. (a)                    100                    29

VoiceStream Wireless Corp. (a)    3,800                  156,750

Western Wireless Corp. Class A    2,300                  88,981

                                                         1,134,651

ELECTRIC UTILITY - 2.9%

Allegheny Energy, Inc.            6,300                  212,625

Alliant Energy Corp.              4,039                  116,879

Avista Corp.                      4,100                  70,725

Bangor Hydro-Electric Co.         200                    3,288

BEC Energy                        2,700                  116,606

Black Hills Corp.                 650                    16,088

Calpine Corp. (a)                 1,400                  126,875

Central Hudson Gas & Electric     500                    21,125
Corp.

Central Vermont Public            300                    4,200
Service Corp.

CILCORP, Inc.                     500                    32,219

Citizens Utilities Co. Class B    12,466                 137,126

Cleco Corp.                       700                    23,275

CMP Group, Inc.                   2,100                  55,781

Commonwealth Energy System        600                    27,208

Conectiv, Inc.                    5,100                  109,331

DPL, Inc.                         8,200                  155,288

DQE, Inc.                         2,400                  92,850

Eastern Utilities Associates      1,100                  32,931

El Paso Electric Co. (a)          2,000                  18,375

Empire District Electric Co.      500                    12,750

Energy East Corp.                 3,800                  95,000

Hawaiian Electric Industries,     2,200                  78,238
Inc.

IDACORP, Inc.                     1,200                  37,575

Illinova Corp.                    3,200                  102,000

IPALCO Enterprises, Inc.          2,800                  58,625

Kansas City Power & Light Co.     3,900                  93,844

KTI, Inc. (a)                     2,300                  18,688

LG&E Energy Corp.                 6,702                  154,146

Madison Gas & Electric Co.        500                    9,875

MidAmerican Energy Holdings       3,600                  103,050
Co. (a)

Minnesota Power, Inc.             5,500                  97,969

Montana Power Co.                 3,600                  111,375

New England Electric System       2,400                  125,250

NiSource, Inc.                    5,800                  137,750

Northeast Utilities (a)           4,200                  73,763

Northwestern Corp.                800                    19,800

OGE Energy Corp.                  2,800                  65,800

Otter Tail Power Co.              100                    3,981

Pinnacle West Capital Corp.       3,800                  144,400

Potomac Electric Power Co.        4,300                  113,950

Public Service Co. of New         3,700                  69,606
Mexico

Puget Sound Power & Light Co.     4,900                  116,069

RGS Energy Group, Inc.            1,200                  31,050

SCANA Corp.                       7,100                  177,500

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Sierra Pacific Resources          2,354                 $ 57,379

SIGCORP, Inc.                     800                    21,450

TECO Energy, Inc.                 6,800                  142,800

Thermo Ecotek Corp. (a)           1,100                  8,525

TNP Enterprises, Inc.             500                    18,688

Unisource Energy Corp. (a)        1,000                  11,938

United Illuminating Co.           600                    30,000

Utilicorp United, Inc.            5,450                  126,372

Wisconsin Energy Corp.            6,000                  146,625

WPS Resources Corp.               800                    23,300

                                                         4,011,926

GAS - 1.4%

AGL Resources, Inc.               3,700                  66,831

Atmos Energy Corp.                1,000                  25,063

Cascade Natural Gas Corp.         100                    1,831

Colonial Gas Co.                  200                    7,525

Connecticut Energy Corp.          300                    11,213

Contour Energy Co. (a)            500                    844

CTG Resources, Inc.               200                    7,163

Dynegy, Inc.                      6,000                  141,000

El Paso Energy Corp.              4,600                  168,188

Energen Corp.                     900                    16,988

Equitable Resources, Inc.         2,100                  77,175

Indiana Energy, Inc.              766                    16,230

K N Energy, Inc.                  3,550                  72,331

KeySpan Corp.                     7,460                  220,070

Laclede Gas Co.                   500                    10,844

MCN Energy Group, Inc.            4,600                  82,225

MDU Resources Group, Inc.         3,150                  74,025

Midcoast Energy Resources,        1,300                  22,913
Inc.

Mitchell Energy & Development     1,500                  30,563
Corp. Class A

National Fuel Gas Co.             1,300                  61,181

New Jersey Resources Corp.        900                    34,875

Northwest Natural Gas Co.         2,100                  52,500

NUI Corp.                         100                    2,563

Ocean Energy, Inc. (a)            5,852                  59,252

Piedmont Natural Gas Co.,         1,000                  33,563
Inc.

Public Service Co. of North       700                    21,350
Carolina, Inc.

Questar Corp.                     4,900                  92,488

SEMCO Energy, Inc.                105                    1,523

South Jersey Industries, Inc.     300                    8,550

Southern Union Co.                960                    20,100

Southwest Gas Corp.               2,500                  69,688

Southwestern Energy Co.           800                    7,150

UGI Corp.                         2,600                  59,638

Washington Gas Light Co.          2,700                  72,056

Western Resources, Inc.           4,500                  107,438



                                 SHARES                 VALUE (NOTE 1)

WICOR, Inc.                       2,800                 $ 81,900

Yankee Energy System, Inc.        900                    36,900

                                                         1,875,737

TELEPHONE SERVICES - 3.2%

Allegiance Telecom, Inc. (a)      2,400                  144,300

Atlantic Tele-Network, Inc.       140                    1,383

Caprock Communications Corp.      1,900                  46,788
(a)

CFW Communications Co.            400                    8,475

Cincinnati Bell, Inc.             5,300                  98,050

Commonwealth Telephone            600                    25,575
Enterprises, Inc. (a)

COMSAT Corp. Series 1             1,700                  59,075

Covad Communications Group,       2,800                  129,150
Inc.

CTC Communications Corp. (a)      1,400                  21,088

Destia Communications, Inc.       2,900                  46,400

e.spire Communications, Inc.      1,600                  12,800
(a)

FirstCom Corp. (a)                2,100                  16,800

Global TeleSystems Group,         7,900                  255,269
Inc. (a)

GST Telecommunications, Inc.      2,800                  38,500
(a)

Hyperion Telecommunications,      1,500                  28,219
Inc.  Class A (a)

I-Link Corp. (a)                  2,500                  8,750

ICG Communications, Inc. (a)      1,500                  31,125

Intermedia Communications,        2,700                  70,200
Inc. (a)

ITC DeltaCom, Inc. (a)            3,100                  81,763

IXC Communications, Inc. (a)      2,029                  71,269

Level 3 Communications, Inc.      14,700                 878,325
(a)

Mastech Corp. (a)                 2,800                  48,475

McLeodUSA, Inc. Class A (a)       6,700                  223,613

Metromedia Fiber Network,         6,400                  188,400
Inc.  Class A (a)

MGC Communications, Inc. (a)      700                    16,100

NetMoves Corp. (a)                2,200                  14,300

Network Access Solutions          3,700                  52,725
Corp. (a)

NEXTLINK Communications, Inc.     2,700                  136,013
 Class A (a)

North Pittsburgh Systems,         100                    1,306
Inc.

NorthEast Optic Network, Inc.     1,400                  50,400
(a)

Pacific Gateway Exchange,         1,500                  30,563
Inc. (a)

PLD Telekom, Inc. (a)             1,000                  2,848

Primus Telecommunications         1,861                  43,734
Group, Inc. (a)

Qwest Communications              30,320                 871,700
International, Inc. (a)

RCN Corp. (a)                     3,100                  130,200

Rhythms NetConnections, Inc.      2,700                  103,275
(a)

Source Media, Inc. (a)            1,600                  13,150

STAR Telecommunications, Inc.     4,215                  24,236
(a)

Startec Global Communications     1,400                  17,850
Corp. (a)

TALK.com, Inc. (a)                4,100                  42,281

TALK.com, Inc. rights 2/28/00     90                     0
(a)

Teligent, Inc. Class A (a)        600                    37,838

Time Warner Telecom, Inc.         1,700                  45,900

Transaction Network Services,     1,000                  43,875
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

U.S. LEC Corp. Class A (a)        1,000                 $ 32,500

USN Communications, Inc. (a)      700                    7

Viatel, Inc. (a)                  1,200                  46,425

West Teleservices Corp. (a)       2,000                  21,250

WinStar Communications, Inc.      1,800                  91,463
(a)

                                                         4,403,731

WATER - 0.2%

American States Water Co.         200                    7,050

American Water Works, Inc.        3,100                  90,288

Aquarion Co.                      1,150                  41,400

E Town Corp.                      300                    15,225

Pennsylvania Enterprises,         300                    9,375
Inc.

Philadelphia Suburban Corp.       1,276                  29,587

United Water Resources, Inc.      2,500                  83,751

                                                         276,676

TOTAL UTILITIES                                          11,702,721

TOTAL COMMON STOCKS                                      129,774,098
(Cost $128,924,203)

PREFERRED STOCKS - 0.0%



CONVERTIBLE PREFERRED STOCKS
- 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Kimco Realty Corp. Series D       108                    2,612
$1.875

Prime Retail, Inc. Series B,      60                     900
$2.13

                                                         3,512

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Automatic Common Exchangeable     500                    6,875
Securities Trust II
(Republic Industries, Inc.)
$1.55 TRACES

TOTAL CONVERTIBLE PREFERRED                              10,387
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Price Enterprises, Inc.           900                    13,388
Series A $1.40

HEALTH - 0.0%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Mediq, Inc. Series A, $1.30       7                      32
(a)

TOTAL NONCONVERTIBLE                                     13,420
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                   23,807
(Cost $24,521)

U.S. TREASURY OBLIGATIONS -
10.6%

                                       PRINCIPAL AMOUNT      VALUE (NOTE 1)

U.S. Treasury Bills, yield at          $ 14,651,000          $ 14,521,139
date of purchase 4.22% to
4.86%  9/9/99 to 12/9/99 (c)
(Cost $14,521,657)

CASH EQUIVALENTS - 10.9%

                              SHARES

Bankers Trust Institutional    14,948,413                  14,948,413
Daily Asset Fund, 5.28% (b)
(Cost $14,948,413)

TOTAL INVESTMENT PORTFOLIO -                              159,267,457
116.3%
(Cost $158,418,794)

NET OTHER ASSETS - (16.3%)                                (22,370,651)

NET ASSETS - 100%                                          $ 136,896,806


FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/(LOSS)

PURCHASED

22 S&P 500 Stock  Index  Sept. 1999           $ 7,258,900                 $ 75,307
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
5.3%

SECURITY TYPE ABBREVIATIONS

TRACES - Trust Automatic
         Common Exchange Securities

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized daily yield of the fund at period end.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,102,000.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $84,392,506 and $19,898,698, respectively.

The market value of futures contracts opened and closed during the period amounted to $72,469,780 and $66,234,442, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers Trust. The commissions paid to these affiliated firms were $1,549 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $14,447,615. The fund received cash collateral of $14,948,413 which was invested in Bankers Trust Institutional Daily Asset Fund. The fund also received non-cash collateral of $92,327 which represents U.S. Treasury obligations.

INCOME TAX INFORMATION

At August 31, 1999, the aggregate cost of investment securities for income tax purposes was $159,503,977. Net unrealized depreciation aggregated $236,520, of which $16,709,985 related to appreciated investment securities and $16,946,505 related to depreciated investment securities.

SPARTAN EXTENDED MARKET PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                  AUGUST 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 159,267,457
value  (cost $158,418,794) -
 See accompanying schedule

Cash                                          54,349

Receivable for investments                    57,737
sold

Receivable for fund shares                    428,874
sold

Dividends receivable                          72,080

Interest receivable                           7,096

Redemption fees receivable                    30

 TOTAL ASSETS                                 159,887,623

LIABILITIES

Payable for investments         $ 7,825,270
purchased

Payable for fund shares          132,739
redeemed

Accrued management fee           854

Payable for daily variation      32,481
on  futures contracts

Other payables and  accrued      51,060
expenses

Collateral on securities         14,948,413
loaned,  at value

 TOTAL LIABILITIES                            22,990,817

NET ASSETS                                   $ 136,896,806

Net Assets consist of:

Paid in capital                              $ 134,897,315

Undistributed net investment                  592,845
income

Accumulated undistributed net                 482,676
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   923,970
(depreciation) on investments

NET ASSETS, for 4,988,235                    $ 136,896,806
shares outstanding

NET ASSET VALUE, offering                     $27.44
price  and redemption price
per share ($136,896,806
(divided by) 4,988,235
shares)

STATEMENT OF OPERATIONS

                          SIX MONTHS ENDED AUGUST 31,
                          1999 (UNAUDITED)

INVESTMENT INCOME                         $ 500,261
Dividends

Interest                                   142,024

Security lending                           68,668

 TOTAL INCOME                              710,953

EXPENSES

Management fee and            $ 137,485
sub-advisory fees

Transfer agent fees            66,927

Accounting fees                30,396

Non-interested trustees'       112
compensation

Registration fees              44,210

Audit                          9,409

Legal                          52

Miscellaneous                  4

 Total expenses before         288,595
reductions

 Expense reductions            (146,618)   141,977

NET INVESTMENT INCOME                      568,976

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities         1,256,482

 Futures contracts             (600,849)   655,633

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities         3,002,008

 Futures contracts             70,036      3,072,044

NET GAIN (LOSS)                            3,727,677

NET INCREASE (DECREASE) IN                $ 4,296,653
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED AUGUST 31,  YEAR ENDED FEBRUARY 28, 1999
ASSETS                           1999 (UNAUDITED)

Operations Net investment        $ 568,976                    $ 615,135
income

 Net realized gain (loss)         655,633                      3,074,918

 Change in net unrealized         3,072,044                    (3,771,841)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       4,296,653                    (81,788)
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (118,711)                    (480,843)
From net investment income

 From net realized gain           (1,828,586)                  (1,053,874)

 TOTAL DISTRIBUTIONS              (1,947,297)                  (1,534,717)

Share transactions Net            91,574,560                   60,271,075
proceeds from sales of shares

 Reinvestment of distributions    1,833,945                    1,464,744

 Cost of shares redeemed          (21,437,993)                 (33,355,405)

 NET INCREASE (DECREASE) IN       71,970,512                   28,380,414
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Trading fees                      102,240                      456,042

  TOTAL INCREASE (DECREASE)       74,422,108                   27,219,951
IN NET ASSETS

NET ASSETS

 Beginning of period              62,474,698                   35,254,747

 End of period (including        $ 136,896,806                $ 62,474,698
undistributed net investment
income of $592,845 and
$177,510, respectively)

OTHER INFORMATION
Shares

 Sold                             3,266,882                    2,346,010

 Issued in reinvestment of        70,644                       57,682
distributions

 Redeemed                         (783,128)                    (1,287,002)

 Net increase (decrease)          2,554,398                    1,116,690


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED AUGUST 31,  YEARS ENDED FEBRUARY 28,
                                 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                  1999                      1998 E

Net asset value, beginning of    $ 25.67                      $ 26.77                   $ 25.00
period

Income from Investment
Operations

Net investment income D           .17                          .32                       .11

Net realized and unrealized       2.39                         (.92)                     1.43
gain (loss)

Total from investment             2.56                         (.60)                     1.54
operations

Less Distributions

 From net investment income       (.05)                        (.22)                     (.07)

From net realized gain            (.77)                        (.52)                     -

Total distributions               (.82)                        (.74)                     (.07)

Trading fees added to paid in     .03                          .24                       .30
capital

Net asset value, end of period   $ 27.44                      $ 25.67                   $ 26.77

TOTAL RETURN B, C                 10.27%                       (1.33)%                   7.39%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 136,897                    $ 62,475                  $ 35,255
(000 omitted)

Ratio of expenses to average      .31% A, F                    .31% F                    .26% A, F
net assets

Ratio of net investment           1.24% A                      1.25%                     1.44% A
income to average net assets

Portfolio turnover rate           45% A                        29%                       40% A


A ANNUALIZED B TOTAL RETURNS
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. C
THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN. D
NET INVESTMENT INCOME  PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD
NOVEMBER 5, 1997
(COMMENCEMENT OF OPERATIONS)
TO FEBRUARY 28,1998. F FMR
AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

SPARTAN INTERNATIONAL INDEX FUND
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

SPARTAN INTERNATIONAL INDEX     10.99%         31.69%       31.11%

MSCI EAFE                       10.51%         25.95%       27.83%

International Funds Average     13.08%         24.80%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the fund's performance stacked up against its peers, you can compare it to the International Funds Average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 630 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999   PAST 1 YEAR  LIFE OF FUND

SPARTAN INTERNATIONAL INDEX     31.69%       16.05%

MSCI EAFE                       25.95%       14.45%

International Funds Average     24.80%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             Spartan Intl Index          MS EAFE (Net MA tax)
             00399                       MS001
  1997/11/05      10000.00                    10000.00
  1997/11/30       9904.00                     9790.87
  1997/12/31       9972.48                     9878.11
  1998/01/31      10441.63                    10331.71
  1998/02/28      11083.21                    10996.56
  1998/03/31      11359.89                    11337.23
  1998/04/30      11569.05                    11428.83
  1998/05/31      11516.61                    11375.46
  1998/06/30      11613.42                    11463.62
  1998/07/31      11754.60                    11581.92
  1998/08/31       9955.51                    10149.13
  1998/09/30       9943.41                     9840.18
  1998/10/31      11125.33                    10868.19
  1998/11/30      11657.79                    11427.14
  1998/12/31      12082.32                    11880.11
  1999/01/31      12115.09                    11847.20
  1999/02/28      11812.01                    11567.02
  1999/03/31      12278.92                    12052.14
  1999/04/30      12811.51                    12542.42
  1999/05/31      12127.30                    11898.62
  1999/06/30      12700.89                    12364.58
  1999/07/31      12991.78                    12734.28
  1999/08/31      13110.59                    12782.92
IMATRL PRASUN   SHR__CHT 19990831 19990913 085239 R00000000000025

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan International Index Fund on November 5, 1997, when the fund started. As the chart shows, by August 31, 1999, the value of the investment would have been $13,111 - a 31.11% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,783 - a 27.83% increase.

(checkmark) UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

SPARTAN INTERNATIONAL INDEX FUND
FUND TALK: THE SUB-ADVISER'S OVERVIEW

(photograph of Dean Barr)

The following is an interview with Dean Barr, who oversees the Spartan International Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund.

Q. HOW DID THE FUND PERFORM, DEAN?

A. For the six-month period ending August 31, 1999, the fund returned 10.99% (figure does not include the purchase fee, which was discontinued on April 28, 1999). In comparison, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index returned 10.51%. The international funds average returned 13.08% during the same period, according to Lipper Inc. For the 12 months that ended August 31, 1999, the fund returned 31.69%, compared to 25.95% for the EAFE index and 24.80% for the Lipper average.

Q. HOW WOULD YOU DESCRIBE THE INVESTMENT CLIMATE DURING THE PERIOD?

A. Strengthening economies, lower interest rates and widespread corporate restructuring activity helped many foreign stock markets post positive performances over the past six months. Europe, a major component of the index, saw generally mixed performance despite overall signs of sustained improvement on the economic and corporate fronts, as investors seemed to find more attractive opportunities in other regions. Concerns over inflationary pressures and rising interest rates in the U.S. kept the U.K. equity market off balance during the period as well. Conversely, the previously faltering Japanese stock market forged ahead, taking the next steps toward recovery. Reforms, most notably in the banking sector, and government economic intervention helped to get that market back on its feet.

Q. WHAT DROVE THE EAFE INDEX'S SIX-MONTH RETURNS?

A. The Japanese market, a major component of the index, had the largest impact on performance during the period. Renewed optimism about Japan's economic recovery, fueled by strong gross domestic product data, lured overseas investors back to Japan's markets. The Japanese government launched a number of initiatives aimed at jump-starting the nation's deteriorating economy and bolstering its troubled banking system. In recent months, there have been encouraging signs that these programs are working. The TOPIX Index - a broad measure of the Japanese stock market performance - surged 41.31% during the six-month period.

Q. WHAT OTHER FACTORS INFLUENCED PERFORMANCE?

A. Energy-related stocks aided performance as the price of oil rebounded on improving supply/demand fundamentals. Among the beneficiaries were Royal Dutch Petroleum and BP Amoco. In addition, industry merger and acquisition activity continued unabated as integrated international energy companies sought to expand their global competitiveness and improve their bottom lines. France-based Total Fina and Elf Aquitaine, for example, each launched a takeover strike against the other during the period. In the automotive sector, world markets applauded signs of accelerating economic growth throughout Europe and many Asian economies. Toyota's strong stock performance was an excellent case in point.

Q. WHAT MARKETS DETRACTED?

A. Italy registered the poorest performance of the period. Export growth was subdued and domestic demand remained weak as low interest rates failed to stimulate private borrowing on a large scale. Banks and insurers were hit particularly hard. Interest-rate concerns also played a role in the financial sector's poor performance. Spain, too, suffered on expectations of higher interest rates, fueled by the pace of economic growth in the U.S. and elsewhere in Europe. Utilities there fell victim to these concerns as well, with companies such as Gas Natural SDG and Endesa each experiencing precipitous declines. Other European detractors included DaimlerChrysler and France Telecom.

Q. WHAT'S YOUR OUTLOOK, DEAN?

A. The prospects for European companies remain favorable. Europe's stock markets have lagged other regions over recent months and appear poised for a turnaround. Whatever happens, it'll be in no small part influenced by events in the U.S. The Japanese stock market, on the other hand, is likely to remain sensitive to the relative strength of the yen, as well as to the overall direction of U.S. markets. Japan may require further government intervention to sustain its economic recovery. I expect merger, acquisition and restructuring activity to continue to remain a positive theme throughout the world.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 2.

NOTE TO SHAREHOLDERS: At a meeting held on September 15, 1999, after the period covered in this report, shareholders approved a new sub-advisory agreement among the fund, Fidelity Management & Research Co., and Bankers Trust.

(checkmark) FUND FACTS

GOAL: total return that corresponds to that of the MSCI EAFE Index

FUND NUMBER: 399

TRADING SYMBOL: FSIIX

START DATE: November 5, 1997

SIZE: as of August 31, 1999, more than
$89 million

SUB-ADVISER: Bankers Trust, since inception

SPARTAN INTERNATIONAL INDEX FUND

INVESTMENT CHANGES

TOP TEN STOCKS AS OF AUGUST
31, 1999

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS IN
                                                       THESE STOCKS 6 MONTHS AGO

Nippon Telegraph  & Telephone   1.6                     1.3
Corp.  (Japan, Telephone
Services)

Royal Dutch Petroleum Co.       1.6                     1.3
(Hague Registry)
(Netherlands, Oil & Gas)

BP Amoco PLC  (United           1.5                     1.0
Kingdom, Oil & Gas)

Toyota Motor Corp.  (Japan,     1.4                     1.2
Autos, Tires,  & Accessories)

Nokia AB  (Finland,             1.3                     1.1
Communications Equipment)

Novartis AG (Reg.)              1.2                     1.5
(Switzerland, Drugs  &
Pharmaceuticals)

HSBC Holdings PLC  (United      1.1                     0.6
Kingdom) (Reg.)  (United
Kingdom, Banks)

Deutsche Telekom AG             1.1                     1.3
(Germany, Telephone Services)

British Telecommunications      1.0                     1.3
PLC (United Kingdom,
Telephone Services)

Glaxo Wellcome PLC  (United     1.0                     1.3
Kingdom, Drugs  &
Pharmaceuticals)


GEOGRAPHIC DIVERSIFICATION (% OF NET ASSETS)

AS OF AUGUST 31, 1999

Australia       2.6%
France          9.3%
United Kingdom 20.8%
Germany         9.6%
Italy           4.0%
Switzerland     6.5%
Spain           2.8%
Japan          26.1%
Other          12.5%
Netherlands     5.8%

Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 9.300000000000001
Row: 1, Col: 3, Value: 9.6
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 5, Value: 26.1
Row: 1, Col: 6, Value: 5.8
Row: 1, Col: 7, Value: 12.5
Row: 1, Col: 8, Value: 2.8
Row: 1, Col: 9, Value: 6.5
Row: 1, Col: 10, Value: 20.8
PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

AS OF FEBRUARY 28, 1999

Australia       2.8%
France          9.7%
Germany        10.4%
United Kingdom 22.9%
Switzerland     7.5%
Italy           5.3%
Spain           3.5%
Other          11.0%
Japan          20.9%
Netherlands     6.0%

Row: 1, Col: 1, Value: 2.8
Row: 1, Col: 2, Value: 9.699999999999999
Row: 1, Col: 3, Value: 10.4
Row: 1, Col: 4, Value: 5.3
Row: 1, Col: 5, Value: 20.9
Row: 1, Col: 6, Value: 6.0
Row: 1, Col: 7, Value: 11.0
Row: 1, Col: 8, Value: 3.5
Row: 1, Col: 9, Value: 7.5
Row: 1, Col: 10, Value: 22.9
PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN INTERNATIONAL INDEX FUND

INVESTMENTS AUGUST 31, 1999 (UNAUDITED)

Showing Percentage of Net Assets

COMMON STOCKS - 84.6%

                                 SHARES                VALUE (NOTE 1)

AUSTRALIA - 1.6%

Amcor Ltd.                        5,543                $ 28,954

AMP Ltd.                          8,355                 83,432

Australian Gas Light Co.          3,167                 20,626

Boral Ltd.                        11,148                17,117

Brambles Industries Ltd.          1,829                 51,073

Broken Hill Proprietary Co.       13,127                141,506
Ltd. (The)

Coca-Cola Amatil Ltd.             8,612                 31,167

Coles Myer Ltd.                   9,298                 51,995

Colonial Ltd.                     7,418                 27,947

CSL Ltd.                          1,021                 12,186

CSR Ltd.                          9,549                 24,436

Fosters Brewing Group Ltd.        14,632                42,966

General Property Trust            11,458                19,498

Gio Australia Holdings Ltd.       2,266                 3,669

Goodman Fielder Ltd.              5,290                 4,873

James Hardie Industries Ltd.      1,000                 2,667

Lend Lease Corp. Ltd.             4,044                 49,523

M.I.M. Holdings Ltd.              4,957                 3,901

National Australia Bank Ltd.      11,059                167,607

News Corp. Ltd.                   14,962                109,599

Normandy Mining Ltd.              16,126                11,555

North Ltd.                        6,769                 14,983

Orica Ltd.                        1,178                 6,127

Pacific Dunlop Ltd.               4,100                 6,112

Pioneer International Ltd.        6,858                 17,550

QBE Insurance Group Ltd.          1,057                 3,787

Rio Tinto Ltd.                    2,388                 41,096

Santos Ltd.                       4,924                 14,743

Smith (Howard) Ltd.               507                   4,054

Southcorp Holdings Ltd.           5,707                 21,527

Tabcorp Holdings Ltd.             2,851                 19,516

Telstra Corp. Ltd.                38,566                201,082

Wesfarmers Ltd.                   2,300                 20,747

Westfield Trust                   398                   829

Westfield Trust Unit              11,639                23,753

Westpac Banking Corp.             14,728                89,511

WMC Ltd.                          8,363                 36,954

Woolworths Ltd.                   9,317                 32,652

                                                        1,461,320

AUSTRIA - 0.2%

Austria Tabak AG (a)              270                   14,734

Bank Austria AG                   1,139                 60,529

Boehler-Uddeholm AG               50                    2,405

Flughafen Wien AG                 90                    3,564

Generali Holding Vienna AG        90                    15,419

Mayr Melnhof Karton AG            60                    2,881

Oesterreichische                  320                   48,055
Elektrizitaetswirtschafts AG
(verbund) (a)

OMV AG                            300                   30,124



                                 SHARES                VALUE (NOTE 1)

VA Technologie AG                 180                  $ 15,895

Wienerberger Baustoffind AG       820                   19,503

                                                        213,109

BELGIUM - 1.3%

Barco Industries NV (a)           76                    10,529

Bekaert SA (a)                    8                     3,711

Cimenteries Bedrijven (CBR)       186                   16,936
(a)

Colruyt NV                        32                    21,354

D'ieteren SA (a)                  51                    23,731

Delhaize Freres & Compagnie       636                   54,144
Le Lion

Electrabel SA                     609                   203,712

Fortis B (a)                      7,716                 265,202

Fortis B:

CVG rights 7/20/01 (a)            196                   1,047

VVPR STRIP (a)                    1,764                 19

Groupe Bruxelles Lambert SA       286                   54,715

KBC Bancassurance Holding NV      3,233                 181,210

Solvay Et Compagnie SA            961                   67,737

Tractebel                         860                   157,251

Ucb Corp.                         1,659                 70,354

Union Miniere SA                  100                   4,009

                                                        1,135,661

DENMARK - 0.7%

Carlsberg AS:

Class A                           400                   15,371

Class B                           100                   3,948

D/S 1912 Class B                  12                    116,140

D/S Svenborg                      7                     95,744

Danisco AS                        679                   28,992

Den Danske Bank Group AS          600                   68,488

Fls Industries                    217                   5,559

GN Store Nordic AS                169                   5,725

International Service Systems     435                   24,022
AS  Class B (a)

Novo-Nordisk AS Class B           808                   95,451

Tele Danmark AS Class B           2,230                 126,322

Unidanmark AS Class A             500                   32,878

                                                        618,640

FINLAND - 1.8%

Instrumentarium OY:

Class A                           100                   3,754

Class B                           19                    693

Kemira OY                         500                   2,855

Kesko OY (a)                      900                   11,060

Merita Ltd. Series A              9,700                 51,291

Metra OY Series B                 200                   3,596

Metso Oyj (a)                     2,200                 27,919

Nokia AB                          13,600                1,133,900

Outokumpu OY Class A              2,600                 34,013

Pohjola Group Insurance Corp.:

Class A                           100                   4,759

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

FINLAND - CONTINUED

Pohjola Group Insurance
Corp.: - continued

Class B                           100                  $ 4,875

Raisio Group PLC                  2,900                 29,320

Sampo Insurance Co. Ltd.          800                   26,227

Sonera Group PLC                  5,000                 121,354

Tietoenator Oyj Abp               1,100                 37,226

UPM-Kymmene Corp.                 3,400                 117,758

                                                        1,610,600

FRANCE - 6.6%

Accor SA (a)                      329                   79,259

Alcatel Alsthom Compagnie         1,589                 245,798
Generale d'Electricite SA
(RFD) (a)

AXA SA de CV                      2,754                 343,092

Banque Nationale de Paris (a)     3,485                 266,835

Banque Nationale de Paris         754                   6,626
warrants 7/1/02 (a)

BIC Ste (a)                       200                   10,491

Bouygues (a)                      266                   73,421

Canal Plus SA (a)                 1,144                 78,881

Cap Gemini SA                     614                   105,517

Carrefour Supermarche SA (a)      1,846                 300,645

Casino Guichard Perrachon et      673                   70,960
Compagnie (a)

Coflexip SA (a)                   35                    3,118

Compagnie de St. Gobain           694                   134,311

Dassault Systemes SA              326                   12,411

Elf Aquitaine                     2,159                 380,254

Eridania Beghin Say Group (a)     100                   13,241

Essilor International SA (a)      50                    16,709

Eurafrance (Societe)              10                    6,144

France Telecom SA                 7,852                 611,996

Groupe Danone                     597                   147,864

L'Air Liquide                     710                   109,025

L'Oreal SA                        528                   341,453

Lafarge SA                        924                   99,379

Lagardere S.C.A. (Reg.) (a)       943                   38,295

Legrand SA (a)                    171                   40,689

LVMH (Louis Vuitton Moet          725                   220,893
Hennessy)

LVMH (Louis Vuitton Moet          562                   16,969
Hennessy) rights 9/21/99 (a)

Michelin SA (Compagnie            1,073                 46,536
Generale des Etablissements)
Class B (a)

Pechiney SA Class A               207                   12,062

Pernod-Ricard                     393                   30,174

Peugeot SA                        464                   85,382

Pinault Printemps SA (a)          963                   167,021

Promodes                          122                   115,216

Rhone-Poulenc SA Class A          2,729                 132,527

Sagem SA                          15                    3,894

Sanofi-Synthelabo SA (a)          5,814                 242,255

Schneider SA (a)                  1,421                 95,426



                                 SHARES                VALUE (NOTE 1)

Seita                             135                  $ 7,367

Sidel SA                          175                   19,377

Simco SA (Reg.)                   124                   10,917

Societe Generale, France          857                   167,941
Class A

Sodexho Alliance SA               220                   36,179

Suez Lyonnaise des Eaux           1,209                 201,887

Technip SA (a)                    53                    5,863

Thomson CSF                       1,657                 60,632

Total Fina SA (a)                 774                   8

Total Fina SA:

Class B                           1,870                 243,334

Class B                           774                   100,026

Usinor Sacilor (a)                900                   13,944

Valeo SA                          444                   35,921

Vivendi SA (a)                    4,173                 322,602

                                                        5,930,767

GERMANY - 6.2%

Aachener & Muenchener             200                   16,921
Beteiligungs AG

Adidas-Salomon AG                 250                   23,028

Allianz AG (Reg.)                 1,823                 476,195

Axa Colonia Konzern AG            100                   9,793

BASF AG                           4,500                 199,877

Bayer AG                          5,600                 240,918

Bayerische Hypo-und               3,025                 175,950
Vereinsbank AG

Beiersdorf AG                     350                   23,874

Continental Gummi-Werke AG        350                   7,773

DaimlerChrysler AG (Reg.)         7,392                 555,786

Deutsche Bank AG                  4,661                 317,640

Deutsche Lufthansa AG (Reg.)      3,250                 61,867

Deutsche Telekom AG               21,556                962,014

Dresdner Bank AG                  3,650                 166,098

Heidelberger Zement AG            400                   40,187

Hochtief AG                       250                   11,102

Karstadt AG                       50                    23,530

Linde AG                          1,000                 60,069

MAN AG                            500                   16,815

Mannesmann AG                     2,800                 423,443

Merck Kgaa                        1,500                 50,762

Metro AG                          2,180                 122,581

Munich Reinsurance AG:

warrants 7/1/02 (a)               16                    533

(Reg.)                            1,282                 241,342

Preussag AG                       1,393                 78,593

RWE AG                            3,250                 137,653

SAP AG (Systeme  Anwendungen      450                   154,191
Produkte)

Schering AG                       400                   44,337

SGL Carbon AG (a)                 50                    3,667

Siemens AG                        4,300                 357,476

Thyssen Krupp AG (a)              4,350                 99,367

Veba AG                           3,850                 240,711

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

GERMANY - CONTINUED

Viag AG                           5,200                $ 109,105

Volkswagen AG                     2,250                 134,441

                                                        5,587,639

HONG KONG - 1.7%

Bank of East Asia Ltd.            7,727                 17,813

Cable & Wireless HKT Ltd.         98,028                222,821

Cathay Pacific Airways Ltd.       32,000                54,398

Cheung Kong Holdings Ltd.         19,000                165,165

CLP Holdings Ltd.                 20,500                97,155

Hang Lung Development Co.         5,000                 5,763
Ltd.

Hang Seng Bank Ltd.               15,800                178,552

Hong Kong & China Gas Co.         36,846                51,722
Ltd.

Hong Kong & Shanghai Hotels       5,000                 3,960
Ltd. (The)

Hopewell Holdings Ltd.            2,200                 1,530

Hutchison Whampoa Ltd.            31,000                302,417

Hysan Development Ltd.            4,139                 5,384

Johnson Electric Holdings         9,000                 40,567
Ltd.

New World Development Co.         19,697                47,435
Ltd.

Shangri-La Asia Ltd.              14,000                15,866

Sino Land Co.                     13,006                6,532

South China Morning Post          8,000                 5,074
Holdings

Sun Hung Kai Properties Ltd.      20,215                173,124

Swire Pacific Ltd. Class A        13,000                67,135

Television Broadcasts Ltd.        2,000                 8,912

Wharf Holdings Ltd.               21,228                57,684

Wharf Holdings Ltd. warrants      400                   247
12/31/99 (a)

                                                        1,529,256

IRELAND - 0.6%

Allied Irish Banks PLC            10,574                136,762

Bord Telecom Eirann PLC (a)       27,075                123,409

CRH PLC                           4,767                 107,431

Fyffes PLC (Ireland)              2,866                 5,456

Independent Newspapers PLC        2,235                 10,920
(Ireland)

Irish Life & Permanent PLC        3,612                 37,435

Jefferson Smurfit Group PLC       13,845                40,265

Kerry Group PLC Class A           2,282                 27,995

Ryanair Holdings PLC (a)          2,235                 20,800

                                                        510,473

ITALY - 2.9%

Alitalia Linee Aeree Ital         15,523                41,615
Class A

Assicurazioni Generali Spa        8,504                 288,419

Banca Commerciale Italiana Spa    14,553                99,592

Banca Intesa Spa                  20,076                85,223

Benetton Group Spa                21,255                40,933

Bulgari Spa                       1,231                 8,055

Edison Spa                        5,796                 48,534

Eni Spa sponsored ADR             65,570                395,258

Fiat Spa                          3,031                 98,535



                                 SHARES                VALUE (NOTE 1)

Istituto Nazionale Delle          33,848               $ 82,259
Assicurazioni Spa

Italcementi Spa                   721                   9,927

Italgas Spa                       7,103                 29,732

La Rinascente Spa                 879                   7,021

Mediaset Spa                      9,893                 87,842

Mediobanca Spa                    5,267                 54,593

Mediobanca Spa warrants           334                   687
12/31/00 (a)

Montedison Spa                    28,883                43,649

Olivetti & Co. Spa                48,028                111,946

Parmalat Finanziaria Spa          5,994                 7,772

Pirelli Spa                       19,836                49,864

Riunione Adriatica di Sicurta     4,136                 38,964
(RSA) Spa

San Paolo-IMI Spa                 12,088                163,005

Sirti Spa                         981                   5,085

Telecom Italia Mobile Spa         54,815                318,659

Telecom Italia Spa                28,822                291,102

Unicredito Italiano Spa           41,597                192,680

Unione Immobiliare Spa            20,657                9,857

                                                        2,610,808

JAPAN - 24.5%

77 Bank Ltd.                      3,000                 29,330

Acom Co. Ltd.                     1,600                 162,271

Advantest Corp.                   1,100                 149,117

Ajinomoto Co., Inc.               8,000                 91,360

Alps Electric Co. Ltd.            2,000                 58,058

Amada Co. Ltd.                    4,000                 33,594

Aoyama Trading Co. Ltd.           1,000                 37,336

Asahi Bank Ltd.                   30,000                183,486

Asahi Breweries Ltd.              6,000                 91,141

Asahi Chemical Industry Co.       17,000                90,785
Ltd.

Asahi Glass Co. Ltd.              14,000                88,439

Bank of Fukuoka Ltd.              2,000                 11,495

Bank of Tokyo-Mitsubishi Ltd.     48,000                716,418

Bank of Yokohama Ltd.             5,000                 15,519

Bridgestone Corp.                 9,000                 254,690

Canon, Inc.                       9,000                 268,875

Casio Computer Co. Ltd.           1,000                 6,956

Central Japan Railway Co.         14                    92,684

Chiba Bank                        1,000                 3,752

Chugai Pharmaceutical Co.         2,000                 22,091
Ltd.

Citizen Watch Co. Ltd. (a)        3,000                 25,798

Cosmo Oil Co. Ltd.                3,000                 5,477

Credit Saison Co. Ltd.            1,700                 38,331

Dai Ei, Inc. (a)                  10,000                42,631

Dai Nippon Printing Co. Ltd.      8,000                 130,723

Daiichi Pharmaceutical Co.        3,000                 46,310
Ltd.

Daikin Industries Ltd.            3,000                 32,863

Dainippon Ink & Chemicals,        7,000                 27,158
Inc.

Daiwa Bank Ltd.                   6,000                 18,482

Daiwa House Industry Co. Ltd.     6,000                 60,249

Daiwa Securities Co. Ltd.         15,000                135,698

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

JAPAN - CONTINUED

Denso Corp.                       10,000               $ 222,740

East Japan Railway Co.            42                    254,197

Ebara Corp.                       3,000                 36,971

Eisai Co. Ltd.                    3,000                 69,287

Fanuc Ltd.                        2,600                 156,648

Fuji Bank Ltd.                    36,000                371,354

Fuji Photo Film Co. Ltd.          6,000                 219,088

Fujikura Ltd. (a)                 3,000                 19,225

Fujitsu Ltd.                      20,000                586,061

Furukawa Electric Co. Ltd.        9,000                 50,938

Gunma Bank Ltd.                   4,000                 25,925

Hankyu Corp. (a)                  3,000                 10,653

Hitachi Ltd.                      35,000                354,813

Hitachi Zosen Corp. (a)           5,000                 5,888

Honda Motor Co. Ltd.              10,000                401,661

House Foods Corp.                 1,000                 15,108

Hoya Corp.                        1,000                 59,884

Industrial Bank of Japan Ltd.     28,000                284,997
(The)

Isetan Co. Ltd. (a)               2,000                 17,801

Ishikawajima-Harima Heavy         10,000                19,519
Industries Co. Ltd.

Ito-Yokado Co. Ltd.               4,000                 294,308

Itochu Corp. (a)                  15,000                45,872

Japan Airlines Co. Ltd.           21,000                80,707

Japan Energy Corp.                6,000                 7,668

Japan Tobacco, Inc.               12                    166,507

Joyo Bank Ltd.                    7,000                 28,116

Jusco Co. Ltd.                    4,000                 77,046

Kajima Corp.                      12,000                51,814

Kandenko Co. Ltd. (a)             1,000                 5,925

Kaneka Corp. (a)                  3,000                 34,233

Kansai Electric Power Co.,        10,500                201,287
Inc.

Kao Corp.                         7,000                 198,731

Kawasaki Heavy Industries         19,000                43,361
Ltd. (a)

Kawasaki Steel Corp.              38,000                86,722

Keihin Electric Express           1,000                 3,588
Railway Co. Ltd.

Kikkoman Corp.                    2,000                 16,413

Kinden Corp.                      3,000                 30,125

Kinki Nippon Railway Co. Ltd.     19,000                95,048
(a)

Kirin Brewery Co. Ltd.            11,000                133,552

Kokuyo Co. Ltd. (a)               1,000                 17,801

Komatsu Ltd.                      12,000                76,681

Komori Corp.                      1,000                 21,452

Konami Co. Ltd.                   1,000                 87,544

Konica Corp.                      1,000                 4,026

Kubota Corp.                      18,000                56,853

Kuraray Co. Ltd.                  5,000                 60,067

Kurita Water Industries Ltd.      2,000                 36,259

Kyocera Corp.                     1,700                 111,735

Kyowa Hakko Kogyo Co. Ltd.        3,000                 22,730

Makita Corp.                      1,000                 11,867

Marubeni Corp.                    11,000                26,008



                                 SHARES                VALUE (NOTE 1)

Marui Co. Ltd.                    4,000                $ 66,822

Matsushita Electric               22,000                442,338
Industrial Co. Ltd.

Meiji Seika Kaisha Ltd.           5,000                 37,428

Minebea Co. Ltd.                  5,000                 60,249

Mitsubishi Chemical Corp.         24,000                80,624

Mitsubishi Corp.                  17,000                141,376

Mitsubishi Electric Corp.         24,000                121,375

Mitsubishi Estate Co. Ltd.        14,000                144,671

Mitsubishi Gas Chemical Co.,      3,000                 8,627
Inc.

Mitsubishi Heavy Industries       37,000                161,112
Ltd.

Mitsubishi Logistics Corp.        1,000                 11,228

Mitsubishi Materials Corp. (a)    15,000                42,311

Mitsubishi Rayon Co. Ltd.         3,000                 8,462

Mitsubishi Trust & Banking        14,000                146,972
Corp.

Mitsui & Co. Ltd.                 18,000                126,688

Mitsui Fudosan Co. Ltd.           10,000                81,336

Mitsui Marine & Fire              10,000                54,863
Insurance Co. Ltd.

Mitsui Mining & Smelting Co.      4,000                 23,625
Ltd.

Mitsui OSK Lines Ltd.             3,000                 5,751

Mitsui Trust & Banking Co.        3,000                 6,189
Ltd.

Mitsukoshi Ltd. (a)               5,000                 29,668

Murata Manufacturing Co. Ltd.     3,000                 240,997

Mycal Corp.                       3,000                 18,075

Nagoya Railroad Co. Ltd.          2,000                 5,970

Nankai Electric Railway Co.       2,000                 8,216
Ltd.

NEC Corp.                         17,000                276,234

NGK Insulators Ltd.               3,000                 31,494

NGK Spark Plug Co. Ltd.           1,000                 10,261

Nichido Fire & Marine             1,000                 4,793
Insurance Co. Ltd.

Nichiei Co. Ltd.                  400                   36,880

Nidec Corp.                       200                   39,418

Nikon Corp.                       5,000                 84,714

Nintendo Co. Ltd.                 800                   138,756

Nippon Computer Systems Corp.     2,000                 35,821

Nippon Express Co. Ltd.           12,000                91,688

Nippon Fire & Marine              1,000                 3,286
Insurance Co.

Nippon Meat Packers, Inc.         2,000                 27,386

Nippon Mitsubishi Oil Corp.       17,000                75,266

Nippon Paper Industries Co.       11,000                72,299
Ltd.

Nippon Steel Corp.                73,000                191,255

Nippon Telegraph & Telephone      131                   1,470,902
Corp.

Nippon Yusen Kabushiki Kaisha     15,000                54,772

Nishimatsu Construction           2,000                 11,593

Nissan Motor Co. Ltd. (a)         26,000                151,426

Nisshinbo Industries, Inc.        1,000                 5,212

Nissin Food Products Co. Ltd.     1,000                 26,473

Nitto Denko Corp.                 2,000                 55,320

NKK Corp. (a)                     5,000                 4,656

Nomura Securities Co. Ltd.        21,000                307,682

NSK Ltd.                          6,000                 38,560

Obayashi Corp.                    10,000                53,950

Odakyu Electric Railway Co.       1,000                 3,213
Ltd.

Oji Paper Co. Ltd.                12,000                83,253

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

JAPAN - CONTINUED

Olympus Optical Co. Ltd.          2,000                $ 29,778

Omron Corp.                       3,000                 61,208

Onward Kashiyama Co. Ltd.         2,000                 30,563

Oriental Land Co. Ltd.            600                   42,181

Orix Corp.                        1,000                 96,216

Osaka Gas Co. Ltd.                27,000                86,266

Pioneer Corp.                     1,000                 17,750

Promise Co. Ltd.                  600                   49,843

Rohm Co. Ltd.                     1,000                 199,005

Sakura Bank Ltd.                  44,000                232,964

Sankyo Co. Ltd.                   5,000                 139,212

Sanrio Co. Ltd.                   1,000                 47,378

Sanwa Shutter Corp.               1,000                 4,893

Sanyo Electric Co. Ltd.           22,000                95,395

Sapporo Breweries Ltd.            1,000                 4,199

Secom Ltd.                        1,000                 136,474

Sega Enterprises                  200                   3,651

Sekisui Chemical Co. Ltd.         6,000                 33,411

Sekisui House Ltd.                8,000                 85,956

Sharp Corp.                       12,000                182,939

Shimamura Corp.                   200                   26,473

Shimano, Inc.                     2,000                 47,834

Shimizu Construction Co. Ltd.     6,000                 26,784

Shin-Etsu Chemical Co. Ltd.       5,000                 203,569

Shionogi & Co. Ltd.               3,000                 25,743

Shiseido Co. Ltd.                 5,000                 69,834

Shizuoka Bank Ltd.                9,000                 98,590

Showa Denko KK                    2,000                 2,739

Showa Shell Sekiyu K.K. Co.       2,000                 13,474

Skylark Co. Ltd.                  2,000                 52,581

SMC Corp.                         1,000                 152,449

Snow Brand Milk Products Co.      2,000                 9,147
Ltd.

Softbank Corp.                    600                   205,943

Sony Corp.                        4,300                 547,444

Sumitomo Bank Ltd. Japan          33,000                451,869

Sumitomo Chemical Co. Ltd.        19,000                97,476

Sumitomo Corp.                    12,000                85,444

Sumitomo Electric Industries      8,000                 108,814
Ltd.

Sumitomo Heavy Industries         3,000                 10,078
Ltd. (a)

Sumitomo Marine and Fire          7,000                 45,369
Insurance  Co. Ltd.

Sumitomo Metal Industries         28,000                37,574
Ltd. (a)

Sumitomo Metal Mining Co.         3,000                 11,666
Ltd.

Taiheiyo Cement Corp.             14,000                36,679

Taisei Corp.                      11,000                24,602

Taisho Pharmaceutical Co.         4,000                 168,333
Ltd.

Taiyo Yuden Co. Ltd.              1,000                 21,452

Takara Shuzo Co. Ltd.             2,000                 29,741

Takashimaya Co. Ltd.              3,000                 26,838

Takeda Chemical Industries        9,000                 451,869
Ltd.

Takefuji Corp.                    800                   128,605



                                 SHARES                VALUE (NOTE 1)

Teijin Ltd.                       12,000               $ 50,938

Tobu Railway Co. Ltd.             2,000                 6,189

Toho Co. Ltd.                     200                   30,855

Tohoku Electric Power Co.,        5,800                 92,127
Inc.

Tokai Bank Ltd.                   25,000                158,839

Tokio Marine & Fire Insurance     17,000                200,192
 Co. Ltd. (The)

Tokyo Broadcasting System,        1,000                 16,203
Inc.

Tokyo Dome Corp. (a)              1,000                 5,623

Tokyo Electric Power Co.          14,200                330,549

Tokyo Electron Ltd.               2,000                 140,582

Tokyo Gas Co. Ltd.                25,000                61,619

Tokyo Style Co. Ltd.              1,000                 10,772

Tokyu Corp.                       9,000                 23,662

Toppan Printing Co. Ltd.          8,000                 102,241

Toray Industries, Inc.            16,000                82,085

Toshiba Corp.                     18,000                159,880

Tosoh Corp.                       8,000                 25,195

Tostem Corp.                      3,000                 61,619

Toto Ltd.                         4,000                 29,577

Toyo Seikan Kaisha Ltd.           3,000                 69,834

Toyoda Automatic Loom Works       1,000                 16,359
Ltd.

Toyota Motor Corp.                39,000                1,227,281

Uni-Charm Corp                    1,000                 51,942

Uny Co. Ltd.                      2,000                 27,386

Wacoal Corp.                      2,000                 21,179

Yamaguchi Bank Ltd. (The)         1,000                 7,805

Yamaha Corp.                      1,000                 10,954

Yamaichi Securities Co. Ltd.      3,000                 5,562
(a)

Yamanouchi Pharmaceutical Co.     4,000                 178,192
Ltd.

Yamato Transport Co. Ltd.         5,000                 120,955

Yamazaki Baking Co.               3,000                 39,710

                                                        21,913,658

NETHERLANDS - 5.8%

ABN AMRO Holding NV               15,736                383,589

Aegon NV                          7,346                 643,254

Akzo Nobel NV                     3,395                 158,156

Buhrmann NV                       244                   4,309

Elsevier NV                       8,603                 99,169

Getronics NV                      1,414                 69,311

Hagemeyer NV                      885                   21,994

Heineken NV                       3,470                 173,210

IHC Caland NV                     109                   5,135

ING Groep NV                      10,516                577,190

KLM Royal Dutch Airlines NV       226                   6,144

Koninklijke Ahold NV              6,950                 249,164

Koninklijke Hoogovens NV          106                   6,137

Koninklijke KPN NV                5,480                 245,724

Koninklijke Philips               3,653                 376,858
Electronics NV

Oce NV, Venio                     456                   9,693

Royal Dutch Petroleum Co.         23,334                1,443,791
(Hague Registry)

Stork NV                          82                    1,773

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

NETHERLANDS - CONTINUED

TNT Post Group NV                 4,953                $ 122,308

Unilever NV                       6,377                 444,092

Unilever NV                       3,945                 21,361

Wolters Kluwer NV                 2,446                 91,054

                                                        5,153,416

NEW ZEALAND - 0.1%

Brierley Investments Ltd. (a)     9,835                 2,341

Carter Holt Harvey Ltd.           17,298                20,501

Contact Energy Ltd.               6,812                 11,352

Fletcher Challenge Ltd.           3,817                 9,779
(Energy Division)

Lion Nathan Ltd.                  3,755                 8,357

Telecom Corp. of New Zealand      15,711                70,498
Ltd.

                                                        122,828

NORWAY - 0.4%

Aker RGI ASA Series A             300                   4,612

Bergesen d y AS Class A           600                   8,994

Christiania Bank Og               5,650                 24,002
Kreditkasse

Den Norske Bank ASA Class A       5,050                 20,165
Free shares

Elkem A/S                         600                   10,716

Kvaerner AS (a)                   860                   19,090

Merkantildata (c)                 1,300                 13,765

Norsk Hydro AS                    3,050                 127,233

Norske Skogindustrier AS          300                   12,553
Class A

Orkla-Borregaard AS               1,550                 24,124

Orkla-Borregaard AS Series B      200                   2,756
(non-vtg.)

Petroleum Geo-Services ASA (a)    1,000                 20,029

Schibsted AS Series B             1,300                 13,267

Storebrand ASA (a)                2,950                 19,569

Tomra Systems AS                  450                   15,816

                                                        336,691

PORTUGAL - 0.5%

Banco Comercial Portuges SA       2,487                 66,121

Banco Espirito Santo e            1,470                 37,326
Comercial  de Lisboa SA

BPI-SGPS SA (Reg.)                808                   16,244

Brisa Auto-Estradas de            400                   15,504
Portugal Sarl

Cimpor-Cimentos de Portugal       1,492                 25,514
SGPS SA

Cimpor-Cimentos de Portugal       513                   8,773
SGPS SA (a)

Electricidade de Portugal SA      7,052                 119,325

Jeronimo Martins, SGPS SA         1,294                 37,783

Portugal Telecom SA               2,480                 103,834

SONAE Industria e                 200                   6,665
Investimentos SA

                                                        437,089

SINGAPORE - 1.0%

City Developments Ltd.            8,000                 48,447

Cycle & Carriage Ltd.             1,000                 5,640

DBS Land Ltd.                     20,000                45,598



                                 SHARES                VALUE (NOTE 1)

Development Bank of Singapore     12,327               $ 141,252
Ltd.  (For. Reg.)

Fraser & Neave Ltd.               1,000                 3,800

Keppel Corp. Ltd.                 8,000                 25,886

Oversea-Chinese Banking Corp.     13,071                91,574
Ltd.  (For. Reg.)

Parkway Holdings Ltd.             2,000                 4,204

Sembcorp Industries Ltd.          23,969                31,877

Singapore Airlines Ltd. (For.     15,000                140,711
Reg.)

Singapore Press Holdings Ltd.     5,048                 83,919

Singapore Technologies            26,000                31,336
Engineering Ltd.

Singapore Telecommunications      75,000                133,141
Ltd.

United Industrial Corp. Ltd.      7,000                 4,011

United Overseas Bank Ltd.         7,000                 51,950
(For. Reg.)

                                                        843,346

SPAIN - 1.9%

Acerinox SA (Reg.)                479                   15,886

Aguas de Barcelon SA              1,725                 28,459

Argentaria Caja Postal y          3,955                 90,135
Banco Hipotecario de Espana
SA

Autopistas Concesionaria          2,265                 25,367
Espanola SA

Banco Bilbao Vizcaya SA (Reg.)    16,516                220,427

Banco Santander Central           26,087                262,365
Hispano SA

Corporacion Financiera Alba SA    1,272                 37,464

Corporacion Mapfre Compania       138                   2,605
Internacional de Reaseguros
SA (Reg.)

Endesa SA                         7,111                 142,885

FOCSA (Fomento Construcciones     530                   31,472
y Contratas SA)

Gas Natural SDG SA Series E       3,999                 94,183

Grupo Dragados SA                 1,998                 24,574

Iberdrola SA                      7,137                 102,649

Repsol SA                         8,334                 174,774

Tabacalera SA Series A            1,450                 27,863

Telefonica SA (a)                 24,633                393,365

Union Electrica Fenosa SA         1,280                 18,274

Vallehermoso SA                   600                   5,616

Zardoya Otis SA                   210                   5,443

                                                        1,703,806

SWEDEN - 2.3%

ABB AB Series B                   500                   8,206

ABB Ltd. (Sweden) (a)             1,006                 103,232

AGA AB Series A                   1,600                 27,073

Atlas Copco AB:

Series A                          1,300                 37,529

Series B                          600                   17,139

Drott AB Series B                 600                   5,204

Electrolux AB                     4,000                 80,540

Ericsson (L.M.) Telefon AB        20,900                680,556
Class B

ForeningsSparbanken AB Series     5,750                 86,484
A

Hennes & Mauritz AB Class B       9,100                 230,141

Netcom AB Series B (a)            1,300                 43,994

OM Gruppen AB                     300                   3,402

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

SWEDEN - CONTINUED

Sandvik AB:

Series A                          2,200                $ 60,041

Series B                          200                   5,495

Securitas AB Class B              3,700                 52,958

Skandia Foersaekrings AB          5,500                 112,077

Skandinaviska Enskilda Banken     6,500                 67,410
Class A

Skanska AB Class B                1,200                 47,014

SKF AB                            800                   18,243

SSAB Swedish Steel Series A       300                   4,185

Svenska Cellulosa AB (SCA)        2,400                 69,866
Class B

Svenska Handelsbanken AB          7,600                 105,552

Swedish Match Co.                 5,000                 20,196

Trelleborg AB Class B             300                   2,693

Volvo AB:

Class A                           1,700                 47,942

Class B                           3,300                 91,781

WM-Data AB Series B               1,000                 37,177

                                                        2,066,130

SWITZERLAND - 6.5%

ABB Ltd. (Reg) (Switzerland)      2,372                 242,137
(a)

Adecco SA                         200                   110,340

Alusuisse Lonza Holding Ltd.      70                    83,251
(Reg.)

Credit Suisse Group (Reg.)        2,890                 546,112

Georg Fischer AG (Reg.)           20                    6,145

Holderbank Financiere Glarus
AG:

(Bearer)                          61                    75,167

(Reg.)                            82                    27,577

Kuoni Reisen Holding AG Class     2                     8,001
B (Reg.)

Nestle SA (Reg.)                  435                   859,366

Novartis AG (Reg.)                745                   1,073,076

Roche Holding AG                  18                    321,110

Roche Holding AG                  75                    868,186
participation certificates

SAirGroup (Reg.)                  50                    10,522

Sulzer AG (Reg.)                  40                    25,134

Surveillance, Soc Gen Sgs (a)     5                     5,692

Swatch Group AG (The):

(Bearer)                          25                    18,401

(Reg.)                            100                   15,973

Swiss Reinsurance Co. (Reg.)      160                   312,388

Swisscom AG                       790                   260,723

UBS AG                            2,301                 649,936

Valora Holding AG                 20                    5,048

Zurich Allied AG (Reg.)           550                   323,059

                                                        5,847,344

UNITED KINGDOM - 18.0%

Abbey National PLC                14,334                245,812

Allied Zurich PLC                 16,333                199,448

Anglian Water PLC                 960                   11,407

Arjo Wiggins Appleton PLC         3,168                 10,937

Associated British Foods PLC      6,392                 43,774



                                 SHARES                VALUE (NOTE 1)

AstraZeneca Group PLC:

(Sweden)                          4,994                $ 195,658

(United Kingdom) (Reg.)           10,609                417,729

BAA PLC                           12,086                126,142

Barclays PLC                      14,550                432,214

Barratt Developments PLC          1,067                 5,534

Bass PLC                          8,935                 120,012

BBA Group PLC                     1,607                 13,108

Berkeley Group PLC                1,883                 23,750

BG PLC                            40,081                240,860

Blue Circle Industries PLC        10,513                72,334

BOC Group PLC                     5,636                 118,551

Boots Co. PLC                     10,333                127,424

BP Amoco PLC                      70,674                1,320,721

BP Amoco PLC sponsored ADR        3,188                 357,455

BPB Industries PLC                2,861                 17,342

British Aerospace PLC             19,835                144,674

British Airways PLC               13,664                89,352

British American Tobacco PLC      22,723                191,006

British Land Co. PLC              5,212                 43,602

British Sky Broadcasting          18,272                172,809
Group PLC

British Steel PLC                 20,146                52,254

British Telecommunications PLC    59,951                923,995

BTR Siebe PLC                     39,325                200,483

Bunzl PLC                         1,940                 10,077

Burmah Castrol PLC                649                   12,328

Cable & Wireless PLC              23,857                273,513

Cadbury Schweppes PLC             14,865                93,744

Caradon PLC                       2,172                 6,051

Carillion PLC (a)                 817                   1,823

Carlton Communications PLC        8,554                 64,761

Centrica PLC                      47,111                125,383

CGU PLC                           13,687                203,619

Coats Viyella PLC                 2,748                 2,294

Compass Group PLC                 8,527                 79,549

Diageo PLC                        33,604                339,935

Electrocomponents PLC             1,584                 12,870

EMI Group PLC                     10,045                85,324

FKI PLC                           2,190                 7,473

General Electric Co. PLC          27,244                272,098

GKN PLC Class L                   7,901                 120,904

Glaxo Wellcome PLC                33,914                897,661

Granada Group PLC                 19,153                170,838

Great Universal Stores PLC        11,542                116,202
Class A

Halifax Group PLC                 18,340                204,520

Hammerson PLC                     827                   6,573

Hanson PLC                        8,662                 73,410

Hilton Group PLC                  14,014                53,499

HSBC Holdings PLC  (United        78,714                979,990
Kingdom) (Reg.)

Hyder PLC                         596                   5,378

IMI PLC                           1,347                 6,618

Imperial Chemical Industries      3,656                 41,815
PLC Class L

Jarvis PLC                        1,041                 4,931

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

Johnson Matthey PLC               851                  $ 8,335

Kingfisher PLC                    14,573                175,148

Land Securities PLC               6,900                 96,889

Lasmo PLC                         2,944                 7,233

Legal & General Group Ltd.        56,732                155,544

Lloyds TSB Group PLC              49,620                685,602

Marks & Spencer PLC               30,131                201,024

MEPC PLC                          1,272                 10,692

Misys PLC                         7,985                 70,582

National Grid Group PLC           17,096                113,990

National Power PLC (c)            11,847                84,176

Next PLC                          1,139                 13,461

Pearson PLC                       6,756                 139,290

Peninsular & Oriental Steam       7,364                 120,668
Navigation Co.

Pilkington PLC                    4,213                 7,374

Provident Financial Group PLC     1,579                 20,283

Prudential Corp. PLC              16,153                240,824

Railtrack PLC Class L             4,150                 79,364

Rank Group PLC Class L            2,483                 10,296

Reed International PLC            5,789                 38,460

Rentokil Initial PLC              32,382                129,859

Reuters Group PLC                 14,679                214,841

Rexam PLC                         2,874                 13,475

Rio Tinto PLC (Reg.)              10,939                196,725

Rmc Group PLC                     1,538                 25,177

Rolls-Royce PLC                   8,529                 33,861

Royal & Sun Alliance              10,023                83,367
Insurance  Group PLC

Royal Bank of Scotland Group      6,899                 143,124
PLC

Safeway PLC                       5,278                 21,865

Sainsbury (J.) PLC                13,524                93,159

Schroders PLC                     2,755                 59,455

Scottish & Newcastle PLC          2,947                 29,031

Scottish Power UK plc             13,829                126,903

Slough Estates PLC                1,512                 8,813

SmithKline Beecham PLC            52,942                675,010

Smiths Industries PLC             1,099                 16,438

Stagecoach Holdings PLC           6,474                 22,454

Tarmac PLC                        817                   6,638

Tate & Lyle PLC                   1,628                 10,535

Taylor Woodrow PLC                1,796                 5,277

Tesco PLC                         57,932                171,392

Thames Water PLC                  3,404                 48,864

TI Group PLC                      3,623                 29,189

Unigate PLC                       800                   4,894

Unilever PLC                      29,082                279,460



                                 SHARES                VALUE (NOTE 1)

United Utilities PLC              2,898                $ 34,365

Vickers PLC                       678                   1,943

Vodafone AirTouch PLC             34,940                700,765

Vodafone AirTouch PLC             1,900                 381,069
sponsored ADR

Williams PLC Class L              4,176                 23,670

Wolseley PLC                      4,255                 33,888

                                                        16,096,309

TOTAL COMMON STOCKS                                     75,728,890
(Cost $68,796,968)

NONCONVERTIBLE PREFERRED
STOCKS - 0.4%



AUSTRALIA - 0.1%

News Corp. Ltd. (ltd. vtg.)       13,408                88,951

GERMANY - 0.2%

RWE AG (non-vtg.)                 700                   22,416

SAP AG (Systeme Anwendungen       350                   138,433
Produkte)

Volkswagen AG                     500                   17,714

                                                        178,563

ITALY - 0.1%

Fiat Spa (savings share)          185                   2,976

Fiat Spa                          432                   6,810

Telecom Italia Mobile Spa         13,406                46,644

Telecom Italia Spa Risp           4,291                 24,528

                                                        80,958

TOTAL NONCONVERTIBLE                                   348,472
PREFERRED STOCKS
(Cost $334,332)

GOVERNMENT OBLIGATIONS - 15.4%

                                        PRINCIPAL AMOUNT

UNITED STATES OF AMERICA -
15.4%

U.S. Treasury Bills, yield at           $ 13,930,000           13,807,626
date of purchase 4.52% to
4.86%  9/16/99 to 12/9/99
(d) (Cost $13,808,787)

CASH EQUIVALENTS - 1.8%

                              SHARES                    VALUE (NOTE 1)

Bankers Trust Institutional    1,594,785                $ 1,594,785
Daily Asset Fund, 5.28% (b)
(Cost $1,594,785)

TOTAL INVESTMENT PORTFOLIO -                            91,479,773
102.2%
(Cost $84,534,872)

NET OTHER ASSETS - (2.2%)                               (1,938,869)

NET ASSETS - 100%                                      $ 89,540,904


FUTURES CONTRACTS

                                 EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/(LOSS)

PURCHASED

17 All Ordinary Index            Sept. 1999           $ 816,968                   $ (23,562)
Contracts (Australia)

51 CAC 40 Index Contracts        Sept. 1999            2,454,268                   50,310
(France)

21 DAX 30 Index Contracts        Sept. 1999            2,898,179                   (36,434)
(Germany)

25 FTSE 100 Index Contracts      Sept. 1999            2,500,722                   8,565
(United Kingdom)

8 Hang Seng Stock Index          Sept. 1999            701,179                     (6,548)
Contracts (Hong Kong)

8 Ibex 35 Index Contracts        Sept. 1999            834,524                     20,817
(Spain)

5 Mib 30 Index Contracts         Sept. 1999            879,969                     (13,760)
(Italy)

9 Nikkei 225 Index Contracts     Sept. 1999            788,625                     (6,481)
(Japan)

4 Nikkei 300 Index Contracts     Sept. 1999            95,453                      3,816
(Japan)

4 Topix Index Contracts (Japan)  Sept. 1999            496,131                     48,016

                                                      $ 12,466,018                $ 44,739


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
13.9%

FORWARD FOREIGN CURRENCY
CONTRACTS

                          SETTLEMENT DATES      VALUE            UNREALIZED GAIN/(LOSS)

CONTRACTS TO BUY

6,197,115 EUR             Sept. 1999            $ 6,564,433      $ 29,525

1,541,593 GBP             Sept. 1999             2,475,899        7,856

461,303,000 JPY           Sept. 1999             4,224,129        88,198


TOTAL CONTRACTS TO BUY                     $ 13,264,461    $ 125,579
(Payable amount $13,138,882)

THE VALUE OF CONTRACTS TO BUY AS A PERCENTAGE OF NET ASSESTS - 14.8%


               SETTLEMENT DATES      VALUE      UNREALIZED GAIN/(LOSS)

CONTRACTS TO SELL

357,418,519 JPY    Sept. 1999  $ 3,272,878      $ (58,682)

(Receivable amount $3,214,196)                    $ 66,897

THE VALUE OF CONTRACTS TO SELL AS A PERCENTAGE OF NET ASSETS - 3.7%

CURRENCY ABBREVIATIONS

EUR - Euro
GBP - British pound
JPY - Japanese yen

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized daily yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $97,941 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $973,750.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Net Assets

AEROSPACE & DEFENSE           0.3%

BASIC INDUSTRIES              3.7

CASH EQUIVALENTS              1.8

CONSTRUCTION & REAL ESTATE    3.1

DURABLES                      6.0

ENERGY                        5.1

FINANCE                       19.8

GOVERNMENT OBLIGATIONS        15.4

HEALTH                        7.3

HOLDING COMPANIES             0.0

INDUSTRIAL MACHINERY &        4.9
EQUIPMENT

MEDIA & LEISURE               2.4

NONDURABLES                   5.1

PRECIOUS METALS               0.1

RETAIL & WHOLESALE            4.0

SERVICES                      1.4

TECHNOLOGY                    6.1

TRANSPORTATION                2.4

UTILITIES                      13.3

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $35,182,097 and $929,940, respectively.

The market value of futures contracts opened and closed during the period amounted to $33,287,502 and $26,673,416, respectively.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $1,644,575. The fund received cash collateral of $1,594,785 which was invested in Bankers Trust Institutional Daily Asset Fund. The fund also received non-cash collateral of $159,035 which represents U.S. Treasury obligations.

INCOME TAX INFORMATION

At August 31, 1999, the aggregate cost of investment securities for income tax purposes was $84,575,539. Net unrealized appreciation aggregated $6,904,234, of which $10,393,855 related to appreciated investment securities and $3,489,621 related to depreciated investment securities.

At February 28, 1999, the fund had a capital loss carryforward of approximately $491,000 all of which will expire on February 29, 2007.

SPARTAN INTERNATIONAL INDEX PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                              AUGUST 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 91,479,773
value  (cost $84,534,872) -
See accompanying schedule

Cash                                         2,695

Foreign currency held at                     4,395,541
value  (cost $4,398,847)

Receivable for investments                   113,571
sold

Unrealized appreciation on                   125,579
foreign currency contracts

Receivable for fund shares                   656,542
sold

Dividends receivable                         186,293

Interest receivable                          2,223

Redemption fees receivable                   7

Receivable from investment                   6,523
adviser for expense
reductions

 TOTAL ASSETS                                96,968,747

LIABILITIES

Payable for investments        $ 5,412,165
purchased

Unrealized depreciation on      58,682
foreign currency contracts

Payable for fund shares         71,699
redeemed

Payable for daily variation     236,128
on  futures contracts

Other payables and  accrued     54,384
expenses

Collateral on securities        1,594,785
loaned,  at value

 TOTAL LIABILITIES                           7,427,843

NET ASSETS                                  $ 89,540,904

Net Assets consist of:

Paid in capital                             $ 81,374,296

Undistributed net investment                 821,675
income

Accumulated undistributed net                368,213
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  6,976,720
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 2,797,905                   $ 89,540,904
shares outstanding

NET ASSET VALUE, offering                    $32.00
price  and redemption price
per share ($89,540,904
(divided by) 2,797,905
shares)

STATEMENT OF OPERATIONS

                            SIX MONTHS ENDED AUGUST 31,
                                      1999 (UNAUDITED)

INVESTMENT INCOME                            $ 773,218
Dividends

Interest                                      144,010

Security lending                              10,145

                                              927,373

Less foreign taxes withheld                   (82,597)

 TOTAL INCOME                                 844,776

EXPENSES

Management fee and               $ 102,261
sub-advisory fees

Transfer agent fees               44,045

Accounting fees                   30,511

Non-interested trustees'          72
compensation

Registration fees                 46,303

Audit                             10,866

Legal                             34

Miscellaneous                     2

 Total expenses before            234,094
reductions

 Expense reductions               (127,312)   106,782

NET INVESTMENT INCOME                         737,994

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            12,095

 Foreign currency transactions    263,139

 Futures contracts                677,897     953,131

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            3,804,125

 Assets and liabilities in        101,725
foreign currencies

 Futures contracts                (103,380)   3,802,470

NET GAIN (LOSS)                               4,755,601

NET INCREASE (DECREASE) IN                   $ 5,493,595
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       SIX MONTHS ENDED AUGUST 31,  YEAR ENDED FEBRUARY 28, 1999
ASSETS                           1999 (UNAUDITED)

Operations Net investment        $ 737,994                    $ 550,810
income

 Net realized gain (loss)         953,131                      (395,381)

 Change in net unrealized         3,802,470                    1,261,011
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       5,493,595                    1,416,440
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (15,043)                     (612,100)
From net investment income

 From net realized gain           -                            (88,646)

 In excess of net realized        -                            (44,030)
gain

 TOTAL DISTRIBUTIONS              (15,043)                     (744,776)

Share transactions Net            60,345,563                   31,517,056
proceeds from sales of shares

 Reinvestment of distributions    14,225                       714,996

 Cost of shares redeemed          (19,588,708)                 (14,735,826)

 NET INCREASE (DECREASE) IN       40,771,080                   17,496,226
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Trading fees                      115,220                      321,951

  TOTAL INCREASE (DECREASE)       46,364,852                   18,489,841
IN NET ASSETS

NET ASSETS

 Beginning of period              43,176,052                   24,686,211

 End of period (including        $ 89,540,904                 $ 43,176,052
undistributed net investment
income of $821,675 and
$135,758, respectively)

OTHER INFORMATION
Shares

 Sold                             1,939,190                    1,096,066

 Issued in reinvestment of        471                          24,926
distributions

 Redeemed                         (638,993)                    (516,971)

 Net increase (decrease)          1,300,668                    604,021


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED AUGUST 31,  YEARS ENDED FEBRUARY 28,
                                 1999

SELECTED PER-SHARE DATA          (UNAUDITED)                  1999                      1998 E

Net asset value, beginning of    $ 28.84                      $ 27.64                   $ 25.00
period

Income from Investment
Operations

Net investment income D           .39                          .46                       .11

Net realized and unrealized       2.72                         1.08                      2.29
gain (loss)

Total from investment             3.11                         1.54                      2.40
operations

Less Distributions

 From net investment income       (.01)                        (.48)                     (.06)

From net realized gain            -                            (.09)                     -

In excess of net realized gain    -                            (.04)                     -

Total distributions               (.01)                        (.61)                     (.06)

Trading fees added to paid in     .06                          .27                       .30
capital

Net asset value, end of period   $ 32.00                      $ 28.84                   $ 27.64

TOTAL RETURN B, C                 10.99%                       6.58%                     10.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 89,541                     $ 43,176                  $ 24,686
(000 omitted)

Ratio of expenses to average      .36% A, F                    .36% f                    .35% a, f
net assets

Ratio of net investment           2.51% a                      1.62%                     1.43% a
income to average net assets

Portfolio turnover rate           3% a                         2%                        2% a


A ANNUALIZED B TOTAL RETURNS
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. C
THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN. D
NET INVESTMENT INCOME  PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD
NOVEMBER 5, 1997
(COMMENCEMENT OF OPERATIONS)
TO FEBRUARY 28,1998. F FMR
AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

The Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION:

SPARTAN TOTAL MARKET INDEX AND SPARTAN EXTENDED MARKET INDEX FUNDS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

SPARTAN INTERNATIONAL INDEX FUND. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to 0.50%, 0.75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. This fee, which is retained by the fund, is accounted for as an addition to paid in capital. Shares purchased through April 28, 1999 were subject to a purchase fee, but were not subject to a short-term trading fee.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SHORT-TERM TRADING (REDEMPTION) FEES - CONTINUED

Spartan Extended Market Index and Spartan International Index also receive their allocable share of short-term trading fees attributable to redemptions from the Fidelity Four-in-One Index Fund. For the period these fees total $1,626 and $2,168, respectively.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FORWARD FOREIGN CURRENCY CONTRACTS. The Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts".

FUTURES CONTRACTS. The funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities) and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annualized rate of .24%, .24% and .34% of the Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index funds' average net assets, respectively.

SUB-ADVISER FEE. FMR and each of the funds have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to each of the funds. For providing these services to Spartan Total Market Index and Spartan Extended Market Index, FMR pays Bankers Trust fees at an annual rate of 0.0125% of the average net assets of each fund. For providing these services to Spartan International Index, FMR pays Bankers Trust fees at an annual rate of 0.0650% of the average net assets of the fund, plus fees of up to $200,000 annually.

In addition, each fund pays Bankers Trust fees equal to 40% of net income from each fund's securities lending program. For the period, the funds paid Bankers Trust the following amounts:

                                     ANNUALIZED %
                                     OF AVERAGE
                             AMOUNT  NET ASSETS

Spartan Total Market Index   $30,829 0.02%
Spartan Extended Market Index 27,245 0.06%
Spartan International Index    4,059 0.01%

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE - CONTINUED

Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. On July 26, 1999, Bankers Trust was formally sentenced in United States District Court to pay the $60 million fine. Separately, Bankers Trust has agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty plea and formal sentence did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea and subsequent sentence, absent an order from the Securities and Exchange Commission (SEC), Bankers Trust would not be able to continue to provide investment advisory services to the funds. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

At a shareholder meeting held on September 15, 1999, shareholders approved both an interim sub-advisory agreement with Bankers Trust (required due to Bankers Trust's merger with Deutsche Bank) and a new sub-advisory agreement with Bankers Trust (one that no longer includes securities lending administration). The new sub-advisory agreement replaced the interim sub-advisory agreement and took effect on October 1, 1999. Bankers Trust and the trust, on behalf of Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index entered into a new securities lending agreement. Shareholders also approved a "manager-of-managers" arrangement, which will allow the Board to hire, terminate, or replace sub-advisers, and to modify material terms and conditions of a sub-advisory agreement (including the fees payable thereunder) for each fund without shareholders approval. The implementation of this "manager-of-managers" structure, however, is pending an exemptive order from the SEC.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13%, .15% and .15% of the average net assets of Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively.

ACCOUNTING FEES. FSC maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS.  Spartan Total Market Index and Spartan
Extended Market Index placed a portion of their portfolio transactions with brokerage firms which are affiliates of Bankers Trust. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.

5. SECURITY LENDING.

The funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse each fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above the following annual rates of average net assets for each of the following funds:

                              FMR
                              EXPENSE
                              LIMITATIONS REIMBURSEMENT

Spartan Total Market Index    .25%        $462,437
Spartan Extended Market Index .25%         146,516
Spartan International Index   .35%         127,312

In addition, the funds, or FMR on behalf of the funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, fees were reduced by $818 and $102, by the custodian for Spartan Total Market Index and Spartan Extended Market Index, respectively, under this arrangement.

PROXY VOTING RESULTS

A special meeting of Spartan Total Market Index Fund, Spartan Extended Market Index Fund, and Spartan International Index Fund's shareholders was held on September 15, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an interim sub-advisory agreement with Bankers Trust
Company for Spartan Total Market Index Fund.

               # OF             % OF
               VOTES CAST       VOTES CAST

Affirmative    220,354,122.68   91.554

Against        5,894,566.02     2.449

Abstain        14,434,137.12    5.997

TOTAL          240,682,825.82   100.000

PROPOSAL 2

To approve a new sub-advisory agreement with Bankers Trust Company for Spartan Total Market Index Fund.

                # OF            % OF
                VOTES CAST      VOTES CAST

Affirmative    219,566,294.10   91.226

Against        6,204,191.58     2.578

Abstain        14,912,340.14    6.196

TOTAL          240,682,825.82   100.000

PROPOSAL 3

To approve a new "manager-of-managers" arrangement for Spartan Total Market Index Fund.

                # OF            % OF
                VOTES CAST      VOTES CAST

Affirmative    214,490,453.82   89.117

Against        9,617,369.14     3.996

Abstain        16,575,002.86    6.887

TOTAL          240,682,825.82   100.000

PROPOSAL 4

To approve an interim sub-advisory agreement with Bankers Trust
Company for Spartan Extended Market Index Fund.

               # OF            % OF
               VOTES CAST      VOTES CAST

Affirmative    53,242,221.54   84.248

Against        1,741,336.71    2.755

Abstain        8,213,636.97    12.997

TOTAL          63,197,195.22   100.000

PROPOSAL 5

To approve a new sub-advisory agreement with Bankers Trust Company for Spartan Extended Market Index Fund.

                # OF           % OF
                VOTES CAST     VOTES CAST

Affirmative    52,849,082.01   83.626

Against        2,036,236.07    3.222

Abstain        8,311,877.14    13.152

TOTAL          63,197,195.22   100.000

PROPOSAL 6

To approve a new "manager-of-managers" arrangement for Spartan
Extended Market Index Fund.

                # OF           % OF
                VOTES CAST     VOTES CAST

Affirmative    52,035,515.11   82.338

Against        2,679,587.20    4.240

Abstain        8,482,092.91    13.422

TOTAL          63,197,195.22   100.000

PROPOSAL 7

To approve an interim sub-advisory agreement with Bankers Trust
Company for Spartan International Index Fund.

                # OF           % OF
                VOTES CAST     VOTES CAST

Affirmative    34,627,463.07   92.634

Against        828,064.61      2.215

Abstain        1,925,578.11    5.151

TOTAL          37,381,105.79   100.000

PROPOSAL 8

To approve a new sub-advisory agreement with Bankers Trust Company for Spartan International Index Fund.

                # OF           % OF
                VOTES CAST     VOTES CAST

Affirmative    34,485,359.21   92.253

Against        957,570.45      2.562

Abstain        1,938,176.13    5.185

TOTAL          37,381,105.79   100.000

PROPOSAL 9

To approve a new "manager-of-managers" arrangement for Spartan
International Index Fund.

                # OF           % OF
                VOTES CAST     VOTES CAST

Affirmative    32,900,140.68   88.013

Against        2,287,298.68    6.119

Abstain        2,193,666.43    5.868

TOTAL          37,381,105.79   100.000

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC) FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC) FIDELITY ON-LINE XPRESS+X(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC) MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP61
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

950 Northgate Drive
San Rafael, CA

455 Market Street
San Francisco, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Ave.
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29115 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine  Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER

Bankers Trust Company
New York, NY

OFFICERS

Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

Bankers Trust Company
New York, NY

* INDEPENDENT TRUSTEES

FIDELITY'S INDEX FUNDS

Four-In-One Index Fund
Spartan Extended Market Index Fund
Spartan International Index Fund
Spartan Market Index Fund(registered trademark)
Spartan Total Market Index Fund

THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
 Telephone (FAST SM) (AUTOMATED GRAPHIC)  1-800-544-5555

(AUTOMATED GRAPHIC) AUTOMATED LINE FOR QUICKEST SERVICE

SIF-SANN-1099  85812
1.707985.101

(RECYCLE LOGO)  Printed on Recycle Paper

(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY (REGISTERED TRADEMARK)
U.S. BOND INDEX
FUND

SEMIANNUAL REPORT

AUGUST 31, 1999


(Fidelity logo graphic)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             7   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    10  A summary of the major shifts
                          in the fund's investments
                          over the past six months.

INVESTMENTS           11  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.

 Retirement Plan Level Accounts

  Corporate Clients (800) 962-1375
  "Not For Profit" Clients (800) 343-0860

 Financial and Other Institutions

  Nationwide (800) 843-3001

 Other Investors (800) 544-8888

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTIONS CORPORATION IS A
BANK.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

In late August, just days after making what many market observers felt would be the final interest-rate hike of 1999, Federal Reserve Board Chairman Alan Greenspan re-ignited fears of further increases, calling the continued rise of stocks "inexplicable." He also indicated that stock movements would play a larger role in future monetary policy deliberations. In response, equity and bond markets retreated from solid gains earned earlier in the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at the appropriate phone number on the previous page.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

Fidelity US Bond Index         -0.84%         0.79%        41.49%        111.79%

LB Aggregate Bond              -0.80%         0.80%        42.05%        109.83%

Intermediate US Government     -0.96%         -0.23%       33.72%        n/a
Funds


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 8, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 126 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

Fidelity US Bond Index         0.79%        7.19%         8.23%

LB Aggregate Bond              0.80%        7.27%         8.12%

Intermediate US Government     -0.23%       5.97%         n/a
Funds

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$100,000 OVER LIFE OF FUND
             U.S. Bond Index Fund        LB Aggregate Bond
             00651                       LB001
  1990/03/08     100000.00                   100000.00
  1990/03/31     100334.13                   100200.26
  1990/04/30      99232.62                    99278.42
  1990/05/31     102189.26                   102217.06
  1990/06/30     103637.46                   103862.75
  1990/07/31     105211.59                   105296.06
  1990/08/31     103898.15                   103885.09
  1990/09/30     104751.63                   104747.34
  1990/10/31     106143.01                   106077.63
  1990/11/30     108273.07                   108358.30
  1990/12/31     110005.55                   110048.69
  1991/01/31     111316.41                   111413.29
  1991/02/28     112055.04                   112360.31
  1991/03/31     112952.27                   113135.59
  1991/04/30     114289.10                   114357.46
  1991/05/31     115089.04                   115020.73
  1991/06/30     114998.91                   114963.22
  1991/07/31     116575.94                   116561.21
  1991/08/31     119079.57                   119078.93
  1991/09/30     121585.25                   121496.23
  1991/10/31     122981.96                   122844.84
  1991/11/30     124257.93                   123975.01
  1991/12/31     128015.40                   127657.07
  1992/01/31     126511.27                   125920.93
  1992/02/29     127201.55                   126739.42
  1992/03/31     126754.56                   126029.68
  1992/04/30     127580.12                   126937.09
  1992/05/31     129996.05                   129336.20
  1992/06/30     131918.90                   131121.04
  1992/07/31     134833.17                   133795.91
  1992/08/31     136292.03                   135147.25
  1992/09/30     137967.69                   136755.50
  1992/10/31     136317.08                   134936.66
  1992/11/30     136256.71                   134963.64
  1992/12/31     138217.87                   137109.57
  1993/01/31     140967.33                   139742.07
  1993/02/28     143813.29                   142187.56
  1993/03/31     144409.44                   142784.74
  1993/04/30     145487.25                   143784.24
  1993/05/31     145670.64                   143971.16
  1993/06/30     148202.15                   146577.03
  1993/07/31     149308.26                   147412.52
  1993/08/31     151733.88                   149992.24
  1993/09/30     152252.00                   150397.22
  1993/10/31     152763.63                   150953.69
  1993/11/30     151516.01                   149670.58
  1993/12/31     152335.03                   150478.81
  1994/01/31     154246.91                   152510.27
  1994/02/28     151546.54                   149856.59
  1994/03/31     148345.96                   146155.13
  1994/04/30     147082.69                   144985.89
  1994/05/31     146961.57                   144971.39
  1994/06/30     146846.42                   144652.46
  1994/07/31     149481.52                   147531.04
  1994/08/31     149682.61                   147708.08
  1994/09/30     147691.69                   145536.77
  1994/10/31     147616.35                   145405.79
  1994/11/30     147378.55                   145085.89
  1994/12/31     148355.28                   146086.99
  1995/01/31     151119.14                   148979.51
  1995/02/28     154420.52                   152525.22
  1995/03/31     155258.79                   153455.62
  1995/04/30     157445.95                   155604.00
  1995/05/31     163459.44                   161625.88
  1995/06/30     164724.05                   162805.75
  1995/07/31     164468.64                   162447.57
  1995/08/31     166233.98                   164413.19
  1995/09/30     167825.55                   166008.00
  1995/10/31     170226.02                   168166.10
  1995/11/30     172626.38                   170688.59
  1995/12/31     175058.06                   173078.23
  1996/01/31     176222.54                   174220.55
  1996/02/29     173149.98                   171189.11
  1996/03/31     171911.37                   169990.79
  1996/04/30     170786.38                   169038.84
  1996/05/31     170482.12                   168700.76
  1996/06/30     172616.98                   170961.35
  1996/07/31     173139.90                   171422.95
  1996/08/31     172842.80                   171131.53
  1996/09/30     175690.27                   174109.22
  1996/10/31     179590.05                   177974.44
  1996/11/30     182646.39                   181017.80
  1996/12/31     180984.46                   179334.34
  1997/01/31     181371.40                   179890.28
  1997/02/28     181682.83                   180340.00
  1997/03/31     179823.39                   178338.23
  1997/04/30     182635.09                   181013.30
  1997/05/31     184088.01                   182732.93
  1997/06/30     186396.97                   184907.45
  1997/07/31     191235.46                   189899.95
  1997/08/31     189667.54                   188285.80
  1997/09/30     192553.43                   191072.43
  1997/10/31     195298.01                   193842.98
  1997/11/30     196212.75                   194734.66
  1997/12/31     198262.66                   196701.48
  1998/01/31     200838.35                   199219.26
  1998/02/28     200587.29                   199059.88
  1998/03/31     201355.50                   199736.69
  1998/04/30     202263.39                   200775.32
  1998/05/31     204148.52                   202682.68
  1998/06/30     206019.11                   204402.09
  1998/07/31     206558.77                   204835.85
  1998/08/31     210134.26                   208169.87
  1998/09/30     215043.74                   213043.46
  1998/10/31     213813.38                   211919.47
  1998/11/30     215057.71                   213119.68
  1998/12/31     215841.89                   213760.54
  1999/01/31     217504.75                   215287.39
  1999/02/28     213584.65                   211528.49
  1999/03/31     214877.84                   212702.13
  1999/04/30     215751.44                   213376.36
  1999/05/31     213653.01                   211498.65
  1999/06/30     212739.67                   210823.21
  1999/07/31     211852.84                   209937.75
  1999/08/31     211786.10                   209831.12
IMATRL PRASUN   SHR__CHT 19990831 19990914 102448 R00000000000117

$100,000 OVER LIFE OF FUND: Let's say hypothetically that $100,000 was invested in Fidelity U.S. Bond Index Fund on March 8, 1990, when the fund started. As the chart shows, by August 31, 1999, the value of the investment would have grown to $211,786 - a 111.79% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $209,831 - a 109.83% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share            5.67(cents)   33.23(cents)   66.45(cents)

Annualized dividend rate       6.45%         6.22%          6.16%

30-day annualized yield        6.47%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.35 over the past one month, $10.59 over the past six months and $10.79 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 6.30%.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Thomas Silvia)

An interview with Thomas Silvia, Portfolio Manager of Fidelity
U.S. Bond Index Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended August 31, 1999, the fund had a total return of -0.84%, while the Lehman Brothers Aggregate Bond Index returned -0.80%. For another comparison, the intermediate U.S. government funds average, as tracked by Lipper Inc., returned -0.96% for the same six-month period. For the 12-month period that ended August 31, 1999, the fund had a total return of 0.79%, while the Lehman Brothers index returned 0.80%. The intermediate U.S. government funds average returned -0.23% for the same one-year period.

Q. HOW WOULD YOU CHARACTERIZE THE INVESTING ENVIRONMENT FOR BONDS OVER THE PAST SIX MONTHS?

A. Expanding inflation fears and higher interest rates made the past six months increasingly more difficult for bonds. At the beginning of the period, investors favored high-yielding segments of the bond market, which helped boost agency, corporate and mortgage securities at the expense of Treasuries. But Treasuries resumed their dominance once again in the spring and summer, outperforming spread sectors. Much of investors' distaste for agency, corporate and mortgage securities had to do with an unfavorable supply and demand backdrop. To fund their growth initiatives, many large agency issuers - particularly Fannie Mae and Freddie Mac - dramatically increased their issuance. Likewise, many corporations moved much of their issuance into the summer to avoid having to issue debt during what some thought would be a less liquid period for the bond market due to Y2K-related concerns in the final quarter of 1999.

Q. WAS OVERSUPPLY A PROBLEM FOR THE MORTGAGE MARKET?

A. It was early on when homeowners were refinancing mortgages at near-record levels. More recently, however, the reverse was true. The MBA Refinancing Index - one of the most widely watched barometers of prepayment activity - rose to a record high of 4400 in October 1998, 44 times the base reading of 100 in 1990. When rising rates dramatically curtailed prepayment activity, MBA refinancing activity dropped to 458, a level almost 10 times off its peak the year before. Although the supply of new mortgage securities declined dramatically in response, the mortgage sector continued to suffer in sympathy with its agency and corporate counterparts.

Q. WHAT WERE THE FINAL TALLIES FOR EACH OF THE SEGMENTS THAT MAKE UP THE LEHMAN BROTHERS AGGREGATE BOND INDEX OVER THE PAST SIX MONTHS?

A. For the six-month period that ended August 31, 1999, here's how individual sectors within the index performed: mortgage-backed securities, at about 33.5% of the index, returned -0.47%; corporate securities, which accounted for nearly 20.9% of the index, returned -1.66%; agency securities, at about 8.4% of the index, returned 0.71%; and asset-backed securities, at less than 1.3% of the index, returned 0.57%. Those returns compared to the -0.59% return of U.S. Treasury securities, which made up about 34.6% of the index.

Q. TURNING TO THE FUND, WHAT WAS YOUR STRATEGY?

A. As always, my goal was to manage the fund so that its performance tracked that of the Lehman Brothers Aggregate Bond Index, which is made up of more than 5,000 individual securities. Rather than buy each security, I use an investment process known as stratified sampling, which allows me to assemble a portfolio that replicates the characteristics of the index - such as maturity, sector, credit quality and others - by investing in representative securities.

Q. CAN YOU GIVE US AN EXAMPLE OF HOW THAT PROCESS WORKS?

A. Sure. I manage the duration of the fund - a measure of its interest-rate sensitivity - and the distribution of duration to approximate the index. First, I determine what portion of securities in the index falls within a duration of zero to one year, one to two years and so on. After that, I identify securities that will give the fund the same duration breakdown as the index. I repeat that procedure for other security characteristics including sector, maturity, credit quality and others. With the help of Fidelity's quantitative research team, I choose securities that have the characteristics I'm looking for and that also offer the potential to perform better than other securities with similar characteristics.

Q. WHICH HOLDINGS BENEFITED THE FUND'S PERFORMANCE? WHICH DETRACTED?

A. Some of the fund's best-performing holdings were companies that benefited from the growth of the Internet and the convergence of various media channels, such as Time Warner, MCI WorldCom, Seagram and Sprint. In addition, the fund was helped by its moderate overweighting in 30-year mortgages, which outpaced 15-year mortgages. On the flip side, the fund's modest overweighting in long-duration agency securities detracted from performance. Duration measures how sensitive a bond's price is to changes in interest rates, and the longer the duration, the more the bonds' prices fell when rates rose.

Q. WHAT'S YOUR OUTLOOK?

A. The problems that agencies, corporates and mortgages experienced over the past year were mostly the result of too much supply. As a reflection of the supply glut, there was a historically large difference in yield between agency and Treasury securities and between mortgage and Treasury securities. To the extent that those spread relationships return to more normal levels, spread sectors are poised to benefit. But whatever happens, I'll continue to attempt to keep the fund's performance on track with the Lehman Brothers Aggregate Bond Index.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark) FUND FACTS

GOAL: to provide investment
results that correspond to the
total return of the bonds in
the Lehman Brothers
Aggregate Bond Index

START DATE: March 8, 1990

SIZE: as of August 31, 1999,
more than $1.4 billion

MANAGER: Thomas Silvia,
since 1998; manager, other
Fidelity and Spartan bond
funds; joined Fidelity in
1993

TOM SILVIA ON TECHNICAL
FACTORS SHAPING THE
GOVERNMENT SECURITIES
MARKET:

"While higher interest rates have
been the primary factor
contributing to the performance
of various fixed-income securities
so far in 1999, supply also has
played a critical role. The supply
of Treasuries diminished, thanks
ultimately to the near decade-long
economic expansion in this country.
Tax collections have risen
substantially, reducing the
government's borrowing needs. In
fact, the Treasury abandoned its
traditional November auction of
30-year bonds and will hold
auctions for them only in February
and August. More recently, the
government announced that it was
considering buying back
government debt, something that
hasn't been done for at least a
century.

"In contrast, government agencies
such as Fannie Mae and Freddie
Mac have dramatically stepped up
their issuance as part of their growth
plans. At the same time,
corporations looking to sidestep any
market liquidity problems that
might exist in advance of the year
2000 turnover moved ahead much
of their issuance into the second
and third calendar quarters of this
year."

INVESTMENT CHANGES

QUALITY DIVERSIFICATION AS OF
AUGUST 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             70.5                     69.3

Aa                              1.1                      1.2

A                               10.0                     10.3

Baa                             12.9                     13.9

Not Rated                       0.9                      0.2


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF AUGUST 31, 1999

                                    6 MONTHS AGO

Years                          8.7   7.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF AUGUST 31, 1999

                                      6 MONTHS AGO

Years                            5.2   4.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF AUGUST 31, 1999*

U.S. government and agency obligations 39.6%
Mortgage-backed securities 34.6%
Corporate bonds 21.9%
Foreign government obligations 1.4%
Other investments 1.1%
Short-term investments and Net Other Assets 1.4%

Row: 1, Col: 1, Value: 39.6
Row: 1, Col: 2, Value: 34.6
Row: 1, Col: 3, Value: 21.9
Row: 1, Col: 4, Value: 1.4
Row: 1, Col: 5, Value: 1.1
Row: 1, Col: 6, Value: 1.4

* FOREIGN INVESTMENTS 5.3%

AS OF FEBRUARY 28, 1999**

U.S. government and agency obligations 42.3%
Mortgage-backed securities 30.0%
Corporate bonds 22.8%
Foreign government obligations 1.6%
Other investments 1.8%
Short-term investments and Net Other Assets 1.5%
Row: 1, Col: 1, Value: 42.3
Row: 1, Col: 2, Value: 30.0
Row: 1, Col: 3, Value: 22.8
Row: 1, Col: 4, Value: 1.6
Row: 1, Col: 5, Value: 1.8
Row: 1, Col: 6, Value: 1.5

** FOREIGN INVESTMENTS 5.4%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS AUGUST 31, 1999 (UNAUDITED)

Showing Percentage of Net Assets

NONCONVERTIBLE BONDS - 21.9%

MOODY'S RATINGS (A)                         PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.5%

DEFENSE ELECTRONICS - 0.5%

Raytheon Co.:

5.95% 3/15/01                     Baa1      $ 3,300                            $ 3,271

6.45% 8/15/02                     Baa1       3,470                              3,425

                                                                                6,696

BASIC INDUSTRIES - 0.5%

PACKAGING & CONTAINERS - 0.1%

Corning, Inc. 6.85% 3/1/29        A3         2,330                              2,068

PAPER & FOREST PRODUCTS - 0.4%

Fort James Corp. 6.625%           Baa2       5,791                              5,658
9/15/04

TOTAL BASIC INDUSTRIES                                                          7,726

CONSTRUCTION & REAL ESTATE -
0.6%

REAL ESTATE - 0.3%

Duke-Weeks Realty LP 6.875%       Baa2       4,000                              3,744
3/15/05

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

CenterPoint Properties Trust      Baa2       1,600                              1,493
6.75% 4/1/05

Equity Office Properties          Baa1       2,550                              2,491
Trust 6.376% 2/15/02

                                                                                3,984

TOTAL CONSTRUCTION & REAL                                                       7,728
ESTATE

DURABLES - 0.3%

AUTOS, TIRES, & ACCESSORIES -
0.3%

TRW, Inc. 7.125% 6/1/09 (b)       Baa1       5,000                              4,835

ENERGY - 1.3%

ENERGY SERVICES - 0.3%

Baker Hughes, Inc. 5.8%           A2         5,000                              4,811
2/15/03 (b)

OIL & GAS - 1.0%

Occidental Petroleum Corp.        Baa3       390                                390
6.09% 11/29/99

Oryx Energy Co. 8.125%            Baa1       3,935                              4,042
10/15/05

Petro-Canada 7% 11/15/28          A3         3,960                              3,507

Vastar Resources, Inc. 6.5%       Baa1       5,900                              5,526
4/1/09

                                                                                13,465

TOTAL ENERGY                                                                    18,276

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (A)                         PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - 8.2%

BANKS - 3.6%

Banc One Corp. 7.625% 10/15/26    A1        $ 6,000                            $ 5,791

Banco Latinoamericano             Baa2       1,000                              997
Exportaciones SA euro 6.9%
12/4/99 (b)

BankBoston NA 6.375% 3/25/08      A2         1,700                              1,584

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         5,400                              5,378

5.95% 7/15/01                     A1         5,950                              5,822

Barnett Banks, Inc. 10.875%       Aa3        1,020                              1,151
3/15/03

Den Danske Bank AS 6.375%         A1         7,770                              7,236
6/15/08 (b)(d)

First Chicago Corp. 7%            A1         5,385                              5,346
10/16/06

First Tennessee National          Baa1       1,540                              1,497
Corp. 6.75% 11/15/05

Kansallis-Osake-Pankki (NY        A2         3,110                              3,333
Branch) yankee  10% 5/1/02

Merita Bank Ltd. yankee 6.5%      A2         2,100                              1,994
1/15/06

Popular, Inc.:

6.2% 4/30/01                      A3         1,325                              1,309

6.4% 8/25/00                      A3         2,540                              2,529

Providian National Bank:

6.25% 5/7/01                      Baa3       3,390                              3,327

6.75% 3/15/02                     Baa3       1,310                              1,298

Union Planters Corp. 6.75%        Baa2       1,500                              1,473
11/1/05

                                                                                50,065

CREDIT & OTHER FINANCE - 2.6%

Ahmanson Capital Trust I          A3         4,800                              4,714
8.36% 12/1/26 (b)

Aristar, Inc. 6% 5/15/02          A3         1,600                              1,562

AT&T Capital Corp. 6.25%          Baa3       4,350                              4,287
5/15/01

Countrywide Funding Corp.         A3         5,000                              4,902
6.45% 2/27/03

Edison Mission Energy Funding     Baa1       3,922                              3,874
Corp. 6.77% 9/15/03 (b)

First Security Capital I          A3         3,000                              2,960
8.41% 12/15/26

Ford Motor Credit Co. 5.75%       A1         3,000                              2,851
2/23/04

Heller Financial, Inc. 5.875%     A3         2,000                              1,981
11/1/00

Sprint Capital Corp. 6.875%       Baa1       4,700                              4,209
11/15/28

Trizec Finance Ltd. yankee        Baa3       1,470                              1,569
10.875% 10/15/05

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (A)                         PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

U.S. West Capital Funding,        Baa1      $ 2,485                            $ 2,150
Inc.  6.875% 7/15/28

Yorkshire Power Finance Ltd.      Baa2       1,200                              1,090
yankee  6.496% 2/25/08

                                                                                36,149

INSURANCE - 1.1%

Farmers Insurance Exchange        A2         9,000                              9,237
8.625% 5/1/24 (b)

Metropolitan Life Insurance       A1         3,560                              3,430
Co. 6.3% 11/1/03 (b)

Nationwide Mutual Insurance       A1         2,690                              2,616
Co. 6.5% 2/15/04 (b)

                                                                                15,283

SAVINGS & LOANS - 0.1%

Home Savings of America FSB       A3         2,000                              1,928
6.5% 8/15/04

SECURITIES INDUSTRY - 0.8%

Amvescap PLC yankee 6.375%        A3         4,835                              4,686
5/15/03

Lehman Brothers Holdings 7%       A3         7,000                              6,895
5/15/03

                                                                                11,581

TOTAL FINANCE                                                                   115,006

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.8%

Tyco International Group SA:

6.125% 11/1/08                    Baa1       10,000                             9,088

yankee 6.375% 6/15/05             Baa1       2,920                              2,791

                                                                                11,879

MEDIA & LEISURE - 2.5%

BROADCASTING - 1.7%

Continental Cablevision, Inc.     Baa3       5,000                              5,225
8.3% 5/15/06

Cox Communications, Inc.          Baa2       3,225                              3,262
7.75% 8/15/06

Nielsen Media Research, Inc.      Baa2       2,270                              2,245
7.6% 6/15/09

TCI Communications, Inc.          A2         12,000                             13,387
8.75% 8/1/15

                                                                                24,119

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (A)                         PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.8%

Time Warner Entertainment Co.     Baa2      $ 11,000                           $ 11,421
LP  8.375% 7/15/33

TOTAL MEDIA & LEISURE                                                           35,540

NONDURABLES - 1.1%

BEVERAGES - 0.8%

Seagram Co. Ltd. 8.35% 1/15/22    Baa3       1,020                              1,035

Seagram JE & Sons, Inc.           Baa3       10,000                             9,483
6.625% 12/15/05

                                                                                10,518

FOODS - 0.2%

ConAgra, Inc. 5.5% 10/15/02       Baa1       2,400                              2,298

TOBACCO - 0.1%

Philip Morris Companies, Inc.     A2         2,000                              1,963
7% 7/15/05

TOTAL NONDURABLES                                                               14,779

RETAIL & WHOLESALE - 0.8%

DRUG STORES - 0.7%

Rite Aid Corp.:

5.5% 12/15/00 (b)                 Baa1       5,000                              4,906

6% 12/15/05 (b)                   Baa1       5,000                              4,513

                                                                                9,419

GENERAL MERCHANDISE STORES -
0.1%

Federated Department Stores,      Baa2       1,800                              1,757
Inc. 6.79% 7/15/27

TOTAL RETAIL & WHOLESALE                                                        11,176

SERVICES - 0.3%

LEASING & RENTAL - 0.3%

Hertz Corp. 7.625% 8/15/07        A3         4,605                              4,620

TECHNOLOGY - 0.5%

COMPUTERS & OFFICE EQUIPMENT
- 0.5%

Comdisco, Inc.:

7.25% 9/1/02                      Baa1       1,600                              1,590

9.25% 7/6/00                      Baa2       375                                385

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS A)                          PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Comdisco, Inc.: - continued

9.3% 6/27/00                      Baa2      $ 1,250                            $ 1,281

Sun Microsystems, Inc. 7.5%       Baa1       3,300                              3,284
8/15/06

                                                                                6,540

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.3%

Continental Airlines, Inc.        Baa1       1,413                              1,395
Pass Through Trust
Certificates 7.42% 10/1/08

Delta Air Lines, Inc. 9.875%      Baa3       3,000                              3,065
5/15/00

                                                                                4,460

RAILROADS - 0.6%

Canadian National Railway Co.     Baa2       3,150                              2,765
6.9% 7/15/28

CSX Corp. 6.46% 6/22/05           Baa2       2,000                              1,921

Wisconsin Central                 Baa2       3,150                              2,905
Transportation Corp.  6.625%
4/15/08

                                                                                7,591

TOTAL TRANSPORTATION                                                            12,051

UTILITIES - 3.6%

CELLULAR - 0.5%

Cable & Wireless                  Baa1       7,100                              7,074
Communications PLC  6.375%
3/6/03

ELECTRIC UTILITY - 1.0%

Avon Energy Partners Holdings:

6.46% 3/4/08 (b)                  Baa2       5,000                              4,726

6.73% 12/11/02 (b)                Baa2       4,450                              4,409

Israel Electric Corp. Ltd.        A3         3,000                              2,764
7.1% 12/15/07 (b)

Massachusetts Electric Co.        A1         2,000                              1,943
6.78% 11/20/06

                                                                                13,842

GAS - 1.3%

CMS Panhandle Holding Co.         Baa3       6,700                              6,640
6.125% 3/15/04 (b)

Columbia Gas System, Inc.:

6.39% 11/28/00                    A3         3,000                              2,983

6.61% 11/28/02                    A3         1,000                              981

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (A)                         PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

GAS - CONTINUED

Enserch Corp. 6.25% 1/1/03        Baa2      $ 4,375                            $ 4,257

Southwest Gas Corp. 9.75%         Baa2       3,020                              3,206
6/15/02

                                                                                18,067

TELEPHONE SERVICES - 0.8%

MCI WorldCom, Inc.:

6.4% 8/15/05                      A3         1,775                              1,705

8.875% 1/15/06                    A3         2,014                              2,126

Pacific Bell 8.7% 6/15/01         A1         3,850                              3,993

Telecomunicaciones de Puerto      Baa2       1,990                              1,891
Rico, Inc.  6.65% 5/15/06 (b)

Teleglobe Canada, Inc. 7.7%       Baa1       1,366                              1,267
7/20/29

                                                                                10,982

TOTAL UTILITIES                                                                 49,965

TOTAL NONCONVERTIBLE BONDS                                            306,817
(Cost $321,950)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 39.6%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 8.6%

Fannie Mae:

coupon STRIPS 0% 4/8/03           Aaa        1,000                              794

coupon STRIPS 0% 10/8/04          Aaa        1,000                              712

5.25% 1/15/09                     Aaa        18,000                             16,003

6.25% 5/15/29                     Aaa        24,000                             21,701

Federal Agricultural Mortgage
Corp.:

6.92% 8/10/02                     Aaa        1,040                              1,051

7.44% 5/25/00                     Aaa        500                                505

Federal Farm Credit Bank:

5.97% 3/11/05                     Aaa        5,000                              4,818

6.22% 10/12/04                    Aaa        18,110                             17,694

Federal Home Loan Bank:

5.125% 2/26/02                    Aaa        3,000                              2,921

7.31% 6/16/04                     Aaa        2,040                              2,091

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (A)                         PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Government Loan Trusts            Aaa       $ 2,509                            $ 2,653
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development)  8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        404                                418

Class 2-E 9.4% 5/15/02            Aaa        1,004                              1,037

Class T-3, 9.625% 5/15/02         Aaa        1,242                              1,284

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993 C, 5.2% 10/15/04      Aaa        987                                955

Series 1993 D, 5.23% 5/15/05      Aaa        460                                443

Series 1994 C, 6.61% 9/15/99      Aaa        13                                 13

Series 1995-A, 6.28% 6/15/04      Aaa        7,976                              7,939

Series 1995-B, 6.13% 6/15/04      Aaa        10,000                             9,918

Guaranteed Trade Trust            Aaa        3,333                              3,324
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1997-A, 6.104% 7/15/03

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%            Aaa        1,264                              1,263
8/15/04 (callable)

Series 1998-196A, 5.926%          -          2,590                              2,574
6/15/05

Private Export Funding Corp.:

secured 5.48% 9/15/03             Aaa        1,463                              1,444

secured 5.65% 3/15/03             Aaa        1,274                              1,262

secured 5.8% 2/1/04               Aaa        1,710                              1,694

secured 6.86% 4/30/04             Aaa        683                                688

5.31% 11/15/03 (b)                Aaa        5,000                              4,734

U.S. Department of Housing
and Urban Development
government guaranteed
participation certificates:

Series 99-A, 5.96% 8/1/09         -          3,600                              3,376

5.75% 8/1/06                      -          7,500                              7,091

TOTAL U.S. GOVERNMENT AGENCY                                                    120,400
OBLIGATIONS

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (A)                         PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. TREASURY OBLIGATIONS -
31.0%

U.S. Treasury Bonds:

6.5% 11/15/26                     Aaa       $ 11,500                           $ 11,671

8% 11/15/21                       Aaa        4,610                              5,431

8.125% 5/15/21                    Aaa        7,000                              8,327

8.75% 5/15/17                     Aaa        16,745                             20,690

8.875% 8/15/17                    Aaa        40,866                             51,083

12% 8/15/13                       Aaa        25,300                             34,819

14% 11/15/11                      Aaa        37,480                             53,784

U.S. Treasury Notes:

5.5% 7/31/01                      Aaa        8,000                              7,962

5.5% 5/15/09                      Aaa        5,000                              4,802

5.75% 11/15/00                    Aaa        168,000                            168,205

7% 7/15/06                        Aaa        34,000                             35,525

U.S. Treasury Notes - coupon      Aaa        72,000                             32,868
STRIPS 0% 11/15/11

TOTAL U.S. TREASURY                                                             435,167
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                       555,567
GOVERNMENT AGENCY OBLIGATIONS
(Cost $574,775)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 31.6%



FANNIE MAE - 20.2%

5.5% 1/1/09 to 4/1/11             Aaa        7,668                              7,222

6% 3/1/11 to 2/1/29               Aaa        51,629                             47,653

6.5% 12/1/08 to 8/1/29            Aaa        92,784                             87,947

7% 12/1/16 to 7/1/29              Aaa        79,446                             77,232

7% 9/1/29 (c)                     Aaa        31,531                             30,634

7.5% 11/1/07 to 10/1/09           Aaa        832                                838

8% 12/1/17 to 11/1/28             Aaa        24,757                             25,094

8.5% 6/1/17 to 8/1/23             Aaa        4,010                              4,144

9.5% 12/1/09 to 9/1/21            Aaa        2,276                              2,420

10.75% 9/1/10 to 5/1/14           Aaa        161                                175

11.25% 5/1/14                     Aaa        25                                 28

11.5% 8/1/14                      Aaa        82                                 91

12.5% 1/1/15                      Aaa        38                                 43

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (A)                         PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - CONTINUED

13.5% 11/1/14                     Aaa       $ 12                               $ 14

14% 3/1/12 to 9/1/13              Aaa        115                                131

                                                                                283,666

FREDDIE MAC - 0.9%

6.5% 10/1/07                      Aaa        451                                442

7.5% 9/15/29                      Aaa        5,819                              5,784

8% 7/1/16 to 2/1/28               Aaa        2,126                              2,157

8.5% 9/1/19                       Aaa        13                                 14

9% 11/1/01 to 10/1/16             Aaa        270                                279

9.5% 10/1/08 to 9/1/18            Aaa        551                                575

10% 6/1/20                        Aaa        61                                 65

10.5% 1/1/01 to 2/1/19            Aaa        281                                301

11% 1/1/06 to 9/1/20              Aaa        1,643                              1,794

11.5% 8/1/13 to 10/1/15           Aaa        115                                127

11.75% 9/1/13                     Aaa        36                                 40

12% 2/1/13 to 7/1/15              Aaa        39                                 43

12.75% 8/1/12 to 10/1/13          Aaa        39                                 44

13.5% 12/1/14                     Aaa        272                                313

                                                                                11,978

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 10.5%

6% 12/15/08 to 4/15/09            Aaa        1,597                              1,535

6.5% 6/15/23 to 4/15/29           Aaa        26,709                             25,244

7% 12/15/22 to 12/15/28           Aaa        33,172                             32,153

7.5% 2/15/17 to 9/15/28           Aaa        53,569                             53,172

7.5% 9/15/29 (c)                  Aaa        8,711                              8,635

8% 11/15/16 to 9/15/29            Aaa        16,287                             16,497

9% 7/15/18                        Aaa        18                                 19

9.5% 1/15/18 to 3/15/23           Aaa        2,459                              2,619

10% 6/15/13 to 9/15/25            Aaa        1,980                              2,162

10.5% 5/20/16 to 1/20/18          Aaa        1,580                              1,720

11% 2/15/10 to 8/15/19            Aaa        2,153                              2,393

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (A)                         PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

11.5% 2/15/13 to 8/15/13          Aaa       $ 2                                $ 2

12% 2/15/16                       Aaa        673                                764

                                                                                146,915

TOTAL U.S. GOVERNMENT AGENCY                                                    442,559
- MORTGAGE SECURITIES
(Cost $455,153)

ASSET-BACKED SECURITIES - 1.1%



BankAmerica Manufacturing         Aaa        2,390                              2,348
Housing Contract 6.2% 4/10/09

CIT Marine Trust 5.8% 4/15/10     Aaa        5,000                              4,920

CS First Boston Mortgage          Aaa        5,000                              5,020
Securities Corp. 7% 3/15/27

Key Auto Finance Trust 6.65%      Baa3       355                                356
10/15/03

Olympic Automobile                Aaa        596                                593
Receivables Trust 6.125%
11/15/04

Union Acceptance Corp. 7.075%     Baa2       59                                 59
7/10/02

WFS Financial Owner Trust         Aaa        2,370                              2,377
6.9% 12/20/03

TOTAL ASSET-BACKED SECURITIES                                                  15,673
(Cost $15,839)

COMMERCIAL MORTGAGE
SECURITIES - 3.0%



Allied Capital Commercial         Aaa        2,398                              2,372
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (b)

Equitable Life Assurance          Aaa        16,000                             16,049
Society of the United States
(The) sequential pay Series
174 Class A1, 7.24% 5/15/06
(b)

First Union-Lehman Brothers       Aa2        15,000                             14,196
Commercial MortgageTrust
sequential pay Series
1997-C2 Class B, 6.79%
11/18/29

GS Mortgage Securities Corp.
II:

Series 1997-GL Class A2-B,        Aaa        3,000                              2,980
6.86% 7/13/30

Series 1999-GSFL II Class E,      Baa2       6,000                              5,978
7.2771% 11/13/13 (b)(d)

TOTAL COMMERCIAL MORTGAGE                                                       41,575
SECURITIES
(Cost $43,347)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (E) - 1.4%

MOODY'S RATINGS (A)                         PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Korean Republic yankee 8.875%     Baa3      $ 4,240                            $ 4,373
4/15/08

Newfoundland Province yankee      Baa1       4,000                              5,076
11.625% 10/15/07

Quebec Province yankee 7.5%       A2         10,000                             9,971
7/15/23

TOTAL FOREIGN GOVERNMENT AND                                          19,420
GOVERNMENT AGENCY OBLIGATIONS
(Cost $21,057)


CASH EQUIVALENTS - 4.7%

                              MATURITY AMOUNT (000S)

Investments in repurchase     $ 66,796                              66,786
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.51%,
dated 8/31/99 due 9/1/99

TOTAL INVESTMENT PORTFOLIO -                                        1,448,397
103.3%  (Cost $1,498,907)

NET OTHER ASSETS - (3.3%)                                           (46,497)

NET ASSETS - 100%                                                   $ 1,401,900

LEGEND

(a) Standard & Poor's (registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $100,732,000 or 7.2% of net assets.

(c) Security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        81.6%      AAA, AA, A    76.2%

Baa               12.9%      BBB           12.5%

Ba                0.0%       BB            0.1%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.9%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.

INCOME TAX INFORMATION

At August 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,498,911,000. Net unrealized depreciation aggregated $50,514,000, of which $1,558,000 related to appreciated investment securities and $52,072,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                         AUGUST 31,
                                          1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 1,448,397
value (including repurchase
agreements of $66,786) (cost
$1,498,907) -  See
accompanying schedule

Cash                                       1

Receivable for investments                 15,845
sold

Receivable for fund shares                 1,677
sold

Interest receivable                        16,648

 TOTAL ASSETS                              1,482,568

LIABILITIES

Payable for investments         $ 37,858
purchased Regular delivery

 Delayed delivery                39,112

Payable for fund shares          2,724
redeemed

Distributions payable            249

Accrued management fee           180

Other payables and accrued       545
expenses

 TOTAL LIABILITIES                         80,668

NET ASSETS                                $ 1,401,900

Net Assets consist of:

Paid in capital                           $ 1,471,856

Undistributed net investment               1,153
income

Accumulated undistributed net              (20,599)
realized gain (loss)  on
investments

Net unrealized appreciation                (50,510)
(depreciation) on investments

NET ASSETS, for 135,884                   $ 1,401,900
shares outstanding

NET ASSET VALUE, offering                  $10.32
price and redemption price
per share ($1,401,900
(divided by) 135,884 shares)

STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS                     SIX
                                         MONTHS ENDED AUGUST 31, 1999
                                         (UNAUDITED)

INVESTMENT INCOME                        $ 45,808
Interest

EXPENSES

Management fee                 $ 2,197

Transfer agent fees             947

Accounting fees and expenses    156

Non-interested trustees'        2
compensation

Custodian fees and expenses     53

Registration fees               101

Audit                           23

Legal                           1

 Total expenses before          3,480
reductions

 Expense reductions             (1,336)   2,144

NET INVESTMENT INCOME                     43,664

REALIZED AND UNREALIZED GAIN              (19,837)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                  (36,385)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                           (56,222)

NET INCREASE (DECREASE) IN               $ (12,558)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED AUGUST 31,  YEAR ENDED FEBRUARY 28, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 43,664                     $ 67,276
income

 Net realized gain (loss)         (19,837)                     21,138

 Change in net unrealized         (36,385)                     (28,341)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (12,558)                     60,073
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (43,182)                     (66,592)
From net investment income

 From net realized gain           (6,645)                      -

 In excess of net realized        (762)                        -
gain

 TOTAL DISTRIBUTIONS              (50,589)                     (66,592)

Share transactions Net            487,418                      932,427
proceeds from sales of shares

 Reinvestment of distributions    48,650                       63,155

 Cost of shares redeemed          (365,541)                    (509,619)

 NET INCREASE (DECREASE) IN       170,527                      485,963
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       107,380                      479,444
IN NET ASSETS

NET ASSETS

 Beginning of period              1,294,520                    815,076

 End of period (including        $ 1,401,900                  $ 1,294,520
undistributed net investment
income of $1,153 and $671,
respectively)

OTHER INFORMATION
Shares

 Sold                             45,952                       85,262

 Issued in reinvestment of        4,604                        5,779
distributions

 Redeemed                         (34,568)                     (46,605)

 Net increase (decrease)          15,988                       44,436


FINANCIAL HIGHLIGHTS

                             SIX MONTHS ENDED AUGUST 31,  YEARS ENDED FEBRUARY 28,
                             1999

                             (UNAUDITED)                  1999                      1998      1997      1996  G   1995

SELECTED PER-SHARE DATA

Net asset value, beginning
of                           $ 10.800                     $ 10.800                  $ 10.480  $ 10.710  $ 10.250  $ 10.830
period

Income from Invest- ment     .336 D                       .690 D                    .738 D    .739 D    .755      .718
Operations Net investment
income

Net realized  and unrealized  (.424)                       (.003)                    .316      (.235)    .460      (.542)
gain (loss)

Total from investment         (.088)                       .687                      1.054     .504      1.215     .176
operations

Less Distributions

From net investment income    (.332)                       (.687)                    (.734)    (.734)    (.755)    (.756)

From net realized gain        (.054)                       -                         -         -         -         -

In excess of net realized
gain                          (.006)                       -                         -         -         -         -

Total distributions           (.392)                       (.687)                    (.734)    (.734)    (.755)    (.756)

Net asset value,  end of     $ 10.320                     $ 10.800                  $ 10.800  $ 10.480  $ 10.710  $ 10.250
period

TOTAL RETURN B, C             (0.84)%                      6.48%                     10.41%    4.93%     12.13%    1.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period
(in                          $ 1,402                      $ 1,295                   $ 815     $ 568     $ 476     $ 355
millions)

Ratio of expenses  to average .32% A, E                    .32% E                    .32% E    .32% E    .32% E    .32% E
 net assets

Ratio of expenses  to average .31% A, F                    .31% F                    .31% F    .31% F    .31% F    .32%
 net assets  after expense
reductions

Ratio of net invest- ment     6.33% A                      6.35%                     6.98%     7.05%     7.11%     7.58%
income to average net assets

Portfolio turnover rate       158% A                       184%                      97%       65%       128%      73%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

G FOR THE YEAR ENDED FEBRUARY 29

NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,227,749,000 and $1,064,962,000, respectively, of which U.S. government and government agency obligations aggregated
$1,071,637,000 and $935,014,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .32% of the fund's average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement (effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of .32% of average net assets. For the period, the reimbursement reduced the expenses by $1,271,000.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $11,000 and $54,000, respectively, under these arrangements.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER

Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Dwight D. Churchill, VICE PRESIDENT
Thomas J. Silvia, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Stanley N. Griffith, ASSISTANT
VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

UBI-SANN-1099   85849
1.536707.102

(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPARTAN(registered trademark)
U.S. EQUITY INDEX
FUND

SEMIANNUAL REPORT

AUGUST 31, 1999

(Fidelity logo Graphic)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The Sub-Adviser's review of
                          fund performance, strategy
                          and outlook.

INVESTMENT CHANGES    9   A summary of the major shifts
                          in the fund's investments
                          over the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  30  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 34  Notes to the financial
                          statements.

PROXY VOTING RESULTS  39

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.

 Retirement Plan Level Accounts

  Corporate Clients (800) 962-1375
  "Not For Profit" Clients (800) 343-0860

 Financial and Other Institutions

  Nationwide (800) 843-3001

 Other Investors (800) 544-8888

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTIONS CORPORATION IS A
BANK.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

In late August, just days after making what many market observers felt would be the final interest-rate hike of 1999, Federal Reserve Board Chairman Alan Greenspan re-ignited fears of further increases, calling the continued rise of stocks "inexplicable." He also indicated that stock movements would play a larger role in future monetary policy deliberations. In response, equity and bond markets retreated from solid gains earned earlier in the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at the appropriate phone number on the previous page.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Spartan US Equity Index         7.22%          39.54%       203.26%       371.97%

S&P 500 (registered trademark)  7.32%          39.82%       206.52%       384.79%

S&P 500 Index Objective Funds   6.98%          39.08%       199.73%       362.06%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 113 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Spartan US Equity Index          39.54%       24.84%        16.79%

S&P 500                          39.82%       25.11%        17.10%

S&P 500 Index Objective Funds    39.08%       24.55%        16.53%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$100,000 OVER 10 YEARS
             Spartan U.S. Equity Index   S&P 500
             00650                       SP001
  1989/08/31     100000.00                   100000.00
  1989/09/30      99564.44                    99590.00
  1989/10/31      97284.90                    97279.51
  1989/11/30      99270.31                    99264.01
  1989/12/31     101551.99                   101646.35
  1990/01/31      94696.48                    94825.88
  1990/02/28      95901.84                    96049.13
  1990/03/31      98393.17                    98594.44
  1990/04/30      95963.71                    96129.58
  1990/05/31     105301.95                   105502.21
  1990/06/30     104542.19                   104784.79
  1990/07/31     104159.81                   104449.48
  1990/08/31      94600.36                    95007.25
  1990/09/30      89909.98                    90380.40
  1990/10/31      89524.43                    89991.76
  1990/11/30      95307.66                    95805.23
  1990/12/31      97861.83                    98478.19
  1991/01/31     102150.60                   102771.84
  1991/02/28     109402.51                   110120.03
  1991/03/31     112058.14                   112784.93
  1991/04/30     112293.72                   113055.62
  1991/05/31     117083.88                   117939.62
  1991/06/30     111728.24                   112537.99
  1991/07/31     116867.90                   117782.26
  1991/08/31     119635.41                   120573.70
  1991/09/30     117589.30                   118560.12
  1991/10/31     119181.57                   120148.82
  1991/11/30     114325.14                   115306.82
  1991/12/31     127378.19                   128497.92
  1992/01/31     124941.11                   126107.86
  1992/02/29     126565.83                   127747.27
  1992/03/31     124043.78                   125256.19
  1992/04/30     127641.62                   128938.73
  1992/05/31     128295.78                   129570.53
  1992/06/30     126330.66                   127639.92
  1992/07/31     131515.57                   132860.40
  1992/08/31     128799.67                   130136.76
  1992/09/30     130278.98                   131672.37
  1992/10/31     130610.27                   132133.23
  1992/11/30     135082.66                   136638.97
  1992/12/31     136745.71                   138319.63
  1993/01/31     137830.99                   139481.51
  1993/02/28     139667.63                   141378.46
  1993/03/31     142601.01                   144361.55
  1993/04/30     139071.74                   140868.00
  1993/05/31     142789.33                   144643.26
  1993/06/30     143132.85                   145062.73
  1993/07/31     142537.88                   144482.48
  1993/08/31     147977.60                   149958.36
  1993/09/30     146788.66                   148803.68
  1993/10/31     149780.85                   151883.92
  1993/11/30     148327.50                   150441.02
  1993/12/31     150140.17                   152261.36
  1994/01/31     155182.51                   157438.24
  1994/02/28     150922.60                   153171.67
  1994/03/31     144277.59                   146493.38
  1994/04/30     146118.62                   148368.50
  1994/05/31     148488.11                   150801.74
  1994/06/30     144863.54                   147107.10
  1994/07/31     149630.53                   151932.21
  1994/08/31     155633.41                   158161.43
  1994/09/30     151822.75                   154286.48
  1994/10/31     155196.59                   157757.92
  1994/11/30     149514.33                   152012.38
  1994/12/31     151780.65                   154266.72
  1995/01/31     155640.25                   158266.86
  1995/02/28     161743.78                   164434.52
  1995/03/31     166432.12                   169286.98
  1995/04/30     171309.04                   174272.48
  1995/05/31     178085.51                   181238.15
  1995/06/30     182181.16                   185448.32
  1995/07/31     188175.16                   191597.78
  1995/08/31     188629.25                   192078.69
  1995/09/30     196532.54                   200184.41
  1995/10/31     195802.61                   199469.75
  1995/11/30     204379.24                   208226.48
  1995/12/31     208210.34                   212236.92
  1996/01/31     215313.66                   219461.46
  1996/02/29     217343.19                   221495.87
  1996/03/31     219484.03                   223628.88
  1996/04/30     222539.89                   226925.17
  1996/05/31     228210.28                   232777.57
  1996/06/30     229146.72                   233664.45
  1996/07/31     218964.50                   223341.15
  1996/08/31     223541.83                   228051.42
  1996/09/30     236071.13                   240886.15
  1996/10/31     242547.84                   247529.79
  1996/11/30     260851.56                   266240.57
  1996/12/31     255544.28                   260966.34
  1997/01/31     271474.31                   277271.52
  1997/02/28     273560.39                   279445.33
  1997/03/31     262225.32                   267962.92
  1997/04/30     277800.65                   283960.31
  1997/05/31     294715.24                   301247.81
  1997/06/30     307794.48                   314743.71
  1997/07/31     332275.95                   339787.87
  1997/08/31     313650.83                   320752.95
  1997/09/30     330675.94                   338320.59
  1997/10/31     319688.74                   327020.68
  1997/11/30     334338.33                   342158.47
  1997/12/31     339978.74                   348033.33
  1998/01/31     343769.24                   351882.58
  1998/02/28     368358.90                   377260.35
  1998/03/31     387075.32                   396579.86
  1998/04/30     390946.55                   400569.45
  1998/05/31     384061.96                   393683.66
  1998/06/30     399627.10                   409675.09
  1998/07/31     395383.10                   405312.05
  1998/08/31     338237.11                   346712.04
  1998/09/30     359862.96                   368922.41
  1998/10/31     389083.87                   398930.56
  1998/11/30     412658.71                   423109.74
  1998/12/31     436800.23                   447489.32
  1999/01/31     454486.87                   466203.32
  1999/02/28     440178.58                   451713.72
  1999/03/31     457857.39                   469786.79
  1999/04/30     475436.64                   487981.63
  1999/05/31     464045.34                   476460.39
  1999/06/30     489711.16                   502903.94
  1999/07/31     474476.59                   487203.28
  1999/08/31     471970.90                   484791.62
IMATRL PRASUN   SHR__CHT 19990831 19990914 102457 R00000000000123

$100,000 OVER 10 YEARS: Let's say hypothetically that $100,000 was invested in Spartan US Equity Index Fund on August 31, 1989. As the chart shows, by August 31, 1999, the value of the investment would have grown to $471,971 - a 371.97% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $484,792 - a 384.79% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE SUB-ADVISER'S OVERVIEW

(photograph of Dean Barr)

The following is an interview with Dean Barr, who oversees the Spartan U.S. Equity Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund.

Q. HOW DID THE FUND PERFORM, DEAN?

A. For the six-month period that ended August 31, 1999, the fund posted a total return of 7.22%. Fund performance fell in line with the Standard & Poor's 500 Index, which returned 7.32%, and the S&P 500 index objective funds average, as tracked by Lipper Inc., which posted a total return of 6.98%. For the 12-month period that ended August 31, 1999, the fund returned 39.54%, while the S&P 500 index and the Lipper S&P 500 index objective funds average returned 39.82% and 39.08%, respectively.

Q. HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE
PERIOD?

A. At the beginning of March, encouraging economic conditions in the U.S., characterized by strong growth, low inflation and a passive Federal Reserve Board, flashed a green light for investors. However, after almost three months of strong gains, the green light became a cautionary yellow signal when the Fed shifted its monetary policy to a tightening bias on May 18, 1999. In response, the general equity market churned and rotated into cyclical and value-oriented securities. Despite the more hostile monetary environment and erosion in large-cap growth stock prices, the overall market held on to its gains, as it broadened out to encompass smaller-capitalization stocks. During the last three months of the period, all eyes were again on the Fed as signs of an improving global economy and a persistently buoyant domestic economy caused investors to worry about inflation. On June 30, 1999, the Fed increased the federal funds rate from 4.75% to 5.00%; however, the markets were caught off-guard as the Fed shifted its monetary policy stance from a tightening bias to neutral. While the equity market rallied in response to the more accommodating monetary stance, the celebration was short-lived following a larger-than-expected increase in the employment-cost index.

Q. WHAT FACTORS INFLUENCED PERFORMANCE LATE IN THE PERIOD?

A. Investors have wondered for some time now just how long the so-called "goldilocks economy" - not too hot, given relatively benign inflation reports, and not too cold, in light of strong growth - can continue. While the market was reluctant to give up its gains from earlier in the year, fears of inflation were re-ignited amid an ever-tightening labor market, soaring trade deficit and richly valued stock prices. As a result, the market posted mixed results during the last two months of the period. Further weakness followed the Fed's decision to raise the federal funds rate another quarter percentage point to 5.25% on August 24, 1999.

Q. LET'S TURN TO SOME OF THE FUND'S MARKET SECTORS, STARTING WITH
TECHNOLOGY, THE LARGEST WEIGHTING FOR THE FUND AND THE INDEX . . .

A. In general, technology stocks fared better than the overall market during the period, although the sector did experience its share of setbacks and volatility. Despite intermittent periods of weakness amid interest-rate worries and concerns about high valuations, shares of industry leaders such as Microsoft, IBM, Cisco and Intel, which are all significant components of the index, held up well during the period.

Q. BESIDES TECHNOLOGY, FINANCE AND UTILITIES ARE TWO OF THE LARGER SECTORS FOR THE FUND AND THE INDEX. HOW DID THESE SECTORS PERFORM?

A. Financial stocks rebounded in the first and second quarters of 1999 following a global economic crisis in the fall of 1998. As the period came to a close, however, the sector suffered a sharp drop in its prices. One contributing factor was the widespread fear that the economy was growing too fast and that the Federal Reserve would continue to raise interest rates. In general, utility stocks provided a positive contribution to the fund and the index. Most notably, the demand for telecommunications services continued to grow at an impressive rate. Bell Atlantic enjoyed a strong six months, and despite some weakness late in the period, MCI WorldCom also contributed to performance.

Q. YOU MENTIONED SOME STOCKS THAT HELPED THE FUND, WHICH STOCKS HURT
PERFORMANCE?

A. Large-cap health care stocks, such as Merck, Pfizer, American Home Products and Eli Lilly, hurt fund performance. Shares of these companies faltered in the second quarter and late in the period due to nervousness over high valuations, a weakening product pipeline outlook and the possibility that Medicare reform could lead to government-sanctioned price controls. While most telephone utility stocks held on to slight gains from earlier in the year, shares of AT&T detracted from fund performance. Investors felt that the company's recent acquisition binge could dilute future earnings.

Q. WHAT'S YOUR OUTLOOK?

A. I think it's likely that the current monetary squeeze will persist over the next six months as the global economic recovery gathers steam and the Fed acts to rein in domestic growth and potential inflation. While the bull market is still intact and there are positive forces at work - most notably the ongoing merger and acquisition boom and productivity gains - there are some near-term hurdles for the market to overcome. The deteriorating monetary environment, a cloudy earnings outlook and lofty stock prices are causes for short-term concern.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

NOTE TO SHAREHOLDERS: At a meeting held on September 15, 1999, and re-convened on September 30, 1999, after the period covered in this report, shareholders approved a new sub-advisory agreement among the fund, Fidelity Management & Research Co., and Bankers Trust.

(checkmark) FUND FACTS

GOAL: total return that
corresponds to that of the
Standard & Poor's 500 Index

START DATE: February 17, 1988

SIZE: as of August 31, 1999,
more than $18.1 billion

SUB-ADVISER: Bankers Trust,
since 1997

DEAN BARR ON CHANGES TO
THE S&P 500:

"The S&P 500 is an index of 500
stocks chosen to be a representation
of the broader market. Periodically,
companies will be added or deleted
from the index. Usually, this is based
on such events as acquisitions,
spin-offs or shifts in asset size."
Here are some of the changes to
the index during the past
six months involving some
well-known companies:

(solid bullet) April 9, 1999: Aeroquip-Vickers,
Inc. was removed after it was
acquired by Eaton Corp., already a
component of the S&P 500, and
Aeroquip-Vickers was replaced
by Watson Pharmaceuticals.

(solid bullet) June 4, 1999: PaineWebber
Group, Inc. replaced Bankers Trust
Corp. in the index following the
acquisition of Bankers Trust by
Deutsche Bank.

(solid bullet) June 23, 1999: American Stores was deleted from the index after merging with S&P 500 component
Albertson's Inc. Office Depot, Inc.
replaced American Stores.

(solid bullet) July 21, 1999: QUALCOMM, Inc.
replaced Transamerica Corp. in
the index after Transamerica was
acquired by Aegon N.V.

(solid bullet) August 12, 1999: Raychem Corp.
was removed and replaced by
Lexmark International Group,
Inc. following the acquisition of
Raychem by S&P 500 component
Tyco International, LTD.

INVESTMENT CHANGES

TOP TEN STOCKS AS OF AUGUST
31, 1999

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS  IN
                                                      THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                4.3                     3.6

General Electric Co.           3.3                     3.2

Intel Corp.                    2.4                     2.0

International Business         2.0                     1.5
Machines Corp.

Cisco Systems, Inc.            2.0                     1.5

Lucent Technologies, Inc.      1.8                     1.3

Wal-Mart Stores, Inc.          1.8                     1.9

Exxon Corp.                    1.7                     1.6

Merck & Co., Inc.              1.4                     1.9

Citigroup, Inc.                1.4                     1.3

TOP TEN MARKET SECTORS AS OF
AUGUST 31, 1999

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS IN
                                                      THESE MARKET SECTORS 6
                                                      MONTHS AGO

TECHNOLOGY                     23.2                    19.4

FINANCE                        14.5                    15.9

HEALTH                         10.9                    12.3

UTILITIES                      10.6                    11.1

NONDURABLES                    7.5                     8.3

ENERGY                         6.4                     5.0

RETAIL & WHOLESALE             5.8                     6.5

INDUSTRIAL MACHINERY &         5.7                     5.2
EQUIPMENT

MEDIA & LEISURE                4.3                     4.8

BASIC INDUSTRIES               3.3                     3.3


PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS AUGUST 31, 1999 (UNAUDITED)
Showing Percentage of Net Assets

COMMON STOCKS - 98.3%

                                 SHARES                                VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.8%

AEROSPACE & DEFENSE - 1.5%

AlliedSignal, Inc.                937,508                              $ 57,422

Boeing Co.                        1,616,904                             73,266

Goodrich (B.F.) Co.               172,990                               6,390

Lockheed Martin Corp.             663,834                               24,562

Northrop Grumman Corp.            117,826                               8,542

Rockwell International Corp.      306,897                               18,145

Textron, Inc.                     255,435                               20,626

United Technologies Corp.         825,461                               54,584

                                                                        263,537

DEFENSE ELECTRONICS - 0.2%

Raytheon Co. Class B              546,907                               37,258

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            321,634                               20,263

TOTAL AEROSPACE & DEFENSE                                               321,058

BASIC INDUSTRIES - 3.3%

CHEMICALS & PLASTICS - 1.6%

Air Products & Chemicals,         371,266                               12,623
Inc.

Ashland, Inc.                     96,692                                3,729

Avery Dennison Corp.              188,552                               10,347

Dow Chemical Co.                  373,755                               42,468

E.I. du Pont de Nemours and       1,555,429                             98,575
Co.

Eastman Chemical Co.              128,306                               5,958

Engelhard Corp.                   212,480                               4,236

FMC Corp. (a)                     52,745                                3,072

Great Lakes Chemical Corp.        95,645                                3,939

Hercules, Inc.                    177,602                               5,783

Monsanto Co.                      1,013,500                             41,617

PPG Industries, Inc.              283,821                               17,047

Praxair, Inc.                     255,271                               11,998

Rohm & Haas Co.                   340,773                               12,736

Sealed Air Corp. (a)              135,096                               7,937

Union Carbide Corp.               228,707                               13,008

W.R. Grace & Co. (a)              119,416                               2,284

                                                                        297,357

IRON & STEEL - 0.1%

Allegheny Teledyne, Inc.          302,482                               5,653

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - CONTINUED

Bethlehem Steel Corp. (a)         199,825                              $ 1,536

Nucor Corp.                       144,511                               6,729

USX-U.S. Steel Group              162,428                               4,386

Worthington Industries, Inc.      144,517                               2,168

                                                                        20,472

METALS & MINING - 0.4%

Alcan Aluminium Ltd.              382,650                               12,588

Alcoa, Inc.                       599,265                               38,690

ASARCO, Inc.                      67,802                                1,415

Cyprus Amax Minerals Co.          209,677                               3,551

Freeport-McMoRan Copper &         203,640                               3,271
Gold, Inc. Class B

Inco Ltd.                         224,607                               4,613

Phelps Dodge Corp.                93,756                                5,244

Reynolds Metals Co.               104,180                               6,596

                                                                        75,968

PACKAGING & CONTAINERS - 0.3%

Ball Corp.                        47,777                                2,147

Bemis Co., Inc.                   71,154                                2,699

Corning, Inc.                     394,844                               26,257

Crown Cork & Seal Co., Inc.       205,599                               5,461

Owens-Illinois, Inc. (a)          241,848                               5,986

Tupperware Corp.                  93,114                                2,101

                                                                        44,651

PAPER & FOREST PRODUCTS - 0.9%

Boise Cascade Corp.               96,556                                3,512

Champion International Corp.      161,764                               8,897

Fort James Corp.                  370,471                               11,948

Georgia-Pacific Corp.             290,611                               12,024

International Paper Co.           668,453                               31,459

Kimberly-Clark Corp.              906,560                               51,617

Louisiana-Pacific Corp.           203,030                               3,756

Mead Corp.                        166,077                               6,197

Potlatch Corp.                    47,582                                1,838

Temple-Inland, Inc.               90,699                                5,623

Westvaco Corp.                    148,050                               3,877

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Weyerhaeuser Co.                  324,926                              $ 18,277

Willamette Industries, Inc.       167,456                               6,635

                                                                        165,660

TOTAL BASIC INDUSTRIES                                                  604,108

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.3%

Armstrong World Industries,       65,499                                3,181
Inc.

Crane Co.                         105,542                               2,540

Fortune Brands, Inc.              285,472                               10,705

Masco Corp.                       550,276                               15,580

Owens-Corning                     88,900                                2,500

Sherwin-Williams Co.              279,760                               6,819

Vulcan Materials Co.              166,800                               7,110

                                                                        48,435

CONSTRUCTION - 0.0%

Centex Corp.                      97,492                                2,742

Fleetwood Enterprises, Inc.       56,332                                1,148

Kaufman & Broad Home Corp.        74,288                                1,518

Pulte Corp.                       70,825                                1,638

                                                                        7,046

ENGINEERING - 0.0%

EG & G, Inc.                      73,362                                2,334

Fluor Corp.                       121,803                               5,040

Foster Wheeler Corp.              74,279                                961

                                                                        8,335

TOTAL CONSTRUCTION & REAL                                               63,816
ESTATE

DURABLES - 2.4%

AUTOS, TIRES, & ACCESSORIES -
1.6%

AutoZone, Inc. (a)                241,578                               5,753

Cooper Tire & Rubber Co.          144,878                               2,753

Cummins Engine Co., Inc.          62,722                                3,716

Dana Corp.                        274,601                               11,962

Danaher Corp.                     213,210                               12,526

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Delphi Automotive Systems         949,377                              $ 17,801
Corp.

Eaton Corp.                       121,428                               11,900

Ford Motor Co.                    2,029,908                             105,809

General Motors Corp.              1,058,370                             69,985

Genuine Parts Co.                 291,070                               8,405

Goodyear Tire & Rubber Co.        252,350                               14,163

Johnson Controls, Inc.            133,163                               9,105

NACCO Industries, Inc. Class A    10,033                                781

Navistar International Corp.      102,808                               4,999
(a)

PACCAR, Inc.                      127,326                               7,019

Pep Boys-Manny, Moe & Jack        86,521                                1,260

TRW, Inc.                         204,788                               11,161

                                                                        299,098

CONSUMER DURABLES - 0.4%

Minnesota Mining &                656,097                               62,001
Manufacturing Co.

Snap-On, Inc.                     102,791                               3,476

                                                                        65,477

CONSUMER ELECTRONICS - 0.1%

Black & Decker Corp.              150,651                               7,928

Maytag Corp.                      148,160                               9,279

Whirlpool Corp.                   113,211                               8,003

                                                                        25,210

HOME FURNISHINGS - 0.1%

Newell Rubbermaid, Inc.           464,470                               19,043

TEXTILES & APPAREL - 0.2%

Fruit of The Loom Ltd. Class      116,397                               815
A (a)

Liz Claiborne, Inc.               100,569                               3,696

NIKE, Inc. Class B                461,183                               21,330

Reebok International Ltd. (a)     89,655                                1,059

Russell Corp.                     58,411                                978

Springs Industries, Inc.          18,171                                683
Class A

VF Corp.                          190,031                               6,841

                                                                        35,402

TOTAL DURABLES                                                          444,230

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

ENERGY - 6.4%

ENERGY SERVICES - 0.7%

Baker Hughes, Inc.                528,757                              $ 17,978

Halliburton Co.                   712,189                               33,028

Helmerich & Payne, Inc.           80,833                                2,228

McDermott International, Inc.     92,010                                2,076

Rowan Companies, Inc. (a)         135,209                               2,518

Schlumberger Ltd.                 938,854                               62,669

                                                                        120,497

OIL & GAS - 5.7%

Amerada Hess Corp.                162,474                               10,084

Anadarko Petroleum Corp.          205,785                               6,997

Apache Corp.                      162,173                               7,379

Atlantic Richfield Co.            527,802                               46,414

Burlington Resources, Inc.        304,412                               12,728

Chevron Corp.                     1,056,317                             97,445

Coastal Corp. (The)               351,017                               15,203

Conoco, Inc. Class B              1,096,147                             29,459

Exxon Corp.                       3,962,147                             312,514

Kerr-McGee Corp.                  141,406                               7,919

Mobil Corp.                       1,299,539                             133,040

Occidental Petroleum Corp.        564,940                               12,252

Phillips Petroleum Co.            411,439                               20,983

Royal Dutch Petroleum Co. (NY     3,598,654                             222,667
Registry Gilder 1.25)

Sunoco, Inc.                      132,458                               4,313

Texaco, Inc.                      910,128                               57,793

Union Pacific Resources           408,541                               7,328
Group, Inc.

Unocal Corp.                      393,858                               16,493

USX-Marathon Group                516,693                               16,082

                                                                        1,037,093

TOTAL ENERGY                                                            1,157,590

FINANCE - 14.5%

BANKS - 5.9%

AmSouth Bancorp.                  288,454                               6,310

Bank of America Corp.             2,880,603                             174,276

Bank of New York Co., Inc.        1,242,303                             44,412

Bank One Corp.                    1,971,731                             79,116

BankBoston Corp.                  479,380                               22,261

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

BB&T Corp.                        440,121                              $ 14,744

Capital One Financial Corp.       352,753                               13,316

Chase Manhattan Corp.             1,367,796                             114,467

Comerica, Inc.                    253,989                               13,223

Fifth Third Bancorp               473,305                               31,356

First Union Corp.                 1,636,402                             67,911

Firstar Corp.                     1,161,416                             31,140

Huntington Bancshares, Inc.       374,788                               11,220

J.P. Morgan & Co., Inc.           283,297                               36,598

KeyCorp                           736,043                               21,345

Mellon Bank Corp.                 856,982                               28,602

Mercantile Bancorp, Inc.          235,162                               12,978

National City Corp.               1,055,450                             29,157

Northern Trust Corp.              179,556                               15,229

PNC Financial Corp.               495,111                               25,900

Regions Financial Corp.           348,014                               12,289

Republic of New York Corp.        173,467                               12,034

SouthTrust Corp.                  306,084                               10,809

State Street Corp.                259,132                               15,516

Summit Bancorp                    280,693                               9,368

SunTrust Banks, Inc.              519,568                               33,415

Synovus Finanical Corp.           382,771                               7,225

U.S. Bancorp                      1,267,262                             39,127

Union Planters Corp.              212,527                               8,966

Wachovia Corp.                    323,100                               25,323

Wells Fargo & Co.                 2,802,893                             111,590

                                                                        1,079,223

CREDIT & OTHER FINANCE - 2.8%

American Express Co.              731,852                               100,630

Associates First Capital          1,229,653                             42,192
Corp. Class A

Citigroup, Inc.                   5,557,552                             246,964

Countrywide Credit                180,501                               5,799
Industries, Inc.

Fleet Financial Group, Inc.       918,984                               36,587

Household International, Inc.     842,361                               31,799

MBNA Corp.                        1,296,582                             32,009

Providian Financial Corp.         240,781                               18,691

                                                                        514,671

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

FEDERAL SPONSORED CREDIT - 1.0%

Fannie Mae                        1,700,985                            $ 105,674

Freddie Mac                       1,107,969                             57,060

SLM Holding Corp.                 317,273                               14,020

                                                                        176,754

INSURANCE - 3.3%

Aetna, Inc.                       240,555                               18,703

AFLAC, Inc.                       453,613                               20,384

Allstate Corp.                    1,377,794                             45,209

American General Corp.            408,769                               29,023

American International Group,     2,525,055                             234,041
Inc.

Aon Corp.                         412,566                               13,769

Chubb Corp. (The)                 334,047                               19,103

CIGNA Corp.                       350,949                               31,520

Cincinnati Financial Corp.        250,978                               9,945

Conseco, Inc.                     518,116                               12,435

Hartford Financial Services       374,478                               17,015
Group, Inc.

Jefferson-Pilot Corp.             172,302                               11,501

Lincoln National Corp.            332,383                               15,580

Loews Corp.                       173,060                               13,585

Marsh & McLennan Companies,       423,077                               30,805
Inc.

MBIA, Inc.                        160,633                               8,333

MGIC Investment Corp.             177,088                               7,692

Progressive Corp.                 120,438                               12,285

SAFECO Corp.                      220,421                               7,852

St. Paul Companies, Inc. (The)    380,297                               12,193

Torchmark Corp.                   215,883                               6,153

UnumProvident Corp.               374,000                               13,487

                                                                        590,613

SAVINGS & LOANS - 0.2%

Golden West Financial Corp.       92,507                                8,401

Washington Mutual, Inc.           986,595                               31,324

                                                                        39,725

SECURITIES INDUSTRY - 1.3%

Bear Stearns Companies, Inc.      181,332                               7,548

Franklin Resources, Inc.          417,578                               15,007

Kansas City Southern              182,953                               8,473
Industries, Inc.

Lehman Brothers Holdings,         194,172                               10,437
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

Merrill Lynch & Co., Inc.         584,928                              $ 43,650

Morgan Stanley Dean Witter &      934,088                               80,156
Co.

PaineWebber Group, Inc.           234,935                               9,221

Schwab (Charles) Corp.            1,312,566                             51,846

                                                                        226,338

TOTAL FINANCE                                                           2,627,324

HEALTH - 10.9%

DRUGS & PHARMACEUTICALS - 7.3%

Allergan, Inc.                    114,130                               11,399

ALZA Corp. Class A. (a)           163,082                               8,215

American Home Products Corp.      2,153,638                             89,376

Amgen, Inc. (a)                   882,466                               73,410

Bausch & Lomb, Inc.               86,300                                5,701

Bristol-Myers Squibb Co.          3,233,442                             227,553

Lilly (Eli) & Co.                 1,778,376                             132,711

Merck & Co., Inc.                 3,852,505                             258,840

Pfizer, Inc.                      6,435,042                             242,923

Pharmacia & Upjohn, Inc.          860,038                               44,937

Schering-Plough Corp.             2,461,179                             129,366

Sigma-Aldrich Corp.               162,946                               5,255

Warner-Lambert Co.                1,374,608                             91,069

Watson Pharmaceuticals, Inc.      150,519                               5,401
(a)

                                                                        1,326,156

MEDICAL EQUIPMENT & SUPPLIES
- 3.2%

Abbott Laboratories               2,556,123                             110,872

Bard (C.R.), Inc.                 86,992                                4,056

Baxter International, Inc.        463,780                               31,102

Becton, Dickinson & Co.           417,584                               11,745

Biomet, Inc.                      181,889                               6,503

Boston Scientific Corp. (a)       635,637                               21,572

Cardinal Health, Inc.             473,853                               30,208

Guidant Corp.                     511,187                               30,000

Johnson & Johnson                 2,219,905                             226,985

Mallinckrodt, Inc.                115,673                               3,709

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

McKesson HBOC, Inc.               457,509                              $ 14,240

Medtronic, Inc.                   955,287                               74,751

Millipore Corp.                   70,344                                2,655

Pall Corp.                        201,399                               4,003

St. Jude Medical, Inc. (a)        121,387                               4,400

U.S. Surgical Corp. rights        289                                   0
6/30/00 (a)

                                                                        576,801

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Columbia/HCA Healthcare Corp.     983,835                               24,227

HCR Manor Care, Inc. (a)          175,855                               3,440

HEALTHSOUTH Corp. (a)             684,678                               5,606

Humana, Inc. (a)                  269,690                               2,444

Tenet Healthcare Corp. (a)        495,660                               8,643

United HealthCare Corp.           309,918                               18,847

Wellpoint Health Networks,        108,555                               7,911
Inc. (a)

                                                                        71,118

TOTAL HEALTH                                                            1,974,075

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.7%

ELECTRICAL EQUIPMENT - 3.9%

Emerson Electric Co.              723,363                               45,301

General Electric Co.              5,379,450                             604,179

General Instrument Corp. (a)      259,280                               12,753

Grainger (W.W.), Inc.             153,864                               6,703

Harris Corp.                      143,965                               3,779

Honeywell, Inc.                   223,677                               25,387

Scientific-Atlanta, Inc.          122,194                               6,262

Thomas & Betts Corp.              90,728                                4,083

                                                                        708,447

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.7%

Briggs & Stratton Corp.           38,199                                2,325

Case Corp.                        138,474                               6,837

Caterpillar, Inc.                 580,372                               32,864

Cooper Industries, Inc.           152,684                               7,920

Deere & Co.                       383,964                               14,927

Dover Corp.                       405,193                               15,676

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Illinois Tool Works, Inc.         423,132                              $ 32,978

Ingersoll-Rand Co.                266,684                               16,968

ITT Industries, Inc.              147,586                               4,990

Milacron, Inc.                    50,755                                914

Parker-Hannifin Corp.             177,770                               7,777

The Stanley Works                 139,988                               3,692

Tenneco, Inc.                     275,871                               5,552

Timken Co.                        90,477                                1,589

Tyco International Ltd.           1,431,706                             145,050

                                                                        300,059

POLLUTION CONTROL - 0.1%

Allied Waste Industries, Inc.     285,400                               3,639
(a)

Waste Management, Inc.            967,015                               21,093

                                                                        24,732

TOTAL INDUSTRIAL MACHINERY &                                            1,033,238
EQUIPMENT

MEDIA & LEISURE - 4.3%

BROADCASTING - 1.7%

CBS Corp. (a)                     1,142,802                             53,712

Clear Channel Communications,     570,103                               39,943
Inc. (a)

Comcast Corp. Class A             1,197,235                             39,060
(special)

MediaOne Group, Inc.              1,008,437                             66,305

Time Warner, Inc.                 1,975,530                             117,174

                                                                        316,194

ENTERTAINMENT - 1.1%

Carnival Corp.                    1,005,906                             44,951

Disney (Walt) Co.                 3,389,200                             94,050

King World Productions, Inc.      156,328                               5,960
(a)

Viacom, Inc. Class B              1,125,649                             47,348
(non-vtg.) (a)

                                                                        192,309

LEISURE DURABLES & TOYS - 0.2%

Brunswick Corp.                   148,527                               3,797

Hasbro, Inc.                      362,109                               8,849

Mattel, Inc.                      673,785                               14,360

                                                                        27,006

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc.      195,563                              $ 4,400
(a)

Hilton Hotels Corp.               421,680                               5,166

Marriott International, Inc.      392,630                               13,448
Class A

Mirage Resorts, Inc. (a)          304,665                               3,980

                                                                        26,994

PUBLISHING - 0.6%

American Greetings Corp.          114,689                               3,175
Class A

Dow Jones & Co., Inc.             122,958                               6,179

Gannet, Inc.                      455,980                               30,978

Harcourt General, Inc.            99,146                                4,344

Knight-Ridder, Inc.               140,525                               7,580

McGraw-Hill Companies, Inc.       319,177                               16,497

Meredith Corp.                    85,168                                2,954

New York Times Co. (The)          301,689                               11,785
Class A

Times Mirror Co. Class A          134,675                               7,777

Tribune Co.                       193,110                               18,020

                                                                        109,289

RESTAURANTS - 0.6%

Darden Restaurants, Inc.          222,702                               3,480

McDonald's Corp.                  2,266,077                             93,759

Tricon Global Restaurants,        246,597                               10,018
Inc. (a)

Wendy's International, Inc.       201,164                               5,633

                                                                        112,890

TOTAL MEDIA & LEISURE                                                   784,682

NONDURABLES - 7.5%

AGRICULTURE - 0.1%

Pioneer Hi-Bred                   387,236                               15,151
International, Inc.

BEVERAGES - 2.5%

Anheuser-Busch Companies,         816,564                               62,875
Inc.

Brown-Forman Corp. Class B        77,909                                4,577

Coca-Cola Co. (The)               4,097,174                             245,062

Coca-Cola Enterprises, Inc.       636,673                               18,105

Coors (Adolph) Co. Class B        59,165                                3,376

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

PepsiCo, Inc.                     2,377,939                            $ 81,147

Seagram Co. Ltd.                  713,704                               37,897

                                                                        453,039

FOODS - 1.5%

Archer-Daniels-Midland Co.        1,090,582                             14,178

Bestfoods                         493,841                               24,260

Campbell Soup Co.                 721,372                               31,876

ConAgra, Inc.                     786,707                               19,274

General Mills, Inc.               255,838                               21,426

Heinz (H.J.) Co.                  607,408                               28,358

Hershey Foods Corp.               211,891                               11,349

Kellogg Co.                       681,775                               24,246

Nabisco Group Holdings Corp.      614,645                               10,910

Quaker Oats Co.                   223,080                               14,905

Ralston Purina Co.                480,177                               13,205

Sara Lee Corp.                    1,473,659                             32,697

Sysco Corp.                       538,355                               17,564

Wrigley (Wm.) Jr. Co.             201,185                               15,755

                                                                        280,003

HOUSEHOLD PRODUCTS - 2.5%

Alberto-Culver Co. Class B        69,041                                1,756

Avon Products, Inc.               454,710                               19,950

Clorox Co.                        433,722                               19,626

Colgate-Palmolive Co.             990,356                               52,984

Gillette Co.                      1,854,191                             86,452

International Flavors &           165,782                               6,756
Fragrances, Inc.

Procter & Gamble Co.              2,157,747                             214,156

Unilever NV NY Shares             900,202                               62,001

                                                                        463,681

TOBACCO - 0.9%

Philip Morris Companies, Inc.     3,975,378                             148,828

UST, Inc.                         328,948                               10,424

                                                                        159,252

TOTAL NONDURABLES                                                       1,371,126

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

PRECIOUS METALS - 0.2%

Barrick Gold Corp.                685,543                              $ 13,229

Homestake Mining Co.              379,736                               3,228

Newmont Mining Corp.              303,062                               6,194

Placer Dome, Inc.                 545,819                               5,668

                                                                        28,319

RETAIL & WHOLESALE - 5.8%

APPAREL STORES - 0.5%

Gap, Inc.                         1,384,191                             54,156

Limited, Inc. (The)               360,875                               13,668

TJX Companies, Inc.               515,467                               14,884

                                                                        82,708

DRUG STORES - 0.4%

CVS Corp.                         629,192                               26,229

Longs Drug Stores Corp.           65,870                                2,071

Rite Aid Corp.                    556,889                               10,302

Walgreen Co.                      1,601,352                             37,131

                                                                        75,733

GENERAL MERCHANDISE STORES -
2.7%

Consolidated Stores Corp. (a)     183,251                               2,955

Dayton Hudson Corp.               720,009                               41,761

Dillards, Inc. Class A            167,545                               3,937

Dollar General Corp.              424,257                               11,031

Federated Department Stores,      338,996                               15,594
Inc. (a)

K mart Corp. (a)                  796,588                               10,007

Kohls Corp. (a)                   255,973                               18,238

May Department Stores Co.         554,734                               21,669
(The)

Nordstrom, Inc.                   238,086                               6,741

Penney (J.C.) Co., Inc.           429,614                               15,574

Sears, Roebuck & Co.              619,537                               23,233

Wal-Mart Stores, Inc.             7,278,427                             322,525

                                                                        493,265

GROCERY STORES - 0.6%

Albertson's, Inc.                 725,679                               34,787

Great Atlantic & Pacific Tea,     61,833                                2,172
Inc.

Kroger Co. (a)                    1,329,733                             30,750

Safeway, Inc. (a)                 843,538                               39,277

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - CONTINUED

SUPERVALU, Inc.                   188,329                              $ 4,237

Winn-Dixie Stores, Inc.           217,299                               7,388

                                                                        118,611

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.6%

Best Buy Co., Inc. (a)            332,569                               23,363

Circuit City Stores, Inc. -       346,714                               14,909
Circuit City Group

Costco Wholesale Corp.            379,120                               28,339

Home Depot, Inc.                  2,468,293                             150,874

IKON Office Solutions, Inc.       207,753                               2,311

Lowe's Companies, Inc.            620,371                               28,072

Office Depot, Inc. (a)            602,058                               6,284

Staples, Inc. (a)                 812,616                               17,674

Tandy Corp.                       320,076                               15,124

Toys R Us, Inc. (a)               419,242                               5,791

                                                                        292,741

TOTAL RETAIL & WHOLESALE                                                1,063,058

SERVICES - 0.6%

ADVERTISING - 0.2%

Interpublic Group of              426,024                               16,881
Companies, Inc.

Omnicom Group, Inc.               272,810                               20,563

                                                                        37,444

LEASING & RENTAL - 0.0%

Ryder Systems, Inc.               130,160                               2,872

PRINTING - 0.1%

Deluxe Corp.                      133,504                               4,547

Donnelley (R.R.) & Sons Co.       218,525                               6,856

                                                                        11,403

SERVICES - 0.3%

Block (H&R), Inc.                 186,206                               10,358

Cendant Corp. (a)                 1,130,221                             20,273

Dun & Bradstreet Corp.            276,574                               7,243

Ecolab, Inc.                      188,897                               7,095

Jostens, Inc.                     49,204                                990

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

National Service Industries,      79,814                               $ 2,554
Inc.

Service Corp. International       478,464                               6,609

                                                                        55,122

TOTAL SERVICES                                                          106,841

TECHNOLOGY - 23.2%

COMMUNICATIONS EQUIPMENT - 4.6%

3Com Corp. (a)                    577,774                               14,336

ADC Telecommunications, Inc.      220,400                               8,169
(a)

Andrew Corp. (a)                  134,421                               2,352

Cabletron Systems, Inc. (a)       336,481                               5,657

Cisco Systems, Inc. (a)           5,238,455                             355,233

Lucent Technologies, Inc.         5,035,611                             322,594

Northern Telecom Ltd.             2,196,272                             90,500

Tellabs, Inc. (a)                 648,178                               38,607

                                                                        837,448

COMPUTER SERVICES & SOFTWARE
- 9.5%

Adobe Systems, Inc.               98,422                                9,805

America Online, Inc. (a)          1,778,791                             162,426

Autodesk, Inc.                    95,036                                2,186

Automatic Data Processing,        996,196                               39,163
Inc.

BMC Software, Inc. (a)            412,941                               22,221

Ceridian Corp. (a)                219,471                               6,145

Computer Associates               868,095                               49,047
International, Inc.

Computer Sciences Corp. (a)       256,842                               17,770

Compuware Corp. (a)               594,242                               17,939

Electronic Data Systems Corp.     833,628                               46,787

Equifax, Inc.                     231,764                               7,069

First Data Corp.                  725,426                               31,919

IMS Health, Inc.                  543,552                               15,016

International Business            2,975,776                             370,670
Machines Corp.

Microsoft Corp. (a)               8,395,672                             777,124

Novell, Inc. (a)                  583,248                               13,816

Oracle Corp. (a)                  2,398,200                             87,534

Parametric Technology Corp.       467,053                               6,539
(a)

Paychex, Inc.                     437,264                               12,872

PeopleSoft, Inc.                  425,252                               6,007

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Shared Medical Systems Corp.      43,049                               $ 2,419

Unisys Corp. (a)                  411,026                               17,674

                                                                        1,722,148

COMPUTERS & OFFICE EQUIPMENT
- 4.5%

Apple Computer, Inc. (a)          225,234                               14,697

Compaq Computer Corp.             2,722,799                             63,135

Data General Corp. (a)            73,404                                1,353

Dell Computer Corp. (a)           4,201,670                             205,094

EMC Corp. (a)                     1,673,817                             100,429

Gateway, Inc. (a)                 246,959                               23,940

Hewlett-Packard Co.               1,673,707                             176,367

Lexmark International Group,      214,500                               16,892
Inc. Class A (a)

Network Appliance, Inc. (a)       119,500                               7,850

Pitney Bowes, Inc.                440,958                               26,017

Seagate Technology, Inc. (a)      394,306                               13,086

Silicon Graphics, Inc. (a)        302,288                               3,457

Sun Microsystems, Inc. (a)        1,283,434                             102,033

Xerox Corp.                       1,135,866                             54,238

                                                                        808,588

ELECTRONIC INSTRUMENTS - 0.4%

Applied Materials, Inc. (a)       597,119                               42,433

KLA-Tencor Corp. (a)              170,630                               10,718

PE Corp. (Biosystems Group)       176,730                               12,161

Tektronix, Inc.                   73,724                                2,451

Thermo Electron Corp. (a)         232,386                               3,689

                                                                        71,452

ELECTRONICS - 4.0%

Advanced Micro Devices, Inc.      232,537                               4,811
(a)

Intel Corp.                       5,439,104                             447,026

LSI Logic Corp. (a)               208,841                               11,852

Micron Technology, Inc. (a)       395,038                               29,455

Motorola, Inc.                    999,409                               92,195

National Semiconductor Corp.      269,761                               7,604
(a)

Solectron Corp. (a)               435,578                               34,084

Texas Instruments, Inc.           1,274,018                             104,549

                                                                        731,576

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

PHOTOGRAPHIC EQUIPMENT - 0.2%

Eastman Kodak Co.                 526,989                              $ 38,701

Polaroid Corp.                    84,153                                2,283

                                                                        40,984

TOTAL TECHNOLOGY                                                        4,212,196

TRANSPORTATION - 0.8%

AIR TRANSPORTATION - 0.3%

AMR Corp. (a)                     248,238                               14,553

Delta Air Lines, Inc.             237,062                               12,046

Southwest Airlines Co.            811,165                               13,536

US Airways Group, Inc. (a)        137,555                               4,238

                                                                        44,373

RAILROADS - 0.4%

Burlington Northern Santa Fe      830,891                               24,096
Corp.

CSX Corp.                         351,923                               15,375

Norfolk Southern Corp.            595,690                               15,600

Union Pacific Corp.               427,219                               20,800

                                                                        75,871

TRUCKING & FREIGHT - 0.1%

FDX Corp. (a)                     481,598                               20,438

Laidlaw, Inc.                     475,151                               2,993

                                                                        23,431

TOTAL TRANSPORTATION                                                    143,675

UTILITIES - 10.6%

CELLULAR - 0.8%

ALLTEL Corp.                      473,550                               32,024

Nextel Communications, Inc.       507,378                               29,333
Class A (a)

QUALCOMM, Inc.                    255,000                               49,008

Sprint Corp. Series 1 (PCS        708,195                               42,315
Group)

                                                                        152,680

ELECTRIC UTILITY - 2.1%

AES Corp. (a)                     356,337                               21,625

Ameren Corp.                      206,739                               8,282

American Electric Power Co.,      313,636                               11,389
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Carolina Power & Light Co.        206,275                              $ 7,503

Central & South West Corp.        344,180                               7,787

Cinergy Corp.                     247,915                               7,530

CMS Energy Corp.                  189,769                               7,508

Consolidated Edison, Inc.         378,157                               16,639

Constellation Energy Corp.        226,931                               6,723

Dominion Resources, Inc.          349,574                               16,168

DTE Energy Co.                    234,742                               9,258

Duke Energy Corp.                 586,919                               33,748

Edison International              570,626                               14,480

Entergy Corp.                     430,507                               12,834

FirstEnergy Corp.                 342,466                               9,782

Florida Progress Corp.            167,024                               7,829

FPL Group, Inc.                   296,544                               16,013

GPU, Inc.                         170,957                               5,834

New Century Energies, Inc.        167,263                               6,042

Niagara Mohawk Holdings, Inc.     208,078                               3,147
(a)

Northern States Power Co.         185,468                               4,370

PacifiCorp                        529,073                               10,813

PECO Energy Co.                   366,096                               14,873

PG&E Corp.                        703,524                               21,326

PP&L Resources, Inc.              214,148                               5,996

Public Service Enterprise         362,024                               14,843
Group, Inc.

Reliant Energy, Inc.              539,734                               14,944

Southern Co.                      1,215,767                             32,902

Texas Utilities Co.               457,242                               18,490

Unicom Corp.                      351,312                               13,569

                                                                        382,247

GAS - 0.7%

Columbia Energy Group             135,641                               8,011

Consolidated Natural Gas Co.      160,722                               10,236

Eastern Enterprises Co.           46,386                                2,084

Enron Corp.                       1,142,678                             47,850

NICOR, Inc.                       97,517                                3,773

ONEOK, Inc.                       48,207                                1,497

Peoples Energy Corp.              63,062                                2,298

Sempra Energy                     349,813                               7,805

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

GAS - CONTINUED

Sonat, Inc.                       176,127                              $ 6,363

Williams Companies, Inc.          720,093                               29,704

                                                                        119,621

TELEPHONE SERVICES - 7.0%

Ameritech Corp.                   1,777,335                             112,194

AT&T Corp.                        5,273,443                             237,305

Bell Atlantic Corp.               2,510,916                             153,794

BellSouth Corp.                   3,064,140                             138,652

CenturyTel, Inc.                  223,169                               8,773

Frontier Corp.                    309,908                               12,997

GTE Corp.                         1,560,876                             107,115

MCI WorldCom, Inc. (a)            3,090,723                             234,122

SBC Communications, Inc.          3,274,614                             157,181

Sprint Corp. (FON Group)          1,480,433                             65,694

U.S. WEST, Inc.                   850,535                               44,440

                                                                        1,272,267

TOTAL UTILITIES                                                         1,926,815

TOTAL COMMON STOCKS                                                     17,862,151
(Cost $10,454,537)

U.S. TREASURY OBLIGATIONS -
1.5%

                                 PRINCIPAL AMOUNT (000S)

U.S. Treasury Bills, yield at    $ 279,366                              276,780
date of purchase 4.37% to
4.94% 9/9/99 to 12/9/99 (c)
(Cost $276,777)

CASH EQUIVALENTS - 7.8%

                                 SHARES                                VALUE (NOTE 1) (000S)

Bankers Trust Institutional       1,409,409,585                        $ 1,409,410
Daily Asset Fund, 5.28% (b)
(Cost $1,409,410)

TOTAL INVESTMENT PORTFOLIO -                                           19,548,341
107.6%  (Cost $12,140,724)

NET OTHER ASSETS - (7.6%)                                              (1,379,773)

NET ASSETS - 100%                                                      $ 18,168,568



FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT (000S)      UNREALIZED GAIN/(LOSS) (000S)

PURCHASED

904 S&P 500 Stock Index  Sept. 1999           $ 298,275                          $ (1,316)
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
1.6%

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized daily yield of the fund at period end.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $21,005,000.

INCOME TAX INFORMATION

At August 31, 1999, the aggregate cost of investment securities for income tax purposes was $12,176,215,000. Net unrealized appreciation aggregated $7,372,126,000, of which $7,941,361,000 related to appreciated investment securities and $569,235,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)                        AUGUST
                                          31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at               $ 19,548,341
value (cost $12,140,724) -
See accompanying schedule

Receivable for investments                  953
sold

Receivable for fund shares                  28,170
sold

Dividends receivable                        25,345

Interest receivable                         256

Other receivables                           30

 TOTAL ASSETS                               19,603,095

LIABILITIES

Payable to custodian bank      $ 519

Payable for fund shares         19,635
redeemed

Accrued management fee          736

Payable for daily variation     1,416
on futures contracts

Other payables and accrued      2,811
expenses

Collateral on securities        1,409,410
loaned, at value

 TOTAL LIABILITIES                          1,434,527

NET ASSETS                                 $ 18,168,568

Net Assets consist of:

Paid in capital                            $ 10,666,912

Undistributed net investment                41,700
income

Accumulated undistributed net               53,656
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 7,406,300
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 385,788                    $ 18,168,568
shares outstanding

NET ASSET VALUE, offering                   $47.09
price and redemption price
per share ($18,168,568
(divided by) 385,788 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                     SIX
                                         MONTHS ENDED AUGUST 31, 1999
                                         (UNAUDITED)

INVESTMENT INCOME                        $ 117,288
Dividends

Interest                                  5,651

Security lending                          1,491

 TOTAL INCOME                             124,430

EXPENSES

Management fee and            $ 22,052
sub-advisory fee

Transfer agent fees            12,290

Accounting fees                530

Non-interested trustees'       33
compensation

Registration fees              551

Audit                          68

Legal                          11

Interest                       34

 Total expenses before         35,569
reductions

 Expense reductions            (18,791)   16,778

NET INVESTMENT INCOME                     107,652

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities         75,817

 Futures contracts             22,880     98,697

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities         935,625

 Assets and liabilities in     (1)
foreign currencies

 Futures contracts             (9,506)    926,118

NET GAIN (LOSS)                           1,024,815

NET INCREASE (DECREASE) IN               $ 1,132,467
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED AUGUST 31,  YEAR ENDED FEBRUARY 28, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 107,652                    $ 173,810
income

 Net realized gain (loss)         98,697                       21,390

 Change in net unrealized         926,118                      2,116,567
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,132,467                    2,311,767
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (98,554)                     (168,721)
From net investment income

 From net realized gain           (46,966)                     (103,340)

 TOTAL DISTRIBUTIONS              (145,520)                    (272,061)

Share transactions Net            4,074,978                    7,293,000
proceeds from sales of shares

 Reinvestment of distributions    143,513                      268,490

 Cost of shares redeemed          (2,802,558)                  (5,012,488)

 NET INCREASE (DECREASE) IN       1,415,933                    2,549,002
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       2,402,880                    4,588,708
IN NET ASSETS

NET ASSETS

 Beginning of period              15,765,688                   11,176,980

 End of period (including        $ 18,168,568                 $ 15,765,688
undistributed net investment
income of $41,700 and
$32,602, respectively)

OTHER INFORMATION
Shares

 Sold                             86,011                       179,538

 Issued in reinvestment of        3,112                        6,834
distributions

 Redeemed                         (59,187)                     (125,415)

 Net increase (decrease)          29,936                       60,957


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED AUGUST 31,  YEARS ENDED FEBRUARY 28,
                               1999

                               (UNAUDITED)                  1999                      1998      1997     1996 G   1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 44.30                      $ 37.90                   $ 28.85   $ 23.56  $ 18.02  $ 17.36
period

Income from Invest- ment
Operations

Net investment  income          .29 D                        .53 D                     .55 D     .51 D    .48      .43

Net realized  and unrealized    2.90                         6.74                      9.29      5.47     5.63     .77
gain (loss)

Total from invest- ment         3.19                         7.27                      9.84      5.98     6.11     1.20
operations

Less Distributions

 From net investment income     (.27)                        (.53)                     (.54)     (.49)    (.46)    (.43)

From net  realized gain         (.13)                        (.34)                     (.25)     (.20)    (.11)    (.07)

In excess of net realized gain  -                            -                         -         -        -        (.04)

Total distributions             (.40)                        (.87)                     (.79)     (.69)    (.57)    (.54)

Net asset value,  end of       $ 47.09                      $ 44.30                   $ 37.90   $ 28.85  $ 23.56  $ 18.02
period

TOTAL RETURN B, C               7.22%                        19.50%                    34.65%    25.87%   34.37%   7.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period     $ 18,169                     $ 15,766                  $ 11,177  $ 6,487  $ 4,113  $ 2,235
(in millions)

Ratio of expenses  to average   .20% A, E                    .19% E                    .20% E    .28% E   .28% E   .28% E
 net assets

Ratio of expenses to average    .19% A, F                    .18% F                    .19% F    .26% F   .25% F   .28%
net assets after expense
reductions

Ratio of net invest- ment       1.20% A                      1.33%                     1.66%     2.00%    2.34%    2.65%
income to average net assets

Portfolio turnover rate         3% A                         4%                        2%        3%       1%       11%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

G FOR THE YEAR ENDED FEBRUARY 29

NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan U.S. Equity Index (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS - CONTINUED

futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases of securities, other than short-term securities, aggregated $1,696,541,000, of which $121,530,000 represents the current value of securities delivered in exchange for fund shares.

Sales of securities, other than short-term securities, aggregated
$254,360,000.

The market value of futures contracts opened and closed during the period amounted to $1,954,330,000 and $2,012,589,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. In addition, the fund pays Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $596,000.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. On July 26, 1999, Bankers Trust was formally sentenced in United States District Court to pay the $60 million fine. Separately, Bankers Trust has agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE - CONTINUED

plea and formal sentence did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea and subsequent sentence, absent an order from the Securities and Exchange Commission (SEC), Bankers Trust would not be able to continue to provide investment advisory services to the funds. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

At a shareholder meeting held on September 15, 1999, and re-convened on September 30, 1999, shareholders approved both an interim sub-advisory agreement with Bankers Trust (required due to Bankers Trust's merger with Deutsche Bank) and a new sub-advisory agreement with Bankers Trust (one that no longer includes securities lending administration). The new sub-advisory agreement replaced the interim sub-advisory agreement and took effect on October 1, 1999. Bankers Trust and the trust, on behalf of Spartan U.S. Equity Index Fund, entered into a new securities lending agreement. Shareholders also approved a "manager-of-managers" arrangement, which will allow the Board to hire, terminate, or replace sub-advisers, and to modify material terms and conditions of a sub-advisory agreement (including the fees payable thereunder) for the fund without shareholders approval. The implementation of this "manager-of-managers" structure, however, is pending an exemptive order from the SEC.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers
Trust. The commissions paid to these affiliated firms were $47,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains

5. SECURITY LENDING - CONTINUED

collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $1,365,726,000. The fund received cash collateral of $1,409,410,000 which was invested in the Bankers Trust Institutional Daily Asset Fund and U.S. Treasury obligations valued at $130,000.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balances during the period for which loans were outstanding amounted to $39,203,000. The weighted average interest rate was 5.28%.

7. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above an annual rate of .19% of average net assets. For the period, the reimbursement reduced expenses by $17,953,000.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $32,000 and $806,000, respectively, under these arrangements.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on September 15, 1999, and re-convened on September 30, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1(A)

To approve an interim sub-advisory agreement with Bankers Trust
Company for the fund.

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    7,963,698,466.64   84.031

Against        369,927,233.97     3.904

Abstain        1,143,418,423.32   12.065

TOTAL          9,477,044,123.93   100.000

PROPOSAL 1(B)

To approve a new sub-advisory agreement with Bankers Trust Company for the fund.

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    7,846,090,852.49   82.790

Against        469,386,010.62     4.953

Abstain        1,161,567,260.82   12.257

TOTAL          9,477,044,123.93   100.000

PROPOSAL 2

To approve a new "manager-of-managers" arrangement for the fund.

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    7,507,345,048.09   79.216

Against        761,344,154.46     8.034

Abstain        1,208,354,921.38   12.750

TOTAL          9,477,044,123.93   100.000

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER

Bankers Trust Company
New York, NY

OFFICERS

Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN

Bankers Trust Company
New York, NY

UEI-SANN-1099   85848
1.536672.102

(Fidelity logo graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com